Schedules of Investments

May 31, 2022

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.1%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.0%
175,388	AT&T Inc.	$3,734,011
188,967	Liberty Global PLC, Class C Shares*	4,801,651
24,252	Lumen Technologies Inc.(a)	296,845
173,890	Verizon Communications Inc.	8,918,818

	Total Diversified Telecommunication Services	17,751,325

Entertainment - 1.3%
18,957	Activision Blizzard Inc.	1,476,371
24,426	Electronic Arts Inc.	3,386,665
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	41,967
4,958	Liberty Media Corp-Liberty Formula One, Class C Shares*	308,834
3,295	Live Nation Entertainment Inc.*	313,190
429	Madison Square Garden Sports Corp., Class A Shares*	70,296
22,004	Netflix Inc.*	4,344,470
2,011	Playtika Holding Corp.*	29,783
2,905	Roku Inc., Class A Shares*	275,684
20,270	Sea Ltd., ADR*	1,675,518
7,758	Skillz Inc., Class A Shares*(a)	14,740
3,346	Spotify Technology SA*	377,328
3,758	Take-Two Interactive Software Inc.*	467,984
94,087	Walt Disney Co. (The)*	10,390,968
54,084	Warner Bros Discovery Inc.*	997,850
1,055	World Wrestling Entertainment Inc., Class A Shares	70,442

	Total Entertainment	24,242,090

Interactive Media & Services - 4.2%
14,546	Alphabet Inc., Class A Shares*	33,095,641
6,793	Alphabet Inc., Class C Shares*	15,493,339
1,867	IAC/InterActiveCorp*	159,255
66,653	Match Group Inc.*	5,250,923
98,922	Meta Platforms Inc., Class A Shares*	19,155,256
13,954	Pinterest Inc., Class A Shares*	274,196
2,723	TripAdvisor Inc.*	67,639
19,263	Twitter Inc.*	762,815
3,250	Vimeo Inc.*	28,243

	Total Interactive Media & Services	74,287,307

Media - 0.7%
5,645	Altice USA Inc., Class A Shares*	64,240
131	Cable One Inc.	170,706
2,956	Charter Communications Inc., Class A Shares*	1,498,485
183,605	Comcast Corp., Class A Shares	8,130,029
6,092	DISH Network Corp., Class A Shares*	139,080
7,636	Fox Corp., Class A Shares	271,154
3,779	Fox Corp., Class B Shares	123,611
9,666	Interpublic Group of Cos., Inc. (The)	311,535
576	Liberty Broadband Corp., Class A Shares*	70,278
3,459	Liberty Broadband Corp., Class C Shares*	432,963
2,302	Liberty Media Corp-Liberty SiriusXM, Class A Shares	95,096
3,919	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	161,071
540	Loyalty Ventures Inc.*	5,724
4,194	New York Times Co. (The), Class A Shares	144,651
9,559	News Corp., Class A Shares	166,327
2,970	News Corp., Class B Shares	52,213
1,006	Nexstar Media Group Inc., Class A Shares	176,271
5,078	Omnicom Group Inc.	378,869
181	Paramount Global, Class A Shares	6,672

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 7.3% - (continued)
Media - 0.7% - (continued)
14,111	Paramount Global, Class B Shares	$484,431
21,329	Sirius XM Holdings Inc.(a)	136,506

	Total Media	13,019,912

Wireless Telecommunication Services - 0.1%
14,463	T-Mobile US Inc.*	1,927,773

	TOTAL COMMUNICATION SERVICES	131,228,407

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.3%
39,898	Adient PLC*	1,411,990
30,718	Aptiv PLC*	3,263,480
6,062	BorgWarner Inc.	244,420
5,802	Gentex Corp.	180,326
1,503	Lear Corp.	211,863
6,198	QuantumScape Corp., Class A Shares*(a)	79,273

	Total Auto Components	5,391,352

Automobiles - 1.0%
96,052	Ford Motor Co.	1,313,992
33,750	General Motors Co.*	1,305,450
3,718	Harley-Davidson Inc.	130,799
3,392	Rivian Automotive Inc., Class A Shares*	106,509
20,436	Tesla Inc.*	15,495,801
1,292	Thor Industries Inc.(a)	98,153

	Total Automobiles	18,450,704

Distributors - 0.6%
3,410	Genuine Parts Co.	466,249
186,712	LKQ Corp.	9,595,130
955	Pool Corp.	380,682

	Total Distributors	10,442,061

Diversified Consumer Services - 0.0%
3,875	ADT Inc.	28,985
1,474	Bright Horizons Family Solutions Inc.*	133,471
3,316	Chegg Inc.*	64,529
2,078	Frontdoor Inc.*	51,410
1,049	Grand Canyon Education Inc.*	93,539
4,105	H&R Block Inc.	144,660
1,825	Mister Car Wash Inc.*	22,156
3,935	Service Corp. International	275,568
2,927	Terminix Global Holdings Inc.*	127,061

	Total Diversified Consumer Services	941,379

Hotels, Restaurants & Leisure - 1.7%
5,817	Aramark	200,512
3,824	Booking Holdings Inc.*	8,579,373
2,013	Boyd Gaming Corp.	118,304
4,929	Caesars Entertainment Inc.*	247,288
20,794	Carnival Corp.*	288,621
688	Chipotle Mexican Grill Inc., Class A Shares*	964,954
854	Choice Hotels International Inc.	109,218
904	Churchill Downs Inc.	182,997
3,122	Darden Restaurants Inc.	390,250
900	Domino’s Pizza Inc.	326,853
7,921	DraftKings Inc., Class A Shares*(a)	107,330
3,557	Expedia Group Inc.*	460,027
6,718	Hilton Worldwide Holdings Inc.	946,297
1,213	Hyatt Hotels Corp., Class A Shares*	107,217
8,256	Las Vegas Sands Corp.*	292,758
6,674	Marriott International Inc., Class A Shares	1,145,125
1,021	Marriott Vacations Worldwide Corp.	150,822
18,337	McDonald’s Corp.	4,624,775
9,259	MGM Resorts International	323,787
9,056	Norwegian Cruise Line Holdings Ltd.*(a)	144,987
4,170	Penn National Gaming Inc.*	133,273

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.7% - (continued)
Hotels, Restaurants & Leisure - 1.7% - (continued)
2,042	Planet Fitness Inc., Class A Shares*	$143,696
5,344	Royal Caribbean Cruises Ltd.*	310,326
1,891	Six Flags Entertainment Corp.*	55,501
28,244	Starbucks Corp.	2,217,154
2,115	Travel + Leisure Co.	108,098
22,077	Vail Resorts Inc.	5,568,040
4,369	Wendy’s Co. (The)	81,438
2,249	Wyndham Hotels & Resorts Inc.	180,212
2,591	Wynn Resorts Ltd.*	171,265
10,508	Yum China Holdings Inc.	477,694
7,099	Yum! Brands Inc.	862,315

	Total Hotels, Restaurants & Leisure	30,020,507

Household Durables - 0.4%
8,058	DR Horton Inc.	605,559
3,624	Garmin Ltd.	382,767
3,196	Leggett & Platt Inc.	125,187
6,310	Lennar Corp., Class A Shares	506,378
460	Lennar Corp., Class B Shares	30,898
1,348	Mohawk Industries Inc.*	190,688
9,327	Newell Brands Inc.	199,971
78	NVR Inc.*	347,148
6,075	PulteGroup Inc.	274,955
4,371	Tempur Sealy International Inc.	115,263
2,773	Toll Brothers Inc.	139,953
809	TopBuild Corp.*	159,583
26,979	Whirlpool Corp.	4,970,611

	Total Household Durables	8,048,961

Internet & Direct Marketing Retail - 3.1%
19,337	Amazon.com Inc.*	46,489,822
48,617	Chewy Inc., Class A Shares*(a)	1,205,702
3,641	DoorDash Inc., Class A Shares*	280,029
122,290	eBay Inc.	5,951,854
3,150	Etsy Inc.*	255,528
183,921	Qurate Retail Inc., Class A Shares	663,955
1,839	Wayfair Inc., Class A Shares*(a)	109,218

	Total Internet & Direct Marketing Retail	54,956,108

Leisure Products - 0.1%
1,887	Brunswick Corp.	141,959
3,199	Hasbro Inc.	287,110
8,550	Mattel Inc.*	214,776
7,301	Peloton Interactive Inc., Class A Shares*	101,922
1,420	Polaris Inc.(a)	151,301
2,098	YETI Holdings Inc.*	95,984

	Total Leisure Products	993,052

Multiline Retail - 1.2%
24,886	Dollar General Corp.	5,483,381
85,602	Dollar Tree Inc.*	13,724,569
3,387	Kohl’s Corp.	136,564
2,693	Nordstrom Inc.(a)	71,176
1,541	Ollie’s Bargain Outlet Holdings Inc.*	72,381
11,754	Target Corp.	1,902,737

	Total Multiline Retail	21,390,808

Specialty Retail - 2.3%
16,858	Advance Auto Parts Inc.	3,200,660
983	AutoNation Inc.*	117,528
506	AutoZone Inc.*	1,042,183
5,887	Bath & Body Works Inc.	241,485
5,936	Best Buy Co., Inc.	487,108
1,598	Burlington Stores Inc.*	268,943
4,000	CarMax Inc.*	397,080
1,857	Carvana Co., Class A Shares*	54,670

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.7% - (continued)
Specialty Retail - 2.3% - (continued)
1,527	Dick’s Sporting Goods Inc.(a)	$124,038
1,399	Five Below Inc.*	182,695
2,531	Floor & Decor Holdings Inc., Class A Shares*	190,939
2,365	Foot Locker Inc.	77,998
1,575	GameStop Corp., Class A Shares*(a)	196,466
4,936	Gap Inc. (The)	54,444
25,643	Home Depot Inc. (The)	7,763,418
3,962	Leslie’s Inc.*(a)	76,942
11,209	Lithia Motors Inc., Class A Shares	3,412,804
45,560	Lowe’s Cos., Inc.	8,897,868
1,626	O’Reilly Automotive Inc.*	1,036,038
755	Penske Automotive Group Inc.	86,931
1,115	Petco Health & Wellness Co., Inc., Class A Shares*	17,795
439	RH*	127,345
8,614	Ross Stores Inc.	732,362
92,185	TJX Cos., Inc. (The)	5,860,200
16,005	Tractor Supply Co.	2,998,697
5,068	Ulta Beauty Inc.*	2,144,271
1,832	Victoria’s Secret & Co.*	75,497
3,509	Vroom Inc.*	5,018
65,128	Warby Parker Inc., Class A Shares*(a)	1,105,873
1,780	Williams-Sonoma Inc.	227,698

	Total Specialty Retail	41,204,994

Textiles, Apparel & Luxury Goods - 1.0%
3,539	Capri Holdings Ltd.*	172,491
977	Carter’s Inc.	75,278
874	Columbia Sportswear Co.	67,980
660	Deckers Outdoor Corp.*	177,250
165,506	Hanesbrands Inc.	1,964,556
2,798	lululemon athletica Inc.*	818,947
109,317	NIKE Inc., Class B Shares	12,992,325
1,682	PVH Corp.	119,203
1,066	Ralph Lauren Corp., Class A Shares	107,762
3,281	Skechers USA Inc., Class A Shares*	129,271
6,479	Tapestry Inc.	223,526
4,131	Under Armour Inc., Class A Shares*	43,706
5,012	Under Armour Inc., Class C Shares*	48,616
7,943	V.F. Corp.	400,804

	Total Textiles, Apparel & Luxury Goods	17,341,715

	TOTAL CONSUMER DISCRETIONARY	209,181,641

CONSUMER STAPLES - 5.2%
Beverages - 1.1%
205	Boston Beer Co., Inc. (The), Class A Shares*	72,836
1,117	Brown-Forman Corp., Class A Shares	70,516
4,577	Brown-Forman Corp., Class B Shares	302,631
95,331	Coca-Cola Co. (The)	6,042,079
3,833	Constellation Brands Inc., Class A Shares	940,887
17,144	Keurig Dr Pepper Inc.	595,583
4,432	Molson Coors Beverage Co., Class B Shares	247,483
55,149	Monster Beverage Corp.*	4,914,879
33,924	PepsiCo Inc.	5,690,751

	Total Beverages	18,877,645

Food & Staples Retailing - 1.6%
4,214	Albertsons Cos., Inc., Class A Shares	128,738
930	Casey’s General Stores Inc.	194,872
19,896	Costco Wholesale Corp.	9,275,913
1,887	Grocery Outlet Holding Corp.*	72,178
17,935	Kroger Co. (The)	950,017
156,835	Sysco Corp.	13,202,370
5,416	US Foods Holding Corp.*	179,378
17,688	Walgreens Boots Alliance Inc.	775,265

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.2% - (continued)
Food & Staples Retailing - 1.6% - (continued)
34,726	Walmart Inc.	$4,466,805

	Total Food & Staples Retailing	29,245,536

Food Products - 1.0%
59,860	Archer-Daniels-Midland Co.	5,436,485
1,385	Beyond Meat Inc.*(a)	36,633
3,370	Bunge Ltd.	398,739
4,785	Campbell Soup Co.	229,249
133,650	Conagra Brands Inc.	4,395,749
3,962	Darling Ingredients Inc.*	317,237
4,596	Flowers Foods Inc.	126,850
1,001	Freshpet Inc.*	72,042
14,811	General Mills Inc.	1,034,548
2,161	Hain Celestial Group Inc. (The)*	56,942
3,589	Hershey Co. (The)	759,827
7,020	Hormel Foods Corp.	341,664
1,567	Ingredion Inc.	148,379
2,573	J.M. Smucker Co. (The)	322,577
6,130	Kellogg Co.	427,506
17,040	Kraft Heinz Co. (The)	644,623
3,580	Lamb Weston Holdings Inc.	241,936
6,120	McCormick & Co., Inc., Class VTG Shares	567,447
33,836	Mondelez International Inc., Class A Shares	2,150,616
1,166	Pilgrim’s Pride Corp.*	38,851
1,321	Post Holdings Inc.*	108,626
5	Seaboard Corp.	20,697
7,045	Tyson Foods Inc., Class A Shares	631,303

	Total Food Products	18,508,526

Household Products - 0.7%
5,939	Church & Dwight Co., Inc.	534,866
3,014	Clorox Co. (The)	438,115
20,496	Colgate-Palmolive Co.	1,615,290
8,258	Kimberly-Clark Corp.	1,098,479
59,092	Procter & Gamble Co. (The)	8,738,525
1,441	Reynolds Consumer Products Inc.	39,224
982	Spectrum Brands Holdings Inc.	86,161

	Total Household Products	12,550,660

Personal Products - 0.4%
8,462	Coty Inc., Class A Shares*	59,996
25,645	Estee Lauder Cos., Inc. (The), Class A Shares	6,530,499
2,299	Herbalife Nutrition Ltd.*	50,095
1,919	Olaplex Holdings Inc.*	30,934

	Total Personal Products	6,671,524

Tobacco - 0.4%
44,786	Altria Group Inc.	2,422,475
38,233	Philip Morris International Inc.	4,062,256

	Total Tobacco	6,484,731

	TOTAL CONSUMER STAPLES	92,338,622

ENERGY - 3.1%
Energy Equipment & Services - 0.2%
17,803	Baker Hughes Co., Class A Shares	640,552
21,737	Halliburton Co.	880,348
9,553	NOV Inc.	191,060
34,336	Schlumberger NV	1,578,083

	Total Energy Equipment & Services	3,290,043

Oil, Gas & Consumable Fuels - 2.9%
8,284	Antero Midstream Corp.	89,964
8,890	APA Corp.	417,919
5,746	Cheniere Energy Inc.	785,880
47,501	Chevron Corp.	8,296,525
76,089	ConocoPhillips	8,549,360
1,596	Continental Resources Inc.	108,640

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.1% - (continued)
Oil, Gas & Consumable Fuels - 2.9% - (continued)
19,379	Coterra Energy Inc.	$665,281
16,538	Devon Energy Corp.	1,238,696
4,430	Diamondback Energy Inc.	673,449
2,341	DT Midstream Inc.	136,012
14,314	EOG Resources Inc.	1,960,446
7,773	EQT Corp.	370,928
103,982	Exxon Mobil Corp.	9,982,272
6,803	Hess Corp.	837,245
3,742	HF Sinclair Corp.	183,732
47,754	Kinder Morgan Inc.	940,276
18,993	Marathon Oil Corp.	596,950
15,154	Marathon Petroleum Corp.	1,542,526
807	New Fortress Energy Inc., Class A Shares	37,598
20,732	Occidental Petroleum Corp.	1,436,935
10,882	ONEOK Inc.	716,580
11,462	Phillips 66	1,155,484
5,314	Pioneer Natural Resources Co.	1,476,973
173,430	Suncor Energy Inc.	7,003,103
5,632	Targa Resources Corp.	405,617
144	Texas Pacific Land Corp.	225,503
10,017	Valero Energy Corp.	1,298,203
29,824	Williams Cos., Inc. (The)	1,105,277

	Total Oil, Gas & Consumable Fuels	52,237,374

	TOTAL ENERGY	55,527,417

FINANCIALS - 9.4%
Banks - 2.5%
174,588	Bank of America Corp.	6,494,674
976	Bank of Hawaii Corp.	77,572
2,879	Bank OZK	119,392
739	BOK Financial Corp.	63,680
48,713	Citigroup Inc.	2,601,761
10,421	Citizens Financial Group Inc.	431,221
3,214	Comerica Inc.	267,437
2,786	Commerce Bancshares Inc.	192,735
1,425	Cullen/Frost Bankers Inc.	178,097
3,532	East West Bancorp Inc.	259,743
16,718	Fifth Third Bancorp	659,191
298	First Citizens BancShares Inc., Class A Shares	208,719
3,053	First Hawaiian Inc.	78,187
12,974	First Horizon Corp.	296,196
4,424	First Republic Bank	685,853
7,759	FNB Corp.	94,272
35,573	Huntington Bancshares Inc.	493,753
72,096	JPMorgan Chase & Co.	9,533,254
22,761	KeyCorp	454,310
4,367	M&T Bank Corp.	785,929
2,843	PacWest Bancorp	89,782
1,867	Pinnacle Financial Partners Inc.	152,011
10,416	PNC Financial Services Group Inc. (The)	1,827,071
1,990	Popular Inc.	162,603
2,130	Prosperity Bancshares Inc.	154,425
23,581	Regions Financial Corp.	520,904
1,505	Signature Bank	325,486
1,393	SVB Financial Group*	680,578
3,560	Synovus Financial Corp.	151,834
112,155	Truist Financial Corp.	5,578,590
4,955	Umpqua Holdings Corp.	87,456
105,152	US Bancorp	5,580,417
4,305	Webster Financial Corp.	211,332
95,481	Wells Fargo & Co.	4,370,165
2,553	Western Alliance Bancorp	207,738

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.4% - (continued)
Banks - 2.5% - (continued)
1,389	Wintrust Financial Corp.	$121,385
3,575	Zions Bancorp NA	203,918

	Total Banks	44,401,671

Capital Markets - 3.2%
20,961	Affiliated Managers Group Inc.	2,800,809
30,305	Ameriprise Financial Inc.	8,372,362
3,485	Ares Management Corp., Class A Shares	248,028
18,077	Bank of New York Mellon Corp. (The)	842,569
3,510	BlackRock Inc., Class A Shares	2,348,471
17,207	Blackstone Inc.	2,026,813
3,980	Carlyle Group Inc. (The)	153,349
2,635	Cboe Global Markets Inc.	295,937
36,928	Charles Schwab Corp. (The)	2,588,653
8,800	CME Group Inc., Class A Shares	1,749,704
867	Evercore Inc., Class A Shares	99,011
917	FactSet Research Systems Inc.	350,092
7,398	Franklin Resources Inc.	200,338
8,045	Goldman Sachs Group Inc. (The)	2,629,508
1,969	Interactive Brokers Group Inc., Class A Shares	121,172
13,650	Intercontinental Exchange Inc.	1,397,624
8,148	Invesco Ltd.	157,582
4,146	Janus Henderson Group PLC	116,544
5,253	Jefferies Financial Group Inc.	173,454
13,653	KKR & Co., Inc.	748,321
2,461	Lazard Ltd., Class A Shares	86,775
1,984	LPL Financial Holdings Inc.	389,241
917	MarketAxess Holdings Inc.	258,301
3,981	Moody’s Corp.	1,200,550
32,465	Morgan Stanley(b)	2,796,535
573	Morningstar Inc.	147,278
13,901	MSCI Inc., Class A Shares	6,149,107
2,854	Nasdaq Inc.	443,112
5,035	Northern Trust Corp.	562,661
4,459	Raymond James Financial Inc.	439,167
45,409	S&P Global Inc.	15,869,537
2,620	SEI Investments Co.	153,087
8,904	State Street Corp.	645,451
2,502	Stifel Financial Corp.	160,553
5,534	T. Rowe Price Group Inc.	703,316
2,565	Tradeweb Markets Inc., Class A Shares	173,420
2,150	Virtu Financial Inc., Class A Shares	56,180

	Total Capital Markets	57,654,612

Consumer Finance - 0.6%
8,283	Ally Financial Inc.	364,783
15,126	American Express Co.	2,553,571
10,087	Capital One Financial Corp.	1,289,724
201	Credit Acceptance Corp.*	119,657
43,069	Discover Financial Services	4,887,901
2,681	OneMain Holdings Inc., Class A Shares	118,125
6,566	SLM Corp.	128,628
12,757	Synchrony Financial	472,519
1,225	Upstart Holdings Inc.*(a)	61,740

	Total Consumer Finance	9,996,648

Diversified Financial Services - 0.9%
8,934	Apollo Global Management Inc.	514,956
45,037	Berkshire Hathaway Inc., Class B Shares*	14,230,791
8,592	Equitable Holdings Inc.	261,283
2,504	Voya Financial Inc.	171,799

	Total Diversified Financial Services	15,178,829

Insurance - 2.2%
15,807	Aflac Inc.	957,430

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.4% - (continued)
Insurance - 2.2% - (continued)
326	Alleghany Corp.*	$271,812
6,868	Allstate Corp. (The)	938,787
1,662	American Financial Group Inc.	234,841
91,186	American International Group Inc.	5,350,794
5,363	Aon PLC, Class A Shares	1,478,418
9,295	Arch Capital Group Ltd.*	441,141
4,999	Arthur J. Gallagher & Co.	809,538
25,428	Assurant Inc.	4,492,873
1,651	Assured Guaranty Ltd.	97,161
1,899	Axis Capital Holdings Ltd.	111,224
1,952	Brighthouse Financial Inc.*	95,882
5,715	Brown & Brown Inc.	339,300
10,526	Chubb Ltd.	2,224,039
3,626	Cincinnati Financial Corp.	463,620
826	CNA Financial Corp.	37,864
562	Erie Indemnity Co., Class A Shares	94,276
953	Everest Re Group Ltd.	269,223
6,794	Fidelity National Financial Inc.	287,386
2,597	First American Financial Corp.	157,352
2,456	Globe Life Inc.	239,632
830	Hanover Insurance Group Inc. (The)	121,678
8,232	Hartford Financial Services Group Inc. (The)	596,902
1,386	Kemper Corp.	73,222
889	Lemonade Inc.*(a)	19,994
89,871	Lincoln National Corp.	5,206,227
5,129	Loews Corp.	335,898
329	Markel Corp.*	450,542
12,472	Marsh & McLennan Cos., Inc.	1,994,896
636	Mercury General Corp.	31,132
78,436	MetLife Inc.	5,285,802
6,738	Old Republic International Corp.	161,173
961	Primerica Inc.	121,086
6,371	Principal Financial Group Inc.	464,637
14,339	Progressive Corp. (The)	1,711,790
9,282	Prudential Financial Inc.	986,213
1,634	Reinsurance Group of America Inc.	205,639
1,044	RenaissanceRe Holdings Ltd.	160,275
5,914	Travelers Cos., Inc. (The)	1,058,843
4,997	Unum Group	182,141
72	White Mountains Insurance Group Ltd.	89,630
3,053	Willis Towers Watson PLC	644,397
5,209	WR Berkley Corp.	370,516

	Total Insurance	39,665,226

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
12,854	AGNC Investment Corp.	157,204
35,148	Annaly Capital Management Inc.	232,328
9,809	New Residential Investment Corp.	110,842
6,684	Starwood Property Trust Inc.	159,681

	Total Mortgage Real Estate Investment Trusts (REITs)	660,055

Thrifts & Mortgage Finance - 0.0%
7,432	MGIC Investment Corp.	103,528
11,184	New York Community Bancorp Inc.	111,616
2,586	Rocket Cos., Inc., Class A Shares(a)	23,455
1,501	TFS Financial Corp.	22,545
3,552	UWM Holdings Corp.	14,386

	Total Thrifts & Mortgage Finance	275,530

	TOTAL FINANCIALS	167,832,571

HEALTH CARE - 13.8%
Biotechnology - 1.6%
43,379	AbbVie Inc.	6,392,763
2,942	Alnylam Pharmaceuticals Inc.*	370,104

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.8% - (continued)
Biotechnology - 1.6% - (continued)
13,704	Amgen Inc.	$3,518,365
3,589	Biogen Inc.*	717,800
64,775	BioMarin Pharmaceutical Inc.*	4,866,546
1,399	CureVac NV*(a)	26,301
55,876	Exact Sciences Corp.*	2,783,184
7,868	Exelixis Inc.*	144,220
30,823	Gilead Sciences Inc.	1,998,872
5,354	Horizon Therapeutics PLC*	480,200
4,582	Incyte Corp.*	347,728
3,439	Ionis Pharmaceuticals Inc.*	125,592
3,655	Iovance Biotherapeutics Inc.*	24,671
1,034	Mirati Therapeutics Inc.*	40,491
8,306	Moderna Inc.*	1,207,111
2,093	Natera Inc.*	76,792
2,294	Neurocrine Biosciences Inc.*	214,466
1,839	Novavax Inc.*(a)	101,752
2,509	Regeneron Pharmaceuticals Inc.*	1,667,833
1,179	Sage Therapeutics Inc.*	36,867
19,368	Sarepta Therapeutics Inc.*	1,410,378
3,311	Seagen Inc.*	449,237
1,578	Ultragenyx Pharmaceutical Inc.*	74,008
1,085	United Therapeutics Corp.*	249,919
6,246	Vertex Pharmaceuticals Inc.*	1,677,988

	Total Biotechnology	29,003,188

Health Care Equipment & Supplies - 3.6%
42,648	Abbott Laboratories	5,009,434
1,085	ABIOMED Inc.*	286,114
47,570	Alcon Inc.	3,554,906
13,316	Align Technology Inc.*	3,697,054
66,737	Baxter International Inc.	5,075,349
7,006	Becton Dickinson and Co.	1,792,135
34,823	Boston Scientific Corp.*	1,428,091
1,164	Cooper Cos., Inc. (The)	408,261
5,453	DENTSPLY SIRONA Inc.	215,721
10,263	DexCom Inc.*	3,057,758
51,036	Edwards Lifesciences Corp.*	5,146,981
1,401	Embecta Corp.*	34,717
1,137	Enovis Corp.*	75,429
16,221	Envista Holdings Corp.*	698,152
1,802	Figs Inc., Class A Shares*	16,038
1,921	Globus Medical Inc., Class A Shares*	127,939
59,258	Hologic Inc.*	4,460,350
488	ICU Medical Inc.*	88,640
2,077	IDEXX Laboratories Inc.*	813,395
17,505	Insulet Corp.*	3,736,967
1,619	Integra LifeSciences Holdings Corp.*	101,414
22,629	Intuitive Surgical Inc.*	5,151,265
1,232	Masimo Corp.*	173,010
123,484	Medtronic PLC	12,366,923
2,510	Novocure Ltd.*	201,754
882	Penumbra Inc.*	129,583
823	QuidelOrtho Corp.*	78,210
3,542	ResMed Inc.	720,655
2,093	STERIS PLC	477,623
16,459	Stryker Corp.	3,859,635
1,518	Tandem Diabetes Care Inc.*	103,482
1,147	Teleflex Inc.	330,038
5,121	Zimmer Biomet Holdings Inc.	615,595
528	Zimvie Inc.*	11,494

	Total Health Care Equipment & Supplies	64,044,112

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.8% - (continued)
Health Care Providers & Services - 3.7%
2,168	Acadia Healthcare Co., Inc.*	$154,297
3,968	agilon health Inc.*	75,789
837	Amedisys Inc.*	97,017
3,579	AmerisourceBergen Corp., Class A Shares	553,993
6,014	Anthem Inc.	3,064,794
6,803	Cardinal Health Inc.	383,145
101,527	Centene Corp.*	8,268,359
369	Chemed Corp.	178,744
47,935	Cigna Corp.	12,860,481
77,417	CVS Health Corp.	7,490,095
1,548	DaVita Inc.*	150,914
2,468	Encompass Health Corp.	161,753
2,256	Guardant Health Inc.*	92,451
34,237	HCA Healthcare Inc.	7,203,465
3,404	Henry Schein Inc.*	291,519
3,165	Humana Inc.	1,437,638
2,284	Laboratory Corp. of America Holdings	563,508
3,681	McKesson Corp.	1,209,908
1,412	Molina Healthcare Inc.*	409,791
2,407	Oak Street Health Inc.*(a)	45,444
2,881	Premier Inc., Class A Shares	107,778
2,921	Quest Diagnostics Inc.	411,919
1,570	Signify Health Inc., Class A Shares*	21,399
40,389	UnitedHealth Group Inc.	20,064,447
1,743	Universal Health Services Inc., Class B Shares	217,195

	Total Health Care Providers & Services	65,515,843

Health Care Technology - 0.1%
7,170	Cerner Corp.	680,074
2,793	Certara Inc.*	56,754
6,134	Change Healthcare Inc.*	147,768
495	Definitive Healthcare Corp., Class A Shares*	9,677
3,728	Teladoc Health Inc.*	127,088
3,379	Veeva Systems Inc., Class A Shares*	575,309

	Total Health Care Technology	1,596,670

Life Sciences Tools & Services - 1.6%
2,102	10X Genomics Inc., Class A Shares*	107,601
2,867	Adaptive Biotechnologies Corp.*	22,420
7,358	Agilent Technologies Inc.	938,587
14,610	Avantor Inc.*	468,104
1,795	Azenta Inc.	137,569
518	Bio-Rad Laboratories Inc., Class A Shares*	278,575
959	Bio-Techne Corp.	354,571
2,509	Bruker Corp.	156,762
1,205	Charles River Laboratories International Inc.*	282,066
15,568	Danaher Corp.	4,107,150
14,994	Illumina Inc.*	3,590,763
4,679	IQVIA Holdings Inc.*	1,007,155
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	79,308
556	Mettler-Toledo International Inc.*	715,083
3,093	PerkinElmer Inc.	462,929
5,675	QIAGEN NV*	260,766
1,349	Repligen Corp.*	221,870
113,064	Sotera Health Co.*	2,408,263
2,467	Syneos Health Inc., Class A Shares*	182,287
21,017	Thermo Fisher Scientific Inc.	11,928,619
1,461	Waters Corp.*	479,135
1,816	West Pharmaceutical Services Inc.	563,650

	Total Life Sciences Tools & Services	28,753,233

Pharmaceuticals - 3.2%
53,543	Bristol-Myers Squibb Co.	4,039,819
4,148	Catalent Inc.*	427,493

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.8% - (continued)
Pharmaceuticals - 3.2% - (continued)
11,102	Elanco Animal Health Inc.*	$263,117
33,210	Eli Lilly & Co.	10,409,342
1,469	Jazz Pharmaceuticals PLC*	219,880
88,194	Johnson & Johnson	15,833,469
112,504	Merck & Co., Inc.	10,353,743
4,745	Nektar Therapeutics, Class A Shares*	16,513
6,220	Organon & Co.	236,111
3,275	Perrigo Co. PLC	130,542
137,072	Pfizer Inc.	7,270,299
8,096	Royalty Pharma PLC, Class A Shares	333,070
29,500	Viatris Inc.	361,965
42,427	Zoetis Inc., Class A Shares	7,252,047

	Total Pharmaceuticals	57,147,410

	TOTAL HEALTH CARE	246,060,456

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.6%
1,588	Axon Enterprise Inc.*	160,960
13,148	Boeing Co. (The)*	1,727,647
2,242	BWX Technologies Inc.	114,791
911	Curtiss-Wright Corp.	129,344
6,106	General Dynamics Corp.	1,373,301
1,077	HEICO Corp.	154,065
1,928	HEICO Corp., Class A Shares	225,750
1,987	Hexcel Corp.	114,153
9,330	Howmet Aerospace Inc.	333,734
960	Huntington Ingalls Industries Inc.	202,042
4,811	L3Harris Technologies Inc.	1,158,970
5,958	Lockheed Martin Corp.	2,622,175
1,373	Mercury Systems Inc.*	82,119
14,193	Northrop Grumman Corp.	6,641,898
127,769	Raytheon Technologies Corp.	12,153,387
2,567	Spirit AeroSystems Holdings Inc., Class A Shares	80,655
5,484	Textron Inc.	358,050
1,279	TransDigm Group Inc.*	774,268
3,784	Virgin Galactic Holdings Inc.*(a)	26,526
1,512	Woodward Inc.	153,634

	Total Aerospace & Defense	28,587,469

Air Freight & Logistics - 0.6%
3,165	CH Robinson Worldwide Inc.	343,434
4,127	Expeditors International of Washington Inc.	449,183
6,018	FedEx Corp.	1,351,523
2,423	GXO Logistics Inc.*	131,496
45,280	United Parcel Service Inc., Class B Shares	8,252,280

	Total Air Freight & Logistics	10,527,916

Airlines - 0.1%
3,059	Alaska Air Group Inc.*	147,627
15,532	American Airlines Group Inc.*	277,557
868	Copa Holdings SA, Class A Shares*	61,368
15,676	Delta Air Lines Inc.*	653,532
7,862	JetBlue Airways Corp.*	84,438
14,491	Southwest Airlines Co.*	664,557
8,038	United Airlines Holdings Inc.*	382,850

	Total Airlines	2,271,929

Building Products - 0.8%
1,500	Advanced Drainage Systems Inc.	164,265
2,251	Allegion PLC	251,324
3,171	AO Smith Corp.	190,640
46,875	Armstrong World Industries Inc.	3,914,062
2,837	AZEK Co., Inc. (The), Class A Shares*	59,776
4,646	Builders FirstSource Inc.*	302,408
1,286	Carlisle Cos., Inc.	327,197

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.9% - (continued)
Building Products - 0.8% - (continued)
21,001	Carrier Global Corp.	$825,549
3,315	Fortune Brands Home & Security Inc.	229,895
1,316	Hayward Holdings Inc.*	20,135
17,221	Johnson Controls International PLC	938,717
809	Lennox International Inc.	169,000
5,866	Masco Corp.	332,544
2,458	Owens Corning	234,936
39,181	Trane Technologies PLC	5,409,329
2,819	Trex Co., Inc.*	179,627

	Total Building Products	13,549,404

Commercial Services & Supplies - 0.7%
2,149	Cintas Corp.	856,011
1,242	Clean Harbors Inc.*	116,003
5,187	Copart Inc.*	594,067
1,107	Driven Brands Holdings Inc.*	32,037
3,347	IAA Inc.*	130,633
852	MSA Safety Inc.	108,621
5,154	Republic Services Inc., Class A Shares	689,811
5,746	Rollins Inc.	203,753
2,263	Stericycle Inc.*	114,395
62,472	Waste Management Inc.	9,902,437

	Total Commercial Services & Supplies	12,747,768

Construction & Engineering - 0.3%
3,363	AECOM	234,906
1,402	MasTec Inc.*	117,193
5,185	MDU Resources Group Inc.	141,965
35,244	Quanta Services Inc.	4,194,036
511	Valmont Industries Inc.	131,199

	Total Construction & Engineering	4,819,299

Electrical Equipment - 0.6%
861	Acuity Brands Inc.	150,692
5,704	AMETEK Inc.	692,865
96,289	Bloom Energy Corp., Class A Shares*	1,686,983
5,322	ChargePoint Holdings Inc.*(a)	68,068
35,423	Eaton Corp. PLC	4,909,628
14,644	Emerson Electric Co.	1,298,337
1,020	Fluence Energy Inc., Class A Shares*	9,996
1,504	Generac Holdings Inc.*	371,608
1,363	Hubbell Inc., Class B Shares	258,779
4,082	nVent Electric PLC	144,503
12,478	Plug Power Inc.*(a)	230,594
1,700	Regal Rexnord Corp.	212,415
2,852	Rockwell Automation Inc.	608,046
3,815	Sensata Technologies Holding PLC	183,235
2,140	Shoals Technologies Group Inc., Class A Shares*	33,384
4,962	Sunrun Inc.*	129,608
7,564	Vertiv Holdings Co., Class A Shares	83,128

	Total Electrical Equipment	11,071,869

Industrial Conglomerates - 0.6%
13,991	3M Co.	2,088,716
26,812	General Electric Co.	2,099,112
36,992	Honeywell International Inc.	7,162,391

	Total Industrial Conglomerates	11,350,219

Machinery - 1.6%
1,530	AGCO Corp.	196,039
2,505	Allison Transmission Holdings Inc.	100,225
13,286	Caterpillar Inc.	2,867,783
1,209	Crane Holdings Co.	115,653
3,561	Cummins Inc.	744,676
6,847	Deere & Co.	2,449,720
3,181	Donaldson Co., Inc.	166,303

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.9% - (continued)
Machinery - 1.6% - (continued)
32,117	Dover Corp.	$4,300,787
1,137	Esab Corp.*	56,850
3,094	Flowserve Corp.	97,461
8,014	Fortive Corp.	495,025
2,333	Gates Industrial Corp. PLC*	29,769
4,177	Graco Inc.	264,404
1,834	IDEX Corp.	351,303
7,750	Illinois Tool Works Inc.	1,612,542
9,648	Ingersoll Rand Inc.	454,903
2,113	ITT Inc.	155,982
1,386	Lincoln Electric Holdings Inc.	188,246
1,398	Middleby Corp. (The)*	211,741
1,418	Nordson Corp.	308,954
1,655	Oshkosh Corp.	153,766
121,644	Otis Worldwide Corp.	9,050,314
8,359	PACCAR Inc.	725,896
3,160	Parker-Hannifin Corp.	860,057
4,162	Pentair PLC	208,808
1,292	Snap-on Inc.	286,669
3,982	Stanley Black & Decker Inc.	472,624
1,488	Timken Co. (The)	90,872
2,568	Toro Co. (The)	211,834
4,425	Westinghouse Air Brake Technologies Corp.	417,985
4,391	Xylem Inc.	369,942

	Total Machinery	28,017,133

Marine - 0.0%
1,461	Kirby Corp.*	98,661

Professional Services - 0.7%
3,220	Booz Allen Hamilton Holding Corp., Class A Shares	276,469
590	CACI International Inc., Class A Shares*	165,418
10,980	Clarivate PLC*	162,175
80,889	CoStar Group Inc.*	4,929,376
3,883	Dun & Bradstreet Holdings Inc.*	67,059
2,991	Equifax Inc.	605,917
814	FTI Consulting Inc.*	136,752
3,116	Jacobs Engineering Group Inc.	436,520
2,341	Legalzoom.com Inc.*	30,667
3,536	Leidos Holdings Inc.	369,512
1,332	ManpowerGroup Inc.	119,361
8,991	Nielsen Holdings PLC	229,810
2,659	Robert Half International Inc.	239,709
1,327	Science Applications International Corp.	114,865
4,695	TransUnion	407,573
26,078	Verisk Analytics Inc., Class A Shares	4,561,564

	Total Professional Services	12,852,747

Road & Rail - 1.0%
219	AMERCO	107,306
54,266	CSX Corp.	1,725,116
2,042	JB Hunt Transport Services Inc.	352,408
3,935	Knight-Swift Transportation Holdings Inc., Class A Shares	191,398
898	Landstar System Inc.	135,984
7,195	Lyft Inc., Class A Shares*	127,208
5,873	Norfolk Southern Corp.	1,407,523
2,521	Old Dominion Freight Line Inc.	651,023
1,280	Ryder System Inc.	102,426
1,269	Schneider National Inc., Class B Shares	30,634
3,152	TuSimple Holdings Inc., Class A Shares*	25,878
439,846	Uber Technologies Inc.*	10,204,427
15,785	Union Pacific Corp.	3,469,227
2,383	XPO Logistics Inc.*	127,348

	Total Road & Rail	18,657,906

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.9% - (continued)
Trading Companies & Distributors - 1.3%
72,795	AerCap Holdings NV*	$3,598,985
58,842	Air Lease Corp., Class A Shares	2,213,047
1,168	Core & Main Inc., Class A Shares*	27,565
14,147	Fastenal Co.	757,713
993	MSC Industrial Direct Co., Inc., Class A Shares	84,335
1,121	SiteOne Landscape Supply Inc.*	150,517
26,406	United Rentals Inc.*	7,873,741
85,997	Univar Solutions Inc.*	2,641,828
798	Watsco Inc.	203,993
9,987	WW Grainger Inc.	4,864,368

	Total Trading Companies & Distributors	22,416,092

	TOTAL INDUSTRIALS	176,968,412

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.8%
5,949	Arista Networks Inc.*	608,464
3,747	Ciena Corp.*	190,423
178,062	Cisco Systems Inc.	8,021,693
77,712	CommScope Holding Co., Inc.*	583,617
1,488	F5 Inc.*	242,603
7,834	Juniper Networks Inc.	240,347
1,694	Lumentum Holdings Inc.*	145,820
20,900	Motorola Solutions Inc.	4,592,566
142	Ubiquiti Inc.	37,142
1,717	ViaSat Inc.*	67,804

	Total Communications Equipment	14,730,479

Electronic Equipment, Instruments & Components - 0.9%
14,326	Amphenol Corp., Class A Shares	1,015,140
35,872	Arrow Electronics Inc.*	4,327,957
2,432	Avnet Inc.	117,830
3,323	CDW Corp.	564,445
4,251	Cognex Corp.	205,833
573	Coherent Inc.*	155,260
18,667	Corning Inc.	668,652
204,810	Flex Ltd.*	3,496,107
810	IPG Photonics Corp.*	85,447
3,428	Jabil Inc.	210,891
4,469	Keysight Technologies Inc.*	650,686
587	Littelfuse Inc.	158,607
3,209	National Instruments Corp.	113,342
23,650	TD SYNNEX Corp.	2,456,053
1,127	Teledyne Technologies Inc.*	456,604
6,142	Trimble Inc.*	417,963
4,116	Vontier Corp.	110,391
1,320	Zebra Technologies Corp., Class A Shares*	446,411

	Total Electronic Equipment, Instruments & Components	15,657,619

IT Services - 6.2%
15,615	Accenture PLC, Class A Shares	4,660,453
3,873	Akamai Technologies Inc.*	391,328
3,015	Amdocs Ltd.	261,973
10,308	Automatic Data Processing Inc.	2,298,066
33,720	Block Inc., Class A Shares*	2,950,837
26,735	Bread Financial Holdings Inc.	1,473,099
2,836	Broadridge Financial Solutions Inc.	414,680
6,372	Cloudflare Inc., Class A Shares*	356,832
63,370	Cognizant Technology Solutions Corp., Class A Shares	4,733,739
1,007	Concentrix Corp.	155,974
5,975	DXC Technology Co.*	210,440
1,327	EPAM Systems Inc.*	449,216
1,209	Euronet Worldwide Inc.*	146,482
2,825	Fastly Inc., Class A Shares*	36,866
68,786	Fidelity National Information Services Inc.	7,188,137

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 27.1% - (continued)
IT Services - 6.2% - (continued)
152,951	Fiserv Inc.*	$15,322,631
1,972	FleetCor Technologies Inc.*	490,653
1,932	Gartner Inc.*	506,957
4,386	Genpact Ltd.	194,607
62,460	Global Payments Inc.	8,184,758
991	Globant SA*	187,804
4,190	GoDaddy Inc., Class A Shares*	314,460
21,941	International Business Machines Corp.	3,046,288
1,775	Jack Henry & Associates Inc.	333,913
5,499	Kyndryl Holdings Inc.*	67,858
21,197	MasterCard Inc., Class A Shares	7,585,770
1,537	MongoDB Inc., Class A Shares*	364,500
3,093	Okta Inc., Class A Shares*	256,874
7,905	Paychex Inc.	978,876
96,489	PayPal Holdings Inc.*	8,221,828
8,795	Paysafe Ltd.*	24,010
7,975	Sabre Corp.*	59,892
1,131	Shift4 Payments Inc., Class A Shares*	51,630
4,983	Snowflake Inc., Class A Shares*	636,080
647	SolarWinds Corp.	7,531
5,416	SS&C Technologies Holdings Inc.	346,570
5,826	StoneCo Ltd., Class A Shares*	58,493
2,536	Switch Inc., Class A Shares	85,590
1,113	Thoughtworks Holding Inc.*	19,266
4,076	Twilio Inc., Class A Shares*	428,673
34,464	VeriSign Inc.*	6,015,691
142,633	Visa Inc., Class A Shares	30,262,444
9,633	Western Union Co. (The)	174,743
1,093	WEX Inc.*	186,116
1,194	Wix.com Ltd.*	75,234

	Total IT Services	110,217,862

Semiconductors & Semiconductor Equipment - 5.9%
40,113	Advanced Micro Devices Inc.*	4,085,910
1,049	Allegro MicroSystems Inc.*	27,012
98,139	Analog Devices Inc.	16,526,608
21,763	Applied Materials Inc.	2,552,582
4,270	ASML Holding NV, Class REG Shares, ADR	2,460,758
29,542	Broadcom Inc.	17,138,200
1,290	Cirrus Logic Inc.*	105,187
22,371	Enphase Energy Inc.*	4,165,256
3,233	Entegris Inc.	358,734
2,672	First Solar Inc.*	188,670
1,245	GLOBALFOUNDRIES Inc.*	74,314
149,745	Intel Corp.	6,651,673
3,722	KLA Corp.	1,357,972
3,453	Lam Research Corp.	1,795,664

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 27.2% - (continued)
Semiconductors & Semiconductor Equipment - 5.9% - (continued)
20,690	Marvell Technology Inc.	$1,223,813
13,366	Microchip Technology Inc.	971,040
27,508	Micron Technology Inc.	2,031,191
1,398	MKS Instruments Inc.	172,653
1,112	Monolithic Power Systems Inc.	500,834
123,079	NVIDIA Corp.	22,981,311
6,504	NXP Semiconductors NV	1,234,199
10,541	ON Semiconductor Corp.*	639,628
2,688	Qorvo Inc.*	300,384
27,698	QUALCOMM Inc.	3,966,907
85,553	Skyworks Solutions Inc.	9,314,155
3,982	Teradyne Inc.	435,073
22,679	Texas Instruments Inc.	4,008,740
1,061	Universal Display Corp.	134,015
2,877	Wolfspeed Inc.*	216,437

	Total Semiconductors & Semiconductor Equipment	105,618,920

Software - 9.4%
44,935	Adobe Inc.*	18,714,529
1,521	Alteryx Inc., Class A Shares*	84,644
3,516	Anaplan Inc.*	230,650
2,149	ANSYS Inc.*	559,514
687	Aspen Technology Inc.*	132,928
16,889	Atlassian Corp. PLC, Class A Shares*	2,994,757
5,405	Autodesk Inc.*	1,122,889
2,143	Avalara Inc.*	181,448
3,615	Bentley Systems Inc., Class B Shares	124,284
2,290	Bill.com Holdings Inc.*	270,770
3,810	Black Knight Inc.*	258,737
1,410	C3.ai Inc., Class A Shares*	26,677
6,748	Cadence Design Systems Inc.*	1,037,370
2,882	CDK Global Inc.	156,954
3,196	Ceridian HCM Holding Inc.*	179,935
3,037	Citrix Systems Inc.	305,795
1,843	Coupa Software Inc.*	126,780
22,360	Crowdstrike Holdings Inc., Class A Shares*	3,577,376
6,231	Datadog Inc., Class A Shares*	594,375
592	Datto Holding Corp.*	20,785
4,737	DocuSign Inc., Class A Shares*	397,482
1,598	Dolby Laboratories Inc., Class A Shares	124,037
1,391	DoubleVerify Holdings Inc.*	30,950
7,283	Dropbox Inc., Class A Shares*	151,778
1,889	Duck Creek Technologies Inc.*	35,079
4,808	Dynatrace Inc.*	181,117
1,837	Elastic NV*	113,251
768	Everbridge Inc.*	31,726
625	Fair Isaac Corp.*	255,969
1,630	Five9 Inc.*	157,637
3,285	Fortinet Inc.*	966,250
2,143	Guidewire Software Inc.*	171,311
1,106	HubSpot Inc.*	373,485
854	Informatica Inc., Class A Shares*	17,422
19,213	Intuit Inc.	7,963,020
1,516	Jamf Holding Corp.*	39,022
15,428	LiveRamp Holdings Inc.*	394,957
5,842	Mandiant Inc.*	128,816
1,592	Manhattan Associates Inc.*	192,520
227,649	Microsoft Corp.	61,890,934
646	N-able Inc.*	6,460
1,158	nCino Inc.*	37,832
2,949	NCR Corp.*	102,301
1,155	New Relic Inc.*	54,123

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 27.2% - (continued)
Software - 9.4% - (continued)
238,987	NortonLifeLock Inc.	$5,816,944
5,294	Nutanix Inc., Class A Shares*	85,763
95,283	Oracle Corp.	6,852,753
40,240	Palantir Technologies Inc., Class A Shares*	349,283
19,043	Palo Alto Networks Inc.*	9,574,439
1,213	Paycom Software Inc.*	344,904
1,077	Paycor HCM Inc.*	26,408
976	Paylocity Holding Corp.*	170,663
936	Pegasystems Inc.	46,369
1,414	Procore Technologies Inc.*	64,337
2,632	PTC Inc.*	306,707
31,686	RingCentral Inc., Class A Shares*	2,000,654
2,564	Roper Technologies Inc.	1,134,416
72,949	Salesforce Inc.*	11,689,348
17,049	ServiceNow Inc.*	7,969,896
3,129	Smartsheet Inc., Class A Shares*	111,549
29,746	Splunk Inc.*	3,050,750
3,722	Synopsys Inc.*	1,188,062
2,455	Teradata Corp.*	94,346
10,651	Trade Desk Inc. (The), Class A Shares*	554,384
987	Tyler Technologies Inc.*	351,194
34,880	UiPath Inc., Class A Shares*	595,402
22,181	Unity Software Inc.*	886,574
43,707	VMware Inc., Class A Shares	5,598,867
20,139	Workday Inc., Class A Shares*	3,147,726
2,976	Zendesk Inc.*	272,155
5,339	Zoom Video Communications Inc., Class A Shares*	573,675
1,947	Zscaler Inc.*	298,066

	Total Software	167,674,310

Technology Hardware, Storage & Peripherals - 4.0%
432,788	Apple Inc.	64,416,166
6,650	Dell Technologies Inc., Class C Shares	332,101
31,889	Hewlett Packard Enterprise Co.	497,468
26,577	HP Inc.	1,032,251
5,343	NetApp Inc.	384,429
6,852	Pure Storage Inc., Class A Shares*	162,598
88,010	Western Digital Corp.*	5,341,327
3,108	Xerox Holdings Corp.	58,492

	Total Technology Hardware, Storage & Peripherals	72,224,832

	TOTAL INFORMATION TECHNOLOGY	486,124,022

MATERIALS - 2.6%
Chemicals - 1.5%
5,427	Air Products & Chemicals Inc.	1,335,910
2,851	Albemarle Corp.	742,457
1,263	Ashland Global Holdings Inc.	135,166
4,989	Axalta Coating Systems Ltd.*	135,501
42,524	Celanese Corp., Class A Shares	6,655,857
5,247	CF Industries Holdings Inc.	518,246
3,899	Chemours Co. (The)	168,008
17,906	Corteva Inc.	1,121,274
1,845	Diversey Holdings Ltd.*	18,081
18,071	Dow Inc.	1,228,467
67,981	DuPont de Nemours Inc.	4,612,511
3,320	Eastman Chemical Co.	365,731
6,136	Ecolab Inc.	1,005,752
5,673	Element Solutions Inc.	120,778
3,186	FMC Corp.	390,540
5,084	Huntsman Corp.	184,295
6,250	International Flavors & Fragrances Inc.	826,063
6,372	LyondellBasell Industries NV, Class A Shares	728,001

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.6% - (continued)
Chemicals - 1.5% - (continued)
9,025	Mosaic Co. (The)	$565,416
156	NewMarket Corp.	51,405
3,472	Olin Corp.	228,423
5,817	PPG Industries Inc.	735,792
3,195	RPM International Inc.	281,480
1,067	Scotts Miracle-Gro Co. (The)	100,960
15,902	Sherwin-Williams Co. (The)	4,262,372
4,290	Valvoline Inc.	143,543
813	Westlake Corp.	107,405

	Total Chemicals	26,769,434

Construction Materials - 0.4%
976	Eagle Materials Inc.	127,427
1,538	Martin Marietta Materials Inc.	521,966
34,693	Vulcan Materials Co.	5,719,835

	Total Construction Materials	6,369,228

Containers & Packaging - 0.4%
37,179	Amcor PLC	487,045
1,603	AptarGroup Inc.	171,665
532	Ardagh Group SA, Class A Shares(c)(f)	6,161
1,362	Ardagh Metal Packaging SA*	8,226
2,004	Avery Dennison Corp.	345,810
7,780	Ball Corp.	551,524
68,782	Berry Global Group Inc.*	4,012,054
3,015	Crown Holdings Inc.	314,887
6,921	Graphic Packaging Holding Co.	154,061
9,490	International Paper Co.	459,791
2,299	Packaging Corp. of America	361,587
3,630	Sealed Air Corp.	225,713
2,228	Silgan Holdings Inc.	97,609
2,405	Sonoco Products Co.	140,620
6,377	WestRock Co.	309,221

	Total Containers & Packaging	7,645,974

Metals & Mining - 0.3%
4,515	Alcoa Corp.	278,666
10,946	Cleveland-Cliffs Inc.*	253,728
35,908	Freeport-McMoRan Inc.	1,403,285
19,676	Newmont Corp.	1,335,016
6,682	Nucor Corp.	885,098
1,528	Reliance Steel & Aluminum Co.	297,043
1,575	Royal Gold Inc.	178,101
2,065	Southern Copper Corp.	127,576
4,623	Steel Dynamics Inc.	394,712
6,344	United States Steel Corp.	159,044

	Total Metals & Mining	5,312,269

Paper & Forest Products - 0.0%
2,125	Louisiana-Pacific Corp.	146,752
943	Sylvamo Corp.*	47,848

	Total Paper & Forest Products	194,600

	TOTAL MATERIALS	46,291,505

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
4,084	Alexandria Real Estate Equities Inc.	677,740
3,252	American Campus Communities Inc.	211,380
7,092	American Homes 4 Rent, Class A Shares	262,120
11,081	American Tower Corp.	2,838,177
6,628	Americold Realty Trust Inc.	183,529
3,831	Apartment Income REIT Corp.	171,859
3,446	AvalonBay Communities Inc.	716,630
3,769	Boston Properties Inc.	419,037
7,025	Brixmor Property Group Inc.	171,269

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.8% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.8% - (continued)
2,424	Camden Property Trust	$347,820
3,533	Cousins Properties Inc.	122,065
77,029	Crown Castle International Corp.	14,608,550
5,431	CubeSmart	241,842
6,889	Digital Realty Trust Inc.	961,636
4,078	Douglas Emmett Inc.	115,285
9,434	Duke Realty Corp.	498,398
1,814	EPR Properties	92,949
6,624	Equinix Inc.	4,551,284
4,335	Equity LifeStyle Properties Inc.	328,159
59,943	Equity Residential	4,605,421
1,589	Essex Property Trust Inc.	451,038
3,263	Extra Space Storage Inc.	581,467
1,880	Federal Realty Investment Trust	216,144
3,155	First Industrial Realty Trust Inc.	167,688
5,619	Gaming and Leisure Properties Inc.	263,082
5,203	Healthcare Trust of America Inc., Class A Shares	156,350
12,990	Healthpeak Properties Inc.	385,673
2,392	Highwoods Properties Inc.	93,982
17,770	Host Hotels & Resorts Inc.	355,222
3,404	Hudson Pacific Properties Inc.	67,774
14,426	Invitation Homes Inc.	544,149
7,072	Iron Mountain Inc.	381,181
2,708	JBG SMITH Properties	69,893
2,816	Kilroy Realty Corp.	170,931
14,246	Kimco Realty Corp.	336,918
2,096	Lamar Advertising Co., Class A Shares	205,303
1,963	Life Storage Inc.	229,200
14,677	Medical Properties Trust Inc.	272,699
2,830	Mid-America Apartment Communities Inc.	512,230
4,215	National Retail Properties Inc.	186,724
5,851	Omega Healthcare Investors Inc.	174,184
1,400	Orion Office REIT Inc.	18,662
5,285	Park Hotels & Resorts Inc.	95,447
18,096	Prologis Inc.	2,306,878
3,699	Public Storage	1,223,037
3,485	Rayonier Inc.	143,652
13,862	Realty Income Corp.	945,666
4,218	Regency Centers Corp.	287,710
3,940	Rexford Industrial Realty Inc.	251,648
2,659	SBA Communications Corp., Class A Shares	895,046
8,001	Simon Property Group Inc.	917,315
1,659	SL Green Realty Corp.	102,476
3,039	Spirit Realty Capital Inc.	127,608
5,990	STORE Capital Corp.	165,264
2,809	Sun Communities Inc.	461,041
7,704	UDR Inc.	368,251
9,774	Ventas Inc.	554,577
20,595	VICI Properties Inc.	635,356
4,250	Vornado Realty Trust	148,580
10,682	Welltower Inc.	951,659
18,379	Weyerhaeuser Co.	726,338
4,635	WP Carey Inc.	389,989

	Total Equity Real Estate Investment Trusts (REITs)	49,663,182

Real Estate Management & Development - 0.0%
8,237	CBRE Group Inc., Class A Shares*	682,353
1,017	Howard Hughes Corp. (The)*	85,560
1,255	Jones Lang LaSalle Inc.*	247,636
11,366	Opendoor Technologies Inc.*	82,176
1,457	Zillow Group Inc., Class A Shares*	58,222

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value
REAL ESTATE - 2.8% - (continued)
Real Estate Management & Development - 0.0% - (continued)
4,084		Zillow Group Inc., Class C Shares*	$162,952

		Total Real Estate Management & Development	1,318,899

		TOTAL REAL ESTATE	50,982,081

UTILITIES - 2.1%
Electric Utilities - 1.5%
6,154		Alliant Energy Corp.	392,748
12,283		American Electric Power Co., Inc.	1,253,234
1,400		Avangrid Inc.	66,626
7,996		Constellation Energy Corp.	496,392
18,890		Duke Energy Corp.	2,125,503
75,747		Edison International	5,295,473
4,916		Entergy Corp.	591,493
5,586		Evergy Inc.	390,685
8,516		Eversource Energy	786,197
23,990		Exelon Corp.	1,179,109
13,344		FirstEnergy Corp.	573,258
2,585		Hawaiian Electric Industries Inc.	111,594
1,234		IDACORP Inc.	134,531
48,148		NextEra Energy Inc.	3,644,322
105,674		NRG Energy Inc.	4,865,231
4,805		OGE Energy Corp.	198,446
48,791		PG&E Corp.*	595,250
2,764		Pinnacle West Capital Corp.	214,625
18,561		PPL Corp.	560,171
25,968		Southern Co. (The)	1,964,739
13,276		Xcel Energy Inc.	1,000,214

		Total Electric Utilities	26,439,841

Gas Utilities - 0.0%
3,216		Atmos Energy Corp.	374,053
2,139		National Fuel Gas Co.	157,281
5,306		UGI Corp.	226,778

		Total Gas Utilities	758,112

Independent Power & Renewable Electricity Producers - 0.0%
16,112		AES Corp. (The)	355,109
3,131		Brookfield Renewable Corp., Class A Shares	113,280
11,744		Vistra Corp.	309,689

		Total Independent Power & Renewable Electricity Producers	778,078

Multi-Utilities - 0.5%
6,244		Ameren Corp.	594,366
14,412		CenterPoint Energy Inc.	461,905
7,078		CMS Energy Corp.	502,821
8,685		Consolidated Edison Inc.	862,073
19,774		Dominion Energy Inc.	1,665,366
4,734		DTE Energy Co.	628,249
9,606		NiSource Inc.	302,109
12,335		Public Service Enterprise Group Inc.	845,441
7,848		Sempra Energy	1,285,973
7,840		WEC Energy Group Inc.	823,749

		Total Multi-Utilities	7,972,052

Water Utilities - 0.1%
4,491		American Water Works Co., Inc.	679,264
5,632		Essential Utilities Inc.	260,536

		Total Water Utilities	939,800

		TOTAL UTILITIES	36,887,883

		TOTAL COMMON STOCKS (Cost - $1,010,776,827)	1,699,423,017

CLOSED END MUTUAL FUND SECURITY - 1.1%
FINANCIALS - 1.1%
Capital Markets - 1.1%
278,711		iShares® Core S&P U.S. Value ETF, Common Class Shares(a) (Cost - $15,841,905)	20,429,516

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,026,618,732)	1,719,852,533

Face Amount†
SHORT-TERM INVESTMENTS (d) - 4.0%
MONEY MARKET FUND - 0.5%
$ 8,281,452		Invesco STIT - Government & Agency Portfolio, 0.665%, Institutional Class(e) (Cost - $8,281,452)	8,281,452

TIME DEPOSITS - 3.5%
31,882,211		Barclays Bank PLC - London, 0.400% due 6/1/22	31,882,211
1,748,797		BNP Paribas - Paris, 0.400% due 6/1/22	1,748,797
29,803		Royal Bank of Canada - Toronto, 0.280% due 6/1/22	23,564
1,163,356	CAD	Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	1,163,356
27,492,359		Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	27,492,359

		TOTAL TIME DEPOSITS (Cost - $62,310,287)	62,310,287

		TOTAL SHORT-TERM INVESTMENTS (Cost - $70,591,739)	70,591,739

		TOTAL INVESTMENTS - 100.2% (Cost - $1,097,210,472)	1,790,444,272

		Liabilities in Excess of Other Assets - (0.2)%	(3,335,984)

		TOTAL NET ASSETS - 100.0%	$1,787,108,288

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of May 31, 2022, total cost and total market value of affiliated securities amounted to $914,568 and $2,796,535, respectively.

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of May 31, 2022
Morgan Stanley	$3,824,540	$279,357	$(696,321)	$462,791	$(1,073,832)	$69,869	$2,796,535

(c)	Illiquid security.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.5%.
(e)	Represents investments of collateral received from securities lending transactions.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2022, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$ 1,097,210,472	$ 768,237,980	$ (75,293,773)	$ 692,944,207

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	27.2%
Health Care	13.8
Consumer Discretionary	11.7
Financials	10.6
Industrials	10.0
Communication Services	7.4
Consumer Staples	5.2
Energy	3.1
Real Estate	2.8
Materials	2.6
Utilities	2.1
Short-Term Investments	3.5

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2022, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	66	6/22	$13,888,689	$13,633,125	$(255,564)
S&P MidCap 400 E-mini Index June Futures	4	6/22	1,039,309	1,005,280	(34,029)

					$(289,593)

At May 31, 2022, Large Cap Equity Fund had deposited cash of $800,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
541	Anterix Inc.*	$23,149
382	ATN International Inc.	16,842
868	Bandwidth Inc., Class A Shares*	18,263
1,743	Cogent Communications Holdings Inc.	105,260
2,589	Consolidated Communications Holdings Inc.*	17,139
1,657	EchoStar Corp., Class A Shares*	39,818
25,850	Globalstar Inc.*(a)	36,190
600	IDT Corp., Class B Shares*	16,536
4,829	Iridium Communications Inc.*	179,204
2,029	Liberty Latin America Ltd., Class A Shares*	19,296
6,205	Liberty Latin America Ltd., Class C Shares*	59,010
694	Ooma Inc.*	9,744
3,089	Radius Global Infrastructure Inc., Class A Shares*	46,026
202	Telesat Corp.*	3,379

	Total Diversified Telecommunication Services	589,856

Entertainment - 0.8%
20,571	AMC Entertainment Holdings Inc., Class A Shares*(a)	294,988
260	Chicken Soup For The Soul Entertainment Inc., Class A Shares*	1,726
4,546	Cinemark Holdings Inc.*	77,191
1,058	CuriosityStream Inc.*	1,598
33,290	Endeavor Group Holdings Inc., Class A Shares*	756,349
633	Eros STX Global Corp.*	1,253
2,014	IMAX Corp.*	34,882
409	Liberty Media Corp-Liberty Braves, Class A Shares*	10,380
1,458	Liberty Media Corp-Liberty Braves, Class C Shares*	35,794
981	Liberty Media Corp-Liberty Formula One, Class A Shares*	55,937
8,108	Liberty Media Corp-Liberty Formula One, Class C Shares*	505,047
2,537	Lions Gate Entertainment Corp., Class A Shares*	25,954
100,290	Lions Gate Entertainment Corp., Class B Shares*	941,723
2,144	LiveOne Inc.*	1,801
8,182	Madison Square Garden Entertainment Corp.*	554,658
767	Madison Square Garden Sports Corp., Class A Shares*	125,681
809	Marcus Corp. (The)*	12,677
4,341	Playtika Holding Corp.*	64,290
13,206	Skillz Inc., Class A Shares*(a)	25,091
14,537	World Wrestling Entertainment Inc., Class A Shares(a)	970,636

	Total Entertainment	4,497,656

Interactive Media & Services - 0.1%
3,952	Cargurus Inc., Class A Shares*	100,065
2,700	Cars.com Inc.*	27,945
2,993	Eventbrite Inc., Class A Shares*	35,108
770	EverQuote Inc., Class A Shares*	6,892
5,744	fuboTV Inc.*(a)	18,898
3,362	Liberty TripAdvisor Holdings Inc., Class A Shares*	3,496
847	MediaAlpha Inc., Class A Shares*	8,555
1,027	Outbrain Inc.*	6,306
1,999	QuinStreet Inc.*	21,989
3,979	TripAdvisor Inc.*	98,838
4,723	TrueCar Inc.*	15,728
5,844	Vimeo Inc.*	50,784
3,054	Yelp Inc., Class A Shares*	89,818
1,763	Ziff Davis Inc.*	134,587

	Total Interactive Media & Services	619,009

Media - 1.1%
2,665	Advantage Solutions Inc.*	11,460

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.1% - (continued)
Media - 1.1% - (continued)
1,217	AMC Networks Inc., Class A Shares*	$47,779
4,856	Audacy Inc., Class A Shares*	8,449
862	Boston Omaha Corp., Class A Shares*	18,835
1,593	Cable One Inc.	2,075,838
1,317	Cardlytics Inc.*	34,124
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	21,946
2,881	comScore Inc.*	5,560
58,295	Criteo SA, ADR*	1,511,006
41	Daily Journal Corp.*	11,309
930	Emerald Holding Inc.*	3,116
2,331	Entravision Communications Corp., Class A Shares	12,191
2,467	EW Scripps Co. (The), Class A Shares*	39,151
2,051	Fluent Inc.*	2,646
4,982	Gannett Co., Inc.*	19,579
3,574	Gray Television Inc.	70,479
634	Hemisphere Media Group Inc., Class A Shares*	4,349
4,541	iHeartMedia Inc., Class A Shares*	53,584
1,380	Integral Ad Science Holding Corp.*	16,808
15,962	Interpublic Group of Cos., Inc. (The)	514,455
1,798	John Wiley & Sons Inc., Class A Shares	95,222
3,088	Loyalty Ventures Inc.*	32,733
5,368	Magnite Inc.*	58,994
2,403	National CineMedia Inc.	2,956
6,661	New York Times Co. (The), Class A Shares	229,738
15,813	News Corp., Class A Shares	275,146
4,751	News Corp., Class B Shares	83,523
1,617	Nexstar Media Group Inc., Class A Shares	283,331
1,241	Scholastic Corp.	46,575
1,931	Sinclair Broadcast Group Inc., Class A Shares	46,788
2,112	Stagwell Inc.*	16,706
1,066	TechTarget Inc.*	75,782
8,909	TEGNA Inc	195,107
240	Thryv Holdings Inc.*	6,286
2,259	WideOpenWest Inc.*	49,653

	Total Media	5,981,204

Wireless Telecommunication Services - 0.0%
2,292	Gogo Inc.*	46,436
2,230	Shenandoah Telecommunications Co.	51,201
4,252	Telephone & Data Systems Inc.	75,388
522	United States Cellular Corp.*	16,030

	Total Wireless Telecommunication Services	189,055

	TOTAL COMMUNICATION SERVICES	11,876,780

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.5%
3,884	Adient PLC*	137,455
4,445	American Axle & Manufacturing Holdings Inc.*	36,049
9,768	BorgWarner Inc.	393,846
613	Cooper-Standard Holdings Inc.*	3,445
5,678	Dana Inc.	94,028
1,051	Dorman Products Inc.*	106,203
1,699	Fox Factory Holding Corp.*	139,352
9,715	Gentex Corp.	301,942
1,308	Gentherm Inc.*	90,173
11,039	Goodyear Tire & Rubber Co. (The)*	142,624
1,038	LCI Industries	124,062
2,461	Lear Corp.	346,903
1,949	Modine Manufacturing Co.*	23,037
670	Motorcar Parts of America Inc.*	9,936
959	Patrick Industries Inc.	57,645
10,087	QuantumScape Corp., Class A Shares*(a)	129,013

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.6% - (continued)
Auto Components - 0.5% - (continued)
928	Standard Motor Products Inc.	$37,074
1,225	Stoneridge Inc.*	25,333
2,902	Tenneco Inc., Class A Shares*	50,234
1,115	Visteon Corp.*	125,114
5,157	XL Fleet Corp.*	6,240
746	XPEL Inc.*	38,508

	Total Auto Components	2,418,216

Automobiles - 0.1%
1,123	Arcimoto Inc.*(a)	4,492
5,022	Canoo Inc.*(a)	16,824
6,576	Fisker Inc.*(a)	68,259
6,176	Harley-Davidson Inc.	217,272
5,872	Lordstown Motors Corp., Class A Shares*	12,155
2,148	Thor Industries Inc.(a)	163,183
1,302	Winnebago Industries Inc.	64,384
6,490	Workhorse Group Inc.*	20,054

	Total Automobiles	566,623

Distributors - 0.1%
911	Funko Inc., Class A Shares*	18,557
421	Greenlane Holdings Inc., Class A Shares*	124
1,580	Pool Corp.	629,820

	Total Distributors	648,501

Diversified Consumer Services - 0.4%
2,764	2U Inc.*	25,760
6,410	ADT Inc.	47,947
2,124	Adtalem Global Education Inc.*	69,285
753	American Public Education Inc.*	10,497
2,431	Bright Horizons Family Solutions Inc.*	220,127
552	Carriage Services Inc., Class A Shares	22,284
5,478	Chegg Inc.*	106,602
3,084	Coursera Inc.*	52,150
563	European Wax Center Inc., Class A Shares	14,919
3,351	Frontdoor Inc.*	82,904
155	Graham Holdings Co., Class B Shares	95,018
1,636	Grand Canyon Education Inc.*	145,882
6,815	H&R Block Inc.	240,161
4,261	Laureate Education Inc., Class A Shares	54,243
2,966	Mister Car Wash Inc.*	36,007
1,861	OneSpaWorld Holdings Ltd.*	17,493
2,793	Perdoceo Education Corp.*	30,472
1,759	PowerSchool Holdings Inc., Class A Shares*	22,498
888	Regis Corp.*	682
6,554	Service Corp. International	458,977
1,195	StoneMor Inc.*	4,099
954	Strategic Education Inc.	62,792
1,780	Stride Inc.*	69,616
4,919	Terminix Global Holdings Inc.*	213,534
666	Udemy Inc.*	9,824
4,269	Vivint Smart Home Inc.*	25,443
2,394	WW International Inc.*	16,973

	Total Diversified Consumer Services	2,156,189

Hotels, Restaurants & Leisure - 1.6%
2,156	Accel Entertainment Inc., Class A Shares*	23,349
9,419	Aramark	324,673
1,402	Bally’s Corp.*	36,648
43	Biglari Holdings Inc., Class B Shares*	5,750
912	BJ’s Restaurants Inc.*	23,958
3,722	Bloomin’ Brands Inc.	78,571
572	Bluegreen Vacations Holding Corp., Class A Shares	15,936
3,317	Boyd Gaming Corp.	194,940

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.6% - (continued)
Hotels, Restaurants & Leisure - 1.6% - (continued)
1,727	Brinker International Inc.*	$52,414
1,399	Carrols Restaurant Group Inc.	2,574
1,124	Century Casinos Inc.*	9,824
1,940	Cheesecake Factory Inc. (The)	63,360
1,447	Choice Hotels International Inc.	185,057
7,123	Churchill Downs Inc.	1,441,909
673	Chuy’s Holdings Inc.*	15,203
976	Cracker Barrel Old Country Store Inc.	99,562
1,794	Dave & Buster’s Entertainment Inc.*	67,975
2,494	Denny’s Corp.*	25,838
681	Dine Brands Global Inc	50,047
3,295	Drive Shack Inc.*	5,272
388	EBET Inc.*	1,191
756	El Pollo Loco Holdings Inc.*	7,832
3,558	Everi Holdings Inc.*	63,688
1,341	F45 Training Holdings Inc.*	8,529
689	Fiesta Restaurant Group Inc.*	5,133
668	First Watch Restaurant Group Inc.*	10,621
1,323	Full House Resorts Inc.*	9,314
1,648	GAN Ltd.*	5,554
700	Golden Entertainment Inc.*	33,096
2,191	Hall of Fame Resort & Entertainment Co.*	1,465
3,477	Hilton Grand Vacations Inc.*	159,073
2,036	Hyatt Hotels Corp., Class A Shares*	179,962
65,672	International Game Technology PLC	1,406,694
846	Jack in the Box Inc.	57,782
3,404	Krispy Kreme Inc.(a)	50,447
164	Kura Sushi USA Inc., Class A Shares*	6,181
1,798	Life Time Group Holdings Inc.*	26,341
3,870	Light & Wonder Inc.*	204,336
1,085	Lindblad Expeditions Holdings Inc.*	15,581
1,697	Marriott Vacations Worldwide Corp.	250,681
537	Monarch Casino & Resort Inc.*	36,435
142	Nathan’s Famous Inc.	7,249
496	NEOGAMES SA*	6,512
1,393	Noodles & Co., Class A Shares*	9,194
15,082	Norwegian Cruise Line Holdings Ltd.*(a)	241,463
786	ONE Group Hospitality Inc.(The)*	7,066
1,336	Papa John’s International Inc.	117,581
6,656	Penn National Gaming Inc.*	212,726
3,364	Planet Fitness Inc., Class A Shares*	236,725
74,550	Playa Hotels & Resorts NV*	644,112
1,121	PlayAGS Inc.*	6,502
1,099	Portillo’s Inc., Class A Shares*	20,408
392	RCI Hospitality Holdings Inc.	22,630
612	Red Robin Gourmet Burgers Inc.*	6,022
2,155	Red Rock Resorts Inc., Class A Shares	83,463
2,470	Rush Street Interactive Inc.*	14,721
1,213	Ruth’s Hospitality Group Inc.	22,356
11,675	SeaWorld Entertainment Inc.*	632,552
1,523	Shake Shack Inc., Class A Shares*	74,094
3,076	Six Flags Entertainment Corp.*	90,281
522	Sweetgreen Inc., Class A Shares*	9,542
1,394	Target Hospitality Corp.*	8,852
2,824	Texas Roadhouse Inc., Class A Shares	220,187
3,451	Travel + Leisure Co.	176,381
1,634	Vail Resorts Inc.	412,111
7,282	Wendy’s Co. (The)	135,737
1,205	Wingstop Inc.	95,990
3,719	Wyndham Hotels & Resorts Inc.	298,003

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.6% - (continued)
Hotels, Restaurants & Leisure - 1.6% - (continued)
430	Xponential Fitness Inc., Class A Shares*	$8,118

	Total Hotels, Restaurants & Leisure	9,083,374

Household Durables - 1.2%
803	Aterian Inc.*(a)	2,594
372	Bassett Furniture Industries Inc.	6,056
971	Beazer Homes USA Inc.*	15,740
381	Cavco Industries Inc.*	84,643
1,256	Century Communities Inc.	68,289
778	Ethan Allen Interiors Inc.	18,096
263	Flexsteel Industries Inc.	5,123
4,982	GoPro Inc., Class A Shares*	34,426
1,247	Green Brick Partners Inc.*	30,327
302	Hamilton Beach Brands Holding Co., Class A Shares	3,117
971	Helen of Troy Ltd.*	179,820
469	Hooker Furnishings Corp.	8,109
162	Hovnanian Enterprises Inc., Class A Shares*	8,293
942	Installed Building Products Inc.	89,999
1,038	iRobot Corp.*	49,398
16,701	KB Home	576,017
1,696	La-Z-Boy Inc.	43,299
368	Legacy Housing Corp.*	5,763
5,373	Leggett & Platt Inc.	210,460
864	LGI Homes Inc.*	84,663
500	Lifetime Brands Inc.	5,705
483	Lovesac Co. (The)*	16,823
1,105	M/I Homes Inc.*	51,659
2,399	MDC Holdings Inc.	91,594
1,501	Meritage Homes Corp.*	128,050
2,219	Mohawk Industries Inc.*	313,900
49,144	Newell Brands Inc.	1,053,647
10,113	PulteGroup Inc.	457,714
2,062	Purple Innovation Inc., Class A Shares*	10,681
2,184	Skyline Champion Corp.*	116,036
815	Snap One Holdings Corp.*	10,065
20,989	Sonos Inc.*	464,487
4,956	Taylor Morrison Home Corp., Class A Shares*	143,575
33,469	Tempur Sealy International Inc.	882,578
4,508	Toll Brothers Inc.	227,519
5,779	TopBuild Corp.*	1,139,966
1,614	Traeger Inc.*	7,667
4,578	Tri Pointe Homes Inc.*	96,458
1,934	Tupperware Brands Corp.*	12,822
475	Universal Electronics Inc.*	12,730
659	VOXX International Corp., Class A Shares*	5,522
2,174	Vuzix Corp.*(a)	14,131
552	Weber Inc., Class A Shares	4,267

	Total Household Durables	6,791,828

Internet & Direct Marketing Retail - 0.2%
26,936	1-800-Flowers.com Inc., Class A Shares*	262,895
331	1stdibs.com Inc.*	1,890
34	aka Brands Holding Corp.*	134
1,761	CarParts.com Inc.*	13,331
12,514	Chewy Inc., Class A Shares*(a)	310,347
362	Duluth Holdings Inc., Class B Shares*	4,514
1,179	Groupon Inc., Class A Shares*	18,216
617	Lands’ End Inc.*	7,157
937	Liquidity Services Inc.*	12,706
1,751	Overstock.com Inc.*(a)	54,263
970	PetMed Express Inc.(a)	21,369
3,057	Porch Group Inc.*	12,595

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.6% - (continued)
Internet & Direct Marketing Retail - 0.2% - (continued)
1,904	Quotient Technology Inc.*	$7,959
14,475	Qurate Retail Inc., Class A Shares	52,255
3,636	RealReal Inc. (The)*	11,926
1,486	Revolve Group Inc., Class A Shares*	43,659
942	Shutterstock Inc	56,708
3,079	Stitch Fix Inc., Class A Shares*(a)	26,079
5,301	Wayfair Inc., Class A Shares*(a)	314,826
1,013	Xometry Inc., Class A Shares*(a)	34,452

	Total Internet & Direct Marketing Retail	1,267,281

Leisure Products - 0.4%
1,473	Acushnet Holdings Corp.	59,951
597	American Outdoor Brands Inc.*	6,907
4,531	AMMO Inc.*	20,027
8,140	BRP Inc	635,408
3,094	Brunswick Corp.	232,762
4,547	Callaway Golf Co.*	98,715
970	Clarus Corp.	21,253
425	Escalade Inc.	5,691
11,385	Genius Brands International Inc.*	8,653
182	Johnson Outdoors Inc., Class A Shares	11,861
1,748	Latham Group Inc.*	16,624
812	Malibu Boats Inc., Class A Shares*	47,583
338	Marine Products Corp.	3,590
691	MasterCraft Boat Holdings Inc.*	16,169
14,286	Mattel Inc.*	358,864
1,281	Nautilus Inc.*	2,690
2,361	Polaris Inc.(a)	251,565
2,040	Smith & Wesson Brands Inc.	31,579
740	Solo Brands Inc., Class A Shares*(a)	3,722
721	Sturm Ruger & Co., Inc.	48,949
2,319	Vista Outdoor Inc.*	89,374
3,484	YETI Holdings Inc.*	159,393

	Total Leisure Products	2,131,330

Multiline Retail - 0.2%
1,366	Big Lots Inc.	33,453
216	Dillard’s Inc., Class A Shares	65,120
1,092	Franchise Group Inc.	43,320
5,565	Kohl’s Corp.	224,381
12,074	Macy’s Inc.	285,550
4,448	Nordstrom Inc.(a)	117,560
2,641	Ollie’s Bargain Outlet Holdings Inc.*	124,048

	Total Multiline Retail	893,432

Specialty Retail - 2.1%
1,426	Aaron’s Co., Inc. (The)	27,893
2,195	Abercrombie & Fitch Co., Class A Shares*	44,866
3,254	Academy Sports & Outdoors Inc.	109,042
6,265	American Eagle Outfitters Inc.	75,869
216	America’s Car-Mart Inc.*	23,414
3,445	Arko Corp.	31,108
936	Asbury Automotive Group Inc.*	169,556
1,671	AutoNation Inc.*	199,785
1,564	Barnes & Noble Education Inc.*	3,926
3,930	Bed Bath & Beyond Inc.*	33,994
720	Big 5 Sporting Goods Corp.(a)	9,180
1,157	Boot Barn Holdings Inc.*	93,370
1,189	Buckle Inc. (The)	39,071
16,361	Caleres Inc.	465,634
1,611	Camping World Holdings Inc., Class A Shares(a)	43,706
2,993	CarLotz Inc.*	1,670
15,298	CarMax Inc.*	1,518,632

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.6% - (continued)
Specialty Retail - 2.1% - (continued)
597	Cato Corp. (The), Class A Shares	$7,791
41,926	Chico’s FAS Inc.*	207,534
7,510	Children’s Place Inc. (The)*	356,575
297	Citi Trends Inc.*	8,874
707	Conn’s Inc.*	9,332
1,274	Container Store Group Inc. (The)*	9,810
38,039	Designer Brands Inc., Class A Shares	590,746
2,425	Dick’s Sporting Goods Inc.(a)	196,983
7,290	Five Below Inc.*	952,001
13,133	Floor & Decor Holdings Inc., Class A Shares*	990,754
3,501	Foot Locker Inc.	115,463
2,589	GameStop Corp., Class A Shares*(a)	322,952
8,352	Gap Inc. (The)	92,123
663	Genesco Inc.*	37,334
665	Group 1 Automotive Inc.	119,427
2,023	GrowGeneration Corp.*(a)	10,418
1,817	Guess? Inc.(a)	37,903
560	Haverty Furniture Cos., Inc.	15,826
602	Hibbett Inc.	30,551
452	JOANN Inc.	3,657
569	Kirkland’s Inc.*(a)	3,294
289	Lazydays Holdings Inc.*	4,488
6,366	Leslie’s Inc.*(a)	123,628
1,208	Lithia Motors Inc., Class A Shares	367,800
960	LL Flooring Holdings Inc.*	11,530
884	MarineMax Inc.*	36,606
19,510	Monro Inc.	925,164
949	Murphy USA Inc.	236,415
30,115	National Vision Holdings Inc.*	847,436
24,097	ODP Corp. (The)*	920,264
516	OneWater Marine Inc., Class A Shares	17,647
3,799	Party City Holdco Inc.*	5,471
1,240	Penske Automotive Group Inc.	142,774
2,359	Petco Health & Wellness Co., Inc., Class A Shares*	37,650
2,586	Rent-A-Center Inc.	71,218
709	RH*	205,667
4,628	Sally Beauty Holdings Inc.*	70,160
2,516	Shift Technologies Inc.*	2,617
641	Shoe Carnival Inc.	17,474
2,160	Signet Jewelers Ltd.	128,736
910	Sleep Number Corp.*	41,796
804	Sonic Automotive Inc., Class A Shares	36,670
1,503	Sportsman’s Warehouse Holdings Inc.*	14,218
885	Tilly’s Inc., Class A Shares	7,328
416	Torrid Holdings Inc.*	2,425
452	TravelCenters of America Inc.*	17,651
2,857	Urban Outfitters Inc.*	60,140
5,154	Vroom Inc.*	7,370
2,985	Williams-Sonoma Inc.	381,841
131	Winmark Corp.	25,912
782	Zumiez Inc.*	25,657

	Total Specialty Retail	11,803,817

Textiles, Apparel & Luxury Goods - 0.8%
5,810	Capri Holdings Ltd.*	283,179
14,937	Carter’s Inc.	1,150,896
1,615	Columbia Sportswear Co.	125,615
2,333	Crocs Inc.*	130,088
1,107	Deckers Outdoor Corp.*	297,296
1,694	Fossil Group Inc.*	12,434
2,026	G-III Apparel Group Ltd.*	50,772

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.6% - (continued)
Textiles, Apparel & Luxury Goods - 0.8% - (continued)
13,996	Hanesbrands Inc.	$166,132
2,080	Kontoor Brands Inc.	83,346
752	Movado Group Inc.	25,515
699	Oxford Industries Inc.	63,721
1,080	PLBY Group Inc.*	9,569
2,816	PVH Corp.	199,570
1,826	Ralph Lauren Corp., Class A Shares	184,590
279	Rocky Brands Inc.	10,448
5,336	Skechers USA Inc., Class A Shares*	210,238
3,187	Steven Madden Ltd.	118,493
468	Superior Group of Cos., Inc.	8,424
10,663	Tapestry Inc.	367,873
7,747	Under Armour Inc., Class A Shares*	81,963
8,058	Under Armour Inc., Class C Shares*	78,163
548	Unifi Inc.*	8,664
1,143	Vera Bradley Inc.*	7,784
38,206	Wolverine World Wide Inc.	815,316

	Total Textiles, Apparel & Luxury Goods	4,490,089

	TOTAL CONSUMER DISCRETIONARY	42,250,680

CONSUMER STAPLES - 4.7%
Beverages - 0.1%
387	Boston Beer Co., Inc. (The), Class A Shares*	137,501
2,142	Celsius Holdings Inc.*	143,707
184	Coca-Cola Consolidated Inc.	103,954
1,312	Duckhorn Portfolio Inc.(The)*	25,781
615	MGP Ingredients Inc.	59,569
997	National Beverage Corp.	49,481
6,352	Primo Water Corp.	90,961
679	Vita Coco Co., Inc.(The)*(a)	8,325
414	Zevia PBC, Class A Shares*	1,014

	Total Beverages	620,293

Food & Staples Retailing - 0.4%
6,510	Albertsons Cos., Inc., Class A Shares	198,881
1,365	Andersons Inc. (The)	51,338
5,507	BJ’s Wholesale Club Holdings Inc.*	318,690
1,518	Casey’s General Stores Inc.	318,082
1,203	Chefs’ Warehouse Inc. (The)*	42,983
3,561	Grocery Outlet Holding Corp.*	136,208
1,410	HF Foods Group Inc.*	7,487
613	Ingles Markets Inc., Class A Shares	54,594
450	MedAvail Holdings Inc.*	770
321	Natural Grocers by Vitamin Cottage Inc.	5,669
6,116	Performance Food Group Co.*	265,067
989	PriceSmart Inc.	77,765
2,441	Rite Aid Corp.*	13,596
1,409	SpartanNash Co.	48,484
4,654	Sprouts Farmers Market Inc.*	126,077
2,410	United Natural Foods Inc.*	102,208
8,959	US Foods Holding Corp.*	296,722
334	Village Super Market Inc., Class A Shares	7,929
635	Weis Markets Inc.	46,685

	Total Food & Staples Retailing	2,119,235

Food Products - 1.7%
2,617	AppHarvest Inc.*(a)	8,270
2,646	B&G Foods Inc.(a)	59,826
2,265	Beyond Meat Inc.*(a)	59,909
5,571	Bunge Ltd.	659,161
15,554	Calavo Growers Inc.	529,614
38,299	Cal-Maine Foods Inc.	1,828,011
6,587	Darling Ingredients Inc.*	527,421

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.7% - (continued)
Food Products - 1.7% - (continued)
7,689	Flowers Foods Inc.	$212,216
1,363	Fresh Del Monte Produce Inc.	34,811
1,829	Freshpet Inc.*	131,633
22,586	Hain Celestial Group Inc. (The)*	595,141
5,680	Hostess Brands Inc., Class A Shares*	120,700
2,765	Ingredion Inc.	261,818
3,454	J&J Snack Foods Corp.	442,872
366	John B Sanfilippo & Son Inc.	27,955
247	Laird Superfood Inc.*	590
5,991	Lamb Weston Holdings Inc.	404,872
780	Lancaster Colony Corp.	95,082
954	Landec Corp.*	9,063
584	Limoneira Co.	6,967
26,791	Mission Produce Inc.*	358,196
2,066	Pilgrim’s Pride Corp.*	68,839
2,345	Post Holdings Inc.*	192,829
1,788	Sanderson Farms Inc.	356,706
11	Seaboard Corp.	45,533
203	Seneca Foods Corp., Class A Shares*	11,541
3,521	Simply Good Foods Co. (The)*	140,699
853	Sovos Brands Inc.*	12,044
1,831	Tattooed Chef Inc.*(a)	13,257
540	Tootsie Roll Industries Inc.	17,858
34,330	TreeHouse Foods Inc.*	1,411,650
42,643	Utz Brands Inc.(a)	597,002
846	Vital Farms Inc.*	8,375
1,493	Whole Earth Brands Inc.*	10,212

	Total Food Products	9,260,673

Household Products - 1.6%
362	Central Garden & Pet Co.*	16,355
1,692	Central Garden & Pet Co., Class A Shares*	71,622
10,466	Clorox Co. (The)	1,521,338
2,789	Energizer Holdings Inc.	83,642
230,789	Henkel AG & Co. KGaA, ADR	3,932,947
24,402	Kimberly-Clark Corp.	3,245,954
205	Oil-Dri Corp. of America	4,873
2,230	Reynolds Consumer Products Inc.	60,701
1,644	Spectrum Brands Holdings Inc.	144,244
537	WD-40 Co.	101,380

	Total Household Products	9,183,056

Personal Products - 0.9%
3,762	Beauty Health Co.*	53,684
146,731	Beiersdorf AG, ADR	3,037,332
4,603	BellRing Brands Inc.*	120,368
14,276	Coty Inc., Class A Shares*	101,217
2,159	Edgewell Personal Care Co.	78,588
1,851	elf Beauty Inc.*	49,274
27,557	Herbalife Nutrition Ltd.*	600,467
3,957	Honest Co., Inc.(The)*	13,612
741	Inter Parfums Inc.	54,686
464	Medifast Inc.	77,372
462	Nature’s Sunshine Products Inc.*	5,585
5,343	NewAge Inc.*	1,923
18,148	Nu Skin Enterprises Inc., Class A Shares	846,604
325	Revlon Inc., Class A Shares*	1,362
570	USANA Health Sciences Inc.*	40,088
2,601	Veru Inc.*	33,657

	Total Personal Products	5,115,819

Tobacco - 0.0%
6,185	22nd Century Group Inc.*	11,257

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.7% - (continued)
Tobacco - 0.0% - (continued)
514	Turning Point Brands Inc.	$15,029
971	Universal Corp.	61,833
5,948	Vector Group Ltd.	73,220

	Total Tobacco	161,339

	TOTAL CONSUMER STAPLES	26,460,415

ENERGY - 4.7%
Energy Equipment & Services - 0.8%
5,992	Archrock Inc.	60,100
999	Bristow Group Inc.*	31,758
2,219	Cactus Inc., Class A Shares	116,320
8,216	ChampionX Corp.	191,186
699	DMC Global Inc.*	19,341
14,200	Dril-Quip Inc.*	446,448
1,776	Expro Group Holdings NV*	24,278
5,030	Helix Energy Solutions Group Inc.*	23,339
4,186	Helmerich & Payne Inc.	210,765
6,678	ION Geophysical Corp.*	903
3,846	Liberty Energy Inc., Class A Shares*	62,575
311	Nabors Industries Ltd.*	51,866
1,206	National Energy Services Reunited Corp.*	8,997
3,902	Newpark Resources Inc.*	16,779
96,180	NexTier Oilfield Solutions Inc.*	1,048,362
15,738	NOV Inc.	314,760
35,038	Oceaneering International Inc.*	445,683
44,673	Oil States International Inc.*	345,769
24,016	Patterson-UTI Energy Inc.	458,225
3,315	ProPetro Holding Corp.*	43,261
2,530	RPC Inc.*	23,681
2,960	Select Energy Services Inc., Class A Shares*	25,071
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	18,090
54,750	TechnipFMC PLC*	451,140
52,388	TETRA Technologies Inc.*	262,988
1,640	Tidewater Inc.*	41,738
2,840	US Silica Holdings Inc.*	50,211

	Total Energy Equipment & Services	4,793,634

Oil, Gas & Consumable Fuels - 3.9%
979	Aemetis Inc.*	7,940
2,981	Alto Ingredients Inc.*	13,265
13,821	Antero Midstream Corp.	150,096
11,638	Antero Resources Corp.*	499,037
14,712	APA Corp.	691,611
606	Arch Resources Inc.(a)	92,621
3,004	Berry Corp.	33,435
1,778	Brigham Minerals Inc., Class A Shares	53,891
3,317	California Resources Corp.	144,853
1,899	Callon Petroleum Co.*	111,016
7,473	Centennial Resource Development Inc., Class A Shares*	59,336
387	Centrus Energy Corp., Class A Shares*	9,903
4,255	Chesapeake Energy Corp.	414,352
1,732	Civitas Resources Inc.	132,238
6,683	Clean Energy Fuels Corp.*	36,957
34,991	CNX Resources Corp.*	760,005
3,898	Comstock Resources Inc.*	75,231
1,384	CONSOL Energy Inc.*	71,359
2,691	Continental Resources Inc.	183,176
32,447	Coterra Energy Inc.	1,113,905
1,205	Crescent Energy Co., Class A Shares	21,774
1,109	CVR Energy Inc.	38,183
2,938	Delek US Holdings Inc.*	85,672
2,061	Denbury Inc.*	150,742

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.7% - (continued)
Oil, Gas & Consumable Fuels - 3.9% - (continued)
55,950	Devon Energy Corp.	$4,190,655
6,091	DHT Holdings Inc.	36,302
14,627	Diamondback Energy Inc.	2,223,597
1,250	Dorian LPG Ltd.	21,250
1,444	Earthstone Energy Inc., Class A Shares*	26,021
6,121	Energy Fuels Inc.*	39,236
12,411	EQT Corp.	592,253
16,811	Equitrans Midstream Corp.	132,303
1,579	Falcon Minerals Corp.	11,700
4,918	Frontline Ltd.*	47,606
8,472	Gevo Inc.*(a)	35,582
4,168	Golar LNG Ltd.*	105,575
1,457	Green Plains Inc.*	47,469
6,190	HF Sinclair Corp.	303,929
287	HighPeak Energy Inc.	9,147
2,060	International Seaways Inc.	49,708
133	Kinetik Holdings Inc., Class A Shares	11,177
18,268	Kosmos Energy Ltd.*	141,394
518	Laredo Petroleum Inc.*	43,600
5,960	Magnolia Oil & Gas Corp., Class A Shares	164,556
31,564	Marathon Oil Corp.	992,057
4,444	Matador Resources Co.	270,640
5,882	Murphy Oil Corp.	249,514
1,006	New Fortress Energy Inc., Class A Shares	46,870
6,391	Nordic American Tankers Ltd.	13,102
2,497	Northern Oil & Gas Inc.	81,627
792	Oasis Petroleum Inc.	125,714
10,568	Ovintiv Inc.	591,702
1,679	Par Pacific Holdings Inc.*	27,536
3,978	PBF Energy Inc., Class A Shares*	132,070
21,915	PDC Energy Inc.	1,734,353
3,554	Peabody Energy Corp.*	83,910
52,431	Range Resources Corp.*	1,780,032
871	Ranger Oil Corp., Class A Shares*	37,287
1,738	Renewable Energy Group Inc.*	106,557
206	REX American Resources Corp.*	17,899
427	Riley Exploration Permian Inc.	11,730
2,114	Scorpio Tankers Inc.	69,868
5,319	SFL Corp., Ltd.	59,839
4,871	SM Energy Co.	235,123
41,054	Southwestern Energy Co.*	374,412
1,504	Talos Energy Inc.*	32,486
9,136	Targa Resources Corp.	657,975
2,758	Teekay Corp.*	9,322
971	Teekay Tankers Ltd., Class A Shares*	20,051
15,196	Tellurian Inc.*	72,485
242	Texas Pacific Land Corp.	378,970
9,961	Uranium Energy Corp.*	38,051
7,355	Ur-Energy Inc.*	8,973
3,524	W&T Offshore Inc.*	23,717
1,559	Whiting Petroleum Corp.	137,909
2,661	World Fuel Services Corp.	65,966

	Total Oil, Gas & Consumable Fuels	21,671,405

	TOTAL ENERGY	26,465,039

FINANCIALS - 12.8%
Banks - 5.3%
874	1st Source Corp.	41,095
631	Allegiance Bancshares Inc.	25,398
634	Amalgamated Financial Corp.	13,777
1,045	Amerant Bancorp Inc., Class A Shares	30,786

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 5.3% - (continued)
611	American National Bankshares Inc.	$21,758
2,204	Ameris Bancorp	100,480
881	Arrow Financial Corp.	29,188
6,584	Associated Banc-Corp.	136,289
3,231	Atlantic Union Bankshares Corp.	113,925
2,192	Banc of California Inc.	42,174
717	BancFirst Corp.	65,053
1,521	Bancorp Inc. (The)*	31,682
358	Bank First Corp.	26,016
1,784	Bank of Hawaii Corp.	141,792
722	Bank of Marin Bancorp	23,754
2,194	Bank of NT Butterfield & Son Ltd. (The)	69,287
4,963	Bank OZK	205,816
70,544	BankUnited Inc.	2,938,863
7,365	Banner Corp.	427,980
951	Bar Harbor Bankshares	25,915
11,727	Berkshire Hills Bancorp Inc.	306,192
659	Blue Ridge Bankshares Inc.	10,023
1,281	BOK Financial Corp.	110,384
2,157	Brookline Bancorp Inc.	30,565
1,185	Business First Bancshares Inc.	26,224
1,141	Byline Bancorp Inc.	28,502
5,119	Cadence Bank	136,831
308	Cambridge Bancorp	25,718
653	Camden National Corp.	28,902
297	Capital Bancorp Inc.	6,962
831	Capital City Bank Group Inc.	22,686
779	Capstar Financial Holdings Inc.	16,227
946	Carter Bankshares Inc.*	13,991
3,237	Cathay General Bancorp	133,073
1,106	CBTX Inc.	31,433
770	Central Pacific Financial Corp.	18,588
1,066	Citizens & Northern Corp.	25,946
423	City Holding Co.	34,724
563	Civista Bancshares Inc.	12,020
817	CNB Financial Corp.	20,531
367	Coastal Financial Corp.*	14,482
2,495	Columbia Banking System Inc.	75,224
19,717	Comerica Inc.	1,640,652
4,614	Commerce Bancshares Inc.	319,197
1,556	Community Bank System Inc.	102,696
784	Community Trust Bancorp Inc.	32,967
1,640	ConnectOne Bancorp Inc.	45,198
2,140	CrossFirst Bankshares Inc.*	28,740
2,376	Cullen/Frost Bankers Inc.	296,952
1,161	Customers Bancorp Inc.*	47,949
5,019	CVB Financial Corp.	124,371
1,448	Dime Community Bancshares Inc.	45,525
919	Eagle Bancorp Inc.	45,546
8,794	East West Bancorp Inc.	646,711
7,015	Eastern Bankshares Inc.	136,582
327	Enterprise Bancorp Inc.	11,043
1,508	Enterprise Financial Services Corp.	69,835
673	Equity Bancshares Inc., Class A Shares	21,879
1,431	Farmers National Banc Corp.	22,223
1,412	FB Financial Corp.	59,332
171	Fidelity D&D Bancorp Inc.	6,737
794	Financial Institutions Inc.	22,351
6,850	First Bancorp	126,524
384	First Bancorp Inc. (The)	11,624

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 5.3% - (continued)
1,279	First Bancshares Inc. (The)	$38,498
727	First Bank	10,396
2,279	First Busey Corp.	53,443
491	First Citizens BancShares Inc., Class A Shares	343,896
2,751	First Commonwealth Financial Corp.	38,542
805	First Community Bancshares Inc.	23,184
2,751	First Financial Bancorp	57,716
5,287	First Financial Bankshares Inc.	218,036
634	First Financial Corp.	28,517
2,337	First Foundation Inc.	52,699
5,431	First Hawaiian Inc.	139,088
21,676	First Horizon Corp.	494,863
357	First Internet Bancorp	13,798
9,017	First Interstate BancSystem Inc., Class A Shares	343,277
2,596	First Merchants Corp.	106,851
780	First Mid Bancshares Inc.	29,367
1,106	First of Long Island Corp. (The)	21,036
489	Five Star Bancorp	12,729
1,288	Flushing Financial Corp.	29,753
15,840	FNB Corp.	192,456
7,197	Fulton Financial Corp.	114,072
1,077	German American Bancorp Inc.	40,958
4,459	Glacier Bancorp Inc.	215,860
537	Great Southern Bancorp Inc.	31,871
344	Guaranty Bancshares Inc.	12,542
3,568	Hancock Whitney Corp.	177,829
722	Hanmi Financial Corp.	16,851
2,232	HarborOne Bancorp Inc.	31,895
538	HBT Financial Inc.	9,356
1,969	Heartland Financial USA Inc.	87,089
2,685	Heritage Commerce Corp.	30,797
843	Heritage Financial Corp.	22,002
2,654	Hilltop Holdings Inc.	79,647
6,418	Home BancShares Inc.	144,983
519	HomeStreet Inc.	20,921
769	HomeTrust Bancshares Inc.	20,640
3,457	Hope Bancorp Inc.	50,403
1,825	Horizon Bancorp Inc.	32,795
122,577	Huntington Bancshares Inc.	1,701,369
4,748	Independent Bank Corp.	329,669
1,461	Independent Bank Group Inc.	106,770
2,482	International Bancshares Corp.	104,070
3,000	Lakeland Bancorp Inc.	46,560
924	Lakeland Financial Corp.	66,676
1,309	Live Oak Bancshares Inc.	52,569
1,098	Macatawa Bank Corp.	10,178
721	Mercantile Bank Corp.	23,829
914	Meta Financial Group Inc.	37,995
678	Metrocity Bankshares Inc.	13,770
384	Metropolitan Bank Holding Corp.*	29,656
560	Mid Penn Bancorp Inc.	15,383
1,022	Midland States Bancorp Inc.	27,471
706	MidWestOne Financial Group Inc.	21,484
396	MVB Financial Corp.	14,783
31,333	National Bank Holdings Corp., Class A Shares	1,276,820
1,226	NBT Bancorp Inc.	45,337
545	Nicolet Bankshares Inc.*	43,524
512	Northrim BanCorp Inc.	21,279
3,558	Northwest Bancshares Inc.	45,863
2,804	OceanFirst Financial Corp.	56,557

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 5.3% - (continued)
1,444	OFG Bancorp	$40,923
12,208	Old National Bancorp	194,107
1,982	Old Second Bancorp Inc.	30,265
970	Origin Bancorp Inc.	37,908
454	Orrstown Financial Services Inc.	11,159
24,765	Pacific Premier Bancorp Inc.	806,348
27,476	PacWest Bancorp	867,692
618	Park National Corp.	76,453
847	Peapack Gladstone Financial Corp.	28,544
1,230	Peoples Bancorp Inc.	35,153
249	Peoples Financial Services Corp.	13,155
3,054	Pinnacle Financial Partners Inc.	248,657
3,271	Popular Inc.	267,273
386	Preferred Bank	26,445
1,513	Premier Financial Corp.	41,108
950	Primis Financial Corp.	12,825
3,769	Prosperity Bancshares Inc.	273,252
667	QCR Holdings Inc.	36,965
1,000	RBB Bancorp	21,460
294	Red River Bancshares Inc.	15,097
1,606	Renasant Corp.	49,690
486	Republic Bancorp Inc., Class A Shares	22,332
1,597	Republic First Bancorp Inc.*	6,484
966	S&T Bancorp Inc.	28,410
2,173	Sandy Spring Bancorp Inc.	92,027
2,022	Seacoast Banking Corp. of Florida	69,233
2,022	ServisFirst Bancshares Inc.	168,554
527	Sierra Bancorp	11,410
6,437	Signature Bank	1,392,130
5,163	Silvergate Capital Corp., Class A Shares*	405,296
3,907	Simmons First National Corp., Class A Shares	100,449
995	SmartFinancial Inc.	25,770
359	South Plains Financial Inc.	8,874
300	Southern First Bancshares Inc.*	13,530
906	Southside Bancshares Inc.	36,539
3,108	SouthState Corp.	251,189
980	Stock Yards Bancorp Inc.	57,820
395	Summit Financial Group Inc.	10,815
6,086	Synovus Financial Corp.	259,568
31,033	Texas Capital Bancshares Inc.*	1,754,295
338	Third Coast Bancshares Inc.*	8,396
620	Tompkins Financial Corp.	47,250
14,931	Towne Bank	440,166
1,213	TriCo Bancshares	54,997
939	Triumph Bancorp Inc.*	68,303
1,807	Trustmark Corp.	52,566
7,993	UMB Financial Corp.	738,154
9,043	Umpqua Holdings Corp.	159,609
5,437	United Bankshares Inc.	204,214
24,915	United Community Banks Inc.	783,078
1,298	Univest Financial Corp.	34,397
63,204	Valley National Bancorp	803,323
1,815	Veritex Holdings Inc.	62,545
3,122	Washington Federal Inc.	101,309
784	Washington Trust Bancorp Inc.	39,357
7,376	Webster Financial Corp.	362,088
2,716	WesBanco Inc.	92,507
1,024	West BanCorp Inc.	26,061
757	Westamerica BanCorp.	45,579
4,211	Western Alliance Bancorp	342,649

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 5.3% - (continued)
2,335	Wintrust Financial Corp.	$204,056
6,124	Zions Bancorp NA	349,313

	Total Banks	29,854,279

Capital Markets - 2.4%
1,673	Affiliated Managers Group Inc.	223,546
5,787	Ares Management Corp., Class A Shares	411,861
2,349	Artisan Partners Asset Management Inc., Class A Shares	90,225
1,195	Assetmark Financial Holdings Inc.*	24,964
56	Associated Capital Group Inc., Class A Shares	2,217
774	B. Riley Financial Inc.	42,067
13,491	BGC Partners Inc., Class A Shares	43,981
2,006	Blucora Inc.*	35,486
1,433	Brightsphere Investment Group Inc.	29,219
6,533	Carlyle Group Inc. (The)	251,716
4,356	Cboe Global Markets Inc.	489,222
15,503	Cohen & Steers Inc.	1,181,484
1,081	Cowen Inc., Class A Shares	28,690
116	Diamond Hill Investment Group Inc.	21,708
1,166	Donnelley Financial Solutions Inc.*	36,274
1,560	Evercore Inc., Class A Shares	178,152
1,543	FactSet Research Systems Inc.	589,087
3,684	Federated Hermes Inc., Class B Shares	125,145
2,639	Focus Financial Partners Inc., Class A Shares*	99,490
205	GAMCO Investors Inc., Class A Shares	4,215
2,300	GCM Grosvenor Inc., Class A Shares	18,837
461	Greenhill & Co., Inc.	5,670
1,391	Hamilton Lane Inc., Class A Shares	96,744
2,054	Houlihan Lokey Inc., Class A Shares	176,521
13,467	Invesco Ltd.	260,452
6,849	Janus Henderson Group PLC	192,525
8,791	Jefferies Financial Group Inc.	290,279
4,103	Lazard Ltd., Class A Shares	144,672
3,240	LPL Financial Holdings Inc.	635,656
2,416	Moelis & Co., Class A Shares	113,359
4,827	Moody’s Corp.	1,455,678
950	Morningstar Inc.	244,179
6,136	Nasdaq Inc.	952,675
22,770	Northern Trust Corp.	2,544,548
4,245	Open Lending Corp., Class A Shares*	55,864
474	Oppenheimer Holdings Inc., Class A Shares	16,927
717	Piper Sandler Cos	94,493
1,006	PJT Partners Inc., Class A Shares	76,295
805	Pzena Investment Management Inc., Class A Shares	5,691
1,125	Sculptor Capital Management Inc., Class A Shares	13,523
4,383	SEI Investments Co.	256,099
43,754	SLR Investment Corp.(a)	695,689
21,166	StepStone Group Inc., Class A Shares	576,985
4,126	Stifel Financial Corp.	264,765
707	StoneX Group Inc.*	53,074
3,602	Virtu Financial Inc., Class A Shares	94,120
318	Virtus Investment Partners Inc.	61,266
4,940	WisdomTree Investments Inc.	29,393

	Total Capital Markets	13,334,728

Consumer Finance - 0.2%
163	Atlanticus Holdings Corp.*	6,342
317	Credit Acceptance Corp.*	188,713
679	Curo Group Holdings Corp.	5,907
1,006	Encore Capital Group Inc.*	61,477
1,409	Enova International Inc.*	44,496
1,735	EZCORP Inc., Class A Shares*	13,151

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Consumer Finance - 0.2% - (continued)
1,566	FirstCash Holdings Inc.	$116,902
1,554	Green Dot Corp., Class A Shares*	44,817
4,013	LendingClub Corp.*	63,084
456	LendingTree Inc.*	28,778
6,181	Navient Corp.	98,896
694	Nelnet Inc., Class A Shares	58,775
4,530	OneMain Holdings Inc., Class A Shares	199,592
788	Oportun Financial Corp.*	8,873
1,850	PRA Group Inc.*	68,450
2,294	PROG Holdings Inc.*	66,962
276	Regional Management Corp.	13,132
11,223	SLM Corp.	219,859
1,945	Upstart Holdings Inc.*(a)	98,028
166	World Acceptance Corp.*	24,580

	Total Consumer Finance	1,430,814

Diversified Financial Services - 0.2%
1,975	Acacia Research Corp.*	9,441
766	Alerus Financial Corp	19,456
412	A-Mark Precious Metals Inc.	31,324
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	15,807
3,474	Cannae Holdings Inc.*	70,418
14,625	Voya Financial Inc.	1,003,421

	Total Diversified Financial Services	1,149,867

Insurance - 3.9%
3,879	Alleghany Corp.*	3,234,233
1,747	Ambac Financial Group Inc.*	18,710
3,406	American Equity Investment Life Holding Co.	137,126
2,756	American Financial Group Inc.	389,423
843	AMERISAFE Inc.	42,487
1,257	Argo Group International Holdings Ltd.	53,247
2,304	Assurant Inc.	407,094
2,746	Assured Guaranty Ltd.	161,602
3,201	Axis Capital Holdings Ltd.	187,483
10,643	Bright Health Group Inc.*	18,093
3,187	Brighthouse Financial Inc.*	156,545
9,580	Brown & Brown Inc.	568,765
62,923	BRP Group Inc., Class A Shares*	1,586,918
1,762	Citizens Inc., Class A Shares*	5,850
5,179	CNO Financial Group Inc.	106,532
698	Crawford & Co., Class A Shares	5,724
558	Donegal Group Inc., Class A Shares	9,028
24,230	eHealth Inc.*	254,415
812	Employers Holdings Inc.	33,625
499	Enstar Group Ltd.*	115,733
1,036	Erie Indemnity Co., Class A Shares	173,789
8,797	Everest Re Group Ltd.	2,485,152
4,306	First American Financial Corp.	260,901
14,737	Genworth Financial Inc., Class A Shares*	59,685
4,055	Globe Life Inc.	395,646
1,888	GoHealth Inc., Class A Shares*	1,510
4,185	Goosehead Insurance Inc., Class A Shares	216,699
1,274	Greenlight Capital Re Ltd., Class A Shares*	9,963
1,474	Hanover Insurance Group Inc. (The)	216,088
2,639	Hartford Financial Services Group Inc. (The)	191,354
251	HCI Group Inc.	17,060
931	Heritage Insurance Holdings Inc.	3,407
1,213	Horace Mann Educators Corp.	49,078
51	Investors Title Co.	8,462
977	James River Group Holdings Ltd.	24,962
2,524	Kemper Corp.	133,343

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Insurance - 3.9% - (continued)
880	Kinsale Capital Group Inc.	$193,494
1,681	Lemonade Inc.*(a)	37,806
2,760	Maiden Holdings Ltd.*	6,734
1,296	Markel Corp.*	1,774,781
2,151	MBIA Inc.*	30,135
1,086	Mercury General Corp.	53,160
4,620	MetroMile Inc.*	4,851
98	National Western Life Group Inc., Class A Shares	20,491
380	NI Holdings Inc.*	6,346
11,280	Old Republic International Corp.	269,818
13,020	Palomar Holdings Inc.*	809,193
1,611	Primerica Inc.	202,986
1,532	ProAssurance Corp.	34,026
9,534	Reinsurance Group of America Inc.	1,199,854
1,767	RenaissanceRe Holdings Ltd.	271,270
1,653	RLI Corp.	200,211
412	Safety Insurance Group Inc.	38,258
2,432	Selective Insurance Group Inc.	192,858
6,025	Selectquote Inc.*	17,593
3,624	SiriusPoint Ltd.*	20,294
776	Stewart Information Services Corp.	43,060
845	Tiptree Inc.	9,151
18,716	Travelers Cos., Inc. (The)	3,350,913
758	Trean Insurance Group Inc.*	5,420
1,587	Trupanion Inc.*	106,139
697	United Fire Group Inc.	22,590
904	United Insurance Holdings Corp.	1,546
1,053	Universal Insurance Holdings Inc.	13,584
8,408	Unum Group	306,472
119	White Mountains Insurance Group Ltd.	148,138
8,487	WR Berkley Corp.	603,680

	Total Insurance	21,734,584

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
773	AFC Gamma Inc.	13,852
21,215	AGNC Investment Corp.	259,459
286	Angel Oak Mortgage Inc.	4,376
5,782	Apollo Commercial Real Estate Finance Inc.	73,605
5,863	Arbor Realty Trust Inc.	96,270
1,995	Ares Commercial Real Estate Corp.	29,326
3,265	ARMOUR Residential REIT Inc.	24,683
6,324	Blackstone Mortgage Trust Inc., Class A Shares	196,740
3,434	BrightSpire Capital Inc., Class A Shares	30,528
6,063	Broadmark Realty Capital Inc.	44,806
397	Chicago Atlantic Real Estate Finance Inc.	6,761
9,372	Chimera Investment Corp.	91,846
1,655	Dynex Capital Inc.	26,977
2,275	Ellington Financial Inc.	35,240
1,606	Franklin BSP Realty Trust Inc.	24,861
1,891	Granite Point Mortgage Trust Inc.	20,801
885	Great Ajax Corp.	9,337
3,066	Hannon Armstrong Sustainable Infrastructure Capital Inc.	116,723
12,192	Invesco Mortgage Capital Inc.	21,702
1,507	KKR Real Estate Finance Trust Inc.	30,773
4,624	Ladder Capital Corp., Class A Shares	53,453
4,683	MFA Financial Inc.	63,314
17,467	New Residential Investment Corp.	197,377
14,742	New York Mortgage Trust Inc.	44,668
4,625	Orchid Island Capital Inc., Class A Shares	14,430
3,805	PennyMac Mortgage Investment Trust	61,565
2,841	Ready Capital Corp.	41,706

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
4,454	Redwood Trust Inc.	$45,431
11,764	Starwood Property Trust Inc.	281,042
3,150	TPG RE Finance Trust Inc.	33,043
13,980	Two Harbors Investment Corp.	74,653

	Total Mortgage Real Estate Investment Trusts (REITs) .	2,069,348

Thrifts & Mortgage Finance - 0.4%
2,274	Axos Financial Inc.*	87,890
936	Blue Foundry Bancorp*	11,204
835	Bridgewater Bancshares Inc.*	13,552
4,308	Capitol Federal Financial Inc.	43,726
1,741	Columbia Financial Inc.*	36,195
598	Enact Holdings Inc.	14,543
4,492	Essent Group Ltd.	192,213
384	Federal Agricultural Mortgage Corp., Class C Shares	40,324
613	Finance Of America Cos Inc., Class A Shares*	1,483
1,515	Flagstar Bancorp Inc.	58,373
237	FS Bancorp Inc.	7,169
78	Hingham Institution for Savings	25,178
500	Home Bancorp Inc.	17,195
437	Home Point Capital Inc.(a)	1,726
3,076	Kearny Financial Corp.	38,173
760	Luther Burbank Corp.	10,366
586	Merchants Bancorp	14,937
13,018	MGIC Investment Corp.	181,341
2,468	Mr Cooper Group Inc.*	107,013
18,610	New York Community Bancorp Inc.	185,728
3,498	NMI Holdings Inc., Class A Shares*	65,098
1,560	Northfield Bancorp Inc.	20,732
321	Ocwen Financial Corp.*	8,982
584	PCSB Financial Corp.	11,441
1,206	PennyMac Financial Services Inc.	59,118
545	Pioneer Bancorp Inc.*	5,499
1,137	Provident Bancorp Inc.	17,078
2,206	Provident Financial Services Inc.	50,716
7,253	Radian Group Inc.	156,012
453	Southern Missouri Bancorp Inc.	21,146
2,510	TFS Financial Corp.	37,700
651	TrustCo Bank Corp. NY	20,969
4,620	UWM Holdings Corp.	18,711
342	Velocity Financial Inc.*	3,745
1,170	Walker & Dunlop Inc.	124,383
1,083	Waterstone Financial Inc.	18,725
10,883	WSFS Financial Corp.	465,575

	Total Thrifts & Mortgage Finance	2,193,959

	TOTAL FINANCIALS	71,767,579

HEALTH CARE - 15.4%
Biotechnology - 2.4%
731	2seventy bio Inc.*	9,064
1,083	4D Molecular Therapeutics Inc.*	8,220
438	89bio Inc.*	1,318
4,782	ACADIA Pharmaceuticals Inc.*	77,229
1,554	Acumen Pharmaceuticals Inc.*	5,501
1,936	Adagio Therapeutics Inc.*	5,731
1,213	Adicet Bio Inc.*	14,338
870	Aduro Biotech*(b)(i)	2,209
3,265	Adverum Biotechnologies Inc.*	2,929
1,772	Aeglea BioTherapeutics Inc.*	2,800
321	Aerovate Therapeutics Inc.*	3,900
4,001	Affimed NV*	12,403
10,159	Agenus Inc.*	16,966

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 2.4% - (continued)
2,288	Agios Pharmaceuticals Inc.*	$44,547
6,518	Akebia Therapeutics Inc.*	2,411
918	Akero Therapeutics Inc.*	7,932
989	Akouos Inc.*	3,086
9,102	Alaunos Therapeutics Inc.*(a)	4,713
670	Albireo Pharma Inc.*	13,353
1,618	Aldeyra Therapeutics Inc.*	5,000
2,467	Alector Inc.*	21,858
769	Aligos Therapeutics Inc.*	992
28,503	Alkermes PLC*	850,815
1,151	Allakos Inc.*	3,453
2,436	Allogene Therapeutics Inc.*	19,317
1,036	Allovir Inc.*	4,009
460	Alpine Immune Sciences Inc.*	4,278
1,330	Altimmune Inc.*	6,730
636	ALX Oncology Holdings Inc.*	4,878
10,632	Amicus Therapeutics Inc.*	81,016
934	AnaptysBio Inc.*	17,737
2,611	Anavex Life Sciences Corp.*	23,786
530	Anika Therapeutics Inc.*	11,522
1,157	Annexon Inc.*	3,633
3,148	Apellis Pharmaceuticals Inc.*	130,485
866	Applied Molecular Transport Inc.*	2,866
730	Applied Therapeutics Inc.*	1,051
2,125	AquaBounty Technologies Inc.*	3,166
3,139	Arbutus Biopharma Corp.*	7,628
431	Arcellx Inc.*	5,219
998	Arcturus Therapeutics Holdings Inc.*	19,840
1,922	Arcus Biosciences Inc.*	36,422
977	Arcutis Biotherapeutics Inc.*	20,400
3,557	Ardelyx Inc.*	2,334
4,157	Arrowhead Pharmaceuticals Inc.*	138,678
9,190	Ascendis Pharma AS, ADR*	776,647
3,264	Atara Biotherapeutics Inc.*	16,973
3,372	Athenex Inc.*	1,614
8,338	Athersys Inc.*	1,834
4,796	Atossa Therapeutics Inc.*	4,663
1,027	Atreca Inc., Class A Shares*	1,725
423	Aura Biosciences Inc.*	7,390
2,121	Avalo Therapeutics Inc.*	764
2,270	Avid Bioservices Inc.*	30,350
1,468	Avidity Biosciences Inc.*	20,449
975	Avita Medical Inc.*	5,558
1,397	Avrobio Inc.*	1,358
2,024	Beam Therapeutics Inc.*	71,204
777	Beyondspring Inc.*	1,064
587	BioAtla Inc.*	1,415
7,141	BioCryst Pharmaceuticals Inc.*	66,483
2,235	Biohaven Pharmaceutical Holding Co., Ltd.*	321,237
1,362	Biomea Fusion Inc.*(a)	7,477
654	Bioxcel Therapeutics Inc.*	7,652
922	Black Diamond Therapeutics Inc.*	1,558
3,740	Bluebird Bio Inc.*	11,968
15,744	Blueprint Medicines Corp.*	865,920
795	Bolt Biotherapeutics Inc.*	1,352
4,531	Bridgebio Pharma Inc.*	30,947
971	Brooklyn ImmunoTherapeutics Inc.*	651
1,683	C4 Therapeutics Inc.*	12,219
1,472	Cardiff Oncology Inc.*	1,987
2,063	CareDx Inc.*	51,884

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 2.4% - (continued)
2,167	Caribou Biosciences Inc.*	$18,051
4,462	Catalyst Pharmaceuticals Inc.*	32,126
320	Celcuity Inc.*	2,093
1,948	Celldex Therapeutics Inc.*	45,817
1,447	CEL-SCI Corp.*	5,282
401	Century Therapeutics Inc.*	3,485
1,672	Cerevel Therapeutics Holdings Inc.*	43,689
2,278	ChemoCentryx Inc.*	50,731
2,677	Chimerix Inc.*	5,033
1,565	Chinook Therapeutics Inc.*	23,757
900	Clene Inc.*	1,962
4,071	Clovis Oncology Inc.*	2,831
637	Codiak Biosciences Inc.*	1,777
1,507	Cogent Biosciences Inc.*	6,947
50,608	Coherus Biosciences Inc.*	371,463
742	Cortexyme Inc.*	1,922
1,810	Crinetics Pharmaceuticals Inc.*	30,317
1,143	Cue Biopharma Inc.*	4,423
940	Cullinan Oncology Inc.*	10,049
2,955	Curis Inc.*	2,259
253	Cyteir Therapeutics Inc.*	481
3,316	Cytokinetics Inc.*	132,308
2,146	CytomX Therapeutics Inc.*	3,455
1,077	Day One Biopharmaceuticals Inc.*	6,699
1,442	Deciphera Pharmaceuticals Inc.*	15,631
3,590	Denali Therapeutics Inc.*	87,201
890	DermTech Inc.*	5,910
1,005	Design Therapeutics Inc.*	12,542
4,774	Dynavax Technologies Corp.*	56,620
1,194	Dyne Therapeutics Inc.*	5,743
486	Eagle Pharmaceuticals Inc.*	22,696
2,953	Editas Medicine Inc., Class A Shares*	33,635
1,397	Eiger BioPharmaceuticals Inc.*	9,695
226	Eliem Therapeutics Inc.*	866
13,401	Emergent BioSolutions Inc.*	441,697
753	Enanta Pharmaceuticals Inc.*	30,067
660	Entrada Therapeutics Inc.*	4,462
3,809	Epizyme Inc.*	1,600
2,775	Erasca Inc.*	15,041
1,296	Evelo Biosciences Inc.*	2,722
487	Exagen Inc.*	2,435
12,577	Exelixis Inc.*	230,536
22,602	Fate Therapeutics Inc.*	522,106
3,368	FibroGen Inc.*	33,141
290	Finch Therapeutics Group Inc.*	687
784	Foghorn Therapeutics Inc.*	10,114
1,285	Forma Therapeutics Holdings Inc.*	7,312
457	Forte Biosciences Inc.*	603
3,102	Fortress Biotech Inc.*	2,672
1,265	Frequency Therapeutics Inc.*	1,417
1,555	G1 Therapeutics Inc.*	7,557
875	Gemini Therapeutics Inc., Class A Shares*	1,120
1,906	Generation Bio Co.*	10,712
10,181	Geron Corp.*	14,050
2,568	Global Blood Therapeutics Inc.*	64,046
2,265	Gossamer Bio Inc.*	15,968
1,468	Graphite Bio Inc.*	3,450
162	Greenwich Lifesciences Inc.*	1,254
1,577	Gritstone bio Inc.*	3,186
972	GT Biopharma Inc.*	2,683

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 2.4% - (continued)
5,610	Halozyme Therapeutics Inc.*	$257,948
764	Harpoon Therapeutics Inc.*	1,574
4,418	Heron Therapeutics Inc.*	14,579
1,849	Homology Medicines Inc.*	2,718
627	Hookipa Pharma Inc.*	1,078
1,841	Humanigen Inc.*	4,013
9,151	iBio Inc.*	2,205
1,045	Icosavax Inc.*	7,096
1,337	Ideaya Biosciences Inc.*	14,908
297	IGM Biosciences Inc.*	4,984
851	Imago Biosciences Inc.*	13,752
267	Immuneering Corp., Class A Shares*	1,196
621	Immunic Inc.*	3,850
2,277	ImmunityBio Inc.*	8,562
8,241	ImmunoGen Inc.*	30,162
1,336	Immunovant Inc.*	5,665
339	Impel Pharmaceuticals Inc.*(a)	2,336
3,573	Infinity Pharmaceuticals Inc.*	2,402
1,030	Inhibrx Inc.*	13,462
8,887	Inovio Pharmaceuticals Inc.*	16,619
606	Inozyme Pharma Inc.*(a)	2,236
4,912	Insmed Inc.*	92,444
2,375	Instil Bio Inc.*	14,262
2,807	Intellia Therapeutics Inc.*	129,515
974	Intercept Pharmaceuticals Inc.*(a)	17,629
5,638	Ionis Pharmaceuticals Inc.*	205,900
6,209	Iovance Biotherapeutics Inc.*	41,911
94,097	Ironwood Pharmaceuticals Inc., Class A Shares*	1,060,473
720	iTeos Therapeutics Inc.*	12,600
4,790	IVERIC bio Inc.*	50,008
895	Janux Therapeutics Inc.*	9,961
1,329	Jounce Therapeutics Inc.*	5,143
871	KalVista Pharmaceuticals Inc.*	7,743
891	Karuna Therapeutics Inc.*	92,949
2,788	Karyopharm Therapeutics Inc.*	17,509
583	Keros Therapeutics Inc.*	19,705
1,310	Kezar Life Sciences Inc.*	6,615
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	8,219
890	Kinnate Biopharma Inc.*	7,067
1,361	Kodiak Sciences Inc.*	9,854
1,382	Kronos Bio Inc.*	5,141
824	Krystal Biotech Inc.*	48,517
2,874	Kura Oncology Inc.*	37,822
1,443	Kymera Therapeutics Inc.*	20,592
2,519	Lexicon Pharmaceuticals Inc.*	4,459
619	Ligand Pharmaceuticals Inc.*	55,035
4,915	Lineage Cell Therapeutics Inc.*	6,144
6,128	Lyell Immunopharma Inc.*	25,370
2,240	MacroGenics Inc.*	7,773
455	Madrigal Pharmaceuticals Inc.*	30,207
1,217	Magenta Therapeutics Inc.*	1,412
10,408	MannKind Corp.*	43,505
4,472	MEI Pharma Inc.*	2,130
1,109	MeiraGTx Holdings PLC*	9,305
2,852	Mersana Therapeutics Inc.*	9,526
4,371	MiMedx Group Inc.*	17,091
1,663	Mirati Therapeutics Inc.*	65,123
194	Mirum Pharmaceuticals Inc.*	4,538
1,501	Molecular Templates Inc.*	1,483
1,250	Monte Rosa Therapeutics Inc.*	9,675

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 2.4% - (continued)
901	Morphic Holding Inc.*	$21,119
2,796	Mustang Bio Inc.*	1,804
3,295	Myriad Genetics Inc.*	63,396
3,339	Natera Inc.*	122,508
1,619	Neoleukin Therapeutics Inc.*	1,619
3,797	Neurocrine Biosciences Inc.*	354,982
626	NexImmune Inc.*	1,427
594	Nkarta Inc.*	8,571
3,050	Novavax Inc.*(a)	168,757
1,452	Nurix Therapeutics Inc.*	14,651
1,019	Nuvalent Inc., Class A Shares*(a)	9,028
6,773	Ocugen Inc.*	16,052
910	Olema Pharmaceuticals Inc.*	2,603
1,233	Omega Therapeutics Inc.*	2,799
1,653	Oncocyte Corp.*	1,785
829	Oncorus Inc.*	987
1,785	Oncternal Therapeutics Inc.*	2,642
19	Oncternal Therapeutics Inc.*(i)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	15,607
1,097	ORIC Pharmaceuticals Inc.*	3,664
3,559	Outlook Therapeutics Inc.*(a)	4,093
452	Oyster Point Pharma Inc.*	1,776
1,516	Passage Bio Inc.*	2,729
898	PMV Pharmaceuticals Inc.*	10,560
144	Portage Biotech Inc.*	1,440
1,232	Poseida Therapeutics Inc.*	2,797
1,097	Praxis Precision Medicines Inc.*	9,105
3,243	Precigen Inc.*	4,346
1,683	Precision BioSciences Inc.*	2,827
477	Prelude Therapeutics Inc.*	2,003
1,189	Prometheus Biosciences Inc.*	30,985
1,740	Protagonist Therapeutics Inc.*	15,242
1,574	Prothena Corp. PLC*	42,860
2,840	PTC Therapeutics Inc.*	83,411
1,278	Puma Biotechnology Inc.*	2,479
2,313	Radius Health Inc.*	14,641
1,002	Rallybio Corp.*	13,627
823	RAPT Therapeutics Inc.*	12,115
4,908	Recursion Pharmaceuticals Inc., Class A Shares*	30,037
1,728	REGENXBIO Inc.*	36,357
2,929	Relay Therapeutics Inc.*	47,684
303	Reneo Pharmaceuticals Inc.*	627
1,381	Replimune Group Inc.*	20,066
2,557	REVOLUTION Medicines Inc.*	43,418
1,498	Rhythm Pharmaceuticals Inc.*	5,153
5,956	Rigel Pharmaceuticals Inc.*	10,780
27,506	Rocket Pharmaceuticals Inc.*	325,946
1,608	Rubius Therapeutics Inc.*	1,769
2,127	Sage Therapeutics Inc.*	66,511
3,358	Sana Biotechnology Inc.*(a)	17,227
5,271	Sangamo Therapeutics Inc.*	19,239
3,398	Sarepta Therapeutics Inc.*	247,442
1,356	Scholar Rock Holding Corp.*	6,807
3,649	Selecta Biosciences Inc.*	3,219
891	Sensei Biotherapeutics Inc.*(a)	1,693
2,747	Seres Therapeutics Inc.*	8,516
7,036	Sesen Bio Inc.*	4,312
1,091	Shattuck Labs Inc.*	3,120
312	Sigilon Therapeutics Inc.*	237
837	Silverback Therapeutics Inc.*	2,921

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 2.4% - (continued)
2,460	Solid Biosciences Inc.*	$1,402
11,099	Sorrento Therapeutics Inc.*(a)	18,202
6,187	Spectrum Pharmaceuticals Inc.*	4,624
983	Spero Therapeutics Inc.*	1,160
1,211	SpringWorks Therapeutics Inc.*	22,936
396	Spruce Biosciences Inc.*	618
931	SQZ Biotechnologies Co.*	3,305
672	Stoke Therapeutics Inc.*	8,138
888	Summit Therapeutics Inc.*	1,181
1,332	Surface Oncology Inc.*	2,464
1,348	Sutro Biopharma Inc.*	5,864
2,164	Syndax Pharmaceuticals Inc.*	35,706
2,249	Syros Pharmaceuticals Inc.*	1,848
849	Talaris Therapeutics Inc.*	7,310
910	Taysha Gene Therapies Inc.*	2,321
1,204	TCR2 Therapeutics Inc.*	2,793
1,223	Tenaya Therapeutics Inc.*	8,194
5,487	TG Therapeutics Inc.*	24,253
411	Tonix Pharmaceuticals Holding Corp.*	1,003
2,478	Travere Therapeutics Inc., Class Preferred Shares*	57,762
6,599	Trevena Inc.*	2,058
30,016	Turning Point Therapeutics Inc.*	1,061,666
2,287	Twist Bioscience Corp.*	77,849
599	Tyra Biosciences Inc.*	4,091
2,608	Ultragenyx Pharmaceutical Inc.*	122,315
1,810	United Therapeutics Corp.*	416,915
820	UroGen Pharma Ltd.*	4,362
2,203	Vanda Pharmaceuticals Inc.*	21,655
4,917	Vaxart Inc.*	17,898
1,849	Vaxcyte Inc.*	44,358
6,877	VBI Vaccines Inc.*	6,292
544	Vera Therapeutics Inc., Class A Shares*	7,910
2,792	Veracyte Inc.*	49,083
6,291	Verastem Inc.*	8,052
1,945	Vericel Corp.*	52,807
1,513	Verve Therapeutics Inc.*	22,937
2,765	Viking Therapeutics Inc.*	6,138
539	Vincerx Pharma Inc.*	879
2,418	Vir Biotechnology Inc.*	62,409
1,466	Viracta Therapeutics Inc.*	3,108
7,834	VistaGen Therapeutics Inc.*	9,009
545	Vor BioPharma Inc.*	2,294
1,012	Werewolf Therapeutics Inc.*	3,835
528	XBiotech Inc.	2,904
2,392	Xencor Inc.*	53,413
235	XOMA Corp.*	4,279
1,137	Y-mAbs Therapeutics Inc.*	14,144
1,462	Zentalis Pharmaceuticals Inc.*	35,249

	Total Biotechnology	13,407,070

Health Care Equipment & Supplies - 5.3%
1,322	Accelerate Diagnostics Inc.*	804
103,616	Accuray Inc.*	215,521
687	Acutus Medical Inc.*	476
2,648	Alphatec Holdings Inc.*	20,337
1,712	AngioDynamics Inc.*	33,607
1,692	Apyx Medical Corp.*	10,270
1,762	Artivion Inc.*	34,465
9,551	Asensus Surgical Inc.*	3,744
3,198	Aspira Women’s Health Inc.*	1,887
11,190	AtriCure Inc.*	454,650

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Health Care Equipment & Supplies - 5.3% - (continued)
60	Atrion Corp.	$37,727
15,917	Avanos Medical Inc.*	456,659
1,288	AxoGen Inc.*	12,455
1,896	Axonics Inc.*	94,800
58,769	Baxter International Inc.	4,469,382
344	BioLife Solutions Inc.*	4,720
12,080	Bioventus Inc., Class A Shares*	119,350
5,328	Butterfly Network Inc.*	16,250
14,636	Cardiovascular Systems Inc.*	237,981
6,314	Cerus Corp.*	31,254
766	ClearPoint Neuro Inc.*	8,395
1,187	CONMED Corp.	138,036
1,690	CryoPort Inc.*	43,011
875	Cue Health Inc.*	4,629
795	Cutera Inc.*	35,767
317	CVRx Inc.*	1,969
26,079	CytoSorbents Corp.*	50,332
543	DarioHealth Corp.*	3,611
87,020	DENTSPLY SIRONA Inc.	3,442,511
792	Eargo Inc.*	1,228
1,869	Enovis Corp.*	123,989
6,505	Envista Holdings Corp.*	279,975
3,086	Figs Inc., Class A Shares*	27,465
1,834	Glaukos Corp.*	74,882
3,181	Globus Medical Inc., Class A Shares*	211,855
35,877	Haemonetics Corp.*	2,269,579
421	Heska Corp.*	42,012
10,034	ICU Medical Inc.*	1,822,576
2,681	IDEXX Laboratories Inc.*	1,049,933
1,364	Inari Medical Inc.*	89,751
747	Inogen Inc.*	19,183
1,356	Integer Holdings Corp.*	108,182
2,932	Integra LifeSciences Holdings Corp.*	183,661
3,465	Intuitive Surgical Inc.*	788,773
1,367	Invacare Corp.*	1,277
236	iRadimed Corp.	7,715
1,209	iRhythm Technologies Inc.*	170,288
2,787	Lantheus Holdings Inc.*	190,965
763	LeMaitre Vascular Inc.	34,884
2,184	LivaNova PLC*	148,665
2,018	Masimo Corp.*	283,388
1,768	Meridian Bioscience Inc.*	48,620
28,269	Merit Medical Systems Inc.*	1,735,434
188	Mesa Laboratories Inc.	39,339
1,365	Natus Medical Inc.*	44,758
4,473	Neogen Corp.*	118,356
1,019	Neuronetics Inc.*	2,731
271	NeuroPace Inc.*	1,688
1,372	Nevro Corp.*	59,792
2,127	NuVasive Inc.*	122,111
1,758	Omnicell Inc.*	195,419
55,594	OraSure Technologies Inc.*	230,715
686	Orthofix Medical Inc.*	18,858
567	OrthoPediatrics Corp.*	26,178
1,948	Outset Medical Inc.*	42,466
399	Paragon 28 Inc.*	7,150
2,936	PAVmed Inc.*	2,965
1,396	Penumbra Inc.*	205,100
436	PROCEPT BioRobotics Corp.*(a)	17,056
1,017	Pulmonx Corp.*	18,570

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Health Care Equipment & Supplies - 5.3% - (continued)
553	Pulse Biosciences Inc.*	$1,233
5,905	QuidelOrtho Corp.*	561,152
3,288	Quotient Ltd.*	1,266
776	Retractable Technologies Inc.*	3,593
939	RxSight Inc.*	12,827
1,101	SeaSpine Holdings Corp.*	9,105
15,853	Senseonics Holdings Inc.*(a)	18,390
1,370	Shockwave Medical Inc.*	224,968
1,183	SI-BONE Inc.*	17,686
2,343	Sientra Inc.*	2,273
981	Sight Sciences Inc.*	8,427
1,321	Silk Road Medical Inc.*	43,884
102,961	Smith & Nephew PLC, ADR(a)	3,369,914
1,977	STAAR Surgical Co.*	130,363
2,068	Stereotaxis Inc.*	4,157
496	Surmodics Inc.*	19,458
664	Tactile Systems Technology Inc.*	6,746
529	Talis Biomedical Corp.*	555
13,141	Tandem Diabetes Care Inc.*	895,822
5,732	Teleflex Inc.	1,649,326
1,144	TransMedics Group Inc.*	33,370
1,146	Treace Medical Concepts Inc.*	19,127
247	UFP Technologies Inc.*	18,883
120	Utah Medical Products Inc.	10,337
809	Vapotherm Inc.*	2,613
18,710	Varex Imaging Corp.*	431,078
6,767	ViewRay Inc.*	19,557
9,208	Zimmer Biomet Holdings Inc.	1,106,894
811	Zynex Inc.	5,912

	Total Health Care Equipment & Supplies	29,481,048

Health Care Providers & Services - 3.2%
4,318	1Life Healthcare Inc.*	36,573
48,691	Acadia Healthcare Co., Inc.*	3,465,338
2,331	Accolade Inc.*	14,965
3,134	AdaptHealth Corp., Class A Shares*	56,381
599	Addus HomeCare Corp.*	50,017
892	Agiliti Inc.*	17,233
6,900	agilon health Inc.*	131,790
3,178	Alignment Healthcare Inc.*	33,941
9,527	Amedisys Inc.*	1,104,275
1,898	AMN Healthcare Services Inc.*	183,916
1,526	Apollo Medical Holdings Inc.*	57,286
1,522	Aveanna Healthcare Holdings Inc.*	4,688
480	Biodesix Inc.*	710
7,766	Brookdale Senior Living Inc.*	44,266
919	Castle Biosciences Inc.*	20,466
3,103	Chemed Corp.	1,503,093
5,286	Community Health Systems Inc.*	27,699
376	CorVel Corp.*	56,084
4,282	Covetrus Inc.*	89,151
1,562	Cross Country Healthcare Inc.*	27,569
16,009	Encompass Health Corp.	1,049,230
2,128	Ensign Group Inc. (The)	172,730
885	Fulgent Genetics Inc.*(a)	48,241
3,676	Guardant Health Inc.*	150,643
1,356	Hanger Inc.*	21,411
15,648	HealthEquity Inc.*	979,252
5,653	Henry Schein Inc.*	484,123
783	InfuSystem Holdings Inc.*	7,572
722	Innovage Holding Corp.*	3,502

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Health Care Providers & Services - 3.2% - (continued)
8,433	Invitae Corp.*	$30,949
633	Joint Corp. (The)*	10,558
1,245	LHC Group Inc.*	207,492
2,940	LifeStance Health Group Inc.*(a)	21,903
22,007	MEDNAX Inc.*	425,175
527	ModivCare Inc.*	50,292
5,775	Molina Healthcare Inc.*	1,676,021
546	National HealthCare Corp.	38,378
498	National Research Corp.	17,873
379	Ontrak Inc.*	720
17,392	OPKO Health Inc.*	52,176
55,846	Option Care Health Inc.*	1,695,485
2,840	Owens & Minor Inc.	99,059
17,946	Patterson Cos., Inc.	566,914
916	Pennant Group Inc. (The)*	17,523
22,701	PetIQ Inc., Class A Shares*	389,549
4,899	Premier Inc., Class A Shares	183,272
1,713	Privia Health Group Inc.*	41,043
2,558	Progyny Inc.*	80,858
4,729	R1 RCM Inc.*	101,532
1,688	RadNet Inc.*	34,655
4,382	Select Medical Holdings Corp.	106,702
501	Sharps Compliance Corp.*	2,164
2,773	Signify Health Inc., Class A Shares*	37,796
1,409	Surgery Partners Inc.*	55,233
4,320	Tenet Healthcare Corp.*	279,547
1,837	Tivity Health Inc.*	59,519
15,369	Universal Health Services Inc., Class B Shares	1,915,131
534	US Physical Therapy Inc.	60,123
1,562	Viemed Healthcare Inc.*	8,966

	Total Health Care Providers & Services	18,108,753

Health Care Technology - 0.6%
4,718	Allscripts Healthcare Solutions Inc.*	80,631
8,103	American Well Corp., Class A Shares*	30,629
2,028	Cerner Corp.	192,356
4,635	Certara Inc.*	94,183
10,207	Change Healthcare Inc.*	245,887
536	Computer Programs & Systems Inc.*	17,093
549	Convey Health Solutions Holdings Inc.*	3,404
894	Definitive Healthcare Corp., Class A Shares*	17,478
3,284	Evolent Health Inc., Class A Shares*	92,379
728	Forian Inc.*(a)	2,242
2,001	Health Catalyst Inc.*	29,315
1,189	HealthStream Inc.*	24,220
954	iCAD Inc.*	3,644
4,183	Inspire Medical Systems Inc.*	739,680
13,311	Multiplan Corp.*	66,555
1,523	NantHealth Inc.*	792
2,266	NextGen Healthcare Inc.*	41,037
765	OptimizeRx Corp.*	19,569
2,138	Phreesia Inc.*	38,783
1,939	Schrodinger Inc.*	50,104
708	Simulations Plus Inc.	33,616
825	Tabula Rasa HealthCare Inc.*	3,003
8,559	Veeva Systems Inc., Class A Shares*	1,457,255

	Total Health Care Technology	3,283,855

Life Sciences Tools & Services - 2.4%
3,424	10X Genomics Inc., Class A Shares*	175,275
2,370	Absci Corp.*	8,651
4,636	Adaptive Biotechnologies Corp.*	36,254

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Life Sciences Tools & Services - 2.4% - (continued)
291	Akoya Biosciences Inc.*	$3,390
216	Alpha Teknova Inc.*	1,652
24,477	Avantor Inc.*	784,243
34,499	Azenta Inc.	2,644,003
1,816	Berkeley Lights Inc.*	8,680
10,701	Bionano Genomics Inc.*(a)	18,513
1,388	Bio-Rad Laboratories Inc., Class A Shares*	746,453
6,069	Bio-Techne Corp.	2,243,891
4,132	Bruker Corp.	258,167
9,511	Charles River Laboratories International Inc.*	2,226,335
2,085	ChromaDex Corp.*	3,961
392	Codex DNA Inc.*	1,560
2,245	Codexis Inc.*	23,977
3,971	Cytek Biosciences Inc.*	38,558
1,622	Harvard Bioscience Inc.*	5,937
6,710	Illumina Inc.*	1,606,911
614	Inotiv Inc.*	9,394
4,557	Maravai LifeSciences Holdings Inc., Class A Shares*	141,951
4,487	MaxCyte Inc.*	20,685
1,196	Medpace Holdings Inc.*	171,315
1,925	NanoString Technologies Inc.*	30,107
4,675	NeoGenomics Inc.*	39,363
7,836	Pacific Biosciences of California Inc.*	44,117
5,152	PerkinElmer Inc.	771,100
1,262	Personalis Inc.*	4,998
9,282	QIAGEN NV*	426,508
1,361	Quanterix Corp.*	22,946
239	Rapid Micro Biosystems Inc., Class A Shares*	1,197
2,247	Repligen Corp.*	369,564
1,843	Seer Inc., Class A Shares*	16,366
2,075	Singular Genomics Systems Inc.*	6,744
4,059	Sotera Health Co.*	86,457
86,214	Standard BioTools Inc.*(a)(b)	162,944
4,110	Syneos Health Inc., Class A Shares*	303,688

	Total Life Sciences Tools & Services	13,465,855

Pharmaceuticals - 1.5%
8,548	9 Meters Biopharma Inc.*	3,865
5,051	Achillion Pharmaceuticals Inc.*(i)	2,323
1,785	Aclaris Therapeutics Inc.*	22,830
1,485	Aerie Pharmaceuticals Inc.*	7,692
71,099	Amneal Pharmaceuticals Inc.*	258,089
1,650	Amphastar Pharmaceuticals Inc.*	61,281
7,774	Ampio Pharmaceuticals Inc.*	1,421
441	Amylyx Pharmaceuticals Inc.*	3,920
796	Angion Biomedica Corp.*	1,401
553	ANI Pharmaceuticals Inc.*	16,728
1,950	Arvinas Inc.*	81,295
2,392	Atea Pharmaceuticals Inc.*	18,849
1,072	Athira Pharma Inc.*	9,734
1,299	Axsome Therapeutics Inc.*	32,475
1,882	Cara Therapeutics Inc.*	15,658
1,485	Cassava Sciences Inc.*(a)	45,441
20,639	Catalent Inc.*	2,127,055
499	CinCor Pharma Inc.*	7,764
4,646	Citius Pharmaceuticals Inc.*	4,366
1,236	Collegium Pharmaceutical Inc.*	19,306
3,594	Corcept Therapeutics Inc.*	74,899
1,684	CorMedix Inc.*	5,456
2,827	Cymabay Therapeutics Inc.*	5,541
462	DICE Therapeutics Inc.*	6,352

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Pharmaceuticals - 1.5% - (continued)
9,078	Durect Corp.*	$4,993
1,848	Edgewise Therapeutics Inc.*	11,550
9,639	Endo International PLC*	5,086
2,726	Esperion Therapeutics Inc.*	15,538
1,328	Evolus Inc.*	17,131
826	EyePoint Pharmaceuticals Inc.*	7,971
958	Fulcrum Therapeutics Inc.*	6,821
866	Harmony Biosciences Holdings Inc.*	37,758
1,022	Ikena Oncology Inc.*	3,986
85,907	Innoviva Inc.*	1,303,209
3,240	Intra-Cellular Therapies Inc.*	185,976
2,420	Jazz Pharmaceuticals PLC*	362,226
2,157	Kala Pharmaceuticals Inc.*	751
1,168	KemPharm Inc.*(a)	5,408
246	Landos Biopharma Inc.*	179
1,235	Marinus Pharmaceuticals Inc.*	5,990
12,062	Mind Medicine MindMed Inc.*(a)	10,912
7,453	Nektar Therapeutics, Class A Shares*	25,936
1,102	NGM Biopharmaceuticals Inc.*	15,252
6,179	Nuvation Bio Inc.*	21,812
2,651	Ocular Therapeutix Inc.*	8,298
2,181	Omeros Corp.*	5,409
1,092	Oramed Pharmaceuticals Inc.*	5,056
10,405	Organon & Co.	394,974
14,162	Pacira BioSciences Inc.*	895,746
2,064	Paratek Pharmaceuticals Inc.*	3,901
5,460	Perrigo Co. PLC	217,636
674	Phathom Pharmaceuticals Inc.*	4,833
789	Phibro Animal Health Corp., Class A Shares	15,157
746	Pliant Therapeutics Inc.*	4,200
15,468	Prestige Consumer Healthcare Inc.*	863,424
3,674	Progenics Pharmaceuticals Inc.*#(i)	–
1,913	Provention Bio Inc.*	7,882
1,325	Rain Therapeutics Inc.*	3,074
1,024	Reata Pharmaceuticals Inc., Class A Shares*	28,959
1,086	Relmada Therapeutics Inc.*	20,406
2,964	Revance Therapeutics Inc.*	40,548
3,088	Seelos Therapeutics Inc.*	2,003
1,907	SIGA Technologies Inc.	20,863
30,810	Supernus Pharmaceuticals Inc.*	858,675
377	Tarsus Pharmaceuticals Inc.*	5,184
378	Terns Pharmaceuticals Inc.*	654
309	TherapeuticsMD Inc.*	3,068
2,181	Theravance Biopharma Inc.*	19,149
738	Theseus Pharmaceuticals Inc.*	4,981
528	Ventyx Biosciences Inc.*(a)	9,245
471	Verrica Pharmaceuticals Inc.*	909
1,508	WaVe Life Sciences Ltd.*	2,111
2,285	Zogenix Inc.*(b)(i)	1,554

	Total Pharmaceuticals	8,330,125

	TOTAL HEALTH CARE	86,076,706

INDUSTRIALS - 17.4%
Aerospace & Defense - 2.1%
1,325	AAR Corp.*	63,892
32,560	Aerojet Rocketdyne Holdings Inc.*	1,326,494
957	Aerovironment Inc.*	88,006
819	AerSale Corp.*	11,351
1,028	Astronics Corp.*	10,794
2,614	Axon Enterprise Inc.*	264,955
3,767	BWX Technologies Inc.	192,870

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Aerospace & Defense - 2.1% - (continued)
668	Byrna Technologies Inc.*	$5,384
341	Cadre Holdings Inc.	8,590
1,582	Curtiss-Wright Corp.	224,612
368	Ducommun Inc.*	16,799
23,977	HEICO Corp., Class A Shares	2,807,467
20,449	Hexcel Corp.	1,174,795
15,523	Howmet Aerospace Inc.	555,258
1,601	Huntington Ingalls Industries Inc.	336,947
1,078	Kaman Corp.	39,034
5,155	Kratos Defense & Security Solutions Inc.*	74,335
2,946	Maxar Technologies Inc.	87,968
15,438	Mercury Systems Inc.*	923,347
1,217	Moog Inc., Class A Shares	99,052
183	National Presto Industries Inc.	12,369
809	Park Aerospace Corp.	9,854
1,057	Parsons Corp.*	41,265
13,771	Spirit AeroSystems Holdings Inc., Class A Shares	432,685
8,945	Textron Inc.	584,019
3,091	TransDigm Group Inc.*	1,871,199
2,488	Triumph Group Inc.*	38,066
392	Vectrus Inc.*	14,041
7,434	Virgin Galactic Holdings Inc.*(a)	52,112
2,485	Woodward Inc.	252,501

	Total Aerospace & Defense	11,620,061

Air Freight & Logistics - 0.1%
2,450	Air Transport Services Group Inc.*	74,039
1,171	Atlas Air Worldwide Holdings Inc.*	81,630
1,090	Forward Air Corp.	101,577
4,070	GXO Logistics Inc.*	220,879
1,319	Hub Group Inc., Class A Shares*	96,261
1,467	Radiant Logistics Inc.*	9,726

	Total Air Freight & Logistics	584,112

Airlines - 0.2%
5,059	Alaska Air Group Inc.*	244,147
621	Allegiant Travel Co.*	92,808
26,078	American Airlines Group Inc.*	466,014
1,275	Copa Holdings SA, Class A Shares*	90,143
1,711	Frontier Group Holdings Inc.*	18,393
2,057	Hawaiian Holdings Inc.*	36,512
12,868	JetBlue Airways Corp.*	138,202
1,325	Mesa Air Group Inc.*	4,068
1,945	SkyWest Inc.*	52,437
4,097	Spirit Airlines Inc.*	85,832
1,269	Sun Country Airlines Holdings Inc.*	30,012

	Total Airlines	1,258,568

Building Products - 1.7%
1,661	AAON Inc.	88,996
14,745	Advanced Drainage Systems Inc.	1,614,725
3,669	Allegion PLC	409,644
665	American Woodmark Corp.*	34,633
5,312	AO Smith Corp.	319,358
1,101	Apogee Enterprises Inc.	45,802
1,956	Armstrong World Industries Inc.	163,326
27,953	AZEK Co., Inc. (The), Class A Shares*	588,970
7,727	Builders FirstSource Inc.*	502,951
897	Caesarstone Ltd.	8,172
6,774	Carlisle Cos., Inc.	1,723,509
2,220	Cornerstone Building Brands Inc.*	54,501
625	CSW Industrials Inc.	66,325
5,537	Fortune Brands Home & Security Inc.	383,991

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Building Products - 1.7% - (continued)
1,387	Gibraltar Industries Inc.*	$57,921
2,146	Griffon Corp.	68,822
2,898	Hayward Holdings Inc.*	44,339
781	Insteel Industries Inc.	32,341
3,835	JELD-WEN Holding Inc.*	72,213
1,347	Lennox International Inc.	281,388
958	Masonite International Corp.*	87,973
4,100	Owens Corning	391,878
2,482	PGT Innovations Inc.*	49,888
1,220	Quanex Building Products Corp.	24,815
73,605	Resideo Technologies Inc.*	1,738,550
1,757	Simpson Manufacturing Co., Inc.	190,371
4,763	Trex Co., Inc.*	303,498
2,482	UFP Industries Inc.	191,610
5,200	View Inc.*	6,604
4,969	Zurn Water Solutions Corp.	143,207

	Total Building Products	9,690,321

Commercial Services & Supplies - 1.5%
2,736	ABM Industries Inc.	132,286
4,687	ACCO Brands Corp.	35,340
933	Aris Water Solution Inc., Class A Shares	19,061
1,957	Brady Corp., Class A Shares	94,934
2,030	BrightView Holdings Inc.*	26,390
1,992	Brink’s Co. (The)	121,173
1,995	Casella Waste Systems Inc., Class A Shares*	142,802
1,390	CECO Environmental Corp.*	8,701
692	Cimpress PLC*	30,157
9,241	Clean Harbors Inc.*	863,109
4,868	CoreCivic Inc.*	62,651
1,668	Deluxe Corp.	39,915
2,275	Driven Brands Holdings Inc.*	65,839
1,039	Ennis Inc.	18,858
2,849	GEO Group Inc. (The)*	20,256
127,097	Harsco Corp.*	1,054,905
3,189	Healthcare Services Group Inc.	54,755
534	Heritage-Crystal Clean Inc.*	14,722
1,847	HNI Corp.	70,426
5,449	IAA Inc.*	212,675
2,175	Interface Inc., Class A Shares	31,298
55,646	KAR Auction Services Inc.*	888,667
1,285	Kimball International Inc., Class B Shares	10,974
25,426	Matthews International Corp., Class A Shares	822,785
2,966	MillerKnoll Inc.	89,573
1,144	Montrose Environmental Group Inc.*	46,344
1,486	MSA Safety Inc.	189,450
157	NL Industries Inc.	1,441
4,876	Pitney Bowes Inc.	22,820
838	SP Plus Corp.*	26,783
3,699	Steelcase Inc., Class A Shares	45,350
20,119	Stericycle Inc.*	1,017,016
1,220	Team Inc.*	1,440
2,164	Tetra Tech Inc.	292,075
631	UniFirst Corp.	103,131
893	Viad Corp.*	26,897
375	VSE Corp.	14,573
14,995	Waste Connections Inc.	1,912,462

	Total Commercial Services & Supplies	8,632,034

Construction & Engineering - 1.6%
5,472	AECOM	382,219
1,297	Ameresco Inc., Class A Shares*	76,160

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Construction & Engineering - 1.6% - (continued)
8,187	API Group Corp.*	$142,863
1,979	Arcosa Inc.	104,630
520	Argan Inc.	20,795
1,480	Comfort Systems USA Inc .	132,786
1,176	Concrete Pumping Holdings Inc.*	6,362
1,648	Construction Partners Inc., Class A Shares*	37,887
19,756	Dycom Industries Inc.*	1,839,481
2,131	EMCOR Group Inc.	225,097
5,857	Fluor Corp.*	165,343
1,784	Granite Construction Inc.	58,248
2,542	Great Lakes Dredge & Dock Corp.*	37,367
303	IES Holdings Inc.*	9,360
1,365	Infrastructure & Energy Alternatives Inc.*	11,097
2,212	INNOVATE Corp.*	5,375
2,381	MasTec Inc.*	199,028
1,079	Matrix Service Co.*	6,506
8,197	MDU Resources Group Inc.	224,434
710	MYR Group Inc.*	65,043
394	Northwest Pipe Co.*	13,164
553	NV5 Global Inc.*	68,119
2,330	Primoris Services Corp.	56,572
5,796	Quanta Services Inc.	689,724
982	Sterling Construction Co., Inc.*	24,167
1,364	Tutor Perini Corp.*	13,831
2,869	Valmont Industries Inc.	736,616
107,493	WillScot Mobile Mini Holdings Corp.*	3,840,725

	Total Construction & Engineering	9,192,999

Electrical Equipment - 1.5%
1,394	Acuity Brands Inc.	243,978
667	Advent Technologies Holdings Inc.*	907
459	Allied Motion Technologies Inc.	11,264
979	American Superconductor Corp.*	5,228
5,461	Array Technologies Inc.*	60,508
19,505	Atkore Inc.*	2,124,485
13,354	AZZ Inc.	597,725
117,925	Babcock & Wilcox Enterprises Inc.*	772,409
360	Beam Global*	5,144
1,578	Blink Charging Co.*(a)	25,137
29,188	Bloom Energy Corp., Class A Shares*	511,374
9,294	ChargePoint Holdings Inc.*(a)	118,870
10,400	Encore Wire Corp.	1,300,208
1,745	EnerSys	118,171
1,534	Eos Energy Enterprises Inc.*(a)	2,117
1,550	Fluence Energy Inc., Class A Shares*	15,190
1,932	FTC Solar Inc.*	7,825
15,488	FuelCell Energy Inc.*(a)	63,501
8,080	GrafTech International Ltd.	70,134
2,224	Hubbell Inc., Class B Shares	422,249
6,819	nVent Electric PLC	241,393
20,865	Plug Power Inc.*(a)	385,585
332	Powell Industries Inc.	8,924
128	Preformed Line Products Co.	7,935
2,775	Regal Rexnord Corp.	346,736
4,531	Romeo Power Inc.*(a)	3,560
6,270	Sensata Technologies Holding PLC	301,148
4,526	Shoals Technologies Group Inc., Class A Shares*	70,606
4,819	Stem Inc.*	41,636
8,250	Sunrun Inc.*	215,490
1,189	Thermon Group Holdings Inc.*	18,715
1,329	TPI Composites Inc.*	18,327

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Electrical Equipment - 1.5% - (continued)
12,970	Vertiv Holdings Co., Class A Shares	$142,540
881	Vicor Corp.*	59,291

	Total Electrical Equipment	8,338,310

Industrial Conglomerates - 0.3%
9,152	3M Co.	1,366,302

Machinery - 3.3%
2,556	AGCO Corp.	327,500
2,731	AgEagle Aerial Systems Inc.*	2,131
407	Alamo Group Inc.	47,875
15,044	Albany International Corp., Class A Shares	1,269,714
4,213	Allison Transmission Holdings Inc.	168,562
23,241	Altra Industrial Motion Corp.	911,280
1,026	Astec Industries Inc.	47,986
25,352	Barnes Group Inc.	913,433
679	Blue Bird Corp.*	8,291
4,743	Chart Industries Inc.*	834,199
615	CIRCOR International Inc.*	11,956
1,267	Columbus McKinnon Corp .	42,761
1,298	Commercial Vehicle Group Inc.*	8,761
1,979	Crane Holdings Co.	189,311
8,554	Desktop Metal Inc., Class A Shares*	17,536
4,971	Donaldson Co., Inc.	259,884
929	Douglas Dynamics Inc.	29,189
1,704	Energy Recovery Inc.*	34,438
20,024	Enerpac Tool Group Corp., Class A Shares	390,868
870	EnPro Industries Inc.	83,311
1,869	Esab Corp.*	93,450
1,091	ESCO Technologies Inc.	71,799
4,717	Evoqua Water Technologies Corp.*	167,878
2,543	Federal Signal Corp.	89,259
20,243	Flowserve Corp.	637,654
1,853	Franklin Electric Co., Inc.	136,603
3,975	Gates Industrial Corp. PLC*	50,721
1,007	Gorman-Rupp Co. (The)	29,999
12,684	Graco Inc.	802,897
1,374	Greenbrier Cos., Inc. (The)	57,172
1,312	Helios Technologies Inc.	89,767
3,027	Hillenbrand Inc.	126,650
1,372	Hydrofarm Holdings Group Inc.*	9,453
4,856	Hyliion Holdings Corp.*	17,627
331	Hyster-Yale Materials Handling Inc.	12,230
23,207	Ideanomics Inc.*	13,924
4,661	IDEX Corp.	892,815
15,589	ITT Inc .	1,150,780
1,295	John Bean Technologies Corp.	157,666
474	Kadant Inc.	87,737
3,419	Kennametal Inc.	94,843
20,439	Knorr-Bremse AG, ADR.	349,507
10,282	Lincoln Electric Holdings Inc.	1,396,501
1,742	Lindsay Corp.	219,492
984	Luxfer Holdings PLC, ADR	16,433
1,593	Manitowoc Co., Inc. (The)*	20,741
51,398	Markforged Holding Corp.*	135,691
396	Mayville Engineering Co., Inc.*	3,592
2,779	Meritor Inc.*	100,516
2,263	Middleby Corp. (The)*	342,754
610	Miller Industries Inc.	15,055
2,334	Mueller Industries Inc.	125,686
127,717	Mueller Water Products Inc., Class A Shares	1,523,664

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Machinery - 3.3% - (continued)
9,276	Nikola Corp.*(a)	$65,489
1,713	NN Inc.*	4,796
2,363	Nordson Corp.	514,850
108	Omega Flex Inc.	11,938
2,677	Oshkosh Corp.	248,720
384	Park-Ohio Holdings Corp.	5,983
6,787	Pentair PLC	340,504
1,079	Proto Labs Inc.*	51,997
1,133	RBC Bearings Inc.*	211,180
1,510	REV Group Inc.	18,528
1,310	Shyft Group Inc. (The)	29,069
2,154	Snap-on Inc.	477,930
1,839	SPX Corp.*	92,557
481	Standex International Corp.	44,781
727	Tennant Co.	45,248
2,709	Terex Corp.	95,871
2,614	Timken Co. (The)	159,637
1,948	Titan International Inc.*	35,473
4,302	Toro Co. (The)	354,872
3,145	Trinity Industries Inc.	78,185
5,590	Twin Disc Inc.*	55,900
2,346	Wabash National Corp.	36,011
1,106	Watts Water Technologies Inc., Class A Shares	144,698
5,409	Welbilt Inc.*	128,031
3,199	Westinghouse Air Brake Technologies Corp.	302,178

	Total Machinery	18,193,968

Marine - 0.1%
2,360	Costamare Inc.	33,559
341	Eagle Bulk Shipping Inc.	24,982
1,172	Genco Shipping & Trading Ltd.	29,593
2,465	Kirby Corp.*	166,462
1,691	Matson Inc.	151,987
2,124	Safe Bulkers Inc.	10,110

	Total Marine	416,693

Professional Services - 2.7%
16,566	ASGN Inc.*	1,577,580
504	Atlas Technical Consultants Inc.*	4,123
269	Barrett Business Services Inc .	20,137
5,336	Booz Allen Hamilton Holding Corp., Class A Shares	458,149
960	CACI International Inc., Class A Shares*	269,155
2,038	CBIZ Inc.*	83,476
26,036	CoStar Group Inc.*	1,586,634
256	CRA International Inc.	21,947
6,360	Dun & Bradstreet Holdings Inc.*	109,837
2,104	Exponent Inc.	190,181
2,063	First Advantage Corp.*	30,120
386	Forrester Research Inc.*	20,199
463	Franklin Covey Co.*	17,738
11,652	FTI Consulting Inc.*	1,957,536
791	Heidrick & Struggles International Inc.	27,337
184	HireQuest Inc.	2,841
1,087	HireRight Holdings Corp.*	16,033
20,331	Huron Consulting Group Inc.*	1,218,234
785	ICF International Inc.	80,235
1,482	Insperity Inc.	148,304
8,692	Jacobs Engineering Group Inc.	1,217,662
62,587	KBR Inc.	3,114,329
1,238	Kelly Services Inc., Class A Shares	24,710
788	Kforce Inc.	51,756
2,182	Korn Ferry	134,106

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Professional Services - 2.7% - (continued)
3,876	Legalzoom.com Inc.*	$50,776
2,247	ManpowerGroup Inc.	201,354
1,121	ManTech International Corp., Class A Shares	107,224
729	Mistras Group Inc.*	4,221
14,462	Nielsen Holdings PLC	369,649
1,137	Resources Connection Inc.	21,000
4,403	Robert Half International Inc.	396,930
2,329	Science Applications International Corp.	201,598
550	Sterling Check Corp.*	10,219
1,673	TriNet Group Inc.*	131,397
1,401	TrueBlue Inc.*	30,850
4,639	Upwork Inc.*	84,662
6,762	Verisk Analytics Inc., Class A Shares	1,182,809
374	Willdan Group Inc.*	9,963

	Total Professional Services	15,185,011

Road & Rail - 0.9%
359	AMERCO	175,903
1,015	ArcBest Corp.	76,764
1,679	Avis Budget Group Inc.*	319,480
479	Covenant Logistics Group Inc., Class A Shares	10,859
1,348	Daseke Inc.*	10,191
1,655	Heartland Express Inc.	23,633
721	HyreCar Inc.*	822
20,086	Knight-Swift Transportation Holdings Inc., Class A Shares	976,983
1,563	Landstar System Inc.	236,685
2,623	Marten Transport Ltd.	46,060
4,927	Old Dominion Freight Line Inc.	1,272,349
234	PAM Transportation Services Inc.*	6,517
2,137	Ryder System Inc.	171,003
6,027	Saia Inc.*	1,190,875
2,139	Schneider National Inc., Class B Shares	51,635
5,253	TuSimple Holdings Inc., Class A Shares*	43,127
346	Universal Logistics Holdings Inc.	9,650
948	US Xpress Enterprises Inc., Class A Shares*	2,806
6,761	Werner Enterprises Inc.	274,294
3,909	XPO Logistics Inc.*	208,897
1,832	Yellow Corp.*	6,925

	Total Road & Rail	5,115,458

Trading Companies & Distributors - 1.4%
45,383	AerCap Holdings NV*	2,243,736
4,406	Air Lease Corp., Class A Shares	165,710
713	Alta Equipment Group Inc.*	7,679
1,585	Applied Industrial Technologies Inc.	163,905
2,313	Beacon Roofing Supply Inc.*	142,041
407	BlueLinx Holdings Inc.*	33,643
1,571	Boise Cascade Co.	121,470
2,253	Core & Main Inc., Class A Shares*	53,171
2,528	Custom Truck One Source Inc.*	15,067
197	Distribution Solutions Group Inc.*	7,563
646	DXP Enterprises Inc.*	19,819
210	EVI Industries Inc.*	2,276
29,820	Fastenal Co.	1,597,159
1,452	GATX Corp.	156,743
459	Global Industrial Co.	15,730
1,754	GMS Inc.*	87,367
1,256	H&E Equipment Services Inc.	44,776
1,019	Herc Holdings Inc.	119,447
144	Karat Packaging Inc.*	2,827
996	McGrath RentCorp.	81,881
3,414	MRC Global Inc.*	38,203

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.4% - (continued)
Trading Companies & Distributors - 1.4% - (continued)
1,852	MSC Industrial Direct Co., Inc., Class A Shares	$157,290
4,684	NOW Inc.*	51,711
1,663	Rush Enterprises Inc., Class A Shares	84,780
288	Rush Enterprises Inc., Class B Shares	14,259
8,324	SiteOne Landscape Supply Inc.*	1,117,663
2,032	Textainer Group Holdings Ltd.	65,918
701	Titan Machinery Inc.*	18,513
281	Transcat Inc.*	17,813
2,689	Triton International Ltd.	171,478
6,860	Univar Solutions Inc.*	210,739
605	Veritiv Corp.*	87,937
1,335	Watsco Inc.	341,266
1,791	WESCO International Inc.*	224,914
120	Willis Lease Finance Corp.*	4,502

	Total Trading Companies & Distributors	7,688,996

	TOTAL INDUSTRIALS	97,282,833

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.3%
1,885	ADTRAN Inc.	34,929
274	Aviat Networks Inc.*	8,034
59,923	CalAmp Corp.*	435,041
2,182	Calix Inc.*	80,603
368	Cambium Networks Corp.*	5,259
1,434	Casa Systems Inc.*	6,310
47,287	Ciena Corp.*	2,403,125
417	Clearfield Inc.*	25,771
8,336	CommScope Holding Co., Inc.*	62,603
1,241	Comtech Telecommunications Corp.	15,525
1,549	Digi International Inc.*	34,233
734	DZS Inc.*	12,838
40,264	EMCORE Corp.*	132,871
5,384	Extreme Networks Inc.*	53,409
2,444	F5 Inc.*	398,470
3,450	Harmonic Inc.*	33,223
113,005	Infinera Corp.*	647,519
3,004	Inseego Corp.*	6,188
12,958	Juniper Networks Inc.	397,551
659	KVH Industries Inc.*	5,127
2,939	Lumentum Holdings Inc.*	252,989
983	NETGEAR Inc.*	18,726
2,924	NetScout Systems Inc.*	100,381
1,760	Plantronics Inc.*	69,485
13,406	Radware Ltd.*	323,487
70,462	Ribbon Communications Inc.*(b)	199,407
22,121	ViaSat Inc.*	873,558
57,576	Viavi Solutions Inc.*	833,125

	Total Communications Equipment	7,469,787

Electronic Equipment, Instruments & Components - 2.7%
742	908 Devices Inc.*	10,329
16,098	Advanced Energy Industries Inc.	1,311,343
3,973	Aeva Technologies Inc.*	12,912
1,778	Akoustis Technologies Inc.*	7,112
12,945	Amphenol Corp., Class A Shares	917,283
3,752	Arlo Technologies Inc.*	26,564
2,729	Arrow Electronics Inc.*	329,254
4,003	Avnet Inc.	193,945
1,177	Badger Meter Inc.	93,148
20,420	Belden Inc.	1,175,784
1,432	Benchmark Electronics Inc.	36,502
6,930	Cognex Corp.	335,551

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.4% - (continued)
Electronic Equipment, Instruments & Components - 2.7% - (continued)
990	Coherent Inc.*	$268,250
1,466	CTS Corp.	59,622
1,375	Daktronics Inc.*	4,592
1,098	ePlus Inc.*	62,301
1,506	Fabrinet*	130,826
684	FARO Technologies Inc.*	22,038
710	Identiv Inc.*	9,081
10,955	II-VI Inc.*(a)	684,687
47,821	Innoviz Technologies Ltd.*(a)	233,366
1,376	Insight Enterprises Inc.*	135,976
6,187	IPG Photonics Corp.*	652,667
1,907	Iteris Inc.*	5,244
32,794	Itron Inc.*	1,692,498
5,723	Jabil Inc.	352,079
906	Kimball Electronics Inc.*	17,223
52,424	Knowles Corp.*	1,007,589
983	Littelfuse Inc.	265,607
1,326	Luna Innovations Inc.*	8,009
1,444	Methode Electronics Inc	65,052
7,455	MicroVision Inc.*(a)	26,838
1,072	Napco Security Technologies Inc.*	21,022
5,455	National Instruments Corp.	192,671
1,743	nLight Inc.*	21,387
1,430	Novanta Inc.*	175,833
6,556	OSI Systems Inc.*	550,179
5,150	Ouster Inc.*	11,330
974	PAR Technology Corp.*	36,603
556	PC Connection Inc.	24,859
1,152	Plexus Corp.*	97,690
6,183	Rogers Corp.*	1,640,845
2,558	Sanmina Corp.*	112,271
977	ScanSource Inc.*	37,849
1,692	TD SYNNEX Corp.	175,714
3,202	Teledyne Technologies Inc.*	1,297,290
4,102	TTM Technologies Inc.*	58,618
2,888	Velodyne Lidar Inc.*(a)	4,881
5,333	Vishay Intertechnology Inc.	109,007
436	Vishay Precision Group Inc.*	13,254
6,809	Vontier Corp.	182,617

	Total Electronic Equipment, Instruments & Components	14,917,192

IT Services - 2.6%
4,987	Amdocs Ltd.	433,321
839	AvidXchange Holdings Inc.*	7,366
2,036	BigCommerce Holdings Inc.*	37,727
7,640	Bread Financial Holdings Inc.	420,964
1,407	Brightcove Inc.*	9,905
2,077	Cantaloupe Inc.*	10,884
515	Cass Information Systems Inc.	17,572
1,732	Concentrix Corp.	268,270
222,864	Conduent Inc.*	1,181,179
1,269	CSG Systems International Inc.	78,919
2,000	DigitalOcean Holdings Inc.*	97,700
9,823	DXC Technology Co.*	345,966
9,636	Euronet Worldwide Inc.*	1,167,498
2,372	EVERTEC Inc.	89,994
2,201	Evo Payments Inc., Class A Shares*	50,733
1,326	ExlService Holdings Inc.*	188,544
4,207	Fastly Inc., Class A Shares*	54,901
30,881	Flywire Corp.*	596,312
4,467	Gartner Inc.*	1,172,141

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.4% - (continued)
IT Services - 2.6% - (continued)
7,393	Genpact Ltd.	$328,027
1,661	Globant SA*	314,776
714	GreenBox POS*(a)	1,878
1,672	Grid Dynamics Holdings Inc.*	30,113
894	Hackett Group Inc. (The)	18,318
970	I3 Verticals Inc., Class A Shares*	22,620
220	IBEX Holdings Ltd.*	3,938
1,302	International Money Express Inc.*	26,847
2,943	Jack Henry & Associates Inc.	553,637
56,593	Kyndryl Holdings Inc.*	698,358
4,565	Limelight Networks Inc.*	16,525
2,543	Maximus Inc.	165,015
3,863	MoneyGram International Inc.*	38,939
2,602	MongoDB Inc., Class A Shares*	617,064
4,544	Okta Inc., Class A Shares*	377,379
3,933	Paya Holdings Inc.*	23,165
15,021	Paysafe Ltd.*	41,007
1,362	Perficient Inc.*	133,353
482	Priority Technology Holdings Inc.*	2,468
1,997	Rackspace Technology Inc.*	18,432
736	Remitly Global Inc.*	8,059
48,417	Repay Holdings Corp., Class A Shares*(a)	602,792
12,796	Sabre Corp.*	96,098
21,448	Shift4 Payments Inc., Class A Shares*	979,101
1,237	SolarWinds Corp.	14,399
675	StarTek Inc.*	2,430
4,557	Switch Inc., Class A Shares	153,799
1,694	Thoughtworks Holding Inc.*	29,323
793	TTEC Holdings Inc.	53,480
342	Tucows Inc., Class A Shares*	16,560
72,260	Unisys Corp.*	862,062
6,063	Verra Mobility Corp., Class A Shares*	96,705
15,949	Western Union Co. (The)	289,315
1,802	WEX Inc.*	306,845
21,836	WNS Holdings Ltd., ADR*	1,589,006

	Total IT Services	14,761,729

Semiconductors & Semiconductor Equipment - 3.2%
1,639	Allegro MicroSystems Inc.*	42,204
906	Alpha & Omega Semiconductor Ltd.*	39,801
1,431	Ambarella Inc.*	121,950
4,065	Amkor Technology Inc.	83,089
785	Atomera Inc.*	9,538
1,358	Axcelis Technologies Inc.*	84,277
1,631	AXT Inc.*	9,541
1,064	CEVA Inc.*	38,378
2,294	Cirrus Logic Inc.*	187,053
5,185	CMC Materials Inc.	917,434
2,014	Cohu Inc.*	61,286
873	Credo Technology Group Holding Ltd.*	8,931
1,758	Diodes Inc.*	135,384
5,286	Enphase Energy Inc.*	984,200
5,504	Entegris Inc.	610,724
4,357	First Solar Inc.*	307,648
3,221	FormFactor Inc.*	132,254
1,190	Ichor Holdings Ltd.*	35,986
826	Impinj Inc.*	38,665
3,194	Kopin Corp.*	3,545
2,520	Kulicke & Soffa Industries Inc.	136,508
5,551	Lattice Semiconductor Corp.*	288,763
50,689	MACOM Technology Solutions Holdings Inc.*	2,763,057

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.4% - (continued)
Semiconductors & Semiconductor Equipment - 3.2% - (continued)
8,339	MaxLinear Inc., Class A Shares*	$330,141
7,427	Meta Materials Inc.*(a)	14,260
9,649	MKS Instruments Inc.	1,191,651
1,856	Monolithic Power Systems Inc.	835,924
2,197	NeoPhotonics Corp.*	33,856
172	NVE Corp.	8,507
17,257	ON Semiconductor Corp.*	1,047,155
1,948	Onto Innovation Inc.*	156,580
1,170	PDF Solutions Inc.*	27,963
2,228	Photronics Inc.*	48,437
2,417	Power Integrations Inc.	203,946
60,517	Rambus Inc.*	1,518,977
15,525	Semtech Corp.*	994,997
1,554	Silicon Laboratories Inc.*	231,795
6,393	Silicon Motion Technology Corp., ADR	577,352
3,453	SiTime Corp.*	735,489
316	SkyWater Technology Inc.*	2,108
23,162	SMART Global Holdings Inc.*	570,943
3,372	SunPower Corp., Class A Shares*	59,583
1,600	Synaptics Inc.*	236,992
1,789	Ultra Clean Holdings Inc.*	60,039
1,761	Universal Display Corp.	222,432
57,395	Veeco Instruments Inc.*	1,229,975
4,710	Wolfspeed Inc.*	354,333

	Total Semiconductors & Semiconductor Equipment	17,733,651

Software - 6.2%
4,737	8x8 Inc.*	34,343
2,659	A10 Networks Inc.	40,975
38,797	ACI Worldwide Inc.*	1,033,552
831	Agilysys Inc.*	33,963
1,956	Alarm.com Holdings Inc.*	123,678
943	Alkami Technology Inc.*	13,249
1,853	Altair Engineering Inc., Class A Shares*	101,841
2,462	Alteryx Inc., Class A Shares*	137,010
1,110	American Software Inc., Class A Shares	18,981
5,870	Anaplan Inc.*	385,072
7,264	ANSYS Inc.*	1,891,255
765	Appfolio Inc., Class A Shares*	76,638
1,587	Appian Corp., Class A Shares*	75,811
476	Arteris Inc.*	4,417
2,990	Asana Inc., Class A Shares*	65,003
4,110	Aspen Technology Inc.*	795,244
3,691	Atlassian Corp. PLC, Class A Shares*	654,488
3,475	Avalara Inc.*	294,228
3,677	Avaya Holdings Corp.*	13,568
1,035	Benefitfocus Inc.*	9,418
5,621	Bentley Systems Inc., Class B Shares	193,250
3,827	Bill.com Holdings Inc.*	452,504
6,211	Black Knight Inc.*	421,789
1,984	Blackbaud Inc.*	126,282
28,928	Blackline Inc.*	2,118,108
62,618	Box Inc., Class A Shares*	1,634,956
17,590	Braze Inc., Class A Shares*(a)	588,210
4,171	BTRS Holdings Inc., Class 1 Shares*	20,730
2,530	C3.ai Inc., Class A Shares*	47,868
4,743	CDK Global Inc.	258,304
11,980	Cerence Inc.*	380,485
5,319	Ceridian HCM Holding Inc.*	299,460
1,008	ChannelAdvisor Corp.*	13,759
1,907	Cleanspark Inc.*	11,232

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.4% - (continued)
Software - 6.2% - (continued)
72,319	Cognyte Software Ltd.*	$512,019
1,816	CommVault Systems Inc.*	110,794
637	Consensus Cloud Solutions Inc.*	30,595
240	CoreCard Corp.*	5,630
987	Couchbase Inc.*	13,996
12,697	Coupa Software Inc.*	873,427
4,743	Crowdstrike Holdings Inc., Class A Shares*	758,833
667	CS Disco Inc.*	16,615
1,070	Datto Holding Corp.*	37,568
448	Digimarc Corp.*	7,732
3,727	Digital Turbine Inc.*	94,778
2,601	Dolby Laboratories Inc., Class A Shares	201,890
1,089	Domo Inc., Class B Shares*	34,717
2,266	DoubleVerify Holdings Inc.*	50,418
11,973	Dropbox Inc., Class A Shares*	249,517
3,313	Duck Creek Technologies Inc.*	61,522
8,146	Dynatrace Inc.*	306,860
8,162	E2open Parent Holdings Inc.*	65,949
1,155	Ebix Inc.	33,668
816	eGain Corp.*	7,450
3,074	Elastic NV*	189,512
721	Enfusion Inc., Class A Shares*	7,895
532	EngageSmart Inc.*	11,172
1,579	Envestnet Inc.*	105,193
1,595	Everbridge Inc.*	65,889
1,280	EverCommerce Inc.*	12,173
1,045	Fair Isaac Corp.*	427,980
2,721	Five9 Inc.*	263,148
1,408	GTY Technology Holdings Inc.*	8,335
18,928	Guidewire Software Inc.*	1,513,104
1,329	Informatica Inc., Class A Shares*	27,112
405	Instructure Holdings Inc.*	7,229
660	Intapp Inc.*	13,121
1,330	InterDigital Inc.	86,836
2,189	Jamf Holding Corp.*	56,345
2,307	JFrog Ltd.*	43,026
572	Kaltura Inc.*	1,035
2,814	LivePerson Inc.*	47,219
2,642	LiveRamp Holdings Inc.*	67,635
9,596	Mandiant Inc.*	211,592
2,560	Manhattan Associates Inc.*	309,581
3,826	Marathon Digital Holdings Inc.*(a)	39,140
971	MeridianLink Inc.*(a)	17,313
378	MicroStrategy Inc., Class A Shares*(a)	100,053
1,693	Mitek Systems Inc.*	15,271
1,388	Model N Inc.*	34,922
5,318	Momentive Global Inc.*	64,773
1,438	N-able Inc.*	14,380
2,265	nCino Inc.*	73,998
54,410	NCR Corp.*	1,887,483
11,772	New Relic Inc.*	551,636
22,317	NortonLifeLock Inc	543,196
8,720	Nutanix Inc., Class A Shares*	141,264
988	ON24 Inc.*	11,994
29,262	OneSpan Inc.*	387,136
3,291	PagerDuty Inc.*	81,123
1,929	Paycor HCM Inc.*	47,299
1,628	Paylocity Holding Corp.*	284,672
1,625	Pegasystems Inc.	80,502
29,107	Ping Identity Holding Corp.*	550,122

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.4% - (continued)
Software - 6.2% - (continued)
2,367	Procore Technologies Inc.*	$107,698
1,819	Progress Software Corp.	87,876
29,312	PROS Holdings Inc.*	799,924
4,304	PTC Inc.*	501,545
2,307	Q2 Holdings Inc.*	121,648
1,383	Qualys Inc.*	180,730
2,287	Rapid7 Inc.*	162,080
1,289	Rekor Systems Inc.*(a)	3,442
1,777	Rimini Street Inc.*	10,982
4,307	Riot Blockchain Inc.*(a)	30,967
3,731	SailPoint Technologies Holdings Inc.*	236,695
60,450	Samsara Inc., Class A Shares*(a)	680,063
1,437	Sapiens International Corp. NV	36,399
323	SecureWorks Corp., Class A Shares*	3,863
355	ShotSpotter Inc.*	10,707
28,513	Smartsheet Inc., Class A Shares*	1,016,488
1,796	Smith Micro Software Inc.*	4,723
12,171	Sprout Social Inc., Class A Shares*	619,869
1,465	SPS Commerce Inc.*	156,814
666	Stronghold Digital Mining Inc., Class A Shares*	2,151
3,484	Sumo Logic Inc.*	28,255
1,334	Telos Corp.*	12,846
3,759	Tenable Holdings Inc.*	189,078
4,395	Teradata Corp.*	168,900
1,813	Tyler Technologies Inc.*	645,102
1,012	Upland Software Inc.*	13,338
4,260	Varonis Systems Inc., Class B Shares*	140,878
24,592	Verint Systems Inc.*	1,255,176
1,052	Veritone Inc.*(a)	8,185
490	Viant Technology Inc., Class A Shares*	2,940
2,520	VirnetX Holding Corp.*	3,049
10,164	Vonage Holdings Corp.*	196,877
10,310	Workiva Inc., Class A Shares*	752,733
97,521	Xperi Holding Corp.	1,605,196
4,508	Yext Inc.*	22,901
4,935	Zendesk Inc.*	451,306
4,721	Zuora Inc., Class A Shares*	47,871

	Total Software	34,564,353

Technology Hardware, Storage & Peripherals - 0.4%
4,972	3D Systems Corp.*	53,747
1,452	Avid Technology Inc.*	42,529
1,081	Corsair Gaming Inc.*(a)	17,350
45,631	Diebold Nixdorf Inc.*	141,912
1,829	Eastman Kodak Co.*	8,450
11,044	Pure Storage Inc., Class A Shares*	262,074
373,962	Quantum Corp.*(a)(b)	714,267
46,722	Stratasys Ltd.*	931,637
1,825	Super Micro Computer Inc.*	91,360
602	Turtle Beach Corp.*(a)	10,523
5,118	Xerox Holdings Corp.	96,321

	Total Technology Hardware, Storage & Peripherals	2,370,170

	TOTAL INFORMATION TECHNOLOGY	91,816,882

MATERIALS - 5.7%
Chemicals - 2.5%
1,071	AdvanSix Inc.	49,620
2,472	Albemarle Corp.	643,758
1,145	American Vanguard Corp.	28,259
7,597	Amyris Inc.*	19,372
2,127	Ashland Global Holdings Inc.	227,632
1,017	Aspen Aerogels Inc.*	17,818

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.7% - (continued)
Chemicals - 2.5% - (continued)
21,324	Avient Corp.	$1,049,141
33,975	Axalta Coating Systems Ltd.*	922,761
1,314	Balchem Corp.	163,501
2,242	Cabot Corp.	169,518
8,741	CF Industries Holdings Inc.	863,349
339	Chase Corp.	27,388
6,521	Chemours Co. (The)	280,990
3,418	Danimer Scientific Inc.*(a)	15,005
2,829	Diversey Holdings Ltd.*	27,724
10,676	Ecolab Inc.	1,749,903
2,511	Ecovyst Inc.	25,788
9,352	Element Solutions Inc.	199,104
1,005	FutureFuel Corp.	7,226
73,766	GCP Applied Technologies Inc.*	2,295,598
837	Hawkins Inc.	30,266
2,117	HB Fuller Co.	150,476
8,485	Huntsman Corp.	307,581
1,637	Ingevity Corp.*	114,066
1,043	Innospec Inc.	106,417
375	Intrepid Potash Inc.*	24,701
733	Koppers Holdings Inc.	19,864
772	Kronos Worldwide Inc.	14,707
6,641	Livent Corp.*	211,117
4,067	Marrone Bio Innovations Inc.*	4,758
1,365	Minerals Technologies Inc.	90,445
15,135	Mosaic Co. (The)	948,208
267	NewMarket Corp.	87,982
5,771	Olin Corp.	379,674
2,349	Orion Engineered Carbons SA	45,359
2,084	PureCycle Technologies Inc.*	17,797
531	Quaker Chemical Corp.	83,048
2,153	Rayonier Advanced Materials Inc.*	8,289
5,201	RPM International Inc.	458,208
1,266	Schweitzer-Mauduit International Inc.	34,334
1,656	Scotts Miracle-Gro Co. (The)	156,691
1,749	Sensient Technologies Corp.	152,933
955	Stepan Co.	107,065
1,116	Tredegar Corp.	13,515
1,590	Trinseo PLC	75,191
59,912	Tronox Holdings PLC, Class A Shares	1,079,015
115	Valhi Inc.	5,334
7,372	Valvoline Inc.	246,667
1,326	Westlake Corp.	175,178
2,658	Zymergen Inc.*	3,774

	Total Chemicals	13,936,115

Construction Materials - 0.4%
1,567	Eagle Materials Inc.	204,588
14,340	Summit Materials Inc., Class A Shares*	391,625
78	United States Lime & Minerals Inc.	9,276
8,251	Vulcan Materials Co.	1,360,342

	Total Construction Materials	1,965,831

Containers & Packaging - 1.6%
17,849	AptarGroup Inc.	1,911,449
765	Ardagh Group SA, Class A Shares(b)(i)	8,859
4,529	Ardagh Metal Packaging SA*	27,355
11,229	Avery Dennison Corp.	1,937,676
5,530	Berry Global Group Inc.*	322,565
21,930	Crown Holdings Inc.	2,290,369
11,670	Graphic Packaging Holding Co.	259,774
1,135	Greif Inc., Class A Shares	67,499

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.7% - (continued)
Containers & Packaging - 1.6% - (continued)
197	Greif Inc., Class B Shares	$11,664
1,658	Myers Industries Inc.	39,460
6,384	O-I Glass Inc.*	105,017
3,801	Packaging Corp. of America	597,821
1,500	Pactiv Evergreen Inc.	15,435
32,397	Ranpak Holdings Corp., Class A Shares*	403,667
6,034	Sealed Air Corp.	375,194
12,397	Silgan Holdings Inc.	543,113
4,000	Sonoco Products Co.	233,880
1,669	TriMas Corp.	47,033

	Total Containers & Packaging	9,197,830

Metals & Mining - 1.1%
82,113	Alamos Gold Inc., Class A Shares	613,384
7,462	Alcoa Corp.	460,555
5,109	Allegheny Technologies Inc.*	140,498
4,159	Arconic Corp.*	116,993
1,867	Carpenter Technology Corp.	65,774
2,063	Century Aluminum Co.*	24,343
87,224	Cleveland-Cliffs Inc.*	2,021,852
10,858	Coeur Mining Inc.*	42,238
4,858	Commercial Metals Co.	193,008
1,419	Compass Minerals International Inc.	63,756
4,986	Constellium SE, Class A Shares*	84,214
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(i)	–
1,572	Gatos Silver Inc.*	4,842
429	Haynes International Inc.	16,409
20,952	Hecla Mining Co.	98,894
679	Kaiser Aluminum Corp.	69,373
848	Materion Corp.	69,519
3,108	MP Materials Corp.*(a)	122,548
9,904	Novagold Resources Inc.*	55,363
372	Olympic Steel Inc.	12,711
1,075	Perpetua Resources Corp.*	3,741
1,064	PolyMet Mining Corp.*	2,947
2,551	Reliance Steel & Aluminum Co.	495,914
2,677	Royal Gold Inc.	302,715
648	Ryerson Holding Corp.	19,531
1,119	Schnitzer Steel Industries Inc., Class A Shares	45,454
7,667	Steel Dynamics Inc.	654,609
3,717	SunCoke Energy Inc.	30,071
1,964	TimkenSteel Corp.*	45,368
10,677	United States Steel Corp.	267,672
2,074	Warrior Met Coal Inc.	69,728
1,391	Worthington Industries Inc.	64,876

	Total Metals & Mining	6,278,900

Paper & Forest Products - 0.1%
787	Clearwater Paper Corp.*	27,034
1,591	Glatfelter Corp.	13,714
3,624	Louisiana-Pacific Corp.	250,273
704	Neenah Inc.	26,689

	Total Paper & Forest Products	317,710

	TOTAL MATERIALS	31,696,386

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.3%
3,372	Acadia Realty Trust	66,294
2,860	Agree Realty Corp.(a)	198,970
2,814	Alexander & Baldwin Inc.	57,406
77	Alexander’s Inc.	18,653
33,142	American Assets Trust Inc.	1,130,142
5,597	American Campus Communities Inc.	363,805

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.8% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
11,979	American Homes 4 Rent, Class A Shares	$442,744
10,768	Americold Realty Trust Inc.	298,166
6,393	Apartment Income REIT Corp.	286,790
6,404	Apartment Investment & Management Co., Class A Shares*	40,217
8,715	Apple Hospitality REIT Inc.	145,628
3,215	Armada Hoffler Properties Inc.	44,303
779	Ashford Hospitality Trust Inc.*	4,394
5,360	Boston Properties Inc.	595,925
1,765	Braemar Hotels & Resorts Inc.	10,237
6,768	Brandywine Realty Trust	75,463
11,972	Brixmor Property Group Inc.	291,877
6,459	Broadstone Net Lease Inc., Class A Shares	136,608
474	BRT Apartments Corp.	10,859
4,037	Camden Property Trust	579,269
3,748	CareTrust REIT Inc.	69,450
1,948	CatchMark Timber Trust Inc., Class A Shares	22,967
622	Centerspace	51,614
21,561	Chatham Lodging Trust*	274,687
1,956	City Office REIT Inc.	27,267
586	Clipper Realty Inc.	4,958
927	Community Healthcare Trust Inc.	34,929
4,493	Corporate Office Properties Trust	124,187
36,963	Cousins Properties Inc.	1,277,072
241	CTO Realty Growth Inc.	15,879
8,897	CubeSmart	396,183
8,336	DiamondRock Hospitality Co.*	85,777
10,606	Diversified Healthcare Trust	24,076
6,728	Douglas Emmett Inc.	190,201
3,662	Easterly Government Properties Inc., Class A Shares	71,885
1,636	EastGroup Properties Inc.	264,296
5,720	Empire State Realty Trust Inc., Class A Shares	45,760
2,974	EPR Properties	152,388
147,261	Equity Commonwealth*	4,012,862
7,205	Equity LifeStyle Properties Inc.	545,419
4,914	Essential Properties Realty Trust Inc.	112,432
1,041	Farmland Partners Inc.	15,636
3,185	Federal Realty Investment Trust	366,179
5,253	First Industrial Realty Trust Inc.	279,197
3,111	Four Corners Property Trust Inc.	85,770
3,441	Franklin Street Properties Corp.	15,553
9,453	Gaming and Leisure Properties Inc.	442,589
1,633	Getty Realty Corp.	45,626
1,504	Gladstone Commercial Corp.	30,516
1,163	Gladstone Land Corp.	31,215
2,614	Global Medical REIT Inc.	33,982
4,267	Global Net Lease Inc.	61,744
84,494	Healthcare Realty Trust Inc.(a)	2,456,241
8,781	Healthcare Trust of America Inc., Class A Shares	263,869
5,916	Healthpeak Properties Inc.	175,646
1,330	Hersha Hospitality Trust, Class A Shares*	14,603
4,172	Highwoods Properties Inc.	163,918
28,908	Host Hotels & Resorts Inc.	577,871
5,915	Hudson Pacific Properties Inc.	117,768
9,095	Independence Realty Trust Inc.	213,823
182	Indus Realty Trust Inc.	11,322
2,489	Industrial Logistics Properties Trust	37,982
1,017	Innovative Industrial Properties Inc., Class A Shares	135,312
11,616	Iron Mountain Inc.	626,102
22,579	iStar Inc.	392,875
38,536	JBG SMITH Properties	994,614

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.8% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
4,673	Kilroy Realty Corp.	$283,651
23,685	Kimco Realty Corp.	560,150
8,867	Kite Realty Group Trust	185,852
3,546	Lamar Advertising Co., Class A Shares	347,331
3,324	Life Storage Inc.	388,110
1,582	LTC Properties Inc.	61,287
11,345	LXP Industrial Trust	131,148
8,840	Macerich Co. (The)	103,870
24,047	Medical Properties Trust Inc.	446,793
1,822	National Health Investors Inc.	107,771
7,172	National Retail Properties Inc.	317,720
3,263	National Storage Affiliates Trust	171,144
4,774	Necessity Retail REIT Inc.(The)	38,097
1,604	NETSTREIT Corp.	33,732
956	NexPoint Residential Trust Inc.	70,247
1,940	Office Properties Income Trust.	41,341
9,715	Omega Healthcare Investors Inc.	289,216
539	One Liberty Properties Inc.	14,785
6,031	Outfront Media Inc.	124,420
7,842	Paramount Group Inc.	71,049
9,510	Park Hotels & Resorts Inc.	171,751
5,302	Pebblebrook Hotel Trust	119,348
4,594	Phillips Edison & Co., Inc.	155,002
9,196	Physicians Realty Trust	170,586
5,257	Piedmont Office Realty Trust Inc., Class A Shares	77,488
1,414	Plymouth Industrial REIT Inc.	28,718
483	Postal Realty Trust Inc., Class A Shares	7,680
2,701	PotlatchDeltic Corp.	141,694
2,114	Preferred Apartment Communities Inc.	52,723
4,706	PS Business Parks Inc.	882,987
5,742	Rayonier Inc.	236,685
6,931	Regency Centers Corp.	472,764
4,720	Retail Opportunity Investments Corp.	85,290
6,588	Rexford Industrial Realty Inc.	420,776
26,038	RLJ Lodging Trust	349,690
3,540	RPT Realty	43,082
2,205	Ryman Hospitality Properties Inc.*	196,884
9,533	Sabra Health Care REIT Inc.	133,843
876	Safehold Inc.(a)	39,289
421	Saul Centers Inc.	20,654
5,184	SBA Communications Corp., Class A Shares	1,744,986
6,541	Service Properties Trust	41,405
7,139	SITE Centers Corp.	112,225
2,817	SL Green Realty Corp.	174,006
32,721	Spirit Realty Capital Inc.	1,373,955
14,501	STAG Industrial Inc.	482,883
9,970	STORE Capital Corp.	275,072
4,049	Summit Hotel Properties Inc.*	35,388
30,785	Sunstone Hotel Investors Inc.*	368,496
4,314	Tanger Factory Outlet Centers Inc.	75,538
3,002	Terreno Realty Corp.	182,251
30,289	UMH Properties Inc.	596,390
7,956	Uniti Group Inc.	90,221
455	Universal Health Realty Income Trust	24,420
4,581	Urban Edge Properties	86,352
1,056	Urstadt Biddle Properties Inc., Class A Shares	18,586
3,399	Veris Residential Inc.*	54,690
34,332	VICI Properties Inc.	1,059,142
7,117	Vornado Realty Trust	248,810
3,570	Washington Real Estate Investment Trust	86,715

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.8% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
1,631	Whitestone REIT, Class B Shares	$20,045
4,589	Xenia Hotels & Resorts Inc.*	84,392

	Total Equity Real Estate Investment Trusts (REITs)	35,022,608

Real Estate Management & Development - 0.5%
18,890	CBRE Group Inc., Class A Shares*	1,564,848
5,776	Cushman & Wakefield PLC*	107,838
19,077	DigitalBridge Group Inc.*	114,844
2,639	Douglas Elliman Inc.	15,174
2,591	eXp World Holdings Inc.(a)	36,196
200	Fathom Holdings Inc.*	1,920
669	Forestar Group Inc.*	11,092
253	FRP Holdings Inc.*	15,185
1,727	Howard Hughes Corp. (The)*	145,293
2,063	Jones Lang LaSalle Inc.*	407,071
4,739	Kennedy-Wilson Holdings Inc.	99,803
951	Marcus & Millichap Inc.	39,828
6,788	Newmark Group Inc., Class A Shares	75,143
18,932	Opendoor Technologies Inc.*	136,878
435	Rafael Holdings Inc., Class B Shares*	848
623	RE/MAX Holdings Inc., Class A Shares	15,139
4,473	Realogy Holdings Corp.*	55,376
4,159	Redfin Corp.*	40,758
525	RMR Group Inc. (The), Class A Shares	15,760
1,238	Seritage Growth Properties, Class A Shares*	9,941
1,395	St Joe Co. (The)	70,434
1,245	Tejon Ranch Co.*	21,153

	Total Real Estate Management & Development	3,000,522

	TOTAL REAL ESTATE	38,023,130

UTILITIES - 3.2%
Electric Utilities - 0.8%
21,624	ALLETE Inc.	1,341,120
4,257	Hawaiian Electric Industries Inc.	183,775
2,035	IDACORP Inc.	221,856
1,576	MGE Energy Inc.	125,087
9,952	NRG Energy Inc.	458,190
8,207	OGE Energy Corp.	338,949
1,769	Otter Tail Corp.	115,675
4,630	Pinnacle West Capital Corp.	359,519
3,518	PNM Resources Inc.	167,211
19,144	Portland General Electric Co.	942,842
502	Via Renewables Inc., Class A Shares	4,252

	Total Electric Utilities	4,258,476

Gas Utilities - 0.3%
2,607	Brookfield Infrastructure Corp., Class A Shares	183,924
501	Chesapeake Utilities Corp.	66,919
3,605	National Fuel Gas Co.	265,076
3,970	New Jersey Resources Corp.	182,302
1,217	Northwest Natural Holding Co.	66,071
2,125	ONE Gas Inc.	184,917
4,175	South Jersey Industries Inc.	145,499
2,655	Southwest Gas Holdings Inc.	247,260
2,039	Spire Inc.	159,654
8,503	UGI Corp.	363,418

	Total Gas Utilities	1,865,040

Independent Power & Renewable Electricity Producers - 0.7%
5,251	Brookfield Renewable Corp., Class A Shares	189,981
1,443	Clearway Energy Inc., Class A Shares	46,984
3,336	Clearway Energy Inc., Class C Shares	116,927
19,166	Ormat Technologies Inc.(a)	1,609,177
3,606	Sunnova Energy International Inc.*	72,120

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 3.2% - (continued)
Independent Power & Renewable Electricity Producers - 0.7% - (continued)
59,899		Vistra Corp.	$1,579,537

		Total Independent Power & Renewable Electricity Producers	3,614,726

Multi-Utilities - 0.5%
37,888		Avista Corp.	1,645,855
2,610		Black Hills Corp.	200,082
16,067		NiSource Inc.	505,307
10,430		NorthWestern Corp.	639,046
701		Unitil Corp.	40,525

		Total Multi-Utilities	3,030,815

Water Utilities - 0.9%
1,545		American States Water Co.	122,441
2,501		American Water Works Co., Inc.	378,276
334		Artesian Resources Corp., Class A Shares	16,393
827		Cadiz Inc.*	1,671
16,172		California Water Service Group	867,951
25,715		Essential Utilities Inc.	1,189,576
619		Global Water Resources Inc.	8,877
502		Middlesex Water Co.	42,685
734		Pure Cycle Corp.*	8,294
36,165		SJW Group.	2,236,805
6,831		United Utilities Group PLC, ADR	181,363
462		York Water Co. (The)	18,933

		Total Water Utilities	5,073,265

		TOTAL UTILITIES	17,842,322

		TOTAL COMMON STOCKS (Cost - $428,392,225)	541,558,752

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.3%
73,308		US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(c)(d)	1,498,416

Insurance - 0.2%
21,676		MetLife Inc., 5.625%(d)	557,507
33,616		MetLife Inc., 4.750%(a)(d)	784,933

		Total Insurance	1,342,440

		TOTAL FINANCIALS	2,840,856

		TOTAL PREFERRED STOCKS (Cost - $2,977,406)	2,840,856

CLOSED END MUTUAL FUND SECURITIES - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
4,508		iShares® Core S&P Small-Capital ETF	456,570
1,288		iShares® Russell 2000 ETF, Common Class Shares(a)	238,680
4,404		iShares® Russell Mid-Capital ETF, Common Class Shares	317,264

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $572,123)	1,012,514

Face Amount†	Rating††

CORPORATE BONDS & NOTES - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
$ 702,000	NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b)(e)	749,736

ENERGY - 0.0%
Oil & Gas - 0.0%
20,000	D	ION Geophysical Corp., Secured Notes, 8.000% due 12/15/25(f)	9,536

		TOTAL CORPORATE BONDS & NOTES (Cost - $722,016)	759,272

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
3,592		Becton Dickinson & Co., 6.000% due 6/1/23
		(Cost - $179,311)	$185,599

RIGHT - 0.0%
United States - 0.0%
553		Pulse Biosciences Inc.*(i) (Cost - $0)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $432,843,081)	546,356,993

Face Amount†
SHORT-TERM INVESTMENTS (g) - 4.4%
MONEY MARKET FUND - 2.2%
$ 12,122,699		Invesco STIT - Government & Agency Portfolio, 0.665%, Institutional Class(h) (Cost - $12,122,699)	12,122,699

TIME DEPOSITS - 2.2%
19,455		Barclays Bank PLC - London, 0.400% due 6/1/22	19,455
2,696,681		BNP Paribas - Paris, 0.400% due 6/1/22	2,696,681
575,521		JPMorgan Chase & Co. - New York, 0.400% due 6/1/22	575,521
		Royal Bank of Canada - Toronto:
20,372	CAD	0.280% due 6/1/22	16,107
921,188		0.400% due 6/1/22	921,188
1,592,542		Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	1,592,542
6,264,445		Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	6,264,445

		TOTAL TIME DEPOSITS (Cost - $12,085,939)	12,085,939

		TOTAL SHORT-TERM INVESTMENTS (Cost - $24,208,638)	24,208,638

		TOTAL INVESTMENTS - 102.0% (Cost - $457,051,719)	570,565,631

		Liabilities in Excess of Other Assets - (2.0)%	(10,989,289)

		TOTAL NET ASSETS - 100.0%	$559,576,342

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $749,736 and represents 0.1% of net assets.

(f)	Security is currently in default.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(h)	Represents investments of collateral received from securities lending transactions.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2022, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$ 457,051,719	$ 151,710,302	$ (38,150,276)	$ 113,560,026

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.4%
Information Technology	16.4
Health Care	15.5
Financials	13.5
Consumer Discretionary	7.6
Real Estate	6.8
Materials	5.7
Energy	4.7
Consumer Staples	4.7
Utilities	3.2
Communication Services	2.3
Short-Term Investments	2.2

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2022, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
E-mini Russell 2000 Index June Futures	11	6/22	$984,535	$1,024,045	$39,510
NASDAQ 100 E-mini Index June Futures	1	6/22	271,645	252,931	(18,714)
S&P MidCap 400 E-mini Index June Futures	2	6/22	477,322	502,640	25,318

					$46,114

At May 31, 2022, Small-Mid Cap Equity Fund had deposited cash of $98,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.2%
Argentina - 0.0%
484	MercadoLibre Inc.*	$380,366

Australia - 3.5%
141,622	Allkem Ltd.*	1,380,783
4,829	Ampol Ltd.	115,208
26,273	APA Group	213,935
13,244	Aristocrat Leisure Ltd.	320,103
4,246	ASX Ltd.	245,960
37,038	Aurizon Holdings Ltd.	106,595
60,483	Australia & New Zealand Banking Group Ltd.	1,084,669
98,086	Bank of Queensland Ltd.	527,627
686,295	Beach Energy Ltd.	836,990
109,454	BHP Group Ltd.	3,485,608
10,333	BlueScope Steel Ltd.	133,770
31,544	Brambles Ltd.	245,443
91,303	Charter Hall Group, REIT	865,506
16,244	Cochlear Ltd.	2,582,524
29,137	Coles Group Ltd.	366,394
36,809	Commonwealth Bank of Australia	2,752,409
11,193	Computershare Ltd.	185,718
7,899	Crown Resorts Ltd.*	72,798
33,815	CSL Ltd.	6,578,716
104,009	CSR Ltd.	347,686
23,969	Dexus, REIT	180,024
1,219	Domino’s Pizza Enterprises Ltd.	60,011
87,112	Elders Ltd.	833,717
27,833	Endeavour Group Ltd.	144,899
36,877	Evolution Mining Ltd.	98,872
37,050	Fortescue Metals Group Ltd.	531,327
36,374	Goodman Group, REIT	534,163
39,126	GPT Group (The), REIT	134,579
139,459	Healius Ltd.	428,887
4,200	IDP Education Ltd.	72,051
82,513	Iluka Resources Ltd.	646,578
212,558	Incitec Pivot Ltd.	535,418
50,429	Insurance Australia Group Ltd.	158,216
16,229	JB Hi-Fi Ltd.	534,657
15,894	Lendlease Corp., Ltd.	122,592
49,319	Lottery Corp., Ltd.(The)*	167,755
26,090	Macquarie Group Ltd.	3,469,507
63,452	Medibank Pvt Ltd.	146,402
3,727	Mineral Resources Ltd.	169,687
88,127	Mirvac Group, REIT	142,690
70,672	National Australia Bank Ltd.	1,582,849
19,474	Newcrest Mining Ltd.	343,050
305,460	Nine Entertainment Co. Holdings Ltd.	480,456
23,164	Northern Star Resources Ltd.	144,021
8,200	Orica Ltd.	94,993
39,260	Origin Energy Ltd.	192,252
28,820	OZ Minerals Ltd.	494,211
105,443	Pendal Group Ltd.	392,865
19,358	Qantas Airways Ltd.*	76,281
31,728	QBE Insurance Group Ltd.	273,204
4,055	Ramsay Health Care Ltd.	227,237
1,247	REA Group Ltd.	100,349
5,849	Reece Ltd.	67,032
8,062	Rio Tinto Ltd.	659,016
70,342	Santos Ltd.	412,307

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.5% - (continued)
113,558	Scentre Group, REIT	$232,902
6,927	SEEK Ltd.	120,001
34,263	Seven Group Holdings Ltd.	462,598
275,308	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	584,164
9,940	Sonic Healthcare Ltd.	261,280
102,268	South32 Ltd.	364,372
49,002	Stockland, REIT	140,416
26,115	Suncorp Group Ltd.	212,328
51,940	Super Retail Group Ltd.	351,593
67,444	Technology One Ltd.	505,939
85,314	Telstra Corp., Ltd.	237,129
66,539	Transurban Group	684,809
14,938	Treasury Wine Estates Ltd.	127,201
83,483	Vicinity Centres, REIT	112,946
4,357	Washington H Soul Pattinson & Co., Ltd.	80,199
24,448	Wesfarmers Ltd.	827,217
75,699	Westpac Banking Corp.	1,297,836
2,942	WiseTech Global Ltd.	88,263
40,748	Woodside Energy Group Ltd.	866,627
26,268	Woolworths Group Ltd.	652,961

	Total Australia	45,311,378

Austria - 0.2%
65,387	Erste Group Bank AG	2,040,892
3,294	OMV AG	192,410
1,525	Verbund AG	151,704
2,335	Voestalpine AG	68,395

	Total Austria	2,453,401

Belgium - 0.5%
3,830	Ageas SA NV	193,061
18,659	Anheuser-Busch InBev SA/NV	1,057,953
538	D’ieteren Group	84,156
622	Elia Group SA/NV	102,433
2,316	Groupe Bruxelles Lambert SA	214,080
5,262	KBC Group NV	328,611
3,313	Proximus SADP	57,221
349	Sofina SA	82,260
1,656	Solvay SA	162,108
29,926	UCB SA	2,641,347
39,295	Umicore SA	1,748,587
3,216	Warehouses de Pauw CVA, REIT	118,566

	Total Belgium	6,790,383

Brazil - 0.1%
341,410	B3 SA - Brasil Bolsa Balcao	917,342

Canada - 3.2%
108,000	Air Canada*	1,894,782
219,150	Alimentation Couche-Tard Inc.	9,957,741
95,774	ARC Resources Ltd.	1,442,516
25,352	ATS Automation Tooling Systems Inc.*	744,244
15,449	AutoCanada Inc.*(a)	349,215
12,854	Ballard Power Systems Inc.*(a)	93,092
18,115	Boardwalk Real Estate Investment Trust(a)	718,413
15,045	BRP Inc.	1,169,532
110,014	Canadian National Railway Co.	12,509,657
24,948	Canadian Western Bank(a)	597,663
21,084	Canfor Corp.*	446,251
58,901	Celestica Inc.*	651,040
7,866	Descartes Systems Group Inc. (The)*	466,748
75,236	Dundee Precious Metals Inc.	445,539
39,685	Element Fleet Management Corp.	442,095
36,398	Finning International Inc.	967,505
76,532	Headwater Exploration Inc.*	442,927

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 3.2% - (continued)
4,908	lululemon athletica Inc.*	$1,436,523
12,997	Methanex Corp.	642,349
41,448	Parex Resources Inc.(a)	917,899
13,584	Stella-Jones Inc.	387,286
24,598	Tilray Brands Inc.*(a)	109,493
38,452	Toronto-Dominion Bank (The)	2,938,623
70,441	Tricon Residential Inc.	873,272
18,889	Vermilion Energy Inc.	408,605
137,524	Yamana Gold Inc.	739,376

	Total Canada	41,792,386

Chile - 0.1%
93,320	Antofagasta PLC	1,742,920

China - 0.5%
108,240	Alibaba Group Holding Ltd., ADR*	1,304,717
3,462,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	2,028,100
416,000	Kingdee International Software Group Co., Ltd.*	809,839
45,500	Tencent Holdings Ltd.	2,097,029

	Total China	6,239,685

Denmark - 2.6%
69	AP Moller - Maersk AS, Class A Shares	198,775
116	AP Moller - Maersk AS, Class B Shares	337,427
2,192	Carlsberg AS, Class B Shares	278,346
60,138	Chr Hansen Holding AS	4,505,921
33,091	Coloplast AS, Class B Shares	3,932,033
15,154	Danske Bank AS	248,010
2,529	Demant AS*	111,307
4,151	DSV AS	681,514
1,390	Genmab AS*	422,093
2,808	GN Store Nord AS	110,628
8,176	Jyske Bank AS, Class Registered Shares*	480,928
119,645	Novo Nordisk AS, Class B Shares	13,247,918
76,308	Novozymes AS, Class B Shares	4,838,264
4,003	Orsted AS(c)	452,922
2,151	Pandora AS	174,190
172	Rockwool AS, Class B Shares	47,774
8,016	Tryg AS	186,888
125,928	Vestas Wind Systems AS	3,211,894

	Total Denmark	33,466,832

Finland - 0.7%
3,170	Elisa OYJ	179,467
9,507	Fortum OYJ	176,023
6,057	Kesko OYJ, Class B Shares	151,819
84,367	Kone OYJ, Class B Shares	4,307,814
9,215	Neste OYJ	423,552
117,238	Nokia OYJ	590,061
71,545	Nordea Bank Abp, Class A Shares	728,537
2,135	Orion OYJ, Class B Shares	87,649
10,553	Sampo OYJ, Class A Shares	477,605
12,765	Stora Enso OYJ, Class R Shares	247,474
19,991	TietoEVRY OYJ	505,100
11,685	UPM-Kymmene OYJ	414,612
27,671	Valmet OYJ	781,314
9,444	Wartsila OYJ Abp	80,125

	Total Finland	9,151,152

France - 10.8%
3,910	Accor SA*	128,774
612	Aeroports de Paris*	91,570
64,048	Air Liquide SA(a)	11,213,955
12,769	Airbus SE	1,496,118
314,410	Alstom SA(c)	8,598,837
18,208	Amundi SA(a)(c)	1,061,564

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.8% - (continued)
6,535	Arkema SA	$791,862
240,609	AXA SA	6,086,194
967	BioMerieux	101,798
80,545	BNP Paribas SA(a)	4,607,081
17,792	Bollore SE	94,925
4,685	Bouygues SA	161,801
6,500	Bureau Veritas SA	187,764
3,472	Capgemini SE	674,396
195,511	Carrefour SA*(a)	3,996,605
11,014	Cie de Saint-Gobain	653,372
3,589	Cie Générale des Établissements Michelin SCA	468,255
1,175	Covivio, REIT	85,835
27,234	Credit Agricole SA(a)	302,424
14,342	Criteo SA, ADR*	371,745
139,504	Danone SA(a)	8,209,887
610	Dassault Aviation SA	103,277
123,458	Dassault Systemes SE	5,201,002
15,025	Edenred*	741,803
12,417	Eiffage SA	1,230,475
12,942	Electricite de France SA(a)	114,795
39,231	Elis SA	623,775
39,824	Engie SA	535,518
17,406	EssilorLuxottica SA(a)	2,811,186
816	Eurazeo SE	63,121
21,382	Faurecia SE	595,379
1,062	Gecina SA, REIT	124,979
9,026	Getlink SE	173,895
683	Hermes International	816,021
3,871	Ipsen SA	387,729
1,613	Kering SA	885,164
44,154	Klepierre SA, REIT	1,008,289
17,640	Korian SA	369,332
14,967	La Francaise des Jeux SAEM(c)	546,257
22,620	Legrand SA(a)	1,960,031
17,509	L’Oréal SA	6,189,997
14,095	LVMH Moët Hennessy Louis Vuitton SE	9,064,853
6,436	Nexans SA	647,173
16,787	Nexity SA	484,972
42,214	Orange SA	528,097
22,203	Pernod Ricard SA	4,358,744
5,011	Publicis Groupe SA	274,319
458	Remy Cointreau SA	84,380
4,500	Renault SA*	123,900
38,910	Rexel SA*	827,898
7,386	Safran SA(a)	765,743
110,087	Sanofi	11,756,527
607	Sartorius Stedim Biotech	209,711
36,518	Schneider Electric SE(a)	5,073,100
557	SEB SA	59,399
17,154	Societe Generale SA(a)	462,310
1,995	Sodexo SA	149,061
3,996	SOITEC*	734,935
4,676	Sopra Steria Group SACA	835,168
28,303	SPIE SA	689,331
1,243	Teleperformance	412,621
2,232	Thales SA	272,432
305,973	TotalEnergies SE(a)	18,091,114
1,865	Ubisoft Entertainment SA*	97,730
2,553	Unibail-Rodamco-Westfield, REIT*	179,773
126,825	Valeo(a)	2,821,205
67,994	Vallourec SA*	944,687

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.8% - (continued)
13,869	Veolia Environnement SA*	$388,968
62,094	Vinci SA	5,991,363
17,023	Vivendi SE	203,077
575	Wendel SE	59,258
5,231	Worldline SA*(c)	213,678

	Total France	140,672,314

Germany - 7.0%
22,038	adidas AG	4,366,928
20,264	AIXTRON SE	596,870
8,786	Allianz SE, Class Registered Shares	1,840,359
6,515	Aurubis AG	613,314
19,760	BASF SE	1,088,023
126,418	Bayer AG, Class Registered Shares	9,035,473
37,269	Bayerische Motoren Werke AG	3,227,471
14,151	Bechtle AG	631,005
2,206	Beiersdorf AG	228,549
3,308	Brenntag SE	255,576
900	Carl Zeiss Meditec AG	120,095
22,772	Commerzbank AG*	197,498
2,414	Continental AG	184,688
4,239	Covestro AG(c)	193,414
53,715	Daimler Truck Holding AG*	1,674,252
3,555	Delivery Hero SE*(c)	136,460
5,952	Dermapharm Holding SE	316,077
45,271	Deutsche Bank AG, Class Registered Shares	504,010
4,116	Deutsche Boerse AG	690,578
12,027	Deutsche Lufthansa AG, Class Registered Shares*	88,162
60,365	Deutsche Pfandbriefbank AG(c)	670,831
21,358	Deutsche Post AG, Class Registered Shares	883,180
69,504	Deutsche Telekom AG, Class Registered Shares	1,426,973
15,061	DWS Group GmbH & Co. KGaA(c)	539,871
49,047	E.ON SE	499,390
4,818	Evonik Industries AG	128,947
23,048	Freenet AG	601,298
4,517	Fresenius Medical Care AG & Co. KGaA	274,697
9,173	Fresenius SE & Co. KGaA	313,964
18,270	GEA Group AG	728,520
7,897	Gerresheimer AG	590,602
1,323	Hannover Rueck SE	202,149
3,017	HeidelbergCement AG	175,213
3,624	HelloFresh SE*	134,712
2,335	Henkel AG & Co. KGaA	157,282
6,974	HUGO BOSS AG	374,286
119,972	Infineon Technologies AG	3,727,722
24,204	K+S AG, Class Registered Shares	679,036
1,626	KION Group AG	79,675
18,944	Knorr-Bremse AG	1,293,796
10,801	Lanxess AG	502,826
1,602	LEG Immobilien SE	164,802
17,348	Mercedes-Benz Group AG, Class Registered Shares	1,233,279
36,471	Merck KGaA	6,853,960
1,101	MTU Aero Engines AG	217,459
3,029	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	740,828
1,312	Nemetschek SE	93,618
46,715	ProSiebenSat.1 Media SE	507,583
2,317	Puma SE	172,199
103	Rational AG	66,910
6,695	Rheinmetall AG	1,354,259
216,858	RWE AG	9,555,458
199,726	SAP SE	19,896,692
1,748	Scout24 SE(c)	108,221

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 7.0% - (continued)
41,683	Siemens AG, Class Registered Shares	$5,479,181
8,971	Siemens Energy AG	172,824
5,923	Siemens Healthineers AG(c)	355,429
2,823	Symrise AG, Class A Shares	311,390
28,090	TAG Immobilien AG	508,135
22,816	Telefonica Deutschland Holding AG	72,479
1,841	Uniper SE	47,504
19,321	United Internet AG, Class Registered Shares	633,337
5,134	VERBIO Vereinigte BioEnergie AG	275,565
717	Volkswagen AG	161,261
15,611	Vonovia SE	594,274
37,223	Zalando SE*(c)	1,511,748

	Total Germany	91,062,167

Gibraltar - 0.0%
189,179	888 Holdings PLC	501,823

Hong Kong - 2.9%
1,131,200	AIA Group Ltd.	11,570,594
49,900	ASM Pacific Technology Ltd.	451,668
818,500	BOC Hong Kong Holdings Ltd.	3,132,783
34,900	Budweiser Brewing Co. APAC Ltd.(c)	92,270
43,000	Chow Tai Fook Jewellery Group Ltd.	74,356
44,000	CK Asset Holdings Ltd.	287,202
57,000	CK Hutchison Holdings Ltd.	403,208
14,500	CK Infrastructure Holdings Ltd.	97,151
521,000	CLP Holdings Ltd.	5,196,147
40,200	ESR Cayman Ltd.*(c)	119,040
1,177	Futu Holdings Ltd., ADR*(a)	43,208
47,000	Galaxy Entertainment Group Ltd.	250,341
1,901,000	Hang Lung Properties Ltd.	3,550,266
16,500	Hang Seng Bank Ltd.	288,174
32,894	Henderson Land Development Co., Ltd.	139,224
58,000	HK Electric Investments & HK Electric Investments Ltd.	55,504
87,000	HKT Trust & HKT Ltd., Class Miscella Shares	119,605
238,380	Hong Kong & China Gas Co., Ltd.	269,662
55,219	Hong Kong Exchanges & Clearing Ltd.	2,366,980
26,700	Hongkong Land Holdings Ltd.	123,632
142,000	Hysan Development Co., Ltd.	421,493
75,200	Jardine Matheson Holdings Ltd.	4,354,159
46,000	Link REIT.	416,259
357,500	LK Technology Holdings Ltd.	528,352
34,500	MTR Corp., Ltd.	186,152
30,669	New World Development Co., Ltd.	116,856
1,231,000	Pacific Basin Shipping Ltd.	636,749
31,000	Power Assets Holdings Ltd.	202,511
68,646	Sino Land Co., Ltd.	96,987
27,000	SITC International Holdings Co., Ltd.	101,156
31,500	Sun Hung Kai Properties Ltd.	383,748
10,000	Swire Pacific Ltd., Class A Shares	60,480
25,600	Swire Properties Ltd.	62,434
121,000	Techtronic Industries Co., Ltd.	1,569,458
524,000	United Laboratories International Holdings Ltd. (The)	250,214
197,500	WH Group Ltd.(c)	151,395
38,000	Wharf Real Estate Investment Co., Ltd.	183,514
38,000	Xinyi Glass Holdings Ltd.	96,421

	Total Hong Kong	38,449,353

India - 0.1%
99,517	HDFC Bank Ltd.	1,762,968

Indonesia - 0.1%
2,610,500	Bank Central Asia Tbk PT	1,386,790
636,773	Bank Mandiri Persero Tbk PT	370,927

	Total Indonesia	1,757,717

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 1.3%
2,954	AerCap Holdings NV*	$146,046
136,063	Bank of Ireland Group PLC	921,738
16,743	CRH PLC	692,859
113,077	Dalata Hotel Group PLC*	507,631
2,217	DCC PLC	156,884
159,057	Experian PLC	5,328,827
3,645	Flutter Entertainment PLC*	444,680
46,626	Glanbia PLC	542,267
9,739	James Hardie Industries PLC, CDI	251,198
3,479	Kerry Group PLC, Class A Shares	359,712
3,201	Kingspan Group PLC	263,562
80,940	Ryanair Holdings PLC, ADR*	7,057,968
5,384	Smurfit Kappa Group PLC	217,904

	Total Ireland	16,891,276

Israel - 0.4%
854	Azrieli Group Ltd.	64,141
26,055	Bank Hapoalim BM	241,657
31,880	Bank Leumi Le-Israel BM	317,512
2,210	Check Point Software Technologies Ltd.*	276,427
909	CyberArk Software Ltd.*	126,260
534	Elbit Systems Ltd.	108,628
16,239	ICL Group Ltd.	180,661
16,867	Inmode Ltd.*	452,204
26,554	Israel Discount Bank Ltd., Class A Shares	150,736
1,064	Kornit Digital Ltd.*	44,656
3,343	Mizrahi Tefahot Bank Ltd	110,000
1,385	Nice Ltd.*	275,817
6,888	Nice Ltd., ADR*	1,368,783
32,012	Perion Network Ltd.*	628,716
14,234	Radware Ltd.*	343,466
24,254	Teva Pharmaceutical Industries Ltd., ADR*	220,711
2,358	Tower Semiconductor Ltd*	116,465
1,245	Wix.com Ltd.*	78,447
1,813	ZIM Integrated Shipping Services Ltd.	115,434

	Total Israel	5,220,721

Italy - 3.3%
2,869	Amplifon SpA	98,851
23,418	Assicurazioni Generali SpA	426,506
10,906	Atlantia SpA	264,545
142,023	Banco BPM SpA	495,839
26,671	Buzzi Unicem SpA	520,206
11,803	Davide Campari-Milano NV	126,101
491	DiaSorin SpA	64,622
1,895,225	Enel SpA	12,311,606
54,573	Eni SpA	826,729
2,744	Ferrari NV	535,020
136,669	FinecoBank Banca Fineco SpA	1,935,577
6,762	Infrastrutture Wireless Italiane SpA(c)	75,286
1,497,060	Intesa Sanpaolo SpA	3,269,747
218,485	Iren SpA	569,423
14,157	Mediobanca Banca di Credito Finanziario SpA	145,422
4,198	Moncler SpA	201,800
10,604	Nexi SpA*(c)	108,034
10,519	Poste Italiane SpA(c)	113,938
5,628	Prysmian SpA	181,837
63,603	Recordati Industria Chimica e Farmaceutica SpA	2,849,187
5,999	Reply SpA	816,902
43,518	Snam SpA	252,877
237,666	Telecom Italia SpA	75,946
30,874	Terna - Rete Elettrica Nazionale	261,641
1,350,577	UniCredit SpA	15,841,317

	Total Italy	42,368,959

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.3%
4,400	Advantest Corp.	$302,007
14,300	Aeon Co., Ltd.	261,328
4,300	AGC Inc.	161,605
3,000	Aisin Corp.	98,104
10,200	Ajinomoto Co., Inc.	247,709
3,400	ANA Holdings Inc.*	66,891
10,000	Asahi Group Holdings Ltd.	336,158
4,400	Asahi Intecc Co., Ltd.	66,345
27,500	Asahi Kasei Corp.	222,028
30,000	ASKUL Corp.(a)	338,816
40,500	Astellas Pharma Inc.	647,968
2,500	Azbil Corp.	73,761
4,400	Bandai Namco Holdings Inc.	328,066
2,200	BayCurrent Consulting Inc.	690,705
90,700	Bridgestone Corp.	3,569,969
4,700	Brother Industries Ltd.	86,450
21,200	Canon Inc.	532,740
3,500	Capcom Co., Ltd.	99,337
3,200	Central Japan Railway Co.	397,437
11,200	Chiba Bank Ltd. (The)	57,614
14,700	Chubu Electric Power Co., Inc.	147,343
14,700	Chugai Pharmaceutical Co., Ltd.	401,972
30,100	CKD Corp.	434,607
21,900	Concordia Financial Group Ltd.	74,072
9,300	CyberAgent Inc.	100,005
4,500	Dai Nippon Printing Co., Ltd.	102,455
2,300	Daifuku Co., Ltd.	144,278
12,300	Daihen Corp.	399,277
21,300	Dai-ichi Life Holdings Inc.	436,171
37,800	Daiichi Sankyo Co., Ltd.	1,002,686
48,400	Daikin Industries Ltd.	7,740,643
1,500	Daito Trust Construction Co., Ltd.	132,371
13,100	Daiwa House Industry Co., Ltd.	315,071
51	Daiwa House REIT Investment Corp., Class A Shares	126,082
32,400	Daiwa Securities Group Inc.	157,194
9,200	Denso Corp.	560,161
4,500	Dentsu Group Inc.	149,836
9,200	Disco Corp.	2,494,680
25,700	DMG Mori Co., Ltd.	376,545
6,600	East Japan Railway Co.	338,228
8,700	Ebara Corp.	373,435
33,100	Eiken Chemical Co., Ltd.	436,665
5,200	Eisai Co., Ltd.	213,443
67,350	ENEOS Holdings Inc.	270,381
88,500	FANUC Corp.	14,431,775
1,300	Fast Retailing Co., Ltd.	627,664
24,400	Fuji Corp.	417,801
2,600	Fuji Electric Co., Ltd.	122,282
8,500	Fuji Soft Inc.	481,512
7,600	FUJIFILM Holdings Corp.	417,746
4,300	Fujitsu Ltd.	643,917
20,900	FULLCAST Holdings Co., Ltd.	369,714
97	GLP J-REIT	124,752
900	GMO Payment Gateway Inc.	74,178
24,500	GungHo Online Entertainment Inc.	463,251
24,800	H.U. Group Holdings Inc.	513,914
4,700	Hakuhodo DY Holdings Inc.	47,835
3,100	Hamamatsu Photonics KK	144,562
4,700	Hankyu Hanshin Holdings Inc.	125,800

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.3% - (continued)
500	Hikari Tsushin Inc.	$56,543
645	Hirose Electric Co., Ltd.	89,738
2,300	Hitachi Construction Machinery Co., Ltd.	53,816
20,900	Hitachi Ltd.	1,092,688
4,300	Hitachi Metals Ltd.*	68,933
35,200	Honda Motor Co., Ltd.	874,556
1,100	Hoshizaki Corp.	65,011
48,300	Hoya Corp.	5,155,748
7,800	Hulic Co., Ltd.	63,659
2,100	Ibiden Co., Ltd.	76,608
4,237	Idemitsu Kosan Co., Ltd.	113,898
3,600	Iida Group Holdings Co., Ltd.	56,827
52,100	INFRONEER Holdings Inc.	376,584
22,600	Inpex Corp.	289,864
28,700	Internet Initiative Japan Inc.	1,050,906
1,128	Invincible Investment Corp., REIT	374,606
11,900	Isuzu Motors Ltd.	139,102
1,200	Ito En Ltd.	50,854
25,800	ITOCHU Corp.	738,206
2,000	Itochu Techno-Solutions Corp.	49,752
2,800	Japan Airlines Co., Ltd.*	50,835
11,100	Japan Exchange Group Inc.	174,839
141	Japan Metropolitan Fund Invest, REIT	119,170
8,400	Japan Post Bank Co., Ltd.	64,192
53,800	Japan Post Holdings Co., Ltd.	401,570
4,200	Japan Post Insurance Co., Ltd.	69,290
29	Japan Real Estate Investment Corp., REIT	143,789
25,300	Japan Tobacco Inc.	459,309
10,200	JFE Holdings Inc.	125,398
4,600	JSR Corp.	145,079
10,400	Kajima Corp.	111,706
2,700	Kakaku.com Inc.	53,345
15,200	Kaneka Corp.	389,544
14,600	Kansai Electric Power Co., Inc. (The)	142,238
10,400	Kao Corp.	418,674
82,600	KDDI Corp.	2,875,491
2,100	Keio Corp.	70,015
2,700	Keisei Electric Railway Co., Ltd.	70,252
75	Kenedix Office Investment Corp., REIT, Class A Shares	385,327
22,400	Keyence Corp.	8,933,769
3,200	Kikkoman Corp.	170,470
3,500	Kintetsu Group Holdings Co., Ltd.	102,098
15,000	Kintetsu World Express Inc.	484,966
18,100	Kirin Holdings Co., Ltd.	279,670
1,100	Kobayashi Pharmaceutical Co., Ltd.	73,706
2,800	Kobe Bussan Co., Ltd.	67,655
1,400	Koei Tecmo Holdings Co., Ltd.	49,451
2,100	Koito Manufacturing Co., Ltd.	76,554
20,000	Komatsu Ltd.	494,661
18,400	Komeri Co., Ltd.	392,580
2,200	Konami Holdings Corp.	150,308
800	Kose Corp.	72,250
106,200	Kubota Corp.	1,951,108
17,100	Kumagai Gumi Co., Ltd.	348,467
2,000	Kurita Water Industries Ltd.	77,602
7,000	Kyocera Corp.	393,797
6,100	Kyowa Kirin Co., Ltd.	131,247
1,700	Lasertec Corp.	247,887
6,200	Lixil Corp.	117,900
9,200	M3 Inc.	265,391
85,800	Makita Corp.	2,338,326

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.3% - (continued)
34,300	Marubeni Corp.	$359,538
11,400	Mazda Motor Corp.	96,062
1,900	McDonald’s Holdings Co. Japan Ltd.	73,921
2,500	MEIJI Holdings Co., Ltd.	123,037
8,000	MINEBEA MITSUMI Inc.	148,857
139,500	MISUMI Group Inc.	3,144,158
28,400	Mitsubishi Chemical Holdings Corp.	167,577
27,200	Mitsubishi Corp.	933,834
41,800	Mitsubishi Electric Corp.	458,238
24,800	Mitsubishi Estate Co., Ltd.	366,871
13,900	Mitsubishi HC Capital Inc.	66,039
6,700	Mitsubishi Heavy Industries Ltd.	254,588
258,400	Mitsubishi UFJ Financial Group Inc.	1,462,337
30,200	Mitsui & Co., Ltd.	756,682
3,700	Mitsui Chemicals Inc.	90,352
20,100	Mitsui Fudosan Co., Ltd.	438,585
7,500	Mitsui OSK Lines Ltd.	200,150
52,490	Mizuho Financial Group Inc.	620,016
5,800	MonotaRO Co., Ltd.	84,726
9,000	Morinaga Milk Industry Co., Ltd.	322,519
9,300	MS&AD Insurance Group Holdings Inc.	295,139
195,800	Murata Manufacturing Co., Ltd.	12,615,939
62,500	Nabtesco Corp.	1,483,758
5,300	NEC Corp.	213,648
32,600	NEC Networks & System Integration Corp.	460,441
10,900	Nexon Co., Ltd.	270,255
5,200	NGK Insulators Ltd.	77,134
9,800	Nidec Corp.	657,590
7,000	Nihon M&A Center Holdings Inc.	80,862
2,400	Nintendo Co., Ltd.	1,068,229
86	Nippon Accommodations Fund Inc., REIT, Class A Shares	447,364
31	Nippon Building Fund Inc., REIT	168,471
33,600	Nippon Electric Glass Co., Ltd.	711,887
1,600	Nippon Express Holdings Inc.	92,364
18,600	Nippon Paint Holdings Co., Ltd.	137,661
42	Nippon Prologis REIT Inc.	111,816
3,200	Nippon Sanso Holdings Corp.	60,006
1,100	Nippon Shinyaku Co., Ltd.	67,892
18,800	Nippon Steel Corp.	326,115
112,300	Nippon Suisan Kaisha Ltd.	454,400
25,900	Nippon Telegraph & Telephone Corp.	787,262
3,600	Nippon Yusen KK	298,485
2,800	Nissan Chemical Corp.	157,558
50,900	Nissan Motor Co., Ltd.	197,042
4,100	Nisshin Seifun Group Inc.	47,861
1,300	Nissin Foods Holdings Co., Ltd.	84,969
1,800	Nitori Holdings Co., Ltd.	181,659
2,900	Nitto Denko Corp.	209,775
67,400	Nomura Holdings Inc.	265,826
2,700	Nomura Real Estate Holdings Inc.	67,462
86	Nomura Real Estate Master Fund Inc., REIT	112,011
6,880	Nomura Research Institute Ltd.	188,914
163,700	North Pacific Bank Ltd.	276,514
13,800	NTT Data Corp.	215,973
13,100	Obayashi Corp.	92,688
16,500	Obic Co., Ltd.	2,435,841
6,900	Odakyu Electric Railway Co., Ltd.	90,861
16,300	Oji Holdings Corp.	71,707
26,700	Olympus Corp.	556,386
3,900	Omron Corp.	223,861
8,200	Ono Pharmaceutical Co., Ltd.	216,683

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.3% - (continued)
23,100	Open House Group Co., Ltd.	$960,719
800	Oracle Corp. Japan	48,454
4,300	Oriental Land Co., Ltd.	640,400
25,800	ORIX Corp.	489,858
7,800	Osaka Gas Co., Ltd.	145,688
2,300	Otsuka Corp.	72,740
8,600	Otsuka Holdings Co., Ltd.	285,960
38,900	Outsourcing Inc.	333,657
8,500	Pan Pacific International Holdings Corp.	130,591
46,700	Panasonic Holdings Corp.	427,852
3,600	Persol Holdings Co., Ltd.	69,709
19,500	Rakuten Group Inc.	109,241
84,100	Recruit Holdings Co., Ltd.	3,073,796
27,600	Renesas Electronics Corp.*	324,015
83,300	Rengo Co., Ltd.	447,783
46,900	Resona Holdings Inc.	174,638
26,800	Resorttrust Inc.	444,236
15,600	Ricoh Co., Ltd.	130,681
1,800	Rohm Co., Ltd.	147,727
13,600	Sankyo Co., Ltd.	453,531
11,200	Sankyu Inc.	335,137
43,600	Sanwa Holdings Corp.	416,963
11,800	Sawai Group Holdings Co., Ltd.	347,669
5,600	SBI Holdings Inc.	113,467
3,400	SCSK Corp.	56,840
4,600	Secom Co., Ltd.	303,119
5,600	Seiko Epson Corp.	93,547
114,300	Sekisui Chemical Co., Ltd.	1,636,739
12,600	Sekisui House Ltd.	223,933
16,300	Seven & i Holdings Co., Ltd.	683,820
7,200	SG Holdings Co., Ltd.	129,413
5,000	Sharp Corp.	40,566
44,200	Shimadzu Corp.	1,618,776
1,600	Shimano Inc.	281,732
13,200	Shimizu Corp.	70,073
40,700	Shin-Etsu Chemical Co., Ltd.	5,767,369
36,100	Shinko Electric Industries Co., Ltd.	1,317,816
5,800	Shionogi & Co., Ltd.	309,133
8,400	Shiseido Co., Ltd.	352,776
9,400	Shizuoka Bank Ltd. (The)	54,895
15,500	SMC Corp.	7,977,962
62,200	Softbank Corp.	713,787
26,000	SoftBank Group Corp.	1,079,387
6,600	Sompo Holdings Inc.	299,167
75,800	Sony Group Corp.	7,131,500
1,700	Square Enix Holdings Co., Ltd.	84,421
17,900	Starts Corp., Inc.	337,405
13,500	Subaru Corp.	232,718
7,700	SUMCO Corp.	124,363
34,000	Sumitomo Chemical Co., Ltd.	139,821
23,700	Sumitomo Corp.	339,641
16,700	Sumitomo Electric Industries Ltd.	184,148
33,400	Sumitomo Forestry Co., Ltd.	515,601
5,100	Sumitomo Metal Mining Co., Ltd.	214,044
152,290	Sumitomo Mitsui Financial Group Inc.	4,659,398
7,500	Sumitomo Mitsui Trust Holdings Inc.	226,233
6,900	Sumitomo Realty & Development Co., Ltd.	185,662
2,800	Suntory Beverage & Food Ltd.	104,668
14,800	Suzuken Co., Ltd.	402,126
8,100	Suzuki Motor Corp.	239,160
48,300	Sysmex Corp.	3,137,318

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.3% - (continued)
11,100	T&D Holdings Inc.	$127,265
3,900	Taisei Corp.	116,778
15,100	Taiyo Yuden Co., Ltd.	618,903
298,054	Takeda Pharmaceutical Co., Ltd.	8,568,021
21,600	Takeuchi Manufacturing Co., Ltd.	391,161
8,500	TDK Corp.	292,971
18,700	TechnoPro Holdings Inc.	428,849
74,800	Terumo Corp.	2,414,434
5,000	TIS Inc.	130,691
3,800	Tobu Railway Co., Ltd.	85,029
2,300	Toho Co., Ltd.	90,709
57,400	Tokio Marine Holdings Inc.	3,321,116
34,800	Tokyo Electric Power Co. Holdings Inc.*	129,866
3,200	Tokyo Electron Ltd.	1,465,444
8,600	Tokyo Gas Co., Ltd.	167,683
6,500	Tokyo Ohka Kogyo Co., Ltd.	371,272
11,900	Tokyo Seimitsu Co., Ltd.	458,250
9,000	Tokyotokeiba Co., Ltd.	258,347
11,700	Tokyu Corp.	132,531
5,300	Toppan Inc.	99,555
31,100	Toray Industries Inc.	160,480
8,500	Toshiba Corp.	381,149
5,300	Tosoh Corp.	76,944
3,300	TOTO Ltd.	111,126
44,700	Toyo Tire Corp.	596,068
3,000	Toyota Industries Corp.	192,454
445,800	Toyota Motor Corp.	7,402,933
4,300	Toyota Tsusho Corp.	163,765
2,800	Trend Micro Inc.	164,082
8,400	Unicharm Corp.	287,684
28,900	Ushio Inc.	398,648
5,200	USS Co., Ltd.	94,686
21,100	Valor Holdings Co., Ltd.	304,228
2,000	Welcia Holdings Co., Ltd.	40,240
12,700	West Holdings Corp.(a)	455,434
4,800	West Japan Railway Co.	176,817
2,600	Yakult Honsha Co., Ltd.	142,857
3,100	Yamaha Corp.	127,580
6,800	Yamaha Motor Co., Ltd.	137,524
6,700	Yamato Holdings Co., Ltd.	116,051
5,300	Yaskawa Electric Corp.	183,681
4,600	Yokogawa Electric Corp.	82,759
58,800	Z Holdings Corp.	193,577
14,900	Zenkoku Hosho Co., Ltd.	493,704
28,600	Zeon Corp.	302,728
2,600	ZOZO Inc.	55,492

	Total Japan	199,500,718

Jordan - 0.0%
3,493	Hikma Pharmaceuticals PLC	74,734

Luxembourg - 0.1%
13,994	ArcelorMittal SA	450,770
20,103	Aroundtown SA	94,231
2,930	Eurofins Scientific SE	273,397
9,992	Tenaris SA	166,944

	Total Luxembourg	985,342

Macau - 0.4%
2,876,400	Sands China Ltd.*	5,428,322

Netherlands - 3.9%
40,659	Aalberts NV	2,021,388
9,803	ABN AMRO Bank NV, Dutch Certificate, GDR(c)	114,952
1,234	Adyen NV*(c)	1,921,794

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 3.9% - (continued)
40,054	Aegon NV	$214,139
90,852	Akzo Nobel NV	7,941,244
1,000	Argenx SE*	309,713
1,916	Argenx SE, ADR*	592,619
980	ASM International NV	304,895
26,272	ASML Holding NV	15,150,474
19,701	ASR Nederland NV	899,909
7,562	BE Semiconductor Industries NV	463,448
7,794	Euronext NV(c)	675,068
2,402	EXOR NV	177,465
53,189	Fugro NV*	796,531
2,528	Heineken Holding NV	200,655
5,649	Heineken NV(a)	569,577
1,250	IMCD NV	187,729
667,269	ING Groep NV	7,550,567
2,158	JDE Peet’s NV	63,285
3,975	Just Eat Takeaway.com NV*(c)	88,954
22,127	Koninklijke Ahold Delhaize NV	610,964
3,808	Koninklijke DSM NV	643,788
73,778	Koninklijke KPN NV	268,800
165,074	Koninklijke Philips NV	4,256,743
5,929	NN Group NV	295,195
2,278	OCI NV*	80,218
17,934	Prosus NV*	931,348
4,884	QIAGEN NV*	224,726
2,741	Randstad NV	154,896
21,958	Signify NV(c)	878,104
119,280	Stellantis NV	1,789,433
15,895	Universal Music Group NV	356,979
5,555	Wolters Kluwer NV	549,850

	Total Netherlands	51,285,450

New Zealand - 0.1%
28,363	Auckland International Airport Ltd.*	138,005
12,619	Fisher & Paykel Healthcare Corp., Ltd.	172,189
17,469	Mercury NZ Ltd.	62,507
25,777	Meridian Energy Ltd.	78,757
138	Ryman Healthcare Ltd.	898
37,569	Spark New Zealand Ltd.	118,806
2,925	Xero Ltd.*	186,400

	Total New Zealand	757,562

Norway - 0.6%
6,846	Adevinta ASA, Class B Shares*	57,480
2,536	Aker BP ASA	108,718
110,660	DNB Bank ASA	2,243,279
110,929	Equinor ASA	4,199,315
4,790	Gjensidige Forsikring ASA	104,493
1,933	Kongsberg Gruppen ASA*	68,879
9,650	Mowi ASA	251,429
29,332	Norsk Hydro ASA	234,591
17,029	Orkla ASA	134,148
1,273	Salmar ASA	94,526
43,372	Sparebanken Vest	459,709
15,354	Telenor ASA	211,915
3,380	Yara International ASA	174,931

	Total Norway	8,343,413

Portugal - 0.0%
60,913	EDP - Energias de Portugal SA	305,697
11,421	Galp Energia SGPS SA	149,422
5,698	Jeronimo Martins SGPS SA	116,743

	Total Portugal	571,862

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.8%
2,190,258	Ascendas Real Estate Investment Trust, REIT	$4,455,998
109,850	CapitaLand Integrated Commercial Trust, REIT	175,333
60,700	Capitaland Investment Ltd.	174,729
1,542	CDL Hospitality Trusts, Class Miscella Shares	1,405
9,700	City Developments Ltd.	58,383
38,400	DBS Group Holdings Ltd.	865,279
620,500	Frasers Logistics & Commercial Trust, REIT	615,039
124,700	Genting Singapore Ltd.	70,875
23,805	Grab Holdings Ltd., Class A Shares*(a)	63,321
32,900	Keppel Corp., Ltd.	165,193
45,500	Mapletree Commercial Trust, REIT	59,056
62,729	Mapletree Logistics Trust, REIT	74,982
71,700	Oversea-Chinese Banking Corp., Ltd.	618,034
7,752	Sea Ltd., ADR*	640,780
344,500	Sembcorp Industries Ltd.	715,793
27,850	Singapore Airlines Ltd.*	112,412
17,400	Singapore Exchange Ltd.	120,890
37,100	Singapore Technologies Engineering Ltd.	111,314
174,700	Singapore Telecommunications Ltd.	329,816
25,003	United Overseas Bank Ltd.	537,122
9,271	UOL Group Ltd.	50,352
5,700	Venture Corp., Ltd.	74,418
40,200	Wilmar International Ltd.	122,198

	Total Singapore	10,212,722

South Korea - 1.9%
3,809	Cosmax Inc.(a)	213,730
6,470	Coway Co., Ltd.(a)	371,417
9,923	JYP Entertainment Corp.	453,261
1,369	KCC Corp.(a)	382,924
3,546	LEENO Industrial Inc.	445,009
2,314	LG Innotek Co., Ltd.(a)	714,315
3,679	Lotte Chilsung Beverage Co., Ltd.	577,897
7,596	LOTTE Fine Chemical Co., Ltd.(a)	511,899
5,301	LX Semicon Co., Ltd.(a)	540,706
9,337	Osstem Implant Co., Ltd.(f)	825,196
53,407	Partron Co., Ltd.	479,104
8,951	PharmaResearch Co., Ltd.	594,553
228,866	Samsung Electronics Co., Ltd.	12,411,426
35,209	Samsung Engineering Co., Ltd.*	695,781
4,317	Samsung SDI Co., Ltd.	1,986,559
39,042	SK Hynix Inc	3,379,721
9,598	Youngone Corp	358,114

	Total South Korea	24,941,612

Spain - 4.3%
2,784	Acciona SA	537,122
55,563	Acerinox SA	721,115
4,932	ACS Actividades de Construccion y Servicios SA	139,998
44,164	Aena SME SA*(c)	6,750,980
185,298	Amadeus IT Group SA*	11,529,893
48,356	Applus Services SA	363,640
920,433	Banco Bilbao Vizcaya Argentaria SA	5,040,356
376,976	Banco Santander SA	1,218,482
134,433	Bankinter SA	855,084
1,305,789	CaixaBank SA(a)	4,731,492
35,971	Cellnex Telecom SA(c)	1,624,360
27,431	Cia de Distribucion Integral Logista Holdings SA	530,459
11,793	Corp. ACCIONA Energias Renovables SA	460,893
6,559	EDP Renovaveis SA	160,896
3,916	Enagas SA	89,638
7,211	Endesa SA	159,775
10,902	Ferrovial SA	281,461

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 4.3% - (continued)
7,012	Grifols SA	$147,570
820,991	Iberdrola SA	9,731,317
324,313	Industria de Diseno Textil SA	7,801,862
12,687	Laboratorios Farmaceuticos Rovi SA	851,309
45,429	Merlin Properties Socimi SA, REIT	514,424
3,145	Naturgy Energy Group SA	95,123
6,811	Red Electrica Corp. SA	141,128
31,762	Repsol SA	507,812
5,571	Siemens Gamesa Renewable Energy SA*	107,600
114,888	Telefonica SA(a)	621,520
1,246	Viscofan SA	67,066

	Total Spain	55,782,375

Sweden - 1.8%
6,428	Alfa Laval AB	174,055
21,208	Assa Abloy AB, Class B Shares	522,857
58,273	Atlas Copco AB, Class A Shares	654,269
32,900	Atlas Copco AB, Class B Shares	318,698
6,002	Boliden AB	252,583
20,438	Cibus Nordic Real Estate AB	456,519
44,626	Dometic Group AB(c)	345,629
5,344	Electrolux AB, Class B Shares	83,216
12,276	Embracer Group AB, Class B Shares*	111,692
14,489	Epiroc AB, Class A Shares	281,129
8,759	Epiroc AB, Class B Shares	147,552
6,127	EQT AB	180,471
13,329	Essity AB, Class B Shares	349,883
3,953	Evolution AB(c)	414,808
14,262	Fastighets AB Balder, Class B Shares*	103,128
5,047	Getinge AB, Class B Shares	146,345
15,620	Hennes & Mauritz AB, Class B Shares	215,858
41,185	Hexagon AB, Class B Shares	501,888
2,028	Holmen AB, Class B Shares*	104,089
9,628	Husqvarna AB, Class B Shares	86,890
2,687	Industrivarden AB, Class A Shares	69,798
3,249	Industrivarden AB, Class C Shares	84,428
5,906	Indutrade AB*	133,301
21,849	Intrum AB	499,142
2,979	Investment AB Latour, Class B Shares	73,377
10,943	Investor AB, Class A Shares	228,674
39,339	Investor AB, Class B Shares	738,829
5,428	Kinnevik AB, Class B Shares*	108,554
1,529	L E Lundbergforetagen AB, Class B Shares	75,404
5,371	Lifco AB, Class B Shares	110,838
4,092	Lundin Energy AB	196,896
31,295	Nibe Industrier AB, Class B Shares	273,414
9,525	Saab AB, Class B Shares	404,762
4,115	Sagax AB, Class B Shares	112,210
105,388	Sandvik AB	2,165,651
6,301	Securitas AB, Class B Shares	67,364
12,043	Sinch AB*(c)	58,262
35,741	Skandinaviska Enskilda Banken AB, Class A Shares	395,605
7,691	Skanska AB, Class B Shares	132,967
8,520	SKF AB, Class B Shares	150,747
13,252	Svenska Cellulosa AB SCA, Class B Shares	240,382
261,499	Svenska Handelsbanken AB, Class A Shares	2,577,233
370,978	Swedbank AB, Class A Shares	5,617,792
33,999	Swedish Match AB	351,673
3,652	Swedish Orphan Biovitrum AB*	76,368
11,445	Tele2 AB, Class B Shares	140,056
61,759	Telefonaktiebolaget LM Ericsson, Class B Shares	501,455
58,525	Telia Co. AB	240,051

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 1.8% - (continued)
22,521	Trelleborg AB, Class B Shares	$526,425
4,029	Volvo AB, Class A Shares	73,988
32,627	Volvo AB, Class B Shares	573,149
12,037	Volvo Car AB, Class B Shares*	99,291
68,474	Wihlborgs Fastigheter AB	579,941

	Total Sweden	23,129,586

Switzerland - 9.5%
35,287	ABB Ltd., Class Registered Shares	1,091,691
12,981	Adecco Group AG, Class Registered Shares	507,146
33,833	Alcon Inc.	2,536,397
625	Bachem Holding AG, Class B Shares	49,086
953	Baloise Holding AG, Class Registered Shares	162,437
72	Barry Callebaut AG, Class Registered Shares	158,203
1,765	Bucher Industries AG, Class Registered Shares	658,406
129	Chocoladefabriken Lindt & Spruengli AG	1,297,122
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	207,364
35,821	Cie Financiere Richemont SA, Class Registered Shares	3,988,806
4,341	Clariant AG, Class Registered Shares*	83,587
4,594	Coca-Cola HBC AG*	101,302
522,495	Credit Suisse Group AG, Class Registered Shares	3,690,660
159	EMS-Chemie Holding AG, Class Registered Shares	136,183
286	Forbo Holding AG, Class Registered Shares	410,402
9,717	Galenica AG(c)	727,654
759	Geberit AG, Class Registered Shares	416,750
1,410	Givaudan SA, Class Registered Shares	5,190,822
215,058	Glencore PLC	1,414,314
11,985	Holcim AG, Class Registered Shares*	595,494
17,249	Julius Baer Group Ltd.	890,805
17,037	Kuehne + Nagel International AG, Class Registered Shares	4,498,616
3,798	Logitech International SA, Class Registered Shares	231,921
8,394	Lonza Group AG, Class Registered Shares	5,061,760
159,773	Nestlé SA, Class Registered Shares	19,550,373
225,529	Novartis AG, Class Registered Shares	20,474,323
495	Partners Group Holding AG	532,463
6,658	PSP Swiss Property AG, Class Registered Shares	793,980
72,986	Roche Holding AG	24,874,337
891	Schindler Holding AG	183,017
508	Schindler Holding AG, Class Registered Shares	101,683
1,348	SGS SA, Class Registered Shares	3,355,089
6,956	Sika AG, Class Registered Shares	1,926,761
1,136	Sonova Holding AG, Class Registered Shares	403,460
14,450	STMicroelectronics NV	578,250
2,281	Straumann Holding AG	291,673
6,999	Sulzer AG, Class Registered Shares	493,375
646	Swatch Group AG (The)	166,853
1,130	Swatch Group AG (The), Class Registered Shares	55,203
667	Swiss Life Holding AG, Class Registered Shares	378,080
1,556	Swiss Prime Site AG, Class Registered Shares	156,627
6,382	Swiss Re AG	526,589
568	Swisscom AG, Class Registered Shares	335,853
3,645	Swissquote Group Holding SA	450,872
1,568	Tecan Group AG, Class Registered Shares	509,902
1,492	Temenos AG, Class Registered Shares	145,028
76,207	UBS Group AG, Class Registered Shares	1,435,079
11,292	VAT Group AG(c)	3,364,604
1,087	Vifor Pharma AG	189,655
11,254	Vontobel Holding AG, Class Registered Shares	876,071
15,048	Zurich Insurance Group AG	6,892,203

	Total Switzerland	123,148,331

Taiwan - 0.6%
121,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,318,037

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Taiwan - 0.6% - (continued)
57,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$5,517,870

	Total Taiwan	7,835,907

United Kingdom - 18.3%
20,338	3i Group PLC	325,959
31,683	Abcam PLC*	470,902
49,458	Abrdn PLC	121,746
4,337	Admiral Group PLC	121,619
260,973	Airtel Africa PLC(c)	509,082
27,420	Anglo American PLC	1,342,405
9,709	Ashtead Group PLC	508,778
7,872	Associated British Foods PLC	171,799
149,776	AstraZeneca PLC	19,815,196
13,483	Atlantica Sustainable Infrastructure PLC	440,220
19,338	Auto Trader Group PLC(c)	143,825
2,424	AVEVA Group PLC	69,665
62,779	Aviva PLC	340,600
68,830	BAE Systems PLC	655,742
342,376	Balfour Beatty PLC	1,123,866
3,861,877	Barclays PLC	8,231,141
22,405	Barratt Developments PLC	142,681
2,580	Berkeley Group Holdings PLC*	136,652
1,591,195	BP PLC	8,624,686
186,110	British American Tobacco PLC	8,213,532
17,715	British Land Co. PLC (The), REIT	117,471
150,235	BT Group PLC, Class A Shares	354,676
48,951	Bunzl PLC	1,707,949
95,388	Burberry Group PLC	2,062,153
203,688	Capricorn Energy PLC*	507,003
22,462	CNH Industrial NV	334,890
4,508	Coca-Cola Europacific Partners PLC	239,510
641,395	Compass Group PLC	14,386,026
28,490	Computacenter PLC	910,724
11,878	Cranswick PLC	456,829
3,073	Croda International PLC	267,822
20,467	CVS Group PLC	463,127
206,415	Diageo PLC	9,585,340
55,555	Drax Group PLC	471,769
95,205	easyJet PLC*	622,149
27,309	Endeavour Mining PLC(a)	628,530
12,812	Entain PLC*	236,382
4,678	Ferguson PLC	562,413
23,729	Future PLC	592,957
495,876	GSK PLC	10,832,001
8,290	Halma PLC	233,103
8,181	Hargreaves Lansdown PLC	88,455
1,015,088	HSBC Holdings PLC	6,802,281
52,767	IG Group Holdings PLC	476,112
43,517	IMI PLC	774,947
20,705	Imperial Brands PLC	467,648
54,898	Inchcape PLC	504,103
30,822	Informa PLC*	211,859
4,013	InterContinental Hotels Group PLC	250,061
3,477	Intertek Group PLC	203,237
35,162	J Sainsbury PLC	101,242
51,895	JD Sports Fashion PLC	80,302
3,894	Johnson Matthey PLC	103,648
618,074	Kingfisher PLC	2,054,878
16,038	Land Securities Group PLC, REIT	155,156
131,133	Legal & General Group PLC	429,836
1,528,710	Lloyds Banking Group PLC	870,243
7,129	London Stock Exchange Group PLC	665,158

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 18.3% - (continued)
151,845	LondonMetric Property PLC, REIT	$489,907
58,755	M&G PLC	160,066
155,221	Man Group PLC	501,988
262,483	Marks & Spencer Group PLC*	496,037
96,813	Melrose Industries PLC	165,584
90,339	Micro Focus International PLC	425,578
10,623	Mondi PLC	206,720
295,842	National Grid PLC	4,378,835
119,661	NatWest Group PLC	344,580
2,909	Next PLC	238,294
10,677	Ocado Group PLC*	125,584
108,125	OSB Group PLC	709,139
15,897	Pearson PLC	151,264
6,981	Persimmon PLC	191,678
96,125	Pets at Home Group PLC	420,670
15,373	Phoenix Group Holdings PLC	123,665
1,324,258	Prudential PLC	17,301,449
189,481	Reckitt Benckiser Group PLC	14,663,603
91,791	Redrow PLC	617,045
408,661	RELX PLC	11,723,371
40,680	Rentokil Initial PLC	259,693
24,227	Rio Tinto PLC	1,756,858
12,959,434	Rolls-Royce Holdings PLC*	14,182,535
128,593	Royal Mail PLC	503,863
39,413	RS GROUP PLC	481,743
59,689	Safestore Holdings PLC, REIT	856,746
21,219	Sage Group PLC (The)	175,661
30,621	Savills PLC	426,212
2,501	Schroders PLC	93,486
25,287	Segro PLC, REIT	353,383
334,497	Serco Group PLC	743,721
5,480	Severn Trent PLC	201,389
624,968	Shell PLC	18,541,775
148,798	Smith & Nephew PLC	2,427,068
8,018	Smiths Group PLC	157,299
1,612	Spirax-Sarco Engineering PLC	214,819
151,151	Spirent Communications PLC	442,229
22,825	SSE PLC	510,052
11,810	St. James’s Place PLC	192,937
57,308	Standard Chartered PLC	455,695
46,256	Tate & Lyle PLC	434,043
81,363	Taylor Wimpey PLC	133,552
859,427	Tesco PLC	2,806,445
26,270	Travis Perkins PLC	399,624
148,249	Tritax Big Box REIT PLC	380,691
328,536	Unilever PLC	15,847,416
15,002	United Utilities Group PLC	200,109
165,549	Virgin Money UK PLC	310,490
44,324	Vistry Group PLC	506,327
1,929,890	Vodafone Group PLC	3,178,353
238,905	WH Smith PLC*	4,805,098
33,591	Whitbread PLC	1,154,654
24,707	WPP PLC	286,736

	Total United Kingdom	238,177,845

United States - 0.3%
1,217	Booking Holdings Inc.*	2,730,413
24,343	International Game Technology PLC	521,427
113,344	Reliance Worldwide Corp., Ltd.	317,574

	Total United States	3,569,414

	TOTAL COMMON STOCKS (Cost - $1,138,048,230)	1,240,678,338

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
PREFERRED STOCKS - 0.4%
Germany - 0.4%
1,161		Bayerische Motoren Werke AG, Class Preferred Shares	$90,815
3,923		Henkel AG & Co. KGaA, Class Preferred Shares	268,389
3,365		Porsche Automobil Holding SE, Class Preferred Shares	275,209
536		Sartorius AG, Class Preferred Shares	216,099
22,771		Volkswagen AG, Class Preferred Shares	3,783,685

		TOTAL PREFERRED STOCKS (Cost - $4,976,575)	4,634,197

CLOSED END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
33,095		Vanguard FTSE Developed Markets ETF, Common Class (Cost - $1,413,710)	1,506,153

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,144,438,515)	1,246,818,688

Face Amount†
SHORT-TERM INVESTMENTS (d) - 7.5%
MONEY MARKET FUND - 4.1%
$ 53,208,203		Invesco STIT - Government & Agency Portfolio, 0.665%, Institutional Class(e)
		(Cost - $53,208,203)	53,208,203

TIME DEPOSITS - 3.4%
48,237	AUD	ANZ National Bank - Hongkong, 0.030% due 6/1/22	34,615
21,232,833		Barclays Bank PLC - London, 0.400% due 6/1/22	21,232,833
		BBH - Grand Cayman:
420,699	CHF	(1.460)% due 6/1/22	438,594
163,655	DKK	(0.620)% due 6/1/22	23,618
769,728	SEK	0.005% due 6/1/22	78,825
1	AUD	0.030% due 6/1/22	1
555,102	NOK	0.140% due 6/1/22	59,222
8,260	NZD	0.400% due 6/1/22	5,382
1,198	ZAR	5.700% due 6/1/22	77
		BNP Paribas - Paris:
7,412,797		0.400% due 6/1/22	7,412,797
89,498	GBP	0.420% due 6/1/22	112,776
865,925	EUR	Citibank - London, (0.780)% due 6/1/22	929,657
352,341	HKD	HSBC Bank - Hong Kong, 0.000% due 6/1/22	44,900
25,719	SGD	HSBC Bank - Singapore, 0.120% due 6/1/22	18,773
207,936		JPMorgan Chase & Co. - New York, 0.400% due 6/1/22	207,936
2,340	CAD	Royal Bank of Canada - Toronto, 0.280% due 6/1/22	1,850
6,073,696		Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	6,073,696
		Sumitomo Mitsui Banking Corp. - Tokyo:
22,228,370	JPY	(0.410)% due 6/1/22	172,668
7,190,762		0.400% due 6/1/22	7,190,762

		TOTAL TIME DEPOSITS (Cost - $44,038,982)	44,038,982

		TOTAL SHORT-TERM INVESTMENTS (Cost - $97,247,185)	97,247,185

		TOTAL INVESTMENTS - 103.2% (Cost - $1,241,685,700)	1,344,065,873

		Liabilities in Excess of Other Assets - (3.2)%	(41,576,610)

		TOTAL NET ASSETS - 100.0%	$1,302,489,263

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $32,667,271 and represents 2.5% of net assets.

(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.4%.
(e)	Represents investments of collateral received from securities lending transactions.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2022, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 1,241,685,700	$ 239,299,132	$ (136,865,473)	$ 102,433,659

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.5%
Financials	14.9
Health Care	14.6
Information Technology	11.0
Consumer Discretionary	9.9
Consumer Staples	9.5
Materials	6.1
Energy	4.6
Utilities	4.0
Communication Services	2.3
Real Estate	2.2
Short-Term Investments	3.4

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2022, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 June Futures	24	6/22	$947,441	$975,000	$27,559
FTSE 100 Index June Futures	6	6/22	560,404	573,509	13,105
SPI 200 Index June Futures	3	6/22	384,364	388,149	3,785
TOPIX Index June Futures	5	6/22	732,409	741,446	9,037

					$53,486

At May 31, 2022, International Equity Fund had deposited cash of $185,038 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.5%
Argentina - 0.4%
2,600	MercadoLibre Inc.*	$2,043,288

Australia - 0.0%
52,000	MMG Ltd.*	22,100

Brazil - 7.0%
118,589	Ambev SA	354,072
17,493	Americanas SA	73,982
16,348	Atacadao SA	66,559
1,031,282	B3 SA - Brasil Bolsa Balcao	2,770,974
47,344	Banco Bradesco SA	168,152
30,297	Banco BTG Pactual SA	161,536
250,656	Banco do Brasil SA	1,931,348
7,416	Banco Inter SA	19,645
10,285	Banco Santander Brasil SA	72,604
462,132	BB Seguridade Participacoes SA	2,613,723
14,894	BRF SA*	49,044
654,955	CCR SA	1,838,364
7,810	Centrais Eletricas Brasileiras SA	69,248
7,187	Cia de Saneamento Basico do Estado de Sao Paulo	69,229
308,000	Clear Sale SA*	298,755
19,970	Compania Siderurgica Nacional SA	91,769
794,837	Cosan SA	3,614,074
5,411	Energisa SA	50,573
104,178	Engie Brasil Energia SA	962,287
26,054	Equatorial Energia SA	130,362
196,900	Fleury SA	628,900
109,523	Hapvida Participacoes e Investimentos SA(a)	154,860
8,769	Hypera SA	71,571
145,900	Infracommerce CXAAS SA*	157,484
17,317	JBS SA	129,714
780,700	JSL SA	1,077,587
16,319	Klabin SA	76,708
16,376	Localiza Rent a Car SA	198,194
294,900	Locaweb Servicos de Internet SA, (Restricted, cost - $414,690, acquired 1/4/22)*(a)(b)	410,148
26,430	Lojas Renner SA	147,926
86,120	Magazine Luiza SA	67,408
447,800	Movida Participacoes SA	1,683,731
24,749	Natura & Co. Holding SA	85,766
581,790	Odontoprev SA	1,236,380
17,149	Petro Rio SA*	100,996
95,618	Petroleo Brasileiro SA	669,154
183,045	Petróleo Brasileiro SA, ADR	2,540,665
24,959	Raia Drogasil SA	108,446
140,586	Rede D’Or Sao Luiz SA, (Restricted, cost - $1,585,424, acquired 8/31/21)(a)(b)	1,059,575
37,569	Rumo SA	139,758
18,853	Suzano SA	212,226
18,442	TIM SA	55,877
12,300	TOTVS SA	73,422
16,567	Ultrapar Participações SA	50,092
100,256	Vale SA	1,818,579
54,024	Vale SA, Class B Shares, ADR	975,133
809,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,567,447
49,547	Vasta Platform Ltd., Class A Shares*	212,061
218,950	Vibra Energia SA	895,582
467,508	WEG SA	2,495,593
153,100	Westwing Comercio Varejista Ltd.*	86,977

	Total Brazil	35,594,260

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.7%
155,996	Antofagasta PLC	$2,913,508
1,214,320	Banco de Chile	126,373
1,016	Banco de Credito e Inversiones SA	37,736
1,951,337	Banco Santander Chile	97,582
44,296	Cencosud SA	70,992
2,598	Cia Cervecerias Unidas SA	18,542
222,306	Cia Sud Americana de Vapores SA*	30,491
31,677	Empresas CMPC SA	54,751
9,480	Empresas COPEC SA	75,253
473,707	Enel Americas SA	51,270
564,409	Enel Chile SA	14,462
23,830	Falabella SA	69,765

	Total Chile	3,560,725

China - 25.6%
1,844	360 DigiTech Inc., ADR(c)	29,006
9,300	360 Security Technology Inc., Class A Shares*	11,524
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	12,544
32,500	3SBio Inc.*(a)	24,133
167,482	AAC Technologies Holdings Inc.	363,561
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares*	13,724
3,000	AECC Aviation Power Co., Ltd., Class A Shares	17,778
106,600	Agricultural Bank of China Ltd., Class A Shares	48,380
679,000	Agricultural Bank of China Ltd., Class H Shares(d)	257,974
6,577	Aier Eye Hospital Group Co., Ltd., Class A Shares	36,554
74,000	Air China Ltd., Class H Shares*(d)	53,887
4,139	Airtac International Group	134,688
518,076	Alibaba Group Holding Ltd.*	6,244,850
39,644	Alibaba Group Holding Ltd., ADR*	3,807,806
1,305,250	A-Living Smart City Services Co., Ltd., (Restricted, cost - $3,279,740, acquired 9/16/21), Class H Shares*(a)(b)	2,063,878
31,400	Aluminum Corp. of China Ltd., Class A Shares*	24,044
74,000	Aluminum Corp. of China Ltd., Class H Shares*(d)	33,011
2,500	Angel Yeast Co., Ltd., Class A Shares	15,846
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	33,624
313,837	Anhui Conch Cement Co., Ltd., Class H Shares(d)	1,583,399
500	Anhui Gujing Distillery Co., Ltd., Class A Shares	17,056
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	33,753
1,800	Anhui Kouzi Distillery Co., Ltd., Class A Shares	14,222
600	Anjoy Foods Group Co., Ltd., Class A Shares	11,799
28,800	ANTA Sports Products Ltd.	325,140
500	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	19,570
3,000	Autobio Diagnostics Co., Ltd., Class A Shares*	19,082
1,262	Autohome Inc., ADR	45,861
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	16,348
8,800	AVIC Electromechanical Systems Co., Ltd., Class A Shares(e)	15,027
34,799	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	17,529
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(d)	43,423
2,200	AVICOPTER PLC, Class A Shares	12,722
1,419	Baidu Inc., ADR*	199,157
45,416	Baidu Inc., Class A Shares*	853,657
19,200	Bank of Beijing Co., Ltd., Class A Shares	12,719
12,800	Bank of Chengdu Co., Ltd., Class A Shares	29,131
58,930	Bank of China Ltd., Class A Shares	28,155
2,034,000	Bank of China Ltd., Class H Shares*(d)	814,551
39,800	Bank of Communications Co., Ltd., Class A Shares	29,267
260,000	Bank of Communications Co., Ltd., Class H Shares(d)	177,218
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	9,390
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	19,110
16,600	Bank of Nanjing Co., Ltd., Class A Shares	26,849
8,290	Bank of Ningbo Co., Ltd., Class A Shares	40,623
29,640	Bank of Shanghai Co., Ltd., Class A Shares	28,450
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	28,912

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(d)	$31,634
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares*	17,371
496	Beijing Kingsoft Office Software Inc., Class A Shares	15,202
2,000	Beijing New Building Materials PLC, Class A Shares	8,645
200	Beijing Roborock Technology Co., Ltd., Class A Shares	19,024
4,000	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	13,490
1,885	Beijing United Information Technology Co., Ltd., Class A Shares	21,754
870	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	16,595
55,900	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	40,572
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	1,403
1,000	BGI Genomics Co., Ltd., Class A Shares	9,834
3,787	Bilibili Inc., Class Z Shares*	86,770
38,300	BOE Technology Group Co., Ltd., Class A Shares	21,727
2,500	BYD Co., Ltd., Class A Shares	109,851
21,500	BYD Co., Ltd., Class H Shares(d)	757,653
14,500	BYD Electronic International Co., Ltd.	32,187
5,800	By-health Co., Ltd., Class A Shares	17,266
1,800	CanSino Biologics Inc., Class H Shares*(a)(d)	17,949
315,000	CGN Power Co., Ltd., Class H Shares(a)(d)	82,326
1,200	Changchun High & New Technology Industry Group Inc., Class A Shares*	29,795
1,100	Changjiang Securities Co., Ltd., Class A Shares	937
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	17,197
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares	16,885
12,400	China Baoan Group Co., Ltd., Class A Shares	21,783
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(d)	43,199
238,000	China CITIC Bank Corp., Ltd., Class H Shares(d)	114,932
43,000	China Coal Energy Co., Ltd., Class H Shares*(d)	39,169
84,000	China Communications Services Corp., Ltd., Class H Shares(d)	39,370
77,000	China Conch Environment Protection Holdings Ltd.*(h)	50,632
118,500	China Conch Venture Holdings Ltd.	307,995
21,100	China Construction Bank Corp., Class A Shares	18,912
7,134,224	China Construction Bank Corp., Class H Shares(d)	5,307,119
6,200	China CSSC Holdings Ltd., Class A Shares	17,276
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	19,690
47,400	China Energy Engineering Corp., Ltd.*	16,531
30,812	China Everbright Bank Co., Ltd., Class A Shares	14,396
160,000	China Everbright Bank Co., Ltd., Class H Shares(d)	52,582
47,000	China Evergrande Group(c)(e)(h)	8,684
480,000	China Feihe Ltd., (Restricted, cost - $1,205,251, acquired 6/17/21)(a)(b)	485,338
13,200	China Galaxy Securities Co., Ltd., Class A Shares	17,460
92,500	China Galaxy Securities Co., Ltd., Class H Shares(d)	51,006
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	2,280
69,500	China Hongqiao Group Ltd.	85,451
3,100	China International Capital Corp., Ltd., Class A Shares	17,856
34,000	China International Capital Corp., Ltd., Class H Shares*(a)(d)	64,141
7,200	China Jushi Co., Ltd., Class A Shares	17,602
22,000	China Lesso Group Holdings Ltd.	28,233
4,800	China Life Insurance Co., Ltd., Class A Shares	17,849
188,000	China Life Insurance Co., Ltd., Class H Shares(d)	288,735
8,800	China Literature Ltd.*(a)	38,212
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(d)	170,748
487,000	China Medical System Holdings Ltd.	719,466
14,000	China Meidong Auto Holdings., Ltd.	50,247
30,200	China Merchants Bank Co., Ltd., Class A Shares	178,036
634,391	China Merchants Bank Co., Ltd., Class H Shares(d)	4,003,492
9,230	China Merchants Securities Co., Ltd., Class A Shares	17,815
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	27,727
3,100	China Minmetals Rare Earth Co., Ltd., Class A Shares	12,554
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	31,930
156,200	China Minsheng Banking Corp., Ltd., Class H Shares(d)	60,487
26,600	China Molybdenum Co., Ltd., Class A Shares	18,978

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
96,000	China Molybdenum Co., Ltd., Class H Shares(d)	$47,032
104,000	China National Building Material Co., Ltd., Class H Shares*(d)	131,201
13,800	China National Chemical Engineering Co., Ltd., Class A Shares	19,471
18,900	China National Nuclear Power Co., Ltd., Class A Shares	20,527
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	27,074
60,000	China Oilfield Services Ltd., Class H Shares(d)	70,701
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	33,387
71,400	China Pacific Insurance Group Co., Ltd., Class H Shares(d)	165,939
38,900	China Petroleum & Chemical Corp., Class A Shares	25,858
640,000	China Petroleum & Chemical Corp., Class H Shares(d)	307,941
27,800	China Railway Group Ltd., Class A Shares	27,341
77,000	China Railway Group Ltd., Class H Shares(d)	53,050
2,536	China Resources Microelectronics Ltd., Class A Shares	20,066
12,200	China Resources Mixc Lifestyle Services Ltd.(a)	59,776
6,299	China Shenhua Energy Co., Ltd., Class A Shares	31,818
342,500	China Shenhua Energy Co., Ltd., Class H Shares(d)	1,138,334
20,400	China Southern Airlines Co., Ltd., Class A Shares*	19,815
44,000	China Southern Airlines Co., Ltd., Class H Shares*(d)	24,199
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	47,367
39,000	China Suntien Green Energy Corp., Ltd., Class H Shares*(d)	22,569
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	38,656
3,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	93,710
1,186,000	China Tower Corp., Ltd., Class H Shares(a)(d)	138,991
40,000	China United Network Communications Ltd., Class A Shares	20,846
15,600	China Vanke Co., Ltd., Class A Shares	41,336
611,200	China Vanke Co., Ltd., Class H Shares(d)	1,339,794
31,600	China Yangtze Power Co., Ltd., Class A Shares	113,656
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	21,426
40,300	China Zheshang Bank Co., Ltd., Class A Shares	19,614
56,000	Chinasoft International Ltd.*	51,026
1,500	Chongqing Brewery Co., Ltd., Class A Shares*	29,118
14,140	Chongqing Changan Automobile Co., Ltd., Class A Shares	29,500
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	26,125
16,000	CIFI Ever Sunshine Services Group Ltd.	18,371
88,200	CIFI Holdings Group Co., Ltd.	38,048
148,000	CITIC Ltd.	166,079
17,365	CITIC Securities Co., Ltd., Class A Shares	51,415
68,425	CITIC Securities Co., Ltd., Class H Shares(d)	147,102
1,300	CNGR Advanced Material Co., Ltd., Class A Shares	20,479
44,300	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,701,714
17,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares*	26,387
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares*	47,530
81,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(d)	143,731
207,000	Country Garden Holdings Co., Ltd.	128,550
52,000	Country Garden Services Holdings Co., Ltd.	203,620
31,400	CRRC Corp., Ltd., Class A Shares	23,787
85,000	CRRC Corp., Ltd., Class H Shares(d)	34,105
8,700	CSC Financial Co., Ltd., Class A Shares	29,196
233,120	CSPC Pharmaceutical Group Ltd.	247,536
59,000	Dali Foods Group Co., Ltd.(a)	29,650
21,700	Daqin Railway Co., Ltd., Class A Shares	21,805
1,342	Daqo New Energy Corp., ADR*	65,624
2,280	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	11,207
800	DHC Software Co., Ltd., Class A Shares	708
7,000	Dongfang Electric Corp., Ltd., Class A Shares	14,633
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(d)	48,717
52,000	Dongyue Group Ltd.	65,976
15,638	East Money Information Co., Ltd., Class A Shares	52,924
900	Ecovacs Robotics Co., Ltd., Class A Shares	15,765
19,700	ENN Energy Holdings Ltd.	299,859
269,300	ENN Natural Gas Co., Ltd., Class A Shares	737,714

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
2,581	Eve Energy Co., Ltd., Class A Shares*	$31,005
7,300	Everbright Securities Co., Ltd., Class A Shares	12,621
2,900	Flat Glass Group Co., Ltd., Class A Shares	19,052
11,000	Flat Glass Group Co., Ltd., Class H Shares*(d)	45,408
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	19,971
6,655	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	76,362
76,500	Fosun International Ltd.	77,738
16,400	Founder Securities Co., Ltd., Class A Shares	15,396
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	21,152
907,000	Fu Shou Yuan International Group Ltd.	630,763
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	24,629
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(d)	84,660
43,300	Ganfeng Lithium Co., Ltd., Class A Shares	768,436
5,800	Ganfeng Lithium Co., Ltd., Class H Shares(a)(d)	73,761
51,400	GD Power Development Co., Ltd., Class A Shares	27,689
156,784	GDS Holdings Ltd., Class A Shares*	561,914
15,100	GEM Co., Ltd., Class A Shares	16,607
9,300	Gemdale Corp., Class A Shares	16,508
32,000	Genscript Biotech Corp.*	94,421
8,200	GF Securities Co., Ltd., Class A Shares	20,970
31,600	GF Securities Co., Ltd., Class H Shares*(d)	41,686
8,700	Giant Network Group Co., Ltd., Class A Shares	11,441
924	Gigadevice Semiconductor Beijing Inc., Class A Shares*	19,894
900	Ginlong Technologies Co., Ltd., Class A Shares	22,745
117,300	GoerTek Inc., Class A Shares	714,677
2,000	Gotion High-tech Co., Ltd., Class A Shares*	11,028
4,100	Great Wall Motor Co., Ltd., Class A Shares	20,473
77,000	Great Wall Motor Co., Ltd., Class H Shares(d)	137,155
241,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,162,503
22,995	Greenland Holdings Corp., Ltd., Class A Shares	13,154
22,000	Greentown China Holdings Ltd.	38,067
32,000	Greentown Service Group Co., Ltd.	32,217
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	19,724
1,000	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	12,550
7,700	Guanghui Energy Co., Ltd., Class A Shares*	12,053
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(d)	83,227
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	12,045
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	11,080
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	12,466
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	6,279
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	18,311
9,400	Guosen Securities Co., Ltd., Class A Shares	12,846
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	35,992
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,096
34,000	Haidilao International Holding Ltd.(a)(c)	66,677
7,300	Haier Smart Home Co., Ltd., Class A Shares	27,718
62,200	Haier Smart Home Co., Ltd., Class H Shares(d)	219,727
16,000	Haitian International Holdings Ltd.	41,062
9,300	Haitong Securities Co., Ltd., Class A Shares	12,707
91,600	Haitong Securities Co., Ltd., Class H Shares(d)	64,869
2,520	Hangzhou First Applied Material Co., Ltd., Class A Shares	29,891
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	18,219
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	5,138
3,700	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(d)	35,648
40,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	72,053
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	22,509
316,000	Hengan International Group Co., Ltd.	1,567,763
10,778	Hengli Petrochemical Co., Ltd., Class A Shares*	38,032
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	4,777
43,300	Hesteel Co., Ltd., Class A Shares	15,233
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	17,859

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
2,000	Hongfa Technology Co., Ltd., Class A Shares*	$15,871
900	Hoshine Silicon Industry Co., Ltd., Class A Shares*	12,524
12,000	Hua Hong Semiconductor Ltd.*(a)	45,576
38,500	Huadian Power International Corp., Ltd., Class A Shares	22,696
1,694	Huadong Medicine Co., Ltd., Class A Shares	9,776
2,260	Hualan Biological Engineering Inc., Class A Shares	6,323
108,000	Huaneng Power International Inc., Class H Shares(d)	54,520
7,200	Huatai Securities Co., Ltd., Class A Shares	14,349
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(d)	67,396
10,500	Huaxia Bank Co., Ltd., Class A Shares	8,374
1,600	Huaxin Cement Co., Ltd., Class A Shares	4,748
218,100	Huayu Automotive Systems Co., Ltd., Class A Shares	719,413
4,702	Huazhu Group Ltd., ADR	152,815
3,600	Hubei Xingfa Chemicals Group Co., Ltd., Class A Shares	20,232
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	18,962
7,400	Humanwell Healthcare Group Co., Ltd., Class A Shares	18,514
2,912	Hundsun Technologies Inc., Class A Shares	17,499
7,200	Hygeia Healthcare Holdings Co., Ltd.(a)	39,643
3,900	Iflytek Co., Ltd., Class A Shares	21,217
200	Imeik Technology Development Co., Ltd., Class A Shares	16,180
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	57,374
1,458,000	Industrial & Commercial Bank of China Ltd., Class H Shares(d)	874,788
31,400	Industrial Bank Co., Ltd., Class A Shares	92,543
15,200	Industrial Securities Co., Ltd., Class A Shares	14,080
800	Ingenic Semiconductor Co., Ltd., Class A Shares	11,134
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	18,913
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	10,563
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	49,484
16,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares*	26,807
29,500	Innovent Biologics Inc.*(a)	91,280
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	13,646
6,066	iQIYI Inc., ADR*	24,871
2,100	JA Solar Technology Co., Ltd., Class A Shares	29,389
1,500	Jafron Biomedical Co., Ltd., Class A Shares*	9,884
2,000	Jason Furniture Hangzhou Co., Ltd., Class A Shares	19,189
4,000	JCET Group Co., Ltd., Class A Shares	14,508
28,250	JD Health International Inc.*(a)	177,281
44,175	JD.com Inc., ADR	2,479,101
62,094	JD.com Inc., Class A Shares	1,755,155
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	17,304
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(d)	24,802
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	15,542
10,301	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	46,706
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	6,880
2,600	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	64,157
1,100	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	24,268
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares*	17,008
5,300	Jiangxi Copper Co., Ltd., Class A Shares	14,364
19,000	Jiangxi Copper Co., Ltd., Class H Shares(d)	30,664
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares	7,266
7,400	Jinke Properties Group Co., Ltd., Class A Shares	3,477
44,000	Jinxin Fertility Group Ltd.*(a)	34,497
800	JiuGui Liquor Co., Ltd., Class A Shares	18,781
16,000	Jiumaojiu International Holdings Ltd.(a)	37,100
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	12,079
1,500	Joinn Laboratories China Co., Ltd., Class A Shares	23,919
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	13,842
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares*	8,602
1,500	Juewei Food Co., Ltd., Class A Shares*	11,599
1,825	Kanzhun Ltd., ADR*	36,902
7,759	KE Holdings Inc., ADR*	103,971

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
66,000	Kingdee International Software Group Co., Ltd.*	$128,484
5,800	Kingfa Sci. & Tech. Co., Ltd., Class A Shares*	7,762
26,600	Kingsoft Corp., Ltd.	88,629
43,300	Kuaishou Technology, Class B Shares*(a)	418,206
6,300	Kuang-Chi Technologies Co., Ltd., Class A Shares*	14,733
1,988	Kweichow Moutai Co., Ltd., Class A Shares	534,295
4,200	LB Group Co., Ltd., Class A Shares	11,932
1,744,000	Lenovo Group Ltd.	1,709,594
9,000	Lens Technology Co., Ltd., Class A Shares	14,205
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	11,915
14,803	Li Auto Inc., ADR*	371,111
60,500	Li Ning Co., Ltd.	466,438
14,500	Lingyi iTech Guangdong Co., Class A Shares*	10,352
27,000	Logan Group Co., Ltd.(c)(e)	7,501
46,500	Longfor Group Holdings Ltd.(a)	229,489
7,480	LONGi Green Energy Technology Co., Ltd., Class A Shares	88,585
18,864	Lufax Holding Ltd., ADR	118,655
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	55,929
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	63,935
3,400	Mango Excellent Media Co., Ltd., Class A Shares	18,418
540	Maxscend Microelectronics Co., Ltd., Class A Shares*	15,700
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	7,264
288,900	Meituan, Class B Shares*(a)	6,808,208
36,900	Metallurgical Corp. of China Ltd., Class A Shares	19,500
15,000	Microport Scientific Corp.	29,348
4,300	Ming Yang Smart Energy Group Ltd., Class A Shares	16,362
18,000	Ming Yuan Cloud Group Holdings Ltd.*	22,003
508,000	Minth Group Ltd.	1,315,894
2,041	Montage Technology Co., Ltd., Class A Shares	19,625
6,986	Muyuan Foods Co., Ltd., Class A Shares	53,496
3,600	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	14,880
7,600	Nanjing Securities Co., Ltd., Class A Shares	8,639
7,080	NARI Technology Co., Ltd., Class A Shares	36,281
4,906	National Silicon Industry Group Co., Ltd., Class A Shares*	16,418
700	NAURA Technology Group Co., Ltd., Class A Shares	28,277
9,700	NavInfo Co., Ltd., Class A Shares*	19,091
104,525	NetEase Inc.	2,182,191
2,400	New China Life Insurance Co., Ltd., Class A Shares	10,123
28,800	New China Life Insurance Co., Ltd., Class H Shares(d)	74,896
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	13,679
33,710	New Oriental Education & Technology Group Inc.,*	45,535
3,400	Ninestar Corp., Class A Shares	22,330
600	Ningbo Deye Technology Co., Ltd., Class A Shares*	18,340
1,202	Ningbo Ronbay New Energy Technology Co., Ltd., Class A Shares	16,698
5,200	Ningbo Shanshan Co., Ltd., Class A Shares	17,743
2,600	Ningbo Tuopu Group Co., Ltd., Class A Shares*	22,716
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	23,667
33,372	NIO Inc., ADR*	580,339
46,000	Nongfu Spring Co., Ltd., Class H Shares(a)(d)	255,002
9,000	OFILM Group Co., Ltd., Class A Shares*	7,722
1,000	Oppein Home Group Inc., Class A Shares	17,910
14,464	Orient Securities Co., Ltd., Class A Shares	20,207
2,029	Ovctek China Inc., Class A Shares	13,969
279,000	People’s Insurance Co. Group of China Ltd., Class H Shares(d)	87,434
4,650	Perfect World Co., Ltd., Class A Shares	9,398
21,700	PetroChina Co., Ltd., Class A Shares	18,195
540,000	PetroChina Co., Ltd., Class H Shares(d)	284,771
110,500	Pharmaron Beijing Co., Ltd., (Restricted, cost - $1,872,426, acquired 4/8/21), Class H Shares(a)(b)(d)	1,330,979
900	Pharmaron Beijing Co., Ltd., Class A Shares	16,006
170,000	PICC Property & Casualty Co., Ltd., Class H Shares(d)	164,916
10,720	Pinduoduo Inc., ADR*	539,752

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
1,321,380	Ping An Bank Co., Ltd., Class A Shares*	$2,799,933
15,600	Ping An Healthcare & Technology Co., Ltd.*(a)(c)	41,431
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	104,059
899,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	5,706,124
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	41,675
8,400	Pop Mart International Group Ltd.*(a)	32,381
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	35,590
202,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(d)	149,544
22,300	Power Construction Corp. of China Ltd., Class A Shares	26,051
13,324	RLX Technology Inc., ADR*	26,382
21,350	Rongsheng Petrochemical Co., Ltd., Class A Shares	51,032
11,800	SAIC Motor Corp., Ltd., Class A Shares	30,349
10,100	Sailun Group Co., Ltd., Class A Shares	16,999
800	Sangfor Technologies Inc., Class A Shares	11,296
24,000	Sany Heavy Equipment International Holdings Co., Ltd.*	24,020
17,700	Sany Heavy Industry Co., Ltd., Class A Shares	44,865
3,700	Satellite Chemical Co., Ltd., Class A Shares	21,795
13,224	SDIC Capital Co., Ltd., Class A Shares	12,171
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	19,663
50,000	Seazen Group Ltd.*	20,947
3,000	Seazen Holdings Co., Ltd., Class A Shares	10,818
7,700	SF Holding Co., Ltd., Class A Shares*	59,782
500	SG Micro Corp., Class A Shares	21,489
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	34,774
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	15,194
23,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(d)	41,241
83,000	Shandong Head Group Co., Ltd., Class A Shares*	639,413
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares*	26,124
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	9,882
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,871
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	12,337
72,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(d)	79,712
1,820	Shanghai Bairun Investment Holding Group Co., Ltd., Class A Shares	9,679
189,961	Shanghai Baosight Software Co., Ltd., Class A Shares	1,475,868
9,400	Shanghai Baosight Software Co., Ltd., Class B Shares	36,722
39,300	Shanghai Electric Group Co., Ltd., Class A Shares	23,939
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	26,212
518,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(d)	2,181,692
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	14,985
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	16,837
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	21,820
2,342	Shanghai Junshi Biosciences Co., Ltd., Class A Shares*	29,630
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares*	30,234
2,200	Shanghai M&G Stationery Inc., Class A Shares	16,975
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	23,362
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(d)	27,348
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	47,799
1,380	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares*	26,525
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	13,317
15,700	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A Shares	23,553
17,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	37,358
9,000	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	21,453
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	6,060
9,600	Shanxi Securities Co., Ltd., Class A Shares	7,443
2,040	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	83,155
4,400	Shengyi Technology Co., Ltd., Class A Shares	10,699
1,260	Shennan Circuits Co., Ltd., Class A Shares	17,373
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	29,524
500	Shenzhen Dynanonic Co., Ltd., Class A Shares*	22,265
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,589
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	6,043

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
176,300	Shenzhen Inovance Technology Co., Ltd., Class A Shares	$1,615,134
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	13,047
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	90,531
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	12,986
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	12,727
49,500	Shenzhou International Group Holdings Ltd.	679,253
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	15,187
12,000	Shimao Services Holdings Ltd.*(a)(e)	5,735
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	7,210
12,400	Sichuan Road & Bridge Co., Ltd., Class A Shares	19,738
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	13,555
5,100	Sichuan Yahua Industrial Group Co., Ltd., Class A Shares	21,708
2,000	Silergy Corp.	206,407
3,700	Sinolink Securities Co., Ltd., Class A Shares	4,545
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares*	13,489
1,500	Sinomine Resource Group Co., Ltd., Class A Shares*	22,598
805,772	Sinopharm Group Co., Ltd., Class H Shares(d)	1,988,496
24,000	Sinotruk Hong Kong Ltd.	34,163
840	Skshu Paint Co., Ltd., Class A Shares	11,712
53,000	Smoore International Holdings Ltd.(a)	128,640
12,220	Songcheng Performance Development Co., Ltd., Class A Shares	23,362
400	StarPower Semiconductor Ltd., Class A Shares	22,795
69,000	Sunac China Holdings Ltd.(e)(h)	35,652
71,600	Sungrow Power Supply Co., Ltd., Class A Shares*	856,530
17,500	Sunny Optical Technology Group Co., Ltd.	273,119
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	11,181
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	15,190
320	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	18,039
1,400	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A Shares	12,610
8,274	TAL Education Group, ADR*	33,923
6,200	TBEA Co., Ltd., Class A Shares	20,863
18,200	TCL Technology Group Corp., Class A Shares*	12,318
415,031	Tencent Holdings Ltd.	19,128,174
14,526	Tencent Music Entertainment Group, ADR*	60,719
1,200	Thunder Software Technology Co., Ltd., Class A Shares	19,766
3,900	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	25,435
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	13,989
18,200	Tianshan Aluminum Group Co., Ltd., Class A Shares	19,459
788,000	Tingyi Cayman Islands Holding Corp.	1,394,820
24,000	Tongcheng Travel Holdings Ltd.*	45,488
5,900	Tongkun Group Co., Ltd., Class A Shares	15,114
5,400	Tongwei Co., Ltd., Class A Shares	36,480
400	Topchoice Medical Corp., Class A Shares*	8,331
751,000	Topsports International Holdings Ltd., (Restricted, cost - $797,967, acquired 3/24/20)(a)(b)	551,918
3,700	Transfar Zhilian Co., Ltd., Class A Shares	3,498
35,000	TravelSky Technology Ltd., Class H Shares(d)	56,365
2,527	Trina Solar Co., Ltd., Class A Shares	24,251
13,011	Trip.com Group Ltd., ADR*	287,023
1,500	Tsingtao Brewery Co., Ltd., Class A Shares	20,812
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(d)	120,073
700	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares*	18,589
37,000	Uni-President China Holdings Ltd.	29,755
5,960	Unisplendour Corp., Ltd., Class A Shares	15,866
11,805	Vipshop Holdings Ltd., ADR*	109,787
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	12,504
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	59,168
125,000	Want Want China Holdings Ltd.	124,361
1,280	Weibo Corp., ADR*	28,160
5,300	Weichai Power Co., Ltd., Class A Shares	9,601
879,200	Weichai Power Co., Ltd., Class H Shares(d)	1,354,164
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	15,646

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	$38,003
11,400	Western Securities Co., Ltd., Class A Shares	10,545
2,800	Westone Information Industry Inc., Class A Shares	15,020
1,200	Will Semiconductor Co., Ltd., Class A Shares	29,457
1,600	Wingtech Technology Co., Ltd., Class A Shares	15,230
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	6,223
1,568	Wuhan Guide Infrared Co., Ltd., Class A Shares	2,733
6,400	Wuliangye Yibin Co., Ltd., Class A Shares	164,083
7,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	17,116
3,864	WuXi AppTec Co., Ltd., Class A Shares	55,046
9,248	WuXi AppTec Co., Ltd., Class H Shares(a)(d)	113,926
252,500	Wuxi Biologics Cayman Inc., (Restricted, cost - $1,705,819, acquired 12/14/21)*(a)(b)	1,839,493
106,200	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	770,544
30,700	Wuxi Shangji Automation Co., Ltd., Class A Shares	686,627
700	Xiamen Faratronic Co., Ltd., Class A Shares	18,361
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	14,652
367,000	Xiaomi Corp., Class B Shares*(a)	566,673
2,700	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	4,991
32,582	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(d)	53,015
1,044,000	Xinyi Solar Holdings Ltd.	1,847,854
10,361	XPeng Inc., Class A Shares, ADR*	243,484
27,500	Xtep International Holdings Ltd.	39,600
28,000	Yadea Group Holdings., Ltd.(a)	45,016
6,100	Yankuang Energy Group Co., Ltd., Class A Shares	35,275
38,000	Yankuang Energy Group Co., Ltd., Class H Shares(d)	123,988
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	11,594
137,684	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	957,317
13,000	Yihai International Holding Ltd.*	40,304
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares*	12,232
12,500	Yonghui Superstores Co., Ltd., Class A Shares	8,223
1,100	YongXing Special Materials Technology Co., Ltd., Class A Shares	19,715
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	15,435
8,700	YTO Express Group Co., Ltd., Class A Shares	26,387
10,555	Yum China Holdings Inc.	479,830
14,200	Yum China Holdings Inc.	646,302
4,160	Yunda Holding Co., Ltd., Class A Shares	11,299
4,200	Yunnan Baiyao Group Co., Ltd., Class A Shares	35,441
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares*	22,774
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	42,330
169,550	Zai Lab Ltd.*	517,615
2,037	Zai Lab Ltd., ADR*	59,277
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	37,070
24,500	Zhaojin Mining Industry Co., Ltd., Class H Shares	21,324
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	10,083
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	11,518
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares*	15,476
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	9,411
36,000	Zhejiang Expressway Co., Ltd., Class H Shares*(d)	31,701
1,241	Zhejiang HangKe Technology Inc. Co., Class A Shares*	11,044
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	12,816
44,660	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares*	631,145
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	15,753
2,900	Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A Shares	20,647
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	12,618
7,200	Zhejiang NHU Co., Ltd., Class A Shares	22,356
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,417
10,000	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(d)	33,116
3,700	Zhongji Innolight Co., Ltd., Class A Shares	17,803
13,000	Zhongsheng Group Holdings Ltd.	91,678
17,200	Zhongtai Securities Co., Ltd., Class A Shares	18,740
15,300	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	65,421
8,000	Zhuzhou Kibing Group Co., Ltd., Class A Shares	13,168

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.6% - (continued)
44,900	Zijin Mining Group Co., Ltd., Class A Shares	$67,180
138,000	Zijin Mining Group Co., Ltd., Class H Shares(d)	185,849
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	11,710
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(d)	17,994
6,400	ZTE Corp., Class A Shares	23,309
12,600	ZTE Corp., Class H Shares(d)	27,484
11,116	ZTO Express Cayman Inc., ADR	299,465

	Total China	130,540,570

Colombia - 0.0%
7,109	Bancolombia SA	85,459
101,878	Ecopetrol SA	84,313
12,667	Interconexion Electrica SA ESP	79,899

	Total Colombia	249,671

Cyprus - 0.0%
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(e)(h)	–

Czech Republic - 0.1%
4,350	CEZ AS	211,840
1,684	Komercni Banka AS	52,363
9,582	Moneta Money Bank AS(a)	31,879

	Total Czech Republic	296,082

Egypt - 0.5%
2,009,004	Cleopatra Hospital*	539,909
285,581	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	571,162
487,963	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	975,997
60,271	Commercial International Bank Egypt SAE, GDR	133,494
22,745	Eastern Co. SAE	12,959
325,047	Fawry for Banking & Payment Technology Services SAE*	71,631

	Total Egypt	2,305,152

Georgia - 0.3%
63,700	Bank of Georgia Group PLC	1,287,615
32,700	Georgia Capital PLC*	269,796

	Total Georgia	1,557,411

Germany - 0.3%
40,556	Delivery Hero SE, (Restricted, cost - $3,144,005, acquired 11/18/21)*(a)(b)	1,556,761

Greece - 0.3%
48,512	Alpha Services & Holdings SA*	51,283
53,636	Eurobank Ergasias Services & Holdings SA*	60,012
1,594	FF Group*(e)(h)	17
6,324	Hellenic Telecommunications Organization SA	120,087
2,114	JUMBO SA	35,148
71,288	OPAP SA	1,062,839
6,832	Public Power Corp. SA*	44,878

	Total Greece	1,374,264

Hong Kong - 2.0%
375,000	AIA Group Ltd.	3,835,725
116,000	Alibaba Health Information Technology Ltd.*	58,279
250,000	Alibaba Pictures Group Ltd.*	21,748
107,500	ASM Pacific Technology Ltd.	973,031
11,000	Beijing Enterprises Holdings Ltd.	38,528
138,000	Beijing Enterprises Water Group Ltd.	45,689
106,000	Bosideng International Holdings Ltd.	56,274
862,000	Brilliance China Automotive Holdings Ltd.*(e)(h)	273,482
2,093,000	China Education Group Holdings Ltd., (Restricted, cost - $2,776,692, acquired 1/20/22)(b)	1,455,657
100,888	China Everbright Environment Group Ltd.	60,635
78,000	China Gas Holdings Ltd.	115,401
156,000	China Jinmao Holdings Group Ltd.	41,658
82,000	China Mengniu Dairy Co., Ltd.*	418,658
39,538	China Merchants Port Holdings Co., Ltd.	74,590
98,000	China Overseas Land & Investment Ltd.	282,753
20,000	China Overseas Property Holdings Ltd.	23,175
130,000	China Power International Development Ltd.	66,013
36,000	China Resources Beer Holdings Co., Ltd.	223,146

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.0% - (continued)
54,000	China Resources Cement Holdings Ltd.	$42,704
26,000	China Resources Gas Group Ltd.	108,206
82,000	China Resources Land Ltd.	362,874
46,000	China Resources Power Holdings Co., Ltd.	94,616
60,000	China Ruyi Holdings Ltd.*	17,028
56,000	China State Construction International Holdings Ltd.	65,824
35,800	China Taiping Insurance Holdings Co., Ltd.	41,114
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	37,971
46,000	COSCO SHIPPING Ports Ltd.	34,412
46,000	Far East Horizon Ltd.	40,783
145,000	Geely Automobile Holdings Ltd.*	274,607
82,000	Guangdong Investment Ltd.	103,392
14,630	Hopson Development Holdings Ltd.	23,643
2,487	HUTCHMED China Ltd., ADR*	26,163
18,000	Kingboard Holdings Ltd.	86,246
20,500	Kingboard Laminates Holdings Ltd.	34,404
110,000	Kunlun Energy Co., Ltd.	93,755
38,000	Nine Dragons Paper Holdings Ltd.	34,094
3,000	Orient Overseas International Ltd.	92,134
26,000	Shenzhen International Holdings Ltd.	25,037
23,500	Shimao Group Holdings Ltd.(c)(e)(h)	11,718
302,750	Sino Biopharmaceutical Ltd.	168,585
13,000	Vinda International Holdings Ltd.	32,562
35,000	Wharf Holdings Ltd.	117,017
12,800	Yuexiu Property Co., Ltd.	13,907

	Total Hong Kong	10,047,238

Hungary - 0.6%
12,004	MOL Hungarian Oil & Gas PLC	86,387
116,136	OTP Bank Nyrt	2,763,593
3,854	Richter Gedeon Nyrt	75,413

	Total Hungary	2,925,393

India - 13.2%
1,964	ACC Ltd.	55,596
6,883	Adani Enterprises Ltd.	192,319
8,289	Adani Green Energy Ltd.*	199,936
12,475	Adani Ports & Special Economic Zone Ltd.	119,134
6,720	Adani Total Gas Ltd.	207,461
6,994	Adani Transmission Ltd.*	183,065
17,967	Ambuja Cements Ltd.	85,450
2,536	Apollo Hospitals Enterprise Ltd.	129,700
89,865	Asian Paints Ltd.	3,278,627
8,684	Aurobindo Pharma Ltd.	59,752
4,163	Avenue Supermarts Ltd., Class A Shares*(a)	213,215
152,202	Axis Bank Ltd.*	1,331,292
17,728	Bajaj Auto Ltd.	882,989
6,979	Bajaj Finance Ltd.	547,257
905	Bajaj Finserv Ltd.	151,866
2,275	Balkrishna Industries Ltd.	69,280
13,938	Bandhan Bank Ltd.(a)	57,879
7,050	Berger Paints India Ltd.	55,898
34,819	Bharat Electronics Ltd.	105,368
6,110	Bharat Forge Ltd.	55,620
166,210	Bharat Petroleum Corp., Ltd.	698,893
55,675	Bharti Airtel Ltd.*	502,507
14,037	Biocon Ltd.*	60,570
2,714	Britannia Industries Ltd.*	127,610
144,823	Cholamandalam Investment & Finance Co., Ltd.	1,253,925
12,999	Cipla Ltd.	166,849
38,514	Coal India Ltd.	95,767
3,227	Colgate-Palmolive India Ltd.	67,476
6,095	Container Corp. Of India Ltd.	51,219

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 13.2% - (continued)
17,377	Dabur India Ltd.	$116,249
115,247	Delhivery Ltd.*	787,517
3,205	Divi’s Laboratories Ltd.	148,371
17,785	DLF Ltd.	79,154
2,884	Dr Reddy’s Laboratories Ltd.	160,984
3,578	Eicher Motors Ltd.	129,801
45,491	GAIL India Ltd.	86,317
9,051	Godrej Consumer Products Ltd.*	89,521
3,584	Godrej Properties Ltd.*	64,538
6,440	Grasim Industries Ltd.	118,291
6,619	Havells India Ltd.	102,756
27,930	HCL Technologies Ltd.	371,336
117,780	HDFC Bank Ltd.	2,086,501
88,377	HDFC Bank Ltd., ADR	5,087,864
24,078	HDFC Life Insurance Co., Ltd.(a)	185,909
22,257	Hero MotoCorp Ltd.	800,495
39,989	Hindalco Industries Ltd.	217,859
18,466	Hindustan Petroleum Corp., Ltd.	54,065
21,021	Hindustan Unilever Ltd.	631,651
43,919	Housing Development Finance Corp., Ltd.	1,303,752
131,323	ICICI Bank Ltd.	1,255,542
258,381	ICICI Bank Ltd., ADR	4,973,834
4,599	ICICI Lombard General Insurance Co., Ltd.(a)	74,976
6,447	ICICI Prudential Life Insurance Co., Ltd.(a)	42,958
49,507	Indian Oil Corp., Ltd.	74,121
4,984	Indian Railway Catering & Tourism Corp., Ltd.	44,424
5,863	Indraprastha Gas Ltd.	28,251
456,176	Indus Towers Ltd.	1,184,694
2,093	Info Edge India Ltd.	112,362
85,864	Infosys Ltd.	1,666,547
2,555	InterGlobe Aviation Ltd.*(a)	59,627
76,832	ITC Ltd.	268,317
20,967	JSW Steel Ltd.	148,623
10,215	Jubilant Foodworks Ltd.	71,442
123,739	Kotak Mahindra Bank Ltd.	2,919,530
1,417	Larsen & Toubro Infotech Ltd.(a)	77,910
18,008	Larsen & Toubro Ltd.	384,858
5,715	Lupin Ltd.	45,574
22,413	Mahindra & Mahindra Ltd.	296,021
12,963	Marico Ltd.	88,424
27,952	Maruti Suzuki India Ltd.	2,842,376
1,803	Mindtree Ltd.	70,902
2,290	Mphasis Ltd.	76,170
50	MRF Ltd.	50,130
3,147	Muthoot Finance Ltd.	46,335
878	Nestle India Ltd.	200,080
114,559	NTPC Ltd.	230,182
55,740	Oberoi Realty Ltd.*	576,686
63,200	Oil & Natural Gas Corp., Ltd.	123,211
152	Page Industries Ltd.	88,795
367,092	Petronet LNG Ltd.	1,073,687
57,000	Phoenix Mills Ltd.	854,735
2,406	PI Industries Ltd.	86,404
3,794	Pidilite Industries Ltd.	108,794
3,548	Piramal Enterprises Ltd.	86,552
76,988	Power Grid Corp. of India Ltd.	229,877
353,159	Reliance Industries Ltd.	11,985,237
35,000	ReNew Energy Global PLC, Class A Shares*	245,000
36,608	Samvardhana Motherson International Ltd.	61,716
5,631	SBI Cards & Payment Services Ltd.	56,618
11,707	SBI Life Insurance Co., Ltd.(a)	175,860

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 13.2% - (continued)
257	Shree Cement Ltd.	$73,087
5,206	Shriram Transport Finance Co., Ltd.	77,883
2,065	Siemens Ltd.	64,721
3,876	SRF Ltd.	123,126
45,738	State Bank of India	275,571
19,767	Sun Pharmaceutical Industries Ltd.	219,268
23,572	Tata Consultancy Services Ltd.	1,023,261
15,654	Tata Consumer Products Ltd.	156,212
795	Tata Elxsi Ltd.*	85,865
43,335	Tata Motors Ltd.*	248,202
38,627	Tata Power Co., Ltd.(The)	115,569
18,471	Tata Steel Ltd.	251,384
15,635	Tech Mahindra Ltd.	237,945
134,560	Titan Co., Ltd.	3,839,791
1,507	Torrent Pharmaceuticals Ltd.	54,632
4,476	Trent Ltd.	64,860
20,209	UltraTech Cement Ltd.	1,569,734
7,945	United Spirits Ltd.*	83,034
145,067	UPL Ltd.	1,457,869
18,794	Vedanta Ltd.	77,751
34,605	Wipro Ltd.	213,378
241,179	Yes Bank Ltd.*(e)	40,441
53,686	Zomato Ltd.*	51,678

	Total India	67,122,095

Indonesia - 2.7%
299,900	Adaro Energy Indonesia Tbk PT	67,230
231,400	Adaro Minerals Indonesia Tbk PT*	35,390
197,700	Aneka Tambang Tbk*	33,719
2,686,800	Astra International Tbk PT	1,353,787
6,320,000	Bank BTPN Syariah Tbk PT	1,321,726
1,425,500	Bank Central Asia Tbk PT	757,276
101,000	Bank Jago Tbk PT*	64,929
3,009,224	Bank Mandiri Persero Tbk PT	1,752,904
200,200	Bank Negara Indonesia Persero Tbk PT	125,892
12,733,724	Bank Rakyat Indonesia Persero Tbk PT	4,039,270
810,800	Barito Pacific Tbk PT	46,421
174,600	Charoen Pokphand Indonesia Tbk PT	64,658
14,300	Gudang Garam Tbk PT	30,890
86,100	Indah Kiat Pulp & Paper Tbk PT	48,714
1,200	Indocement Tunggal Prakarsa Tbk PT	804
69,500	Indofood CBP Sukses Makmur Tbk PT	40,865
143,200	Indofood Sukses Makmur Tbk PT	64,808
492,600	Kalbe Farma Tbk PT	56,582
326,849	Merdeka Copper Gold Tbk PT*	121,994
505,900	Sarana Menara Nusantara Tbk PT	34,688
69,600	Semen Indonesia Persero Tbk PT	34,834
276,800	Sumber Alfaria Trijaya Tbk PT*	34,550
7,499,087	Telkom Indonesia Persero Tbk PT	2,220,987
37,266	Telkom Indonesia Persero Tbk PT, ADR	1,094,130
258,900	Tower Bersama Infrastructure Tbk PT*	52,359
188,500	Unilever Indonesia Tbk PT	61,141
171,000	United Tractors Tbk PT	365,003

	Total Indonesia	13,925,551

Kazakhstan - 0.2%
9,600	Kaspi.KZ JSC, (Restricted, cost - $622,849, acquired 3/23/22), GDR(b)	505,920
12,470	Kaspi.KZ JSC, GDR	659,029
840	Kaspi.KZ JSC, GDR(a)(h)	44,268

	Total Kazakhstan	1,209,217

Kuwait - 0.4%
34,946	Agility Public Warehousing Co., KSC*	131,065
27,619	Boubyan Bank KSCP	73,249

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Kuwait - 0.4% - (continued)
44,000	Humansoft Holding Co. KSC	$446,754
125,100	Kuwait Finance House KSCP	367,363
13,177	Mabanee Co., KPSC	36,069
58,759	Mobile Telecommunications Co., KSCP	120,884
183,071	National Bank of Kuwait SAKP	620,696

	Total Kuwait	1,796,080

Luxembourg - 0.1%
3,985	Reinet Investments SCA	80,865
7,470	Ternium SA, ADR	328,456

	Total Luxembourg	409,321

Malaysia - 0.5%
46,100	AMMB Holdings Bhd*	38,282
59,300	Axiata Group Bhd	43,441
174,207	CIMB Group Holdings Bhd	204,771
120,100	Dialog Group Bhd	66,436
84,300	DiGi.Com Bhd	67,916
1,100	Fraser & Neave Holdings Bhd	4,875
65,800	Genting Bhd	71,319
80,300	Genting Malaysia Bhd	54,937
20,100	HAP Seng Consolidated Bhd	38,088
39,400	Hartalega Holdings Bhd	37,782
15,800	Hong Leong Bank Bhd	76,072
2,900	Hong Leong Financial Group Bhd	13,354
36,300	IHH Healthcare Bhd	55,483
77,400	Inari Amertron Bhd	49,610
56,900	IOI Corp. Bhd	55,852
11,700	Kuala Lumpur Kepong Bhd	68,268
121,509	Malayan Banking Bhd	252,438
25,900	Malaysia Airports Holdings Bhd*	38,844
57,900	Maxis Bhd	50,087
34,300	MISC Bhd	56,150
1,600	Nestle Malaysia Bhd	49,221
59,300	Petronas Chemicals Group Bhd	138,753
8,600	Petronas Dagangan Bhd	44,275
18,400	Petronas Gas Bhd	72,623
12,800	PPB Group Bhd	48,555
75,000	Press Metal Aluminium Holdings Bhd	94,757
372,400	Public Bank Bhd	402,425
31,500	QL Resources Bhd	36,902
54,100	RHB Bank Bhd	75,098
77,200	Sime Darby Bhd	38,569
56,800	Sime Darby Plantation Bhd	65,222
31,400	Telekom Malaysia Bhd	38,412
67,600	Tenaga Nasional Bhd	141,254
123,200	Top Glove Corp. Bhd	39,413
500	Westports Holdings Bhd	394

	Total Malaysia	2,629,878

Mexico - 3.0%
70,338	Alfa SAB de CV, Class A Shares	53,612
46,245	America Movil SAB de CV, Class L Shares, ADR	986,868
706,389	America Movil SAB de CV, Series L	761,316
11,362	Arca Continental SAB de CV	76,689
12,281	Coca-Cola Femsa SAB de CV	73,375
76,190	Fibra Uno Administracion SA de CV, REIT	79,830
51,233	Fomento Economico Mexicano SAB de CV	383,341
5,527	Gruma SAB de CV, Class B Shares	66,252
9,937	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	149,360
5,854	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	128,034
41,220	Grupo Bimbo SAB de CV, Series A	135,182
12,114	Grupo Carso SAB de CV, Series A1	50,543
420,017	Grupo Financiero Banorte SAB de CV, Class O Shares	2,715,419

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.0% - (continued)
60,920	Grupo Financiero Inbursa SAB de CV, Class O Shares*	$125,711
346,868	Grupo México SAB de CV, Series B	1,712,682
65,431	Grupo Televisa SAB	134,654
4,431	Industrias Peñoles SAB de CV	51,511
565,665	Kimberly-Clark de México SAB de CV, Class A Shares	875,240
29,228	Operadora de Sites Mexicanos SA de CV, Class 1 Shares	38,615
573,157	Orbia Advance Corp. SAB de CV	1,542,126
3,707	Promotora y Operadora de Infraestructura SAB de CV	25,439
125,681	Qualitas Controladora SAB de CV	628,413
284,100	Regional SAB de CV	1,684,267
758,414	Wal-Mart de Mexico SAB de CV	2,804,780

	Total Mexico	15,283,259

Netherlands - 0.5%
46,168	Prosus NV*	2,397,596

Peru - 0.6%
7,021	Cia de Minas Buenaventura SAA, ADR	59,959
18,637	Credicorp Ltd.	2,616,262
2,223	Southern Copper Corp.	137,337

	Total Peru	2,813,558

Philippines - 1.0%
43,280	Aboitiz Equity Ventures Inc.	43,733
175,590	AC Energy Corp.	23,879
7,030	Ayala Corp.	93,279
199,760	Ayala Land Inc.	112,489
47,558	Bank of the Philippine Islands	89,545
55,344	BDO Unibank Inc.	140,588
4,366,900	Bloomberry Resorts Corp.*	526,625
54,600	Converge ICT Solutions Inc.*	27,576
620	Globe Telecom Inc.	28,625
2,800	GT Capital Holdings Inc.	26,785
681,360	International Container Terminal Services Inc.	2,806,201
67,856	JG Summit Holdings Inc.	70,391
9,470	Jollibee Foods Corp.	37,775
6,170	Manila Electric Co.	43,834
109,500	Metro Pacific Investments Corp.	7,676
54,636	Metropolitan Bank & Trust Co.	57,205
146,800	Monde Nissin Corp.*(a)	41,353
2,195	PLDT Inc.	79,605
739,970	Robinsons Retail Holdings Inc.	750,265
5,930	SM Investments Corp.	96,906
251,800	SM Prime Holdings Inc.	176,940
22,540	Universal Robina Corp.	46,360

	Total Philippines	5,327,635

Poland - 0.3%
9,581	Allegro.eu SA*(a)	56,154
4,852	Bank Polska Kasa Opieki SA	105,637
1,614	CD Projekt SA*	41,008
6,856	Cyfrowy Polsat SA	36,065
1,155	Dino Polska SA*(a)	80,964
90,600	InPost SA*	622,365
3,754	KGHM Polska Miedz SA	127,984
30	LPP SA	72,282
545	mBank SA*	35,443
9,733	Orange Polska SA*	14,317
25,504	PGE Polska Grupa Energetyczna SA*	60,261
7,368	Polski Koncern Naftowy ORLEN SA	127,325
38,865	Polskie Gornictwo Naftowe i Gazownictwo SA	54,441
23,686	Powszechna Kasa Oszczednosci Bank Polski SA*	176,366
13,963	Powszechny Zaklad Ubezpieczen SA	105,902
938	Santander Bank Polska SA	56,599

	Total Poland	1,773,113

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Portugal - 0.5%
182,639	Galp Energia SGPS SA	$2,389,486

Qatar - 0.4%
58,133	Barwa Real Estate Co.	53,782
54,976	Commercial Bank PSQC	106,265
37,218	Industries Qatar QSC	186,385
123,115	Masraf Al Rayan QSC	158,399
113,710	Mesaieed Petrochemical Holding Co.	84,357
26,290	Ooredoo QPSC	53,269
12,424	Qatar Electricity & Water Co. QSC	57,141
10,432	Qatar Fuel QSC	49,126
72,697	Qatar Gas Transport Co., Ltd.	74,294
16,205	Qatar International Islamic Bank QSC	47,022
41,921	Qatar Islamic Bank SAQ	265,872
113,178	Qatar National Bank QPSC	667,525

	Total Qatar	1,803,437

Romania - 0.0%
12,894	NEPI Rockcastle SA	80,977

Russia - 0.0%
64,081	Alrosa PJSC#(e)(h)	641
502,100	Detsky Mir PJSC, (Restricted, cost - $786,566, acquired 10/15/20)#(a)(b)(h)	5,021
179,000	Fix Price Group Ltd., (Restricted, cost - $1,614,764, acquired 3/5/21), GDR#(b)(h)	1,790
267,363	Gazprom PJSC#(e)(h)	2,674
21,428	Gazprom PJSC(e)(h)	3
885,983	Inter RAO UES PJSC#(e)(h)	8,860
10,171	Lukoil PJSC#(e)(h)	102
8,651	Magnit PJSC, Class Registered Shares, GDR(e)(h)	–
1,550	MMC Norilsk Nickel PJSC#(e)(h)	16
147,728	Mobile TeleSystems PJSC, ADR#(e)(h)	1,477
39,065	Moscow Exchange MICEX-RTS PJSC*#(e)(h)	391
2,213	Novatek PJSC, Class Registered Shares, GDR(e)(h)	22
508	Novolipetsk Steel PJSC(e)(h)	–
37,499	Novolipetsk Steel PJSC#(e)(h)	375
1,593	Ozon Holdings PLC, ADR*(e)(h)	–
2,765	PhosAgro PJSC, Class Registered Shares, GDR#(e)	28
17	PhosAgro PJSC, Class Registered Shares, GDR*#(e)(h)	–
7,431	Polymetal International PLC(e)(h)	1
869	Polyus PJSC#(e)(h)	9
28,885	Rosneft Oil Co. PJSC#(e)(h)	289
891,342	Sberbank of Russia PJSC*#(e)(h)	8,913
5,523	Severstal PAO#(e)(h)	55
157,330	Surgutneftegas PJSC#(e)(h)	1,573
5,031	Tatneft PJSC(e)(h)	1
32,571	Tatneft PJSC#(e)(h)	326
88,972	United Co. RUSAL International PJSC*(e)(h)	14
2,330	VK Co., Ltd., GDR*(e)(h)	–
60,086,472	VTB Bank PJSC#(e)(h)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR(e)	1
25,093	Yandex NV, Class A Shares*(e)(h)	177

	Total Russia	42,613

Saudi Arabia - 2.2%
805	ACWA Power Co.*	33,526
3,528	Advanced Petrochemical Co.	55,016
180,289	Al Rajhi Bank	4,751,202
25,043	Alinma Bank	256,877
6,060	Almarai Co. JSC	88,526
14,805	Arab National Bank	123,536
12,498	Bank AlBilad*	166,573
12,023	Bank Al-Jazira	91,966
14,887	Banque Saudi Fransi	213,437
1,523	Bupa Arabia for Cooperative Insurance Co.	64,053
14,545	Dar Al Arkan Real Estate Development Co.*	47,689
1,919	Dr Sulaiman Al Habib Medical Services Group Co.	109,333
617	Elm Co.*	42,938
11,631	Emaar Economic City*	34,539

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.2% - (continued)
10,578	Etihad Etisalat Co.	$110,602
1,138	Jarir Marketing Co.	49,145
12,541	Mobile Telecommunications Co.*	44,579
1,161	Mouwasat Medical Services Co.	67,440
9,889	National Industrialization Co.*	48,338
6,566	Rabigh Refining & Petrochemical Co.*	47,587
35,268	Riyad Bank	360,516
5,451	SABIC Agri-Nutrients Co.	213,623
8,982	Sahara International Petrochemical Co.	128,308
22,110	Saudi Arabian Mining Co.*	383,618
61,586	Saudi Arabian Oil Co.(a)	687,935
22,751	Saudi Basic Industries Corp.	694,984
21,801	Saudi British Bank	242,307
22,768	Saudi Electricity Co.	147,447
12,132	Saudi Industrial Investment Group	98,589
3,681	Saudi Investment Bank (The)*	21,985
15,381	Saudi Kayan Petrochemical Co.*	71,088
56,213	Saudi National Bank	1,084,751
874	Saudi Research & Media Group*	57,797
755	Saudi Tadawul Group Holding Co.*	46,945
15,488	Saudi Telecom Co.	424,403
5,902	Savola Group	59,165
6,510	Yanbu National Petrochemical Co.	94,404

	Total Saudi Arabia	11,264,767

Singapore - 0.2%
6,800	BOC Aviation Ltd.(a)	56,101
1,271	JOYY Inc., ADR(c)	53,878
10,801	Sea Ltd., ADR*	892,810

	Total Singapore	1,002,789

South Africa - 2.7%
18,445	Absa Group Ltd.	216,378
3,655	African Rainbow Minerals Ltd.	60,879
1,405	Anglo American Platinum Ltd.	153,852
10,772	AngloGold Ashanti Ltd.	184,771
9,447	Aspen Pharmacare Holdings Ltd.	97,506
8,357	Bid Corp., Ltd.	179,001
67,464	Bidvest Group Ltd.	940,724
2,090	Capitec Bank Holdings Ltd.	301,005
6,815	Clicks Group Ltd.	131,882
12,452	Discovery Ltd.*	115,693
7,017	Exxaro Resources Ltd.	99,243
124,887	FirstRand Ltd.	577,380
2,451	Foschini Group Ltd.*	22,194
22,560	Gold Fields Ltd.	212,241
79,517	Growthpoint Properties Ltd., REIT	73,187
12,491	Harmony Gold Mining Co., Ltd.	42,021
21,102	Impala Platinum Holdings Ltd.	288,238
2,089	Kumba Iron Ore Ltd.	78,447
694,473	Life Healthcare Group Holdings Ltd.	816,506
5,962	Mr Price Group Ltd.	78,992
43,515	MTN Group Ltd.	468,969
10,235	MultiChoice Group	87,554
5,633	Naspers Ltd., Class N Shares	617,315
147,782	Nedbank Group Ltd.	2,240,623
8,806	Northam Platinum Holdings Ltd.*	105,662
135,269	Old Mutual Ltd.	110,325
39,875	Pepkor Holdings Ltd.(a)	55,689
13,978	Remgro Ltd.	134,435
230,969	Sanlam Ltd.	996,058
13,934	Sasol Ltd.*	365,669
12,453	Shoprite Holdings Ltd.	171,487

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 2.7% - (continued)
72,515	Sibanye Stillwater Ltd.	$235,041
5,542	SPAR Group Ltd.	54,291
139,173	Standard Bank Group Ltd.	1,589,837
377,173	Transaction Capital Ltd.	1,046,271
93,405	Vodacom Group Ltd.	876,819
26,667	Woolworths Holdings Ltd.	94,829

	Total South Africa	13,921,014

South Korea - 12.8%
804	Alteogen Inc.*	37,157
875	Amorepacific Corp.	114,822
638	AMOREPACIFIC Group	23,587
233	BGF retail Co., Ltd.	34,308
2,208	Celltrion Healthcare Co., Ltd.	109,573
2,585	Celltrion Inc.	333,136
425	Celltrion Pharm Inc.*	27,873
1,194	Cheil Worldwide Inc.	24,946
241	CJ CheilJedang Corp.	76,026
570	CJ Corp.	39,113
365	CJ ENM Co., Ltd.	34,809
135	CJ Logistics Corp.*	14,085
22,200	Coway Co., Ltd.	1,274,415
1,439	DB Insurance Co., Ltd.	75,075
1,233	Doosan Bobcat Inc.	37,595
9,491	Doosan Enerbility Co., Ltd.*	157,693
16,460	Doosan Fuel Cell Co., Ltd.*	514,559
291	Ecopro BM Co., Ltd.	117,740
446	E-MART Inc.	41,493
515	F&F Co., Ltd.	60,237
127	Green Cross Corp.	19,589
1,878	GS Engineering & Construction Corp.	60,010
1,234	GS Holdings Corp.	45,042
7,759	Hana Financial Group Inc.	308,502
1,886	Hankook Tire & Technology Co., Ltd.	54,004
219	Hanmi Pharm Co., Ltd.	54,397
6,259	Hanon Systems	57,525
3,192	Hanwha Solutions Corp.*	99,954
1,100	HD Hyundai Co., Ltd.	55,235
2,792	HLB Inc.*	102,758
6,717	HMM Co., Ltd.(c)	174,735
672	Hotel Shilla Co., Ltd.	42,284
391	HYBE Co., Ltd.*	72,442
1,889	Hyundai Engineering & Construction Co., Ltd.	65,786
434	Hyundai Glovis Co., Ltd.	73,788
242	Hyundai Heavy Industries Co., Ltd.*	23,180
7,521	Hyundai Mobis Co., Ltd.	1,319,513
3,669	Hyundai Motor Co.(c)	561,343
1,832	Hyundai Steel Co.	60,586
481	Iljin Materials Co., Ltd.	34,678
7,644	Industrial Bank of Korea	69,310
7,988	Kakao Corp.	544,620
629	Kakao Games Corp.*	31,526
2,182	KakaoBank Corp.*	71,124
2,405	Kangwon Land Inc.*	54,270
49,471	KB Financial Group Inc.	2,408,970
20,515	Kia Corp.(c)	1,412,117
1,943	Korea Aerospace Industries Ltd.	81,918
6,655	Korea Electric Power Corp.	124,563
955	Korea Investment Holdings Co., Ltd.	54,932
890	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	65,431
250	Korea Zinc Co., Ltd.	119,411
4,494	Korean Air Lines Co., Ltd.*	104,806

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.8% - (continued)
573	Krafton Inc.*	$119,036
20,180	KT Corp.	614,724
14,203	KT&G Corp.	971,591
408	Kumho Petrochemical Co., Ltd.	52,406
621	L&F Co., Ltd.	129,762
11,838	LG Chem Ltd.	5,542,542
2,245	LG Corp.	144,665
5,730	LG Display Co., Ltd.	79,784
2,765	LG Electronics Inc.	232,934
1,738	LG Energy Solution*	618,225
1,505	LG Household & Health Care Ltd.	885,396
336	LG Innotek Co., Ltd.	103,721
4,603	LG Uplus Corp.	51,242
449	Lotte Chemical Corp.	73,734
312	Lotte Shopping Co., Ltd.	25,418
879	Meritz Financial Group Inc.	23,155
1,025	Meritz Fire & Marine Insurance Co., Ltd.*	31,779
8,936	Meritz Securities Co., Ltd.	43,783
9,158	Mirae Asset Securities Co., Ltd.	60,047
17,579	NAVER Corp.	4,039,443
462	NCSoft Corp.	168,580
529	Netmarble Corp.(a)	35,469
3,575	NH Investment & Securities Co., Ltd.*	31,025
640	Orion Corp.	50,071
6,901	Pan Ocean Co., Ltd.	42,138
792	Pearl Abyss Corp.*	40,260
790	POSCO Chemical Co., Ltd.	82,536
1,928	POSCO Holdings Inc.	447,267
256	S-1 Corp.	14,805
454	Samsung Biologics Co., Ltd.*(a)(c)	308,977
2,179	Samsung C&T Corp.	211,714
1,392	Samsung Electro-Mechanics Co., Ltd.	172,490
424,548	Samsung Electronics Co., Ltd.	23,023,280
4,402	Samsung Engineering Co., Ltd.*	86,990
804	Samsung Fire & Marine Insurance Co., Ltd.	128,738
17,935	Samsung Heavy Industries Co., Ltd.*	85,528
1,766	Samsung Life Insurance Co., Ltd.	96,725
5,302	Samsung SDI Co., Ltd.	2,439,828
896	Samsung SDS Co., Ltd.	106,843
1,776	Samsung Securities Co., Ltd.	56,570
1,206	SD Biosensor Inc.	48,396
794	Seegene Inc.	28,149
59,391	Shinhan Financial Group Co., Ltd.(c)	2,055,345
670	SK Biopharmaceuticals Co., Ltd.*	46,669
491	SK Bioscience Co., Ltd.*	53,237
300	SK Chemicals Co., Ltd.	31,057
105,418	SK Hynix Inc.	9,125,646
465	SK IE Technology Co., Ltd.*(a)	46,897
1,089	SK Inc.	216,593
1,267	SK Innovation Co., Ltd.*	218,658
2,405	SK Square Co., Ltd.*	91,512
596	SK Telecom Co., Ltd.	27,358
436	SKC Co., Ltd.	56,280
1,034	S-Oil Corp.	95,065
12,992	Woori Financial Group Inc.	156,133
984	Yuhan Corp.	47,758

	Total South Korea	65,394,565

Taiwan - 13.2%
12,000	Accton Technology Corp.	95,228
72,000	Acer Inc.	71,934
9,777	Advantech Co., Ltd.	121,025

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 13.2% - (continued)
638,498	ASE Technology Holding Co., Ltd.	$2,279,566
46,000	Asia Cement Corp.	70,066
1,000	ASMedia Technology Inc.	46,707
19,000	Asustek Computer Inc.	222,647
206,000	AU Optronics Corp.	126,915
20,000	Catcher Technology Co., Ltd.	112,652
193,738	Cathay Financial Holding Co., Ltd.	370,593
33,392	Chailease Holding Co., Ltd.	257,709
126,015	Chang Hwa Commercial Bank Ltd.	78,565
49,000	Cheng Shin Rubber Industry Co., Ltd.	59,895
43,000	China Airlines Ltd.*	40,111
393,112	China Development Financial Holding Corp.	218,304
292,000	China Steel Corp.	346,589
99,000	Chroma ATE Inc.	564,429
96,000	Chunghwa Telecom Co., Ltd.	416,722
97,000	Compal Electronics Inc.	76,597
476,880	CTBC Financial Holding Co., Ltd.	443,759
317,000	Delta Electronics Inc.	2,619,818
21,000	E Ink Holdings Inc.	145,799
312,477	E.Sun Financial Holding Co., Ltd.	327,959
4,100	Eclat Textile Co., Ltd.	69,795
2,000	eMemory Technology Inc.	104,740
42,000	Eva Airways Corp.*	49,298
64,478	Evergreen Marine Corp. Taiwan Ltd.	310,042
87,000	Far Eastern New Century Corp.	91,262
35,000	Far EasTone Telecommunications Co., Ltd.	95,822
10,920	Feng TAY Enterprise Co., Ltd.	71,122
255,449	First Financial Holding Co., Ltd.	239,905
84,000	Formosa Chemicals & Fibre Corp.	236,658
28,000	Formosa Petrochemical Corp.	93,033
96,000	Formosa Plastics Corp.	346,450
194,336	Fubon Financial Holding Co., Ltd.	427,626
8,000	Giant Manufacturing Co., Ltd.	72,140
221,000	Globalwafers Co., Ltd.	4,725,168
746,660	Hon Hai Precision Industry Co., Ltd.	2,896,040
7,000	Hotai Motor Co., Ltd.	151,796
222,487	Hua Nan Financial Holdings Co., Ltd.	181,664
256,000	Innolux Corp.	122,255
74,000	Inventec Corp.	65,587
2,541	Largan Precision Co., Ltd.	145,656
57,264	Lite-On Technology Corp., ADR	124,241
170,000	MediaTek Inc.	5,261,864
264,000	Mega Financial Holding Co., Ltd.	351,239
17,000	Micro-Star International Co., Ltd.	78,732
1,000	momo.com Inc.	28,648
129,000	Nan Ya Plastics Corp.	378,033
5,000	Nan Ya Printed Circuit Board Corp.	67,282
29,000	Nanya Technology Corp.	66,296
5,000	Nien Made Enterprise Co., Ltd.	54,196
123,000	Novatek Microelectronics Corp.	1,710,464
52,000	Pegatron Corp.	124,287
64,000	Pou Chen Corp.	68,867
55,000	Powerchip Semiconductor Manufacturing Corp.*	109,424
65,569	Poya International Co., Ltd.	646,729
14,539	President Chain Store Corp.	137,708
624,000	Quanta Computer Inc.	1,705,986
11,000	Realtek Semiconductor Corp.	167,817
33,852	Ruentex Development Co., Ltd.	89,571
87,206	Shanghai Commercial & Savings Bank Ltd.	151,325
317,693	Shin Kong Financial Holding Co., Ltd.	101,134
263,846	SinoPac Financial Holdings Co., Ltd.	164,493

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 13.2% - (continued)
35,700	Synnex Technology International Corp.	$86,130
273,068	Taishin Financial Holding Co., Ltd.	168,125
136,980	Taiwan Cement Corp.	200,436
219,267	Taiwan Cooperative Financial Holding Co., Ltd.	211,809
36,000	Taiwan High Speed Rail Corp.	34,284
43,000	Taiwan Mobile Co., Ltd.	159,702
967,507	Taiwan Semiconductor Manufacturing Co., Ltd.	18,534,853
136,318	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,991,105
31,000	Unimicron Technology Corp.	228,185
117,000	Uni-President Enterprises Corp.	271,000
302,000	United Microelectronics Corp.	533,930
23,000	Vanguard International Semiconductor Corp.	84,230
2,000	Voltronic Power Technology Corp.	101,418
49,000	Walsin Lihwa Corp.*	79,440
16,200	Wan Hai Lines Ltd.	87,156
8,000	Win Semiconductors Corp.	61,566
80,000	Winbond Electronics Corp.	80,499
54,000	Wiwynn Corp.	1,711,132
43,760	WPG Holdings Ltd.	79,359
12,188	Yageo Corp.	169,008
42,000	Yang Ming Marine Transport Corp.*	178,925
250,960	Yuanta Financial Holding Co., Ltd.	209,644
21,000	Zhen Ding Technology Holding Ltd.	87,060

	Total Taiwan	67,546,980

Thailand - 0.9%
31,100	Advanced Info Service PCL, NVDR	196,619
103,900	Airports of Thailand PCL, NVDR*	211,535
185,700	Asset World Corp. PCL, NVDR	27,557
20,800	B Grimm Power PCL, NVDR	20,899
51,800	Bangkok Commercial Asset Mangement PCL, NVDR	28,238
225,600	Bangkok Dusit Medical Services PCL, NVDR	169,339
212,000	Bangkok Expressway & Metro PCL, NVDR	56,608
34,400	Berli Jucker PCL, NVDR	36,327
191,400	BTS Group Holdings PCL, NVDR	49,703
14,000	Bumrungrad Hospital PCL, NVDR	71,162
6,000	Carabao Group PCL,NVDR	19,305
51,000	Central Pattana PCL, NVDR	95,438
33,616	Central Retail Corp. PCL, NVDR	37,163
86,300	Charoen Pokphand Foods PCL, NVDR	65,285
144,800	CP ALL PCL, NVDR	279,429
8,800	Delta Electronics Thailand PCL, NVDR	88,774
4,600	Electricity Generating PCL, NVDR	24,125
36,400	Energy Absolute PCL, NVDR	95,114
17,400	Global Power Synergy PCL, NVDR	33,822
80,100	Gulf Energy Development PCL, NVDR	113,256
137,900	Home Product Center PCL, NVDR	59,806
50,400	Indorama Ventures PCL, NVDR	72,281
29,350	Intouch Holdings PCL, NVDR	61,176
13,300	JMT Network Services PCL, NVDR*	30,042
186,500	Kasikornbank PCL	798,164
125,300	Krung Thai Bank PCL, NVDR	55,230
22,200	Krungthai Card PCL, NVDR	39,642
296,000	Land and Houses PCL, NVDR	77,223
87,100	Minor International PCL, NVDR*	88,745
19,800	Muangthai Capital PCL, NVDR	28,328
22,800	Osotspa PCL, NVDR	23,097
36,500	PTT Exploration & Production PCL, NVDR	179,180
55,700	PTT Global Chemical PCL, NVDR	78,349
89,100	PTT Oil & Retail Business PCL, NVDR	72,004
256,200	PTT PCL, NVDR	285,213
21,400	Ratch Group PCL, NVDR	26,032

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 0.9% - (continued)
20,000	SCB X PCL	$65,870
36,500	SCG Packaging PCL, NVDR	60,387
58,600	Siam Cement PCL, Class Registered Shares	635,360
19,900	Siam Cement PCL, NVDR	215,594
20,800	Srisawad Corp. PCL, NVDR	33,656
24,300	Thai Oil PCL, NVDR	40,988
90,700	Thai Union Group PCL, NVDR	45,475
336,600	True Corp. PCL, NVDR	43,174

	Total Thailand	4,834,714

Turkey - 0.4%
123,590	Agesa Hayat ve Emeklilik AS	149,841
61,436	Akbank TAS	31,228
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	26,607
11,261	BIM Birlesik Magazalar AS	56,514
28,391	Eregli Demir ve Celik Fabrikalari TAS	59,027
601	Ford Otomotiv Sanayi AS	11,311
17,755	Haci Ömer Sabanci Holding AS	22,965
19,457	KOC Holding AS	48,463
411,440	MLP Saglik Hizmetleri AS, (Restricted, cost - $828,538, acquired 4/15/20), Class B Shares*(a)(b)	881,380
558,820	Sok Marketler Ticaret AS	455,244
73,020	Tofas Turk Otomobil Fabrikasi AS	336,535
9,941	Turk Hava Yollari AO*	30,236
25,061	Turkcell Iletisim Hizmetleri AS	29,507
18,380	Turkiye Is Bankasi AS, Class C Shares	12,118
3,542	Turkiye Petrol Rafinerileri AS*	58,533
36,548	Turkiye Sise ve Cam Fabrikalari AS	46,614

	Total Turkey	2,256,123

United Arab Emirates - 0.5%
65,895	Abu Dhabi Commercial Bank PJSC	179,337
41,885	Abu Dhabi Islamic Bank PJSC	95,052
64,799	Abu Dhabi National Oil Co. for Distribution PJSC	73,911
105,983	Aldar Properties PJSC	152,661
68,441	Dubai Islamic Bank PJSC	110,829
111,729	Emaar Properties PJSC	173,562
66,191	Emirates NBD Bank PJSC	236,865
88,124	Emirates Telecommunications Group Co. PJSC	727,973
113,094	First Abu Dhabi Bank PJSC	661,416

	Total United Arab Emirates	2,411,606

United Kingdom - 0.7%
20,086	Anglo American PLC	983,354
618,959	Helios Towers PLC*	887,679
29,777	Mondi PLC	579,451
28,266	Unilever PLC	1,361,391

	Total United Kingdom	3,811,875

United States - 0.5%
1,174	BeiGene Ltd., ADR*	161,096
6,689	EPAM Systems Inc.*	2,264,360
1,272	Legend Biotech Corp., ADR*	53,793
2,000	Parade Technologies Ltd.	102,666

	Total United States	2,581,915

Uruguay - 0.2%
6,025	Globant SA*	1,141,798

	TOTAL COMMON STOCKS (Cost - $461,378,440)	487,244,877

PREFERRED STOCKS - 1.6%
Brazil - 0.8%
131,940	Banco Bradesco SA, Class Preferred Shares	569,108
3,867	Braskem SA, Class Preferred A Shares	36,208
7,258	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	63,575
30,344	Cia Energetica de Minas Gerais, Class Preferred Shares	74,381
29,670	Gerdau SA, Class Preferred Shares	182,103

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Brazil - 0.8% - (continued)
123,997		Itau Unibanco Holding SA, Class Preferred Shares	$682,516
117,545		Itausa SA, Class Preferred Shares	237,185
121,071		Petroleo Brasileiro SA, Class Preferred Shares	765,761
787,000		Raizen SA, Class Preferred Shares	1,015,078
13,217		Telefonica Brasil SA, Class Preferred Shares	141,969

		Total Brazil	3,767,884

Chile - 0.1%
3,617		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	386,279

Colombia - 0.0%
12,434		Bancolombia SA, Class Preferred Shares	139,511

Mexico - 0.0%
404,060		Cemex SAB de CV, Class Preferred Shares*	192,177

Russia - 0.0%
83,580		Surgutneftegas PJSC, Class Preferred Shares#(e)(h)	836
125,636		Surgutneftegas PJSC, Class Preferred Shares(e)(h)	20

		Total Russia	856

South Korea - 0.7%
715		Hyundai Motor Co., Class Preferred 2nd Shares	52,996
565		Hyundai Motor Co., Class Preferred Shares	42,276
283		LG Chem Ltd., Class Preferred Shares	66,260
55		LG Household & Health Care Ltd., Class Preferred Shares	17,816
72,464		Samsung Electronics Co., Ltd., Class Preferred Shares	3,533,697

		Total South Korea	3,713,045

		TOTAL PREFERRED STOCKS (Cost - $7,870,455)	8,199,752

RIGHTS - 0.0%
South Korea - 0.0%
13		Ecopro BM Co., Ltd.*(e)	1,617

Thailand - 0.0%
10,700		Ratch Group PCL, NVDR*(h)	13,020

		TOTAL RIGHTS (Cost - $0)	14,637

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $469,248,895)	495,459,266

Face Amount†
SHORT-TERM INVESTMENTS (f) - 3.0%
MONEY MARKET FUND - 0.3%
$ 1,577,266		Invesco STIT - Government & Agency Portfolio, 0.665%, Institutional Class(g)
		(Cost - $1,577,266)	1,577,266

TIME DEPOSITS - 2.7%
3,130,886		Barclays Bank PLC - London, 0.400% due 6/1/22	3,130,886
		BBH - Grand Cayman:
2	SGD	0.120% due 6/1/22	1
50	ZAR	5.700% due 6/1/22	3
		BNP Paribas - Paris:
8,985		0.400% due 6/1/22	8,985
9	GBP	0.420% due 6/1/22	11
48,633	EUR	Citibank - London, (0.780)% due 6/1/22	52,212
501,585	HKD	HSBC Bank - Hong Kong, 0.000% due 6/1/22	63,919
237,877	ZAR	ING Bank - Amsterdam, 5.700% due 6/1/22	15,204
930,312		Royal Bank of Canada - Toronto, 0.400% due 6/1/22	930,312
2,582,239		Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	2,582,239
7,172,550		Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	7,172,550

		TOTAL TIME DEPOSITS (Cost - $13,956,322)	13,956,322

		TOTAL SHORT-TERM INVESTMENTS (Cost - $15,533,588)	15,533,588

		TOTAL INVESTMENTS - 100.1% (Cost - $484,782,483)	510,992,854

		Liabilities in Excess of Other Assets - (0.1)%	(651,049)

		TOTAL NET ASSETS - 100.0%	$510,341,805

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $22,822,729 and represents 4.5% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2022, amounts to $12,147,858 and represents 2.4% of net assets.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Security trades on the Hong Kong exchange.
(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(g)	Represents investments of collateral received from securities lending transactions.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2022, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 484,782,483	$102,606,524	$(76,399,530)	$26,206,994

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	11.7%
Technology Hardware, Storage & Peripherals	6.5
Electronic Equipment, Instruments & Components	2.4
Other	2.2
Financials
Banks	16.5
Insurance	3.4
Consumer Finance	0.9
Other	1.4
Consumer Discretionary	12.6
Communication Services	8.4
Materials	7.7
Industrials	6.5
Energy	6.0
Consumer Staples	4.4
Health Care	3.8
Real Estate	1.6
Utilities	1.3
Short-Term Investments	2.7

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2022, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index June Futures	26	6/22	$1,385,667	$1,382,290	$(3,377)

At May 31, 2022, Emerging Markets Equity Fund had deposited cash of $82,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0%
Aerospace/Defense - 0.9%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
$ 205,000	BBB	3.800% due 10/7/24(a)	$204,757
1,195,000	BBB	3.850% due 12/15/25(a)	1,184,485
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	510,798
990,000	BBB-	4.875% due 5/1/25	1,001,012
210,000	BBB-	2.196% due 2/4/26	192,906
50,000	BBB-	3.100% due 5/1/26	47,691
70,000	BBB-	2.700% due 2/1/27	64,537
480,000	BBB-	2.800% due 3/1/27	439,923
260,000	BBB-	3.200% due 3/1/29	232,526
250,000	BBB-	5.150% due 5/1/30	248,807
440,000	BBB-	3.250% due 2/1/35	349,958
40,000	BBB-	3.550% due 3/1/38	31,069
240,000	BBB-	5.705% due 5/1/40	234,573
140,000	BBB-	3.750% due 2/1/50	104,054
490,000	BBB-	5.805% due 5/1/50	480,058
70,000	BBB-	5.930% due 5/1/60	68,727
		General Dynamics Corp., Company Guaranteed Notes:
121,000	A-	3.500% due 4/1/27	120,879
607,000	A-	3.750% due 5/15/28	608,762
10,000	A-	4.250% due 4/1/40	9,878
60,000	A-	4.250% due 4/1/50	59,940
141,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	140,491
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	485,650
934,000	BBB	4.400% due 6/15/28	938,520
30,000	BBB	5.054% due 4/27/45	30,643
		Lockheed Martin Corp., Senior Unsecured Notes:
84,000	A-	3.550% due 1/15/26	85,331
90,000	A-	3.900% due 6/15/32	90,899
40,000	A-	4.500% due 5/15/36	41,385
60,000	A-	4.070% due 12/15/42	58,841
246,000	A-	3.800% due 3/1/45	228,425
171,000	A-	4.090% due 9/15/52	168,382
500,000	A-	4.150% due 6/15/53	493,398
		Northrop Grumman Corp., Senior Unsecured Notes:
160,000	BBB+	2.930% due 1/15/25	158,979
340,000	BBB+	3.250% due 1/15/28	330,126
29,000	BBB+	4.750% due 6/1/43	29,276
194,000	BBB+	4.030% due 10/15/47	182,161
403,000	BBB+	5.250% due 5/1/50	442,935
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	45,861
24,000	A-	7.000% due 11/1/28	27,734
55,000	A-	4.200% due 12/15/44	49,633
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	69,914
120,000	A-	3.950% due 8/16/25	122,345
776,000	A-	4.125% due 11/16/28	786,233

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Aerospace/Defense - 0.9% - (continued)
$ 140,000	A-	2.250% due 7/1/30	$123,786
110,000	A-	2.375% due 3/15/32	96,077
160,000	A-	4.500% due 6/1/42	160,029
387,000	A-	3.750% due 11/1/46	344,799
484,000	A-	2.820% due 9/1/51	364,647
80,000	A-	3.030% due 3/15/52	62,785

		Total Aerospace/Defense	12,354,625

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	38,416
130,000	BBB	4.400% due 2/14/26	132,000
600,000	BBB	2.450% due 2/4/32	485,148
807,000	BBB	5.800% due 2/14/39	795,123
80,000	BBB	3.875% due 9/16/46	59,160
300,000	BBB	5.950% due 2/14/49	287,805
82,000	BBB	6.200% due 2/14/59	80,685
		BAT Capital Corp., Company Guaranteed Notes:
332,000	BBB+	3.215% due 9/6/26	315,418
500,000	BBB+	3.557% due 8/15/27	471,801
1,280,000	BBB+	4.540% due 8/15/47	1,012,567
150,000	BBB+	3.984% due 9/25/50	108,108
735,000	BBB+	5.650% due 3/16/52	670,659
70,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(a)	69,622
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	147,818
		Imperial Brands Finance PLC, Company Guaranteed Notes:
205,000	BBB	3.500% due 2/11/23(a)	204,545
400,000	BBB	3.125% due 7/26/24(a)	391,810
205,000	BBB	3.500% due 7/26/26(a)	196,250
		Philip Morris International Inc., Senior Unsecured Notes:
110,000	A	2.500% due 11/2/22	110,179
100,000	A	1.125% due 5/1/23	98,701
100,000	A	2.100% due 5/1/30	84,420
60,000	A	4.500% due 3/20/42	53,716
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	881,169

		Total Agriculture	6,695,120

Airlines - 0.3%
45,965	A2(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	43,091
36,505	A-	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	34,620
295,250	A-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	278,601
42,812	A-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	39,390
86,627	A	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	78,721
36,360	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	34,098
104,490	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	101,490
69,873	B	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	68,303
55,000	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	51,837
602	B	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	554
43,178	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	41,095
		Delta Air Lines Inc.:
970,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(a)	1,038,616
		Senior Unsecured Notes:
50,000	B+	3.800% due 4/19/23	50,515
200,000	B+	2.900% due 10/28/24	194,250
210,000	B+	7.375% due 1/15/26	226,752

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Airlines - 0.3% - (continued)
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
$ 230,000	Baa1(b)	4.500% due 10/20/25(a)	$230,007
120,000	Baa1(b)	4.750% due 10/20/28(a)	119,970
20,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	19,748
170,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	172,774
95,743	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	100,442
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
30,831	A+	3.450% due 12/1/27	29,220
3,813	A2(b)	3.100% due 7/7/28	3,543
40,392	A3(b)	2.875% due 10/7/28	36,916
16,678	A2(b)	3.500% due 3/1/30	15,355
51,762	A2(b)	4.150% due 8/25/31	49,631
77,354	A2(b)	2.700% due 5/1/32	67,546
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
35,570	BB+	4.625% due 9/3/22	35,642
3,688	Ba1(b)	3.650% due 10/7/25	3,393
74,437	Baa3(b)	3.500% due 5/1/28	67,522
		United AirLines Inc., Senior Secured Notes:
130,000	BB-	4.375% due 4/15/26(a)	126,018
810,000	BB-	4.625% due 4/15/29(a)	762,453

		Total Airlines	4,122,113

Apparel - 0.1%
233,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	230,902
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	39,321
70,000	AA-	2.750% due 3/27/27	68,668
140,000	AA-	2.850% due 3/27/30	132,111
100,000	AA-	3.250% due 3/27/40	88,732
220,000	AA-	3.375% due 3/27/50	193,802

		Total Apparel	753,536

Auto Manufacturers - 0.5%
36,000	A	BMW US Capital LLC, Company Guaranteed Notes, 2.550% due 4/1/31(a)	31,856
		Ford Motor Co., Senior Unsecured Notes:
270,000	BB+	3.250% due 2/12/32	226,998
30,000	BB+	4.750% due 1/15/43	24,834
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,250,000	BB+	2.366% (3-Month USD-LIBOR + 1.080%) due 8/3/22(c)	1,247,601
500,000	BB+	4.950% due 5/28/27	498,281
460,000	BB+	2.900% due 2/16/28	401,290
220,000	BB+	2.900% due 2/10/29	188,735
200,000	BB+	5.113% due 5/3/29	195,212
200,000	BB+	4.000% due 11/13/30	180,075
		General Motors Co., Senior Unsecured Notes:
70,000	BBB	5.400% due 10/2/23	72,007
290,000	BBB	6.125% due 10/1/25	307,805
250,000	BBB	6.250% due 10/2/43	256,153
455,000	BBB	5.200% due 4/1/45	412,240
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
64,000	BBB	4.000% due 1/15/25	64,228
100,000	BBB	4.350% due 1/17/27	98,557
646,000	BBB	Senior Unsecured Notes, 2.750% due 6/20/25	622,642
412,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.375% due 2/10/23(a)	409,339

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Auto Manufacturers - 0.5% - (continued)
		Hyundai Capital Services Inc., Senior Unsecured Notes:
$ 200,000	BBB+	3.000% due 8/29/22(a)	$200,021
200,000	BBB+	3.750% due 3/5/23(a)	201,277
54,000	BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 2.750% due 3/9/28(a)	47,072
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(a)	248,539
600,000	BBB-	3.522% due 9/17/25(a)	580,564
300,000	BBB-	4.345% due 9/17/27(a)	286,999
245,000	BBB-	4.810% due 9/17/30(a)	230,211
3,000	A+	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.450% due 9/20/23	3,036

		Total Auto Manufacturers	7,035,572

Banks - 9.4%
450,000	BBB	ABN AMRO Bank NV, Senior Unsecured Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(c)	394,534
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	201,502
200,000	A+	2.706% due 6/27/24	196,990
600,000	A-	2.746% due 5/28/25	578,069
		Bank of America Corp.:
		Senior Unsecured Notes:
855,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	855,015
490,000	A-	4.125% due 1/22/24	499,449
1,132,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	1,136,965
280,000	A-	4.000% due 4/1/24	285,717
170,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(c)	171,055
3,166,000	A-	2.015% (3-Month USD-LIBOR + 0.640%) due 2/13/26(c)	3,012,494
746,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(c)	735,447
210,000	A-	3.500% due 4/19/26	208,725
2,272,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(c)	2,103,125
213,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(c)	194,300
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(c)	678,488
665,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(c)	606,540
802,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	789,974
835,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(c)	782,045
130,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(c)	131,101
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	48,534
435,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	416,811
934,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	915,674
3,375,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(c)	2,978,450
1,302,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	1,294,663
875,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	853,843
488,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	442,405
268,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(c)	235,019
1,508,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	1,325,200
172,000	A-	1.898% (SOFR + 1.530%) due 7/23/31(c)	143,487
646,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(c)	534,789
825,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(c)	722,377
395,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(c)	331,925
1,309,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(c)	1,125,327
1,464,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(c)	1,299,897
1,408,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(c)	1,427,374
240,000	A-	5.000% due 1/21/44	247,842
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	680,864
310,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	286,311

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Banks - 9.4% - (continued)
		Subordinated Notes:
$ 600,000	BBB+	4.200% due 8/26/24	$611,027
1,040,000	BBB+	4.000% due 1/22/25	1,048,287
30,000	BBB+	7.250% due 10/15/25	32,844
80,000	BBB+	4.450% due 3/3/26	81,067
20,000	BBB+	4.250% due 10/22/26	20,240
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	286,323
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	47,781
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	85,855
74,000	A	3.250% due 5/16/27	73,060
24,000	A	3.400% due 1/29/28	23,665
		Bank of Nova Scotia (The):
170,000	A-	Senior Unsecured Notes, 1.300% due 6/11/25	158,925
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(c)	170,628
		Barclays PLC:
620,000	BBB	Senior Unsecured Notes, 4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	627,275
		Subordinated Notes:
200,000	BB+	5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	196,421
213,000	BB+	3.811% (1-Year CMT Index + 1.700%) due 3/10/42(c)	168,157
		BNP Paribas SA:
		Senior Unsecured Notes:
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	476,082
490,000	A-	2.819% (3-Month USD-LIBOR + 1.111%) due 11/19/25(a)(c)	474,618
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	206,977
372,000	A-	2.591% (SOFR + 1.228%) due 1/20/28(a)(c)	341,914
750,000	A-	4.400% due 8/14/28(a)	741,664
200,000	A-	2.871% (SOFR + 1.387%) due 4/19/32(a)(c)	171,881
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	190,778
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	216,216
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	177,720
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(c)	117,262
200,000	BBB+	3.070% (SOFR + 1.280%) due 2/24/28(c)	190,547
70,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(c)	71,151
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	96,993
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	207,967
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	60,934
520,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(c)	445,435
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(c)	135,412
2,735,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(c)	2,423,732
250,000	BBB+	3.785% (SOFR + 1.939%) due 3/17/33(c)	235,522
905,000	BBB+	4.910% (SOFR + 2.086%) due 5/24/33(c)	931,907
314,000	BBB+	8.125% due 7/15/39	436,784
196,000	BBB+	4.650% due 7/30/45	192,277
70,000	BBB+	4.650% due 7/23/48	70,222
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	900,888
250,000	BBB	5.500% due 9/13/25	262,003
890,000	BBB	4.300% due 11/20/26	894,687
30,000	BBB	6.625% due 6/15/32	34,178

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Banks - 9.4% - (continued)
$ 100,000	BBB	6.675% due 9/13/43	$119,746
286,000	BBB	5.300% due 5/6/44	294,721
30,000	BBB	4.750% due 5/18/46	28,781
142,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	135,360
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	53,313
		Cooperatieve Rabobank UA:
990,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	995,940
270,000	A-	Senior Unsecured Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(c)	254,535
500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	466,954
		Credit Suisse AG, Senior Unsecured Notes:
250,000	A	2.950% due 4/9/25	243,895
275,000	A	1.250% due 8/7/26	244,887
		Credit Suisse Group AG, Senior Unsecured Notes:
340,000	BBB	2.593% (SOFR + 1.560%) due 9/11/25(a)(c)	325,664
320,000	BBB	4.550% due 4/17/26	320,099
835,000	BBB	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	774,113
900,000	BBB	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	790,209
65,000	BBB	4.282% due 1/9/28(a)	62,650
250,000	BBB	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	232,074
1,510,000	BBB	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,275,346
		Danske Bank AS, Senior Unsecured Notes:
200,000	BBB+	3.875% due 9/12/23(a)	200,982
1,220,000	BBB+	5.375% due 1/12/24(a)	1,247,715
240,000	BBB+	3.244% (3-Month USD-LIBOR + 1.591%) due 12/20/25(a)(c)	233,146
315,000	A+	1.549% (1-Year CMT Index + 0.730%) due 9/10/27(a)(c)	280,733
260,000	BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(c)	252,710
		Deutsche Bank AG, Senior Unsecured Notes:
474,000	BBB-	1.447% (SOFR + 1.131%) due 4/1/25(c)	450,229
38,000	BBB-	4.100% due 1/13/26	37,868
695,000	A-	1.686% due 3/19/26	638,052
188,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(c)	171,666
645,000	A	DNB Bank ASA, Senior Unsecured Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(a)(c)	589,391
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	8,085
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
565,000	BBB+	3.200% due 2/23/23	567,631
1,120,000	BBB+	1.217% due 12/6/23	1,094,982
265,000	BBB+	0.657% (SOFR + 0.505%) due 9/10/24(c)	255,845
640,000	BBB+	0.925% (SOFR + 0.486%) due 10/21/24(c)	618,483
57,000	BBB+	1.757% (SOFR + 0.730%) due 1/24/25(c)	55,371
263,000	BBB+	3.500% due 4/1/25	263,381
437,000	BBB+	3.750% due 5/22/25	439,784
145,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	143,642
163,000	BBB+	0.855% (SOFR + 0.609%) due 2/12/26(c)	150,235
150,000	BBB+	2.581% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	150,258
150,000	BBB+	3.500% due 11/16/26	148,240
220,000	BBB+	1.093% (SOFR + 0.789%) due 12/9/26(c)	199,312
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(c)	620,632
1,240,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(c)	1,114,696
2,897,000	BBB+	2.640% (SOFR + 1.114%) due 2/24/28(c)	2,704,842
1,044,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(c)	1,017,421
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	603,798
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	1,322,399

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Banks - 9.4% - (continued)
$ 295,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(c)	$242,931
1,882,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(c)	1,625,793
1,900,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(c)	1,632,177
2,233,000	BBB+	3.102% (SOFR + 1.410%) due 2/24/33(c)	1,991,627
210,000	BBB+	6.250% due 2/1/41	248,295
30,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(c)	24,549
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(c)	54,523
100,000	BBB+	4.750% due 10/21/45	99,898
		Subordinated Notes:
600,000	BBB	4.250% due 10/21/25	608,603
460,000	BBB	6.750% due 10/1/37	543,554
290,000	BBB	5.150% due 5/22/45	299,340
		HSBC Holdings PLC:
		Senior Unsecured Notes:
105,000	A-	4.292% (3-Month USD-LIBOR + 1.348%) due 9/12/26(c)	104,721
510,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(c)	456,798
1,488,000	A-	2.251% (SOFR + 1.100%) due 11/22/27(c)	1,353,334
380,000	A-	4.755% (SOFR + 2.110%) due 6/9/28	379,994
438,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	433,973
2,070,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(c)	1,795,459
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	399,971
605,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(c)	515,921
230,000	A-	2.871% (SOFR + 1.410%) due 11/22/32(c)	196,305
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(c)	211,262
190,000	BBB	6.500% due 9/15/37	212,240
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	200,221
200,000	BBB	3.375% due 1/12/23(a)	199,804
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	199,015
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,650,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(c)	1,655,940
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	453,654
430,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	434,623
435,000	A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(c)	411,865
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(c)	1,025,331
1,531,000	A-	2.595% (SOFR + 0.915%) due 2/24/26(c)	1,482,878
972,000	A-	2.005% (3-Month Term SOFR + 1.585%) due 3/13/26(c)	925,179
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	266,435
644,000	A-	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(c)	643,906
2,037,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(c)	1,867,664
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(c)	324,707
2,955,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	2,915,613
798,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(c)	727,126
846,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(c)	833,958
40,000	A-	2.069% (SOFR + 1.015%) due 6/1/29(c)	35,416
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	478,773
697,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	702,751
717,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(c)	691,985
194,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(c)	175,745
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	132,349

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Banks - 9.4% - (continued)
$ 2,330,000	A-	2.580% (SOFR + 1.250%) due 4/22/32(c)	$2,032,196
315,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(c)	272,156
489,000	A-	2.963% (SOFR + 1.260%) due 1/25/33(c)	438,041
200,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	182,261
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	39,103
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	273,997
210,000	BBB+	4.250% due 10/1/27	211,319
490,000	BBB+	4.950% due 6/1/45	501,215
189,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.250% due 4/6/27	173,914
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
2,160,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	2,158,313
400,000	BBB+	3.900% due 3/12/24	402,465
273,000	BBB+	3.750% due 1/11/27	267,929
350,000	BBB+	1.627% (1-Year CMT Index + 0.850%) due 5/11/27(c)	316,077
468,000	BBB+	4.375% due 3/22/28	466,756
200,000	BBB+	4.550% due 8/16/28	201,197
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	246,419
		Macquarie Group Ltd., Senior Unsecured Notes:
540,000	BBB+	1.201% (SOFR + 0.694%) due 10/14/25(a)(c)	504,748
540,000	BBB+	1.340% (SOFR + 1.069%) due 1/12/27(a)(c)	483,611
600,000	BBB+	4.442% (SOFR + 2.405%) due 6/21/33(a)(c)	569,880
		Mizuho Financial Group Inc., Senior Unsecured Notes:
738,000	A-	2.839% (SOFR + 1.242%) due 7/16/25(c)	724,156
536,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(c)	509,651
200,000	A-	2.201% (SOFR + 1.772%) due 7/10/31(c)	167,522
745,000	A-	1.979% (SOFR + 1.532%) due 9/8/31(c)	607,584
200,000	A-	2.260% (1-Year CMT Index + 0.900%) due 7/9/32(c)	164,520
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	238,234
		NatWest Group PLC, Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	201,971
990,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	992,882
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	406,198
33,000	A+	Northern Trust Corp., Senior Unsecured Notes, 3.150% due 5/3/29	31,526
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	258,150
160,000	A	1.150% due 6/10/25	149,472
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	30,364
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	182,759
760,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(c)	719,965
666,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	608,981
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(c)	1,288,557
500,000	BBB	3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(c)	477,461
535,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	545,205
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
96,000	A-	3.544% due 1/17/28	93,113
200,000	A-	3.040% due 7/16/29	183,077
200,000	A-	2.750% due 1/15/30	178,006
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	197,080
96,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	96,120
		Toronto-Dominion Bank (The), Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Banks - 9.4% - (continued)
$ 310,000	A	0.750% due 6/12/23	$304,565
150,000	A	1.150% due 6/12/25	140,187
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,093,944
200,000	A-	Senior Unsecured Notes, 2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	200,009
		US Bancorp:
350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	332,194
56,000	A	Subordinated Notes, 3.100% due 4/27/26	55,043
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	49,875
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	273,779
331,000	BBB+	3.908% (SOFR + 1.320%) due 4/25/26(c)	331,710
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	285,598
260,000	BBB+	3.000% due 10/23/26	251,132
145,000	BBB+	3.526% (SOFR + 1.510%) due 3/24/28(c)	141,117
3,028,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	2,955,535
916,000	BBB+	4.150% due 1/24/29	913,185
650,000	BBB+	2.879% (SOFR + 1.432%) due 10/30/30(c)	593,564
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(c)	101,106
1,870,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(c)	1,728,177
2,300,000	BBB+	5.013% (SOFR + 4.502%) due 4/4/51(c)	2,402,960
150,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(c)	147,677
		Subordinated Notes:
169,000	BBB	4.480% due 1/16/24	173,105
230,000	BBB	5.375% due 11/2/43	240,912
110,000	BBB	5.606% due 1/15/44	117,820
280,000	BBB	4.650% due 11/4/44	266,586
450,000	BBB	4.900% due 11/17/45	442,788
40,000	BBB	4.400% due 6/14/46	37,621
160,000	BBB	4.750% due 12/7/46	156,169

		Total Banks	128,156,164

Beverages - 0.5%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	340,884
1,202,000	BBB+	4.700% due 2/1/36	1,212,486
1,390,000	BBB+	4.900% due 2/1/46	1,403,084
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	BBB+	4.000% due 4/13/28	141,381
226,000	BBB+	4.750% due 1/23/29	235,469
260,000	BBB+	3.500% due 6/1/30	250,857
160,000	BBB+	4.350% due 6/1/40	151,506
44,000	BBB+	4.600% due 4/15/48	42,061
270,000	BBB+	5.550% due 1/23/49	297,272
270,000	BBB+	4.500% due 6/1/50	260,136
2,000	BBB+	4.750% due 4/15/58	1,932
650,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 4.450% due 5/15/25(a)	655,258
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	110,836
160,000	A+	1.450% due 6/1/27	147,340
10,000	A+	2.500% due 6/1/40	8,115
60,000	A+	2.600% due 6/1/50	46,260
		Constellation Brands Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Beverages - 0.5% - (continued)
$ 100,000	BBB	3.600% due 5/9/24	$100,883
130,000	BBB	4.350% due 5/9/27	131,473
455,000	BBB	4.750% due 5/9/32	461,973
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	177,755
20,000	A+	2.625% due 3/19/27	19,461
150,000	A+	1.625% due 5/1/30	130,091
60,000	A+	2.875% due 10/15/49	49,873
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	341,579

		Total Beverages	6,717,965

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
70,000	A-	3.625% due 5/22/24	70,857
145,000	A-	3.350% due 2/22/32	136,748
92,000	A-	2.800% due 8/15/41	71,131
122,000	A-	4.400% due 5/1/45	115,737
33,000	A-	4.663% due 6/15/51	32,848
600,000	A-	3.000% due 1/15/52	448,310
741,000	A-	4.200% due 2/22/52	682,639
177,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	128,645
65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	66,106
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	161,832
60,000	BBB+	3.650% due 3/1/26	60,214
64,000	BBB+	2.600% due 10/1/40	48,661
218,000	BBB+	4.800% due 4/1/44	217,932
130,000	BBB+	4.750% due 3/1/46	130,283

		Total Biotechnology	2,371,943

Building Materials - 0.0%
30,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	26,735

Chemicals - 0.2%
80,000	A	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.800% due 5/15/50	61,732
58,000	BBB	Dow Chemical Co., Senior Unsecured Notes, 5.550% due 11/30/48	63,139
479,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	492,223
4,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	4,015
69,000	A-	Ecolab Inc., Senior Unsecured Notes, 2.750% due 8/18/55	50,736
400,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	398,318
841,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 2.300% due 11/1/30(a)	715,452
87,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	76,171
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	24,770
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(a)	201,339
200,000	BB+	3.750% due 6/23/31(a)	166,546
200,000	BB+	5.125% due 6/23/51(a)	149,467
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	242,679
260,000	BBB-	2.875% due 5/11/31(a)	214,506
34,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.500% due 6/1/47	32,391
84,000	BBB	Westlake Corp., Senior Unsecured Notes, 3.375% due 8/15/61	60,681

		Total Chemicals	2,954,165

Commercial Services - 0.2%
		Cintas Corp. No 2, Company Guaranteed Notes:
110,000	A-	3.700% due 4/1/27	110,827

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Commercial Services - 0.2% - (continued)
$ 90,000	A-	4.000% due 5/1/32	$90,376
		Global Payments Inc., Senior Unsecured Notes:
522,000	BBB-	3.200% due 8/15/29	472,811
345,000	BBB-	2.900% due 5/15/30	302,568
		Moody’s Corp., Senior Unsecured Notes:
39,000	BBB+	3.250% due 1/15/28	37,682
89,000	BBB+	3.750% due 2/25/52	75,625
108,000	BBB+	3.100% due 11/29/61	78,992
		PayPal Holdings Inc., Senior Unsecured Notes:
140,000	A-	1.650% due 6/1/25	133,739
100,000	A-	2.300% due 6/1/30	87,792
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	306,229
59,000	BBB+	4.000% due 3/18/29	58,751
447,000	BBB+	3.000% due 5/22/30	406,245
40,000	BBB+	4.750% due 5/20/32	40,991
450,000	A3(b)	S&P Global Inc., Company Guaranteed Notes, 4.750% due 8/1/28(a)	469,335
		United Rentals North America Inc.:
		Company Guaranteed Notes:
50,000	BB+	3.875% due 2/15/31	45,576
120,000	BB+	3.750% due 1/15/32	108,081
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	19,248

		Total Commercial Services	2,844,868

Computers - 0.4%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	300,385
290,000	AA+	1.125% due 5/11/25	276,182
280,000	AA+	2.450% due 8/4/26	272,878
550,000	AA+	3.350% due 2/9/27	555,391
360,000	AA+	2.900% due 9/12/27	353,877
55,000	AA+	3.850% due 5/4/43	53,191
		Dell International LLC/EMC Corp.:
71,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51(a)	51,456
52,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	69,125
41,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 6.350% due 10/15/45	43,886
59,000	BBB	HP Inc., Senior Unsecured Notes, 2.650% due 6/17/31	49,388
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A-	3.000% due 5/15/24	681,883
101,000	A-	3.300% due 1/27/27	100,200
100,000	A-	4.250% due 5/15/49	93,965
118,000	A-	3.430% due 2/9/52	95,895
800,000	BBB-	Leidos Inc., Company Guaranteed Notes, 4.375% due 5/15/30	777,376
879,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29	830,576
315,000	BB+	Western Digital Corp., Senior Unsecured Notes, 2.850% due 2/1/29	270,516

		Total Computers	4,876,170

Cosmetics/Personal Care - 0.1%
560,000	BBB	GSK Consumer Healthcare Capital US LLC, Company Guaranteed Notes, 3.625% due 3/24/32(a)	534,971
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	29,488
80,000	AA-	3.000% due 3/25/30	77,012

		Total Cosmetics/Personal Care	641,471

Distribution/Wholesale - 0.0%
10,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	8,745

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Diversified Financial Services - 0.8%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
$ 280,000	BBB	4.875% due 1/16/24	$282,129
190,000	BBB	3.150% due 2/15/24	185,508
2,180,000	BBB	2.450% due 10/29/26	1,955,352
540,000	BBB	3.000% due 10/29/28	472,318
780,000	BBB	3.300% due 1/30/32	657,604
		Air Lease Corp., Senior Unsecured Notes:
495,000	BBB	3.250% due 3/1/25	481,042
200,000	BBB	3.375% due 7/1/25	194,268
725,000	BBB	2.875% due 1/15/26	683,284
		American Express Co., Senior Unsecured Notes:
190,000	BBB+	3.375% due 5/3/24	190,996
144,000	BBB+	2.550% due 3/4/27	136,624
300,000	BBB+	4.050% due 5/3/29	299,742
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(a)	268,311
75,000	BBB-	3.250% due 2/15/27(a)	68,475
878,000	BBB-	2.528% due 11/18/27(a)	759,415
119,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.800% due 1/31/28	115,472
435,000	A	Charles Schwab Corp. (The), Senior Unsecured Notes, 2.900% due 3/3/32	395,641
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	100,337
255,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.500% due 1/30/26	257,279
		Intercontinental Exchange Inc., Senior Unsecured Notes:
397,000	A-	2.100% due 6/15/30	344,231
480,000	A-	1.850% due 9/15/32	390,698
210,000	A-	4.600% due 3/15/33	214,963
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	30,765
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/18/17#(e)(f)(g)	–
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(a)	478,466
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	28,239
		Nomura Holdings Inc., Senior Unsecured Notes:
230,000	BBB+	3.103% due 1/16/30	205,622
200,000	BBB+	2.608% due 7/14/31	167,150
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
9,000	BBB-	5.250% due 8/15/22(a)	9,019
60,000	BBB-	5.500% due 2/15/24(a)	60,595
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	223,246
		Synchrony Financial, Senior Unsecured Notes:
6,000	BBB-	4.500% due 7/23/25	5,987
47,000	BBB-	3.700% due 8/4/26	45,450
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	132,684
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	421,024
110,000	AA-	2.050% due 4/15/30	98,511
38,000	AA-	4.150% due 12/14/35	39,245
310,000	AA-	4.300% due 12/14/45	318,004

		Total Diversified Financial Services	10,717,696

Electric - 1.2%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	50,066
82,000	A-	3.450% due 1/15/50	65,638

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Electric - 1.2% - (continued)
$ 191,000	A-	3.450% due 5/15/51	$151,787
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	445,201
120,000	A-	2.750% due 8/15/51	88,879
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	17,569
64,000	A-	3.700% due 12/1/47	55,589
60,000	A-	3.450% due 10/1/49	50,242
161,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	131,972
150,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	130,847
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	5,168
150,000	A	3.750% due 8/15/47	134,066
130,000	A	3.200% due 9/15/49	104,596
67,000	A	2.900% due 6/15/50	51,270
		CenterPoint Energy Houston Electric LLC:
		1st Mortgage Notes:
146,000	A	3.350% due 4/1/51	124,515
126,000	A	3.600% due 3/1/52	111,806
15,000	A	General Refinance Mortgage, 3.950% due 3/1/48	13,928
		Commonwealth Edison Co., 1st Mortgage Notes:
78,000	A	3.125% due 3/15/51	63,386
128,000	A	3.850% due 3/15/52	120,224
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	57,436
40,000	A-	3.950% due 4/1/50	36,224
		Consumers Energy Co., 1st Mortgage Notes:
256,000	A	3.500% due 8/1/51	219,203
91,000	A	2.650% due 8/15/52	66,390
		DTE Electric Co., General Refiinance Mortgage:
30,000	A	4.050% due 5/15/48	28,482
250,000	A	3.950% due 3/1/49	231,957
48,000	A	3.650% due 3/1/52	43,046
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	22,184
500,000	A	4.250% due 12/15/41	476,954
205,000	A	3.200% due 8/15/49	169,558
395,000	A	3.550% due 3/15/52	345,975
500,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 2.550% due 6/15/31	429,250
		Duke Energy Florida LLC, 1st Mortgage Notes:
334,000	A	2.500% due 12/1/29	304,221
504,000	A	1.750% due 6/15/30	426,104
24,000	A	4.200% due 7/15/48	22,788
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	326,307
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	125,767
162,000	A	4.100% due 5/15/42	152,053
48,000	A	4.100% due 3/15/43	44,813
67,000	A	2.900% due 8/15/51	52,049
		Edison International, Senior Unsecured Notes:
91,000	BBB-	4.950% due 4/15/25	93,130
72,000	BBB-	5.750% due 6/15/27	74,859
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	72,352

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Electric - 1.2% - (continued)
		Entergy Louisiana LLC:
		1st Mortgage Notes:
$ 168,000	A	1.600% due 12/15/30	$138,612
50,000	A	2.350% due 6/15/32	43,041
60,000	A	2.900% due 3/15/51	46,025
47,000	A	Collateral Trust, 3.050% due 6/1/31	43,335
98,000	A	Entergy Mississippi LLC, 1st Mortgage Notes, 3.500% due 6/1/51	82,886
125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	121,841
		Exelon Corp., Senior Unsecured Notes:
143,000	BBB	5.625% due 6/15/35	153,720
143,000	BBB	4.700% due 4/15/50	139,732
114,000	BBB	4.100% due 3/15/52(a)	102,109
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	53,854
310,000	BB+	4.400% due 7/15/27	310,036
550,000	BB+	7.375% due 11/15/31	650,246
		Florida Power & Light Co., 1st Mortgage Notes:
453,000	A+	3.950% due 3/1/48	433,214
540,000	A+	3.990% due 3/1/49	513,168
30,000	A+	2.875% due 12/4/51	23,930
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	403,689
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	710,965
485,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(a)	485,420
		MidAmerican Energy Co., 1st Mortgage Notes:
255,000	A+	3.100% due 5/1/27	249,353
100,000	A+	3.650% due 4/15/29	99,051
100,000	A+	3.150% due 4/15/50	81,435
447,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.250% due 7/15/24(a)	449,034
		Northern States Power Co., 1st Mortgage Notes:
114,000	A	2.900% due 3/1/50	89,746
85,000	A	2.600% due 6/1/51	63,263
50,000	A	3.200% due 4/1/52	41,513
		NRG Energy Inc., Senior Secured Notes:
155,000	BBB-	2.450% due 12/2/27(a)	137,001
122,000	BBB-	4.450% due 6/15/29(a)	115,766
		Ohio Power Co., Senior Unsecured Notes:
29,000	A-	4.000% due 6/1/49	26,019
118,000	A-	2.900% due 10/1/51	87,563
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
168,000	A+	3.700% due 11/15/28	167,458
90,000	A+	4.150% due 6/1/32(a)	92,707
98,000	A+	3.100% due 9/15/49	79,156
460,000	A+	4.600% due 6/1/52(a)	480,817
		Pacific Gas & Electric Co., 1st Mortgage Notes:
14,000	BBB-	2.500% due 2/1/31	11,194
108,000	BBB-	4.950% due 7/1/50	90,268
		PECO Energy Co., 1st Mortgage Notes:
148,000	A	3.050% due 3/15/51	117,131
460,000	A	4.600% due 5/15/52	483,122
560,000	BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(a)	560,223
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	495,407
		Public Service Electric & Gas Co., 1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	22,425

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Electric - 1.2% - (continued)
$ 199,000	A	3.200% due 5/15/29	$191,692
		Southern California Edison Co., 1st Mortgage Notes:
394,000	A-	3.700% due 8/1/25	393,166
206,000	A-	1.200% due 2/1/26	187,010
97,000	A-	4.200% due 3/1/29	95,248
134,000	A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	108,212
115,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	97,429
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	805,108
		Virginia Electric & Power Co., Senior Unsecured Notes:
33,000	BBB+	6.000% due 1/15/36	37,694
68,000	BBB+	6.000% due 5/15/37	77,958
55,000	BBB+	4.650% due 8/15/43	54,833
94,000	BBB+	4.200% due 5/15/45	88,285
		Vistra Operations Co. LLC, Senior Secured Notes:
92,000	BBB-	3.700% due 1/30/27(a)	86,793
323,000	BBB-	4.300% due 7/15/29(a)	302,720

		Total Electric	16,759,474

Electronics - 0.0%
190,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	160,454
110,000	A	Honeywell International Inc., Senior Unsecured Notes, 1.350% due 6/1/25	105,063

		Total Electronics	265,517

Engineering & Construction - 0.0%
182,000	B-	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	144,099

Entertainment - 0.3%
		Magallanes Inc., Company Guaranteed Notes:
80,000	BBB-	3.755% due 3/15/27(a)	77,734
100,000	BBB-	4.054% due 3/15/29(a)	95,932
620,000	BBB-	4.279% due 3/15/32(a)	582,916
890,000	BBB-	5.050% due 3/15/42(a)	805,092
2,036,000	BBB-	5.141% due 3/15/52(a)	1,828,229

		Total Entertainment	3,389,903

Environmental Control - 0.0%
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	127,957
219,000	BBB+	3.375% due 11/15/27	214,799
98,000	A-	Waste Management Inc., Company Guaranteed Notes, 2.000% due 6/1/29	87,287
109,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	98,307

		Total Environmental Control	528,350

Food - 0.4%
1,022,000	BB	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 3.250% due 3/15/26(a)	965,412
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	46,924
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
		Company Guaranteed Notes:
420,000	BB+	3.000% due 2/2/29(a)	370,958
465,000	BB+	3.000% due 5/15/32(a)	382,558
275,000	BB+	Senior Unsecured Notes, 5.500% due 1/15/30(a)	267,112
		Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000	BBB-	3.000% due 6/1/26	9,680
40,000	BBB-	4.250% due 3/1/31	39,384
10,000	BBB-	6.750% due 3/15/32	11,580
40,000	BBB-	5.000% due 7/15/35	40,377
30,000	BBB-	6.875% due 1/26/39	34,613

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Food - 0.4% - (continued)
$ 10,000	BBB-	7.125% due 8/1/39(a)	$11,733
10,000	BBB-	4.625% due 10/1/39	9,264
445,000	BBB-	5.000% due 6/4/42	427,532
150,000	BBB-	5.200% due 7/15/45	146,290
678,000	BBB-	4.375% due 6/1/46	602,065
80,000	BBB-	5.500% due 6/1/50	82,037
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(a)	108,340
350,000	A	3.200% due 4/1/30(a)	332,266
330,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	313,419
		Post Holdings Inc.:
350,000	B+	Company Guaranteed Notes, 4.625% due 4/15/30(a)	315,327
325,000	B+	Senior Unsecured Notes, 4.500% due 9/15/31(a)	285,594
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	288,696

		Total Food	5,091,161

Forest Products & Paper - 0.1%
45,000	A+	Georgia-Pacific LLC, Senior Unsecured Notes, 0.950% due 5/15/26(a)	40,686
52,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	50,946
		Suzano Austria GmbH, Company Guaranteed Notes:
380,000	BBB-	3.750% due 1/15/31	337,961
570,000	BBB-	3.125% due 1/15/32	478,090

		Total Forest Products & Paper	907,683

Gas - 0.1%
82,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	75,663
244,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	203,470
		Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
123,000	BBB+	3.500% due 6/1/29	117,066
460,000	BBB+	5.050% due 5/15/52	470,566
		Southern Co. Gas Capital Corp., Company Guaranteed Notes:
215,000	BBB+	5.875% due 3/15/41	233,471
250,000	BBB+	4.400% due 5/30/47	226,616

		Total Gas	1,326,852

Healthcare - Products - 0.2%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	AA-	3.750% due 11/30/26	167,433
70,000	AA-	4.750% due 11/30/36	76,628
150,000	AA-	4.900% due 11/30/46	166,154
		Alcon Finance Corp., Company Guaranteed Notes:
645,000	BBB	3.000% due 9/23/29(a)	585,228
380,000	BBB	2.600% due 5/27/30(a)	331,203
105,000	BBB	Baxter International Inc., Senior Unsecured Notes, 3.132% due 12/1/51(a)	78,787
24,000	BBB	Boston Scientific Corp., Senior Unsecured Notes, 2.650% due 6/1/30	21,550
170,000	BBB+	Danaher Corp., Senior Unsecured Notes, 2.800% due 12/10/51	128,546
61,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	61,859
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	13,032
454,000	BBB+	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.000% due 10/15/31	387,930

		Total Healthcare - Products	2,018,350

Healthcare - Services - 1.1%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	40,085
48,000	BBB	6.625% due 6/15/36	57,104
		Anthem Inc., Senior Unsecured Notes:
1,120,000	A	3.650% due 12/1/27	1,114,082

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Healthcare - Services - 1.1% - (continued)
$ 70,000	A	4.100% due 5/15/32	$70,096
248,000	A	4.550% due 3/1/48	244,540
70,000	A	4.550% due 5/15/52	69,514
33,000	A	4.850% due 8/15/54	32,482
420,000	AA-	Cedars-Sinai Health System, Secured Notes, 2.288% due 8/15/31	367,141
		Centene Corp., Senior Unsecured Notes:
100,000	BBB-	4.250% due 12/15/27	99,719
150,000	BBB-	4.625% due 12/15/29	148,092
30,000	BBB-	3.375% due 2/15/30	27,616
1,070,000	BBB-	3.000% due 10/15/30	955,467
325,000	BBB-	2.500% due 3/1/31	276,283
10,000	BBB-	2.625% due 8/1/31	8,565
100,000	A+	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	109,297
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	27,117
		Senior Secured Notes:
205,000	A-	3.347% due 10/1/29	190,382
190,000	A-	2.782% due 10/1/30	167,675
95,000	A-	3.910% due 10/1/50	77,511
205,000	AA	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	189,458
355,000	BBB	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(a)	321,158
		HCA Inc.:
100,000	BBB-	Company Guaranteed Notes, 3.500% due 9/1/30	91,534
		Senior Secured Notes:
193,000	BBB-	5.000% due 3/15/24	198,067
1,059,000	BBB-	5.250% due 4/15/25	1,099,470
152,000	BBB-	5.250% due 6/15/26	157,715
76,000	BBB-	4.500% due 2/15/27	76,769
877,000	BBB-	3.125% due 3/15/27(a)	837,610
1,429,000	BBB-	4.125% due 6/15/29	1,387,036
895,000	BBB-	3.625% due 3/15/32(a)	815,793
565,000	BBB-	5.500% due 6/15/47	559,490
390,000	BBB-	5.250% due 6/15/49	377,759
556,000	BBB-	3.500% due 7/15/51	416,592
691,000	BBB-	4.625% due 3/15/52(a)	610,815
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	281,219
201,000	BBB+	4.500% due 4/1/25	205,989
128,000	BBB+	1.350% due 2/3/27	114,237
30,000	BBB+	3.950% due 3/15/27	29,998
50,000	BBB+	2.150% due 2/3/32	41,680
70,000	BBB+	4.625% due 12/1/42	68,354
40,000	BBB+	4.950% due 10/1/44	40,999
35,000	BBB+	3.950% due 8/15/49	31,110
		Kaiser Foundation Hospitals, Company Guaranteed Notes:
500,000	AA-	3.150% due 5/1/27	489,602
275,000	AA-	4.875% due 4/1/42	291,543
564,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	521,418
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	93,107
440,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	335,318
		UnitedHealth Group Inc., Senior Unsecured Notes:
20,000	A+	2.375% due 10/15/22	20,036
60,000	A+	3.500% due 6/15/23	60,821

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Healthcare - Services - 1.1% - (continued)
$ 70,000	A+	3.750% due 7/15/25	$71,332
60,000	A+	1.250% due 1/15/26	56,131
50,000	A+	3.875% due 12/15/28	51,048
170,000	A+	4.000% due 5/15/29	173,082
50,000	A+	2.000% due 5/15/30	44,101
120,000	A+	4.200% due 5/15/32	123,147
271,000	A+	4.750% due 7/15/45	283,313
223,000	A+	3.750% due 10/15/47	203,050
40,000	A+	4.250% due 6/15/48	39,333
30,000	A+	4.450% due 12/15/48	30,276
100,000	A+	3.700% due 8/15/49	89,880
20,000	A+	2.900% due 5/15/50	15,677
310,000	A+	3.250% due 5/15/51	258,884
120,000	A+	3.875% due 8/15/59	108,581
20,000	A+	3.125% due 5/15/60	15,475

		Total Healthcare - Services	15,410,775

Home Builders - 0.0%
		DR Horton Inc., Company Guaranteed Notes:
69,000	BBB	2.600% due 10/15/25	66,098
23,000	BBB	1.300% due 10/15/26	20,448
130,000	BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	130,959
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	9,096
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	50,057

		Total Home Builders	276,658

Insurance - 0.6%
		American International Group Inc., Senior Unsecured Notes:
90,000	BBB+	2.500% due 6/30/25	86,971
281,000	BBB+	4.800% due 7/10/45	279,751
101,000	BBB+	4.375% due 6/30/50	96,069
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	22,336
799,000	A-	2.800% due 5/15/30	718,473
730,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 3.900% due 2/28/52	624,352
835,000	A+	Athene Global Funding, Senior Secured Notes, 1.481% (SOFR + 0.700%) due 5/24/24(a)(c)	810,934
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
350,000	AA	4.250% due 1/15/49	342,307
1,161,000	AA	3.850% due 3/15/52	1,061,731
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	69,742
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	124,925
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	986,192
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	3,699
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
289,000	A-	4.375% due 3/15/29	294,336
268,000	A-	2.250% due 11/15/30	232,763
171,000	A-	2.375% due 12/15/31	148,268
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	637,847
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.116% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	850,403
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	29,161
348,000	AA-	4.900% due 9/15/44(a)	348,921
85,000	AA-	4.270% due 5/15/47(a)	79,445
995,000	AA-	3.300% due 5/15/50(a)	779,349
67,000	BBB	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	59,883

		Total Insurance	$8,687,858

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Internet - 0.4%
		Alphabet Inc., Senior Unsecured Notes:
$ 40,000	AA+	0.450% due 8/15/25	$37,197
70,000	AA+	0.800% due 8/15/27	62,463
80,000	AA+	1.100% due 8/15/30	67,206
90,000	AA+	1.900% due 8/15/40	67,116
50,000	AA+	2.050% due 8/15/50	35,837
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA	0.800% due 6/3/25	178,848
60,000	AA	3.300% due 4/13/27	59,960
240,000	AA	1.200% due 6/3/27	216,792
130,000	AA	3.150% due 8/22/27	128,806
130,000	AA	3.450% due 4/13/29	129,341
120,000	AA	1.500% due 6/3/30	102,572
320,000	AA	2.100% due 5/12/31	283,054
500,000	AA	3.600% due 4/13/32	496,881
430,000	AA	3.875% due 8/22/37	426,231
360,000	AA	2.875% due 5/12/41	299,689
160,000	AA	4.950% due 12/5/44	175,456
100,000	AA	4.050% due 8/22/47	98,725
200,000	AA	2.500% due 6/3/50	148,455
30,000	AA	3.100% due 5/12/51	25,112
40,000	AA	4.250% due 8/22/57	40,116
		Prosus NV, Senior Unsecured Notes:
200,000	BBB	3.680% due 1/21/30(a)	167,002
940,000	BBB	3.061% due 7/13/31(a)	728,762
		Tencent Holdings Ltd., Senior Unsecured Notes:
407,000	A+	2.985% due 1/19/23(a)	407,199
165,000	A+	3.975% due 4/11/29(a)	159,118
490,000	A+	3.680% due 4/22/41(a)	398,583
350,000	A+	3.840% due 4/22/51(a)	273,896
476,000	BB+	Twitter Inc., Senior Unsecured Notes, 3.875% due 12/15/27(a)(e)	459,283

		Total Internet	5,673,700

Investment Companies - 0.1%
		Ares Capital Corp., Senior Unsecured Notes:
131,000	BBB-	4.250% due 3/1/25	128,752
119,000	BBB-	3.250% due 7/15/25	113,376
460,000	BBB-	2.150% due 7/15/26	405,465

		Total Investment Companies	647,593

Iron/Steel - 0.0%
30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	32,420
325,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	366,017

		Total Iron/Steel	398,437

Leisure Time - 0.0%
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	96,763

Lodging - 0.1%
		Las Vegas Sands Corp., Senior Unsecured Notes:
450,000	BB+	3.200% due 8/8/24	432,073
50,000	BB+	2.900% due 6/25/25	46,112
97,000	BBB	Marriott International Inc., Senior Unsecured Notes, 4.625% due 6/15/30	96,267
		Sands China Ltd., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Lodging - 0.1% - (continued)
$ 400,000	BB+	5.125% due 8/8/25	$369,212
200,000	BB+	3.800% due 1/8/26	175,925
350,000	BB+	2.550% due 3/8/27(a)	275,270
200,000	BB+	3.100% due 3/8/29(a)	148,617

		Total Lodging	1,543,476

Machinery - Construction & Mining - 0.0%
50,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	44,422

Machinery - Diversified - 0.0%
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	38,219
130,000	A	3.750% due 4/15/50	122,669
80,000	BBB	Otis Worldwide Corp., Senior Unsecured Notes, 2.056% due 4/5/25	76,831

		Total Machinery - Diversified	237,719

Media - 1.2%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB-	5.125% due 5/1/27(a)	128,231
100,000	BB-	4.750% due 2/1/32(a)	89,385
100,000	BB-	4.500% due 5/1/32	88,020
700,000	BB-	4.500% due 6/1/33(a)	603,313
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
300,000	BBB-	4.908% due 7/23/25	306,715
210,000	BBB-	3.750% due 2/15/28	199,461
260,000	BBB-	4.200% due 3/15/28	252,000
330,000	BBB-	2.300% due 2/1/32	263,823
210,000	BBB-	4.400% due 4/1/33	196,609
397,000	BBB-	3.500% due 3/1/42	295,870
680,000	BBB-	6.484% due 10/23/45	703,112
20,000	BBB-	5.375% due 5/1/47	18,388
1,009,000	BBB-	5.750% due 4/1/48	983,225
415,000	BBB-	5.125% due 7/1/49	366,429
730,000	BBB-	4.800% due 3/1/50	617,788
182,000	BBB-	3.900% due 6/1/52	136,693
1,125,000	BBB-	5.250% due 4/1/53	1,030,269
140,000	BBB-	4.400% due 12/1/61	108,439
1,062,000	BBB-	3.950% due 6/30/62	766,357
130,000	BBB-	5.500% due 4/1/63	115,665
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	165,401
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	3.950% due 10/15/25	30,639
80,000	A-	3.150% due 3/1/26	79,383
780,000	A-	4.150% due 10/15/28	799,607
342,000	A-	2.650% due 2/1/30	316,832
90,000	A-	3.400% due 4/1/30	87,103
270,000	A-	4.250% due 10/15/30	275,636
56,000	A-	7.050% due 3/15/33	69,070
7,000	A-	6.500% due 11/15/35	8,502
50,000	A-	3.900% due 3/1/38	47,812
20,000	A-	3.250% due 11/1/39	17,239
20,000	A-	3.750% due 4/1/40	18,342
27,000	A-	4.750% due 3/1/44	27,502
111,000	A-	3.400% due 7/15/46	94,690
112,000	A-	4.000% due 8/15/47	103,019

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Media - 1.2% - (continued)
$ 312,000	A-	3.969% due 11/1/47	$289,784
20,000	A-	4.000% due 3/1/48	18,449
43,000	A-	3.999% due 11/1/49	40,239
60,000	A-	3.450% due 2/1/50	51,131
570,000	A-	2.800% due 1/15/51	431,187
149,000	A-	2.887% due 11/1/51(a)	114,259
21,000	A-	4.049% due 11/1/52	19,735
439,000	A-	2.937% due 11/1/56(a)	329,010
20,000	A-	4.950% due 10/15/58	21,619
222,000	A-	2.987% due 11/1/63(a)	161,062
		Cox Communications Inc., Senior Unsecured Notes:
82,000	BBB	3.150% due 8/15/24(a)	81,239
70,000	BBB	3.850% due 2/1/25(a)	70,258
132,000	BBB	3.600% due 6/15/51(a)	104,742
		CSC Holdings LLC, Company Guaranteed Notes:
250,000	BB	6.500% due 2/1/29(a)	245,994
575,000	BB	4.125% due 12/1/30(a)	494,517
200,000	BB	4.500% due 11/15/31(a)	171,621
600,000	CCC+	Diamond Sports Group LLC/Diamond Sports Finance Co., Secured Notes, 5.375% due 8/15/26(a)	199,029
		DISH DBS Corp.:
		Company Guaranteed Notes:
1,110,000	B	5.875% due 7/15/22	1,111,493
140,000	B	7.750% due 7/1/26	119,945
70,000	B	5.125% due 6/1/29	49,524
60,000	B+	Senior Secured Notes, 5.250% due 12/1/26(a)	50,846
263,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	237,894
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	203,040
240,000	BBB	5.476% due 1/25/39	246,169
		Paramount Global, Senior Unsecured Notes:
255,000	BBB	4.200% due 5/19/32	239,325
141,000	BBB	4.375% due 3/15/43	117,524
425,000	B+	Sinclair Television Group Inc., Senior Secured Notes, 4.125% due 12/1/30(a)	362,363
		Time Warner Cable LLC, Senior Secured Notes:
50,000	BBB-	6.550% due 5/1/37	52,801
230,000	BBB-	7.300% due 7/1/38	254,360
100,000	BBB-	5.875% due 11/15/40	99,751
490,000	BBB-	5.500% due 9/1/41	457,711
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	290,420
210,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	206,775
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	BBB+	6.200% due 12/15/34	29,560
30,000	BBB+	6.650% due 11/15/37	37,434

		Total Media	16,421,379

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(a)	349,411
617,000	BBB	4.750% due 4/10/27(a)	628,230
200,000	BBB	4.000% due 9/11/27(a)	195,905
212,000	BBB	2.250% due 3/17/28(a)	189,183
40,000	BBB+	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	41,296
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB+	5.700% due 5/30/41	76,205

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Mining - 0.4% - (continued)
$ 190,000	BBB+	5.750% due 5/1/43	$208,598
150,000	A	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	160,854
230,000	B+	First Quantum Minerals Ltd., Company Guaranteed Notes, 6.875% due 10/15/27(a)	229,841
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	3.875% due 3/15/23	10,053
10,000	BB+	4.550% due 11/14/24	10,199
70,000	BB+	5.400% due 11/14/34	71,398
130,000	BB+	5.450% due 3/15/43	127,073
		Glencore Funding LLC, Company Guaranteed Notes:
820,000	BBB+	4.125% due 3/12/24(a)	826,507
210,000	BBB+	4.625% due 4/29/24(a)	213,223
25,000	BBB+	1.625% due 4/27/26(a)	22,671
159,000	BBB+	4.000% due 3/27/27(a)	156,354
308,000	BBB+	2.500% due 9/1/30(a)	261,106
148,000	BBB+	2.850% due 4/27/31(a)	127,474
171,000	BBB+	2.625% due 9/23/31(a)	143,800
55,000	BBB+	3.375% due 9/23/51(a)	40,340
		Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes:
200,000	Baa2(b)	4.750% due 5/15/25	200,255
200,000	Baa2(b)	6.530% due 11/15/28(a)	214,368
860,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	890,057
		Teck Resources Ltd., Senior Unsecured Notes:
200,000	BBB-	3.900% due 7/15/30	189,318
10,000	BBB-	6.000% due 8/15/40	10,513
90,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	90,297

		Total Mining	5,684,529

Miscellaneous Manufacturers - 0.2%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	137,657
30,000	A+	3.050% due 4/15/30	28,437
190,000	A+	3.700% due 4/15/50	171,275
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	150,385
655,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	647,809
		General Electric Co., Senior Unsecured Notes:
211,000	BBB+	6.750% due 3/15/32	245,362
1,025,000	BBB+	1.891% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	827,315
156,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 3.250% due 6/14/29	146,221
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27	69,073
218,000	BBB	3.900% due 9/17/29	210,620

		Total Miscellaneous Manufacturers	2,634,154

Oil & Gas - 1.6%
		Apache Corp., Senior Unsecured Notes:
60,000	BB+	7.750% due 12/15/29	67,349
20,000	BB+	5.250% due 2/1/42	17,954
30,000	BB+	4.750% due 4/15/43	26,018
60,000	BB+	4.250% due 1/15/44	47,941
90,000	BB+	5.350% due 7/1/49	79,371
		BP Capital Markets America Inc., Company Guaranteed Notes:
30,000	A-	3.790% due 2/6/24	30,457
300,000	A-	3.410% due 2/11/26	299,381
110,000	A-	3.633% due 4/6/30	107,648
190,000	A-	3.001% due 3/17/52	144,924

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Oil & Gas - 1.6% - (continued)
		BP Capital Markets PLC, Company Guaranteed Notes:
$ 270,000	A-	3.814% due 2/10/24	$274,450
30,000	A-	3.535% due 11/4/24	30,349
270,000	A-	3.506% due 3/17/25	272,443
102,000	BBB-	Cenovus Energy Inc., Senior Unsecured Notes, 3.750% due 2/15/52	82,121
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	182,972
230,000	AA-	2.954% due 5/16/26	229,112
70,000	AA-	1.995% due 5/11/27	65,790
		Chevron USA Inc., Company Guaranteed Notes:
240,000	AA-	3.850% due 1/15/28	244,496
71,000	AA-	2.343% due 8/12/50	51,687
		Continental Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.500% due 4/15/23	20,272
870,000	BBB-	3.800% due 6/1/24	876,342
80,000	BBB-	2.268% due 11/15/26(a)	73,503
120,000	BBB-	5.750% due 1/15/31(a)	123,488
60,000	BBB-	4.900% due 6/1/44	54,040
		Coterra Energy Inc., Senior Unsecured Notes:
470,000	BBB	3.900% due 5/15/27(a)	463,403
150,000	BBB	4.375% due 3/15/29(a)	149,859
		Devon Energy Corp., Senior Unsecured Notes:
42,000	BBB	8.250% due 8/1/23	44,176
708,000	BBB	5.850% due 12/15/25	753,159
32,000	BBB	5.250% due 10/15/27	32,513
2,000	BBB	5.875% due 6/15/28	2,086
20,000	BBB	4.500% due 1/15/30	19,759
460,000	BBB	5.600% due 7/15/41	482,743
160,000	BBB	4.750% due 5/15/42	153,152
314,000	BBB	5.000% due 6/15/45	310,411
		Diamondback Energy Inc., Company Guaranteed Notes:
203,000	BBB-	3.250% due 12/1/26	201,663
1,375,000	BBB-	3.500% due 12/1/29	1,302,235
489,000	BBB-	3.125% due 3/24/31	444,491
98,000	BBB-	4.400% due 3/24/51	89,324
403,000	BBB-	4.250% due 3/15/52	359,184
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	92,966
200,000	BB+	6.875% due 4/29/30	202,140
760,000	BB+	5.875% due 5/28/45	620,859
		EOG Resources Inc., Senior Unsecured Notes:
14,000	A-	3.150% due 4/1/25	13,963
10,000	A-	4.150% due 1/15/26	10,243
210,000	A-	4.375% due 4/15/30	217,164
260,000	A-	3.900% due 4/1/35	249,943
170,000	A-	4.950% due 4/15/50	186,769
		EQT Corp., Senior Unsecured Notes:
10,000	BBB-	6.625% due 2/1/25	10,440
360,000	BBB-	3.900% due 10/1/27	347,512
60,000	BBB-	5.000% due 1/15/29	59,667
130,000	BBB-	3.625% due 5/15/31(a)	117,119
		Exxon Mobil Corp., Senior Unsecured Notes:
20,000	AA-	1.571% due 4/15/23	19,928

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Oil & Gas - 1.6% - (continued)
$ 430,000	AA-	2.992% due 3/19/25	$430,147
380,000	AA-	3.043% due 3/1/26	378,336
180,000	AA-	3.482% due 3/19/30	177,614
70,000	AA-	4.114% due 3/1/46	67,393
110,000	AA-	4.327% due 3/19/50	111,301
100,000	AA-	3.452% due 4/15/51	86,985
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	79,217
200,000	Baa2(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	185,550
28,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	31,548
30,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	29,840
		Occidental Petroleum Corp., Senior Unsecured Notes:
200,000	BB+	6.950% due 7/1/24	212,443
760,000	BB+	5.550% due 3/15/26	792,528
90,000	BB+	3.400% due 4/15/26	87,750
140,000	BB+	7.500% due 5/1/31	168,042
75,000	BB+	7.875% due 9/15/31	90,984
233,000	BB+	zero coupon due 10/10/36	123,710
150,000	BB+	4.500% due 7/15/44	132,779
90,000	BB+	4.625% due 6/15/45	81,679
30,000	BB+	4.100% due 2/15/47	25,955
560,000	BB+	4.200% due 3/15/48	490,596
206,000	BBB-	Ovintiv Exploration Inc., Company Guaranteed Notes, 5.625% due 7/1/24	216,850
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(a)	181,330
1,060,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,076,907
		Petroleos Mexicanos, Company Guaranteed Notes:
19,000	BBB	6.625% due 6/15/35	15,395
1,170,000	BBB	6.750% due 9/21/47	843,634
170,000	BBB	6.950% due 1/28/60	122,601
200,000	A-	Petronas Capital Ltd., Company Guaranteed Notes, 2.480% due 1/28/32(a)	175,232
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	27,377
250,000	BBB	2.150% due 1/15/31	213,390
200,000	AA-	Qatar Energy, 2.250% due 7/12/31	177,804
		Range Resources Corp., Company Guaranteed Notes:
105,000	B1(b)	5.000% due 3/15/23	105,369
50,000	BB-	4.875% due 5/15/25	50,999
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	351,044
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	256,628
300,000	A+	3.875% due 11/13/28	303,424
60,000	A+	2.750% due 4/6/30	55,654
90,000	A+	4.550% due 8/12/43	90,453
220,000	A+	4.375% due 5/11/45	216,843
40,000	A+	4.000% due 5/10/46	37,514
480,000	A+	3.250% due 4/6/50	400,874
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	409,816
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	10,083
40,000	BB+	5.375% due 3/15/30	40,692
70,000	BB+	4.750% due 2/1/32	68,272
		Suncor Energy Inc., Senior Unsecured Notes:
58,000	BBB+	6.800% due 5/15/38	68,105
51,000	BBB+	6.850% due 6/1/39	60,687

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Oil & Gas - 1.6% - (continued)
$ 425,000	BB	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	$394,848
131,250	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	124,935
1,550,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	1,545,420

		Total Oil & Gas	21,785,556

Oil & Gas Services - 0.0%
		Halliburton Co., Senior Unsecured Notes:
4,000	BBB+	3.800% due 11/15/25	4,043
20,000	BBB+	4.850% due 11/15/35	20,360
50,000	BBB+	5.000% due 11/15/45	48,740
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A	4.000% due 12/21/25(a)	90,964
171,000	A	3.900% due 5/17/28(a)	167,389
242,100	B-	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(a)	240,136
62,500	B-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	60,798

		Total Oil & Gas Services	632,430

Packaging & Containers - 0.2%
236,000	BBB	Amcor Flexibles North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	200,774
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
215,000	B-	Company Guaranteed Notes, 5.250% due 8/15/27(a)	180,448
215,000	B-	Senior Unsecured Notes, 5.250% due 8/15/27(a)	180,448
		Ball Corp., Company Guaranteed Notes:
130,000	BB+	4.000% due 11/15/23	130,487
303,000	BB+	2.875% due 8/15/30	262,405
110,000	BB+	3.125% due 9/15/31	95,751
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26	483,092
510,000	BBB-	4.875% due 7/15/26(a)	502,182
400,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 4.000% due 12/1/27(a)	376,694
215,000	B	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(a)	213,925

		Total Packaging & Containers	2,626,206

Pharmaceuticals - 1.6%
		AbbVie Inc., Senior Unsecured Notes:
680,000	BBB+	2.300% due 11/21/22	679,727
30,000	BBB+	3.750% due 11/14/23	30,432
730,000	BBB+	2.600% due 11/21/24	720,556
260,000	BBB+	3.800% due 3/15/25	262,830
100,000	BBB+	3.600% due 5/14/25	100,615
150,000	BBB+	2.950% due 11/21/26	146,139
880,000	BBB+	3.200% due 11/21/29	828,888
171,000	BBB+	4.550% due 3/15/35	173,554
185,000	BBB+	4.500% due 5/14/35	188,123
546,000	BBB+	4.300% due 5/14/36	535,517
254,000	BBB+	4.050% due 11/21/39	235,694
7,000	BBB+	4.625% due 10/1/42	6,777
489,000	BBB+	4.400% due 11/6/42	469,050
150,000	BBB+	4.750% due 3/15/45	148,884
10,000	BBB+	4.875% due 11/14/48	10,195
575,000	BBB+	4.250% due 11/21/49	537,531
255,000	WR(b)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	240,463
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(a)	282,747
625,000	BBB	4.375% due 12/15/28(a)	624,719
285,000	BBB	4.625% due 6/25/38(a)	269,877

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Pharmaceuticals - 1.6% - (continued)
$ 140,000	BBB	4.400% due 7/15/44(a)	$122,502
970,000	BBB	4.875% due 6/25/48(a)	924,255
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	378,394
17,000	BBB	3.734% due 12/15/24	17,151
865,000	BBB	2.823% due 5/20/30	778,651
47,000	BBB	4.685% due 12/15/44	45,396
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
60,000	A+	3.550% due 8/15/22	60,228
326,000	A+	2.900% due 7/26/24	326,777
158,000	A+	3.200% due 6/15/26	158,135
41,000	A+	3.400% due 7/26/29	40,536
		Cigna Corp.:
		Company Guaranteed Notes:
216,000	A-	3.750% due 7/15/23	218,261
65,000	A-	3.500% due 6/15/24	65,378
624,000	A-	4.125% due 11/15/25	635,460
244,000	A-	3.400% due 3/1/27	240,024
720,000	A-	4.375% due 10/15/28	730,984
300,000	A-	4.800% due 8/15/38	304,205
30,000	A-	4.900% due 12/15/48	30,169
		Senior Unsecured Notes:
210,000	A-	3.200% due 3/15/40	173,507
570,000	A-	3.400% due 3/15/51	458,056
		CVS Health Corp., Senior Unsecured Notes:
340,000	BBB	2.750% due 12/1/22	340,670
116,000	BBB	3.875% due 7/20/25	117,288
180,000	BBB	3.000% due 8/15/26	175,458
207,000	BBB	3.625% due 4/1/27	206,518
406,000	BBB	4.300% due 3/25/28	411,789
620,000	BBB	3.750% due 4/1/30	599,259
140,000	BBB	2.125% due 9/15/31	118,147
500,000	BBB	4.875% due 7/20/35	516,536
440,000	BBB	4.780% due 3/25/38	440,830
50,000	BBB	4.125% due 4/1/40	45,579
457,000	BBB	5.125% due 7/20/45	467,826
1,710,000	BBB	5.050% due 3/25/48	1,754,601
30,000	BBB	4.250% due 4/1/50	27,325
123,302	BBB	CVS Pass-Through Trust, Senior Secured Notes, 6.036% due 12/10/28	129,759
682,000	CC	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 6.000% due 6/30/28(a)	47,740
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	90,693
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	93,032
400,000	AAA	2.450% due 3/1/26	393,127
210,000	AAA	0.950% due 9/1/27	188,411
110,000	AAA	3.625% due 3/3/37	107,567
220,000	A+	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 12/10/51	170,647
215,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	196,274
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	216,629
160,000	A+	2.625% due 4/1/30	148,925
140,000	A+	1.700% due 5/28/30	121,533
259,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	252,276

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Pharmaceuticals - 1.6% - (continued)
$ 407,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	$349,651
50,000	BB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	49,833
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
300,000	BB-	2.800% due 7/21/23	298,176
220,000	BB-	7.125% due 1/31/25	226,241
560,000	BB-	3.150% due 10/1/26	497,605
720,000	BB-	5.125% due 5/9/29	661,162
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	155,784

		Total Pharmaceuticals	21,817,278

Pipelines - 1.7%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	45,380
838,000	A	3.302% due 1/15/35(a)	747,195
28,000	A	3.402% due 1/15/38(a)	24,671
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
100,000	BBB-	7.000% due 6/30/24	105,042
945,000	BBB-	5.875% due 3/31/25	983,816
644,000	BBB-	5.125% due 6/30/27	664,788
215,000	BBB-	3.700% due 11/15/29	203,511
		Cheniere Energy Partners LP, Company Guaranteed Notes:
1,000,000	BB+	4.000% due 3/1/31	931,315
200,000	BB+	3.250% due 1/31/32(a)	175,130
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	41,907
38,000	A	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44(a)	34,886
		Energy Transfer LP:
10,000	BBB-	Company Guaranteed Notes, 5.350% due 5/15/45	9,180
		Junior Subordinated Notes:
40,000	BB	6.250% (3-Month USD-LIBOR + 4.028%)(c)(d)	32,200
80,000	BB	6.500% (5-Year CMT Index + 5.694%)(c)(d)	74,890
180,000	BB	6.750% (5-Year CMT Index + 5.134%)(c)(d)	159,885
240,000	BB	7.125% (5-Year CMT Index + 5.306%)(c)(d)	216,454
		Senior Unsecured Notes:
224,000	BBB-	3.600% due 2/1/23	224,393
230,000	BBB-	5.875% due 1/15/24	236,823
270,000	BBB-	4.500% due 4/15/24	273,897
707,000	BBB-	3.900% due 5/15/24	707,014
625,000	BBB-	5.500% due 6/1/27	650,594
183,000	BBB-	4.950% due 6/15/28	185,806
679,000	BBB-	5.250% due 4/15/29	696,478
80,000	BBB-	8.250% due 11/15/29	95,190
630,000	BBB-	3.750% due 5/15/30	587,042
200,000	BBB-	5.300% due 4/1/44	183,676
545,000	BBB-	5.400% due 10/1/47	504,176
200,000	BBB-	6.000% due 6/15/48	197,565
320,000	BBB-	6.250% due 4/15/49	327,169
1,343,000	BBB-	5.000% due 5/15/50	1,204,534
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	50,609
780,000	BBB+	4.150% due 10/16/28	784,900
340,000	BBB+	2.800% due 1/31/30	310,595
200,000	BBB+	4.850% due 3/15/44	194,944
181,000	BBB+	4.200% due 1/31/50	160,479
300,000	BBB+	3.700% due 1/31/51	249,973

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Pipelines - 1.7% - (continued)
$ 165,000	BBB+	3.300% due 2/15/53	$125,835
70,000	BBB+	3.950% due 1/31/60	58,453
60,000	BBB-	5.375% (3-Month USD-LIBOR + 2.570%) due 2/15/78(c)	51,306
192,172	Aa2(b)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(a)	168,800
42,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	48,000
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(a)	492,695
290,000	BBB	4.300% due 3/1/28	291,013
240,000	BBB	5.550% due 6/1/45	242,330
10,000	BBB	5.200% due 3/1/48	9,698
99,000	BBB	3.600% due 2/15/51	77,868
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	30,310
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	184,172
550,000	BBB	4.800% due 2/15/29	558,248
150,000	BBB	4.500% due 4/15/38	138,865
260,000	BBB	4.700% due 4/15/48	232,890
150,000	BBB	5.500% due 2/15/49	148,506
		NGPL PipeCo LLC, Senior Unsecured Notes:
190,000	BBB-	4.875% due 8/15/27(a)	192,150
277,000	BBB-	3.250% due 7/15/31(a)	241,448
		Northern Natural Gas Co., Senior Unsecured Notes:
94,000	A	4.300% due 1/15/49(a)	84,439
50,000	A	3.400% due 10/16/51(a)	39,605
426,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	423,816
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	284,682
280,000	BB+	6.875% due 4/15/40(a)	250,790
287,879	WR(b)	Ruby Pipeline LLC, Senior Unsecured Notes, 8.000% due 4/1/23(a)(e)(f)	256,212
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
110,000	BBB	5.625% due 3/1/25	114,379
135,000	BBB	5.000% due 3/15/27	139,197
600,000	BBB	4.200% due 3/15/28	593,639
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	314,568
		Targa Resources Corp., Company Guaranteed Notes:
130,000	BBB-	4.200% due 2/1/33	123,398
135,000	BBB-	4.950% due 4/15/52	123,863
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB-	6.500% due 7/15/27	51,996
135,000	BBB-	5.000% due 1/15/28	132,296
20,000	BBB-	6.875% due 1/15/29	20,864
50,000	BBB-	5.500% due 3/1/30	49,909
10,000	BBB-	4.875% due 2/1/31	9,599
40,000	BBB-	4.000% due 1/15/32	36,572
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	501,113
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	30,006
244,000	BBB+	3.500% due 1/15/28(a)	234,148
102,000	BBB+	7.000% due 7/15/32	118,186
221,000	BBB+	4.150% due 1/15/48(a)	191,244
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,178,000	BBB	7.850% due 2/1/26	1,325,753
650,000	BBB	4.000% due 3/15/28	642,718

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Pipelines - 1.7% - (continued)
$ 110,000	BB	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	$100,458
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BBB-	2.621% (3-Month USD-LIBOR + 1.850%) due 1/13/23(c)	49,555
140,000	BBB-	3.600% due 2/1/25	137,077
40,000	BBB-	4.500% due 3/1/28	39,391
430,000	BBB-	4.550% due 2/1/30	412,258
90,000	BBB-	5.500% due 8/15/48	82,999
90,000	BBB-	5.750% due 2/1/50	79,948
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	59,165
260,000	BBB	7.750% due 6/15/31	310,074
116,000	BBB	8.750% due 3/15/32	150,213

		Total Pipelines	23,082,824

Real Estate Investment Trusts (REITs) - 1.2%
256,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.950% due 3/15/34	223,417
515,000	BBB-	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	456,416
		American Campus Communities Operating Partnership LP, Company Guaranteed Notes:
625,000	BBB	3.625% due 11/15/27	623,125
270,000	BBB	2.850% due 2/1/30	256,950
		American Tower Corp., Senior Unsecured Notes:
31,000	BBB-	2.950% due 1/15/25	30,461
197,000	BBB-	1.500% due 1/31/28	168,927
111,000	BBB-	3.950% due 3/15/29	105,902
134,000	BBB-	3.800% due 8/15/29	126,534
208,000	BBB-	2.100% due 6/15/30	171,324
439,000	BBB-	2.300% due 9/15/31	358,390
		Crown Castle International Corp., Senior Unsecured Notes:
51,000	BBB-	3.150% due 7/15/23	51,092
116,000	BBB-	3.700% due 6/15/26	114,638
267,000	BBB-	3.800% due 2/15/28	260,182
150,000	BBB-	3.100% due 11/15/29	136,282
536,000	BBB-	2.250% due 1/15/31	449,585
386,000	BBB-	2.500% due 7/15/31	326,433
74,000	BBB-	4.150% due 7/1/50	64,510
40,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	36,074
		Duke Realty LP, Senior Unsecured Notes:
392,000	BBB+	2.875% due 11/15/29	361,179
139,000	BBB+	1.750% due 7/1/30	116,527
134,000	BBB+	2.250% due 1/15/32	113,691
		Equinix Inc., Senior Unsecured Notes:
427,000	BBB	2.000% due 5/15/28	376,043
419,000	BBB	3.200% due 11/18/29	384,619
411,000	BBB	3.900% due 4/15/32	388,070
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
705,000	BBB-	5.250% due 6/1/25	706,068
900,000	BBB-	5.375% due 4/15/26	903,784
220,000	BBB-	5.300% due 1/15/29	219,227
492,000	BBB-	4.000% due 1/15/30	450,635
754,000	BBB-	3.250% due 1/15/32	634,012
475,000	BBB	Healthcare Realty Trust Inc., Senior Unsecured Notes, 3.625% due 1/15/28	455,471
430,000	BBB	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	385,303
31,000	BBB+	Healthpeak Properties Inc., Senior Unsecured Notes, 3.400% due 2/1/25	30,808
545,000	BBB-	Hudson Pacific Properties LP, Company Guaranteed Notes, 4.650% due 4/1/29	543,624

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Real Estate Investment Trusts (REITs) - 1.2% - (continued)
		Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
$ 70,000	BBB-	2.300% due 11/15/28	$61,267
415,000	BBB-	4.150% due 4/15/32	396,770
325,000	BBB	Kilroy Realty LP, Company Guaranteed Notes, 2.650% due 11/15/33	260,959
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	342,758
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
40,000	BBB-	5.000% due 10/15/27	39,655
20,000	BBB-	4.625% due 8/1/29	19,081
160,000	BBB-	3.500% due 3/15/31	140,150
		National Retail Properties Inc., Senior Unsecured Notes:
314,000	BBB+	3.100% due 4/15/50	228,425
150,000	BBB+	3.500% due 4/15/51	116,923
177,000	BBB+	3.000% due 4/15/52	125,034
67,000	A-	Prologis LP, Senior Unsecured Notes, 3.000% due 4/15/50	52,840
144,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.250% due 1/15/31	135,150
800,000	BBB-	SL Green Operating Partnership LP, Company Guaranteed Notes, 3.250% due 10/15/22	800,983
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	401,536
		VICI Properties LP, Senior Unsecured Notes:
115,000	BBB-	4.950% due 2/15/30	113,185
420,000	BBB-	5.125% due 5/15/32	417,650
260,000	BBB-	5.625% due 5/15/52	254,617
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
80,000	BBB-	4.625% due 6/15/25(a)	78,502
75,000	BBB-	4.500% due 9/1/26(a)	71,834
295,000	BBB-	4.250% due 12/1/26(a)	280,557
190,000	BBB-	5.750% due 2/1/27(a)	191,965
768,000	BBB-	3.750% due 2/15/27(a)	712,673
175,000	BBB-	4.500% due 1/15/28(a)	163,579
195,000	BBB-	3.875% due 2/15/29(a)	175,551
25,000	BBB-	4.125% due 8/15/30(a)	22,871

		Total Real Estate Investment Trusts (REITs)	15,633,818

Retail - 0.3%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	238,357
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	237,544
160,000	A+	1.600% due 4/20/30	137,751
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	201,283
450,000	A	3.250% due 4/15/32	431,325
70,000	A	3.300% due 4/15/40	61,901
37,000	A	4.250% due 4/1/46	36,195
20,000	A	3.900% due 6/15/47	18,652
210,000	A	3.350% due 4/15/50	178,862
		Lowe’s Cos., Inc., Senior Unsecured Notes:
426,000	BBB+	1.700% due 9/15/28	372,615
251,000	BBB+	3.650% due 4/5/29	243,773
70,000	BBB+	4.500% due 4/15/30	71,075
74,000	BBB+	2.800% due 9/15/41	57,539
24,000	BBB+	4.250% due 4/1/52	21,712
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	40,042
30,000	BBB+	1.450% due 9/1/25	28,347
140,000	BBB+	3.700% due 1/30/26	141,519

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Retail - 0.3% - (continued)
$ 30,000	BBB+	3.500% due 3/1/27	$29,926
60,000	BBB+	3.500% due 7/1/27	59,510
340,000	BBB+	3.800% due 4/1/28	339,303
100,000	BBB+	3.600% due 7/1/30	96,939
20,000	BBB+	3.625% due 9/1/49	17,097
400,000	BBB+	4.200% due 4/1/50	373,641
360,000	CCC+	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(a)	258,586
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	117,547
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	80,331
40,000	AA	1.800% due 9/22/31	34,847

		Total Retail	3,926,219

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
900,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	901,599
800,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	807,019

		Total Savings & Loans	1,708,618

Semiconductors - 0.6%
32,000	A	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	32,303
245,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	240,885
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	84,903
109,000	BBB-	4.150% due 11/15/30	103,662
98,000	BBB-	2.450% due 2/15/31(a)	81,437
381,000	BBB-	4.300% due 11/15/32	361,715
		Senior Unsecured Notes:
170,000	BBB-	4.150% due 4/15/32(a)	159,387
350,000	BBB-	3.469% due 4/15/34(a)	300,238
650,000	BBB-	3.137% due 11/15/35(a)	525,799
10,000	BBB-	3.187% due 11/15/36(a)	8,038
1,302,724	Baa3(b)	4.926% due 5/15/37(a)	1,239,413
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	71,156
90,000	A+	1.600% due 8/12/28	80,613
54,000	A+	3.734% due 12/8/47	48,561
110,000	A+	4.750% due 3/25/50	114,986
40,000	A+	3.050% due 8/12/51	31,718
275,000	A+	3.200% due 8/12/61	211,984
		KLA Corp., Senior Unsecured Notes:
383,000	BBB+	4.100% due 3/15/29	387,970
261,000	BBB+	3.300% due 3/1/50	216,520
		Lam Research Corp., Senior Unsecured Notes:
18,000	A-	3.750% due 3/15/26	18,216
49,000	A-	4.875% due 3/15/49	52,215
125,000	A-	2.875% due 6/15/50	96,837
		NVIDIA Corp., Senior Unsecured Notes:
120,000	A	3.500% due 4/1/40	109,253
612,000	A	3.500% due 4/1/50	548,092
160,000	A	3.700% due 4/1/60	141,489
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	Baa3(b)	2.700% due 5/1/25	86,431
859,000	BBB	4.300% due 6/18/29	848,012

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Semiconductors - 0.6% - (continued)
$ 300,000	BBB	3.400% due 5/1/30	$276,229
235,000	Baa3(b)	2.500% due 5/11/31	195,942
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A	4.650% due 5/20/35	31,803
137,000	A	4.300% due 5/20/47	135,471
96,000	A	3.250% due 5/20/50	81,265
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	78,730
		TSMC Arizona Corp., Company Guaranteed Notes:
300,000	AA-	4.250% due 4/22/32	301,002
235,000	AA-	4.500% due 4/22/52	237,549

		Total Semiconductors	7,539,824

Shipbuilding - 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
185,000	BBB-	3.483% due 12/1/27	177,533
254,000	BBB-	2.043% due 8/16/28(a)	222,073

		Total Shipbuilding	399,606

Software - 0.8%
		Autodesk Inc., Senior Unsecured Notes:
59,000	BBB	4.375% due 6/15/25	60,556
190,000	BBB	2.850% due 1/15/30	171,070
232,000	BBB	Citrix Systems Inc., Senior Unsecured Notes, 3.300% due 3/1/30	229,841
476,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	397,149
142,000	BBB	Fidelity National Information Services Inc., Senior Unsecured Notes, 3.100% due 3/1/41	110,125
146,000	BBB	Fiserv Inc., Senior Unsecured Notes, 3.500% due 7/1/29	136,775
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	271,443
70,000	AAA	2.700% due 2/12/25	69,888
910,000	AAA	2.400% due 8/8/26	892,648
670,000	AAA	3.300% due 2/6/27	678,956
5,000	AAA	3.450% due 8/8/36	4,902
7,000	AAA	2.525% due 6/1/50	5,403
18,000	AAA	2.921% due 3/17/52	14,975
8,000	AAA	2.675% due 6/1/60	6,168
42,000	AAA	3.041% due 3/17/62	34,339
975,000	BB+	MSCI Inc., Company Guaranteed Notes, 3.875% due 2/15/31(a)	910,748
		Oracle Corp., Senior Unsecured Notes:
570,000	BBB+	1.650% due 3/25/26	519,618
762,000	BBB+	2.800% due 4/1/27	708,272
235,000	BBB+	3.250% due 11/15/27	220,112
520,000	BBB+	2.300% due 3/25/28	459,676
785,000	BBB+	2.875% due 3/25/31	669,293
411,000	BBB+	4.300% due 7/8/34	376,423
506,000	BBB+	3.900% due 5/15/35	439,257
267,000	BBB+	3.850% due 7/15/36	226,147
444,000	BBB+	3.800% due 11/15/37	366,524
339,000	BBB+	3.600% due 4/1/40	263,421
218,000	BBB+	5.375% due 7/15/40	208,585
570,000	BBB+	3.650% due 3/25/41	441,754
95,000	BBB+	4.000% due 11/15/47	73,872
79,000	BBB+	3.600% due 4/1/50	57,443
298,000	BBB+	3.950% due 3/25/51	229,950
		Salesforce Inc., Senior Unsecured Notes:
130,000	A+	3.250% due 4/11/23	130,880

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Software - 0.8% - (continued)
$ 450,000	A+	3.700% due 4/11/28	$454,997
137,000	A+	3.050% due 7/15/61	106,585
281,000	A-	ServiceNow Inc., Senior Unsecured Notes, 1.400% due 9/1/30	227,980
475,000	BBB	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.000% due 4/14/32	457,073
		VMware Inc., Senior Unsecured Notes:
163,000	BBB-	1.400% due 8/15/26	146,321
247,000	BBB-	1.800% due 8/15/28	210,795
162,000	BBB-	4.700% due 5/15/30	160,837
		Workday Inc., Senior Unsecured Notes:
70,000	BBB	3.500% due 4/1/27	68,764
120,000	BBB	3.700% due 4/1/29	115,527
150,000	BBB	3.800% due 4/1/32	141,712

		Total Software	11,476,804

Telecommunications - 3.1%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon due 11/27/22(a)	984,041
20,000	BBB	4.250% due 3/1/27	20,523
472,000	BBB	2.300% due 6/1/27	441,181
170,000	BBB	1.650% due 2/1/28	150,388
306,000	BBB	4.100% due 2/15/28	309,048
184,000	BBB	4.350% due 3/1/29	186,395
660,000	BBB	4.300% due 2/15/30	666,760
434,000	BBB	2.750% due 6/1/31	389,257
1,835,000	BBB	2.550% due 12/1/33	1,563,826
404,000	BBB	4.500% due 5/15/35	404,703
50,000	BBB	5.350% due 9/1/40	52,800
126,000	BBB	3.500% due 6/1/41	106,600
80,000	BBB	5.550% due 8/15/41	85,266
73,000	BBB	4.350% due 6/15/45	66,870
820,000	BBB	4.750% due 5/15/46	812,089
238,000	BBB	4.500% due 3/9/48	229,501
303,000	BBB	3.650% due 6/1/51	251,732
40,000	BBB	3.300% due 2/1/52	31,020
50,000	BBB	3.500% due 9/15/53	40,456
503,000	BBB	3.550% due 9/15/55	402,161
1,815,000	BBB	3.800% due 12/1/57	1,505,630
246,000	BBB	3.650% due 9/15/59	197,598
75,000	BBB	3.850% due 6/1/60	61,778
		CommScope Inc., Senior Secured Notes:
80,000	B	6.000% due 3/1/26(a)	78,340
390,000	B	4.750% due 9/1/29(a)	343,688
25,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	22,934
160,000	B	Frontier Communications Holdings LLC, Senior Secured Notes, 5.000% due 5/1/28(a)	149,120
		Intelsat Jackson Holdings SA:
974,000	B+	Senior Secured Notes, 6.500% due 3/15/30(a)	913,125
		Senior Unsecured Notes:
400,000	NR	5.500% due 8/1/23#(e)(f)(g)	—
184,000	NR	8.500% due 10/15/24#(a)(e)(f)(g)	—
605,000	NR	9.750% due 7/15/25#(a)(e)(f)(g)	—
		Level 3 Financing Inc.:
		Company Guaranteed Notes:
880,000	BB	3.625% due 1/15/29(a)	744,220
163,000	BB	3.750% due 7/15/29(a)	139,314

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Telecommunications - 3.1% - (continued)
		Senior Secured Notes:
$ 586,000	BBB-	3.400% due 3/1/27(a)	$528,892
1,185,000	BBB-	3.875% due 11/15/29(a)	1,046,171
430,000	BB-	Lumen Technologies Inc., Senior Unsecured Notes, 5.375% due 6/15/29(a)	369,030
		Motorola Solutions Inc., Senior Unsecured Notes:
186,000	BBB-	4.600% due 2/23/28	185,700
341,000	BBB-	4.600% due 5/23/29	334,780
253,000	BBB-	2.300% due 11/15/30	206,045
172,000	BBB-	2.750% due 5/24/31	143,404
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	158,796
		Rogers Communications Inc., Company Guaranteed Notes:
450,000	BBB+	3.800% due 3/15/32(a)	427,536
254,000	BBB+	4.550% due 3/15/52(a)	236,605
2,236,000	BB+	Sprint Communications Inc., Company Guaranteed Notes, 6.000% due 11/15/22	2,267,796
1,461,000	BB+	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	1,536,242
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,053,750	A2(b)	4.738% due 3/20/25(a)	1,061,661
1,140,000	A2(b)	5.152% due 3/20/28(a)	1,177,689
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	329,515
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
1,514,000	BB+	2.250% due 2/15/26	1,417,740
110,000	BB+	2.625% due 2/15/29	98,158
50,000	BB+	3.375% due 4/15/29	46,422
80,000	BB+	2.875% due 2/15/31	70,321
1,994,000	BB+	3.500% due 4/15/31	1,837,052
		Senior Secured Notes:
360,000	BBB-	3.500% due 4/15/25	357,598
2,123,000	BBB-	3.750% due 4/15/27	2,092,118
655,000	BBB-	3.875% due 4/15/30	628,365
1,600,000	BBB-	2.550% due 2/15/31	1,391,423
290,000	BBB-	2.250% due 11/15/31	241,387
330,000	BBB-	2.700% due 3/15/32(a)	286,236
450,000	BBB-	4.375% due 4/15/40	423,220
60,000	BBB-	3.000% due 2/15/41	47,263
548,000	BBB-	3.300% due 2/15/51	425,422
190,000	BBB-	3.400% due 10/15/52(a)	147,371
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	212,177
223,000	BBB+	4.125% due 3/16/27	228,910
129,000	BBB+	3.000% due 3/22/27	125,296
360,000	BBB+	2.100% due 3/22/28	328,603
986,000	BBB+	4.329% due 9/21/28	1,002,252
362,000	BBB+	3.875% due 2/8/29	360,790
234,000	BBB+	4.016% due 12/3/29	232,419
1,495,000	BBB+	3.150% due 3/22/30	1,397,855
177,000	BBB+	1.500% due 9/18/30	146,572
138,000	BBB+	1.680% due 10/30/30	114,646
140,000	BBB+	1.750% due 1/20/31	116,329
1,282,000	BBB+	2.550% due 3/21/31	1,137,887
1,490,000	BBB+	2.355% due 3/15/32	1,278,865
680,000	BBB+	4.500% due 8/10/33	690,046
140,000	BBB+	4.400% due 11/1/34	140,514

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Telecommunications - 3.1% - (continued)
$ 71,000	BBB+	5.850% due 9/15/35	$80,013
150,000	BBB+	5.250% due 3/16/37	163,041
310,000	BBB+	2.650% due 11/20/40	239,098
50,000	BBB+	3.400% due 3/22/41	43,073
430,000	BBB+	2.850% due 9/3/41	342,361
100,000	BBB+	4.125% due 8/15/46	93,986
60,000	BBB+	4.862% due 8/21/46	62,546
20,000	BBB+	5.500% due 3/16/47	22,648
50,000	BBB+	4.000% due 3/22/50	45,460
786,000	BBB+	2.875% due 11/20/50	594,596
9,000	BBB+	3.550% due 3/22/51	7,650
58,000	BBB+	2.987% due 10/30/56	43,029
184,000	BBB+	3.000% due 11/20/60	134,524
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
450,000	BB-	4.250% due 1/31/31(a)	396,720
200,000	BB-	4.750% due 7/15/31(a)	182,000
		Vodafone Group PLC, Senior Unsecured Notes:
19,000	BBB	4.125% due 5/30/25	19,359
190,000	BBB	4.375% due 5/30/28	193,762
1,435,000	BBB	4.875% due 6/19/49	1,379,491

		Total Telecommunications	42,426,840

Transportation - 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	336,619
95,000	AA-	2.875% due 6/15/52	73,582
50,000	AA-	4.450% due 1/15/53	49,724
		Canadian Pacific Railway Co., Company Guaranteed Notes:
20,000	BBB+	3.000% due 12/2/41	16,536
220,000	BBB+	3.100% due 12/2/51	173,315
329,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	319,944
		CSX Corp., Senior Unsecured Notes:
82,000	BBB+	2.600% due 11/1/26	78,392
114,000	BBB+	3.250% due 6/1/27	111,172
56,000	BBB+	4.100% due 3/15/44	51,035
31,000	BBB+	3.350% due 9/15/49	25,425
60,000	BBB+	2.500% due 5/15/51	42,538
		Norfolk Southern Corp., Senior Unsecured Notes:
282,000	BBB+	2.550% due 11/1/29	256,149
283,000	BBB+	3.000% due 3/15/32	260,254
33,000	BBB+	4.800% due 8/15/43	31,490
180,000	BBB+	3.050% due 5/15/50	139,866
		Ryder System Inc., Senior Unsecured Notes:
69,000	BBB	2.500% due 9/1/24	67,136
410,000	BBB	4.625% due 6/1/25	416,819
161,000	BBB	2.900% due 12/1/26	153,256
		Union Pacific Corp., Senior Unsecured Notes:
50,000	A-	3.750% due 7/15/25	50,667
60,000	A-	2.150% due 2/5/27	56,451
651,000	A-	2.891% due 4/6/36	568,640
35,000	A-	4.300% due 3/1/49	34,187
234,000	A-	3.250% due 2/5/50	193,361
226,000	A-	3.500% due 2/14/53	193,806
300,000	A-	3.839% due 3/20/60	263,447

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.0% - (continued)
Transportation - 0.3% - (continued)
$ 160,000	A-	3.750% due 2/5/70	$134,255
12,000	B+	XPO Logistics Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	12,393

		Total Transportation	4,110,459

Trucking & Leasing - 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(a)	107,420
97,000	BBB	3.950% due 3/10/25(a)	97,130
164,000	BBB	4.000% due 7/15/25(a)	164,248
51,000	BBB	1.700% due 6/15/26(a)	46,431

		Total Trucking & Leasing	415,229

		TOTAL CORPORATE BONDS & NOTES (Cost - $468,376,912)	436,047,451

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 29.4%
U.S. GOVERNMENT AGENCIES - 0.9%
		Federal Home Loan Banks:
4,255,000		1.040% due 6/14/24	4,143,886
2,190,000		1.610% due 9/4/24	2,151,569
4,250,000		1.200% due 12/23/24	4,112,842
345,000		4.000% due 9/1/28	367,075
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon due 1/15/30(h)	458,957
595,000		zero coupon due 5/15/30(h)	468,607

		Total U.S. GOVERNMENT AGENCIES	11,702,936

U.S. GOVERNMENT OBLIGATIONS - 28.5%
		U.S. Treasury Bonds:
2,835,000		4.375% due 2/15/38	3,340,870
1,500,000		1.125% due 8/15/40	1,059,609
620,000		1.375% due 11/15/40	456,875
7,670,000		1.875% due 2/15/41	6,161,467
823,000		2.250% due 5/15/41	701,752
6,715,000		1.750% due 8/15/41	5,234,028
30,949,000		2.000% due 11/15/41	25,199,256
2,270,000		3.125% due 11/15/41	2,225,398
19,685,000		2.375% due 2/15/42	17,082,889
180,000		3.250% due 5/15/42	179,606
100,000		3.125% due 2/15/43	97,191
502,500		3.625% due 8/15/43	527,154
11,510,000		3.750% due 11/15/43	12,306,258
1,095,000		3.625% due 2/15/44	1,148,039
415,000		3.125% due 8/15/44	401,739
1,375,000		3.000% due 11/15/44	1,302,168
245,000		2.875% due 8/15/45	227,276
1,412,500		3.000% due 11/15/45	1,341,323
6,490,000		2.500% due 2/15/46	5,627,033
1,110,000		2.875% due 11/15/46	1,033,471
2,238,000		3.000% due 2/15/47	2,133,443
500,000		2.750% due 8/15/47	456,465
2,120,000		3.000% due 2/15/48	2,037,933
595,000		3.375% due 11/15/48	617,138
4,480,000		2.000% due 2/15/50	3,536,575
10,870,000		1.250% due 5/15/50	7,041,297
9,885,000		1.375% due 8/15/50	6,626,232
4,905,000		1.625% due 11/15/50	3,516,272

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 29.4% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 28.5% - (continued)
$ 6,123,000	1.875% due 2/15/51	$4,679,551
2,890,000	2.375% due 5/15/51	2,490,424
3,050,000	2.000% due 8/15/51	2,402,173
2,871,000	1.875% due 11/15/51	2,195,866
9,622,000	2.250% due 2/15/52	8,076,466
6,230,000	2.875% due 5/15/52	6,011,950
1,076,167	U.S. Treasury Inflation Indexed Bonds, 0.125% due 2/15/52	923,771
	U.S. Treasury Notes:
725,000	0.125% due 8/15/23	707,328
40,000	0.250% due 11/15/23	38,833
3,085,000	0.125% due 2/15/24	2,968,589
4,100,000	0.250% due 3/15/24	3,943,848
10,445,000	2.500% due 4/30/24	10,444,184
11,029,000	0.250% due 5/15/24	10,557,467
9,575,000	2.500% due 5/31/24	9,567,520
6,696,000	1.125% due 1/15/25	6,434,699
6,895,000	1.500% due 2/15/25	6,678,723
40,275,000	2.750% due 5/15/25	40,319,051
3,900,000	0.250% due 5/31/25	3,623,268
3,060,000	0.250% due 6/30/25	2,835,939
375,000	0.250% due 9/30/25	345,088
2,840,000	0.250% due 10/31/25	2,608,252
1,920,000	0.375% due 11/30/25	1,766,325
620,000	0.375% due 12/31/25	569,237
945,000	0.375% due 1/31/26	865,635
4,214,000	0.500% due 2/28/26	3,869,966
9,280,000	0.750% due 3/31/26	8,590,887
16,566,000	0.750% due 4/30/26	15,313,196
10,000	0.750% due 5/31/26	9,224
20,000	0.875% due 6/30/26	18,512
5,892,000	0.750% due 8/31/26	5,405,795
6,070,000	1.125% due 10/31/26	5,643,914
2,175,000	1.500% due 1/31/27	2,049,470
23,480,000	1.875% due 2/28/27	22,501,819
8,149,000	2.500% due 3/31/27	8,032,813
17,265,000	2.750% due 4/30/27	17,209,024
27,190,000	2.625% due 5/31/27	26,962,605
7,910,000	0.750% due 1/31/28	7,037,119
223,000	1.125% due 2/29/28	202,512
3,640,000	1.250% due 4/30/28	3,319,367
2,870,000	1.250% due 5/31/28	2,613,718
1,590,000	1.250% due 6/30/28	1,445,720
3,110,000	1.000% due 7/31/28	2,780,048
565,000	1.125% due 8/31/28	508,434
585,000	1.500% due 11/30/28	537,172
2,389,000	1.375% due 12/31/28	2,176,883
195,000	1.750% due 1/31/29	181,834
410,000	1.875% due 2/28/29	385,464
3,855,000	2.375% due 3/31/29	3,735,736
1,020,000	1.250% due 8/15/31	889,193
3,165,000	2.875% due 5/15/32	3,173,902
2,020,000	U.S. Treasury Strip Principal, zero coupon due 5/15/49(h)	878,441

	Total U.S. GOVERNMENT OBLIGATIONS	388,145,712

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $433,585,974)	399,848,648

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 25.7%
FHLMC - 4.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 672,924	4.500% due 4/1/29 - 11/1/49	$687,999
242,209	5.500% due 1/1/30 - 2/1/40	259,773
7,560,569	3.000% due 3/1/31 - 4/1/52	7,298,413
13,077,547	2.500% due 11/1/31 - 4/1/52	12,117,346
13,459,991	3.500% due 4/1/33 - 5/1/52	13,462,120
558,423	5.000% due 12/1/34 - 11/1/48	589,753
21,904,930	2.000% due 3/1/36 - 4/1/52	19,710,275
24,496	6.000% due 5/1/38 - 6/1/39	26,762
6,809	7.000% due 3/1/39	7,576
72,524	6.500% due 9/1/39	78,182
6,455,178	4.000% due 9/1/40 - 5/1/52	6,602,034
2,479,120	1.500% due 10/1/41 - 11/1/50	2,128,291
101,669	2.098% (5-Year CMT Index + 1.284%) due 3/1/47(c)	99,838
209,319	2.873% (1-Year USD-LIBOR + 1.619%) due 11/1/47(c)	208,412
593,041	3.009% (1-Year USD-LIBOR + 1.628%) due 11/1/48(c)	587,867
141,826	3.085% (1-Year USD-LIBOR + 1.621%) due 2/1/50(c)	141,372

	Total FHLMC	64,006,013

FNMA - 17.7%
	Federal National Mortgage Association (FNMA):
850,393	5.000% due 6/1/22 - 9/1/49	897,415
794,227	5.500% due 3/1/23 - 9/1/56	858,560
4,809,913	4.500% due 3/1/24 - 8/1/58	4,981,750
7,090,027	4.000% due 4/1/24 - 6/1/57	7,212,976
15,161,654	3.500% due 11/1/25 - 5/1/52	15,086,595
31,979,440	2.500% due 11/1/27 - 4/1/52	29,730,940
29,971,885	3.000% due 12/1/27 - 4/1/52	29,003,653
76,835	3.160% due 5/1/29	76,252
176,916	3.468% due 3/1/30	177,554
443,305	2.930% due 6/1/30	429,805
458,879	2.149% due 2/1/32(c)	412,864
89,303	2.538% (1-Year USD-LIBOR + 1.538%) due 3/1/34(c)	88,984
218,110	6.000% due 8/1/34 - 7/1/41	232,844
304,697	3.360% due 7/1/35	303,725
12,538	2.045% (1-Year Treasury Average Rate + 1.850%) due 10/1/35(c)	13,069
3,351	2.034% (1-Year Treasury Average Rate + 1.826%) due 11/1/35(c)	3,490
11,161	2.135% (1-Year Treasury Average Rate + 1.924%) due 11/1/35(c)	11,663
4,148,060	1.500% due 12/1/35 - 8/1/51	3,756,792
41,253,639	2.000% due 7/1/36 - 3/1/52	37,010,117
8,189	7.000% due 4/1/37	8,784
40,091	2.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	40,000
131,367	6.500% due 9/1/37 - 5/1/40	144,403
400,000	5.000% due 7/1/39(i)	411,656
41,800,000	2.500% due 6/1/43 - 7/1/51(i)	38,462,212
1,900,000	4.500% due 8/1/48 - 7/1/50(i)	1,925,367
6,550,000	3.500% due 6/1/50 - 7/1/52(i)	6,419,608
29,825,000	2.000% due 7/1/50 - 6/1/52(i)	26,451,914
33,700,000	3.000% due 7/1/51 - 6/1/52(i)	32,128,035
5,550,000	4.000% due 6/1/52 - 7/1/52(i)	5,552,221

	Total FNMA	241,833,248

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 25.7% - (continued)
GNMA - 3.3%
		Government National Mortgage Association (GNMA):
$ 15,663		6.000% due 12/15/33 - 6/15/37	$16,682
294,027		5.000% due 10/15/34 - 9/15/40	310,361
23,996		5.500% due 5/15/37 - 6/15/38	26,271
35,889		6.500% due 1/15/38 - 10/15/38	39,008
51,650		4.500% due 3/15/41	54,796
398,116		4.000% due 6/15/41 - 11/15/45	415,881
200,096		3.000% due 9/15/42 - 10/15/42	194,850
128,508		3.500% due 6/15/48 - 5/15/50	130,081
1,000,000		3.500% due 6/1/49(i)	991,094
500,000		4.000% due 6/1/49(i)	505,234
600,000		4.500% due 6/1/49(i)	613,688
1,000,000		3.000% due 6/20/50(i)	964,570
5,725,000		2.500% due 6/15/51(i)	5,369,647
		Government National Mortgage Association II (GNMA):
46,475		6.000% due 7/20/37 - 11/20/40	50,453
2,114,738		4.500% due 1/20/40 - 12/20/50	2,190,731
329,250		5.000% due 7/20/40 - 10/20/48	346,981
3,021,786		4.000% due 11/20/40 - 4/20/50	3,091,734
8,378,946		3.000% due 1/20/43 - 4/20/52	8,126,616
6,683,753		3.500% due 6/20/43 - 3/20/52	6,688,280
900,000		4.000% due 7/1/48(i)	906,293
7,858,765		2.500% due 9/20/50 - 3/20/52	7,396,611
7,092,679		2.000% due 12/20/50 - 3/20/52	6,473,443

		Total GNMA	44,903,305

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $363,189,291)	350,742,566

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3%
638,221	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 1.226% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	632,063
73,015	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.656% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	57,121
1,100,000	Aaa(b)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 2.243% (3-Month USD-LIBOR + 1.180%) due 10/20/34(a)(c)	1,065,424
1,200,000	AAA	AIG CLO 2018-1 LLC, Series 2018-1A, Class A1R, 2.183% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(c)	1,180,919
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 2.434% (3-Month USD-LIBOR + 1.390%) due 1/19/33(a)(c)	982,500
768,376	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 1.626% (1-Month USD-LIBOR + 0.620%) due 11/25/35(c)	710,399
1,863,681	AA	American Home Mortgage Investment Trust 2004-3, Series 2004-3, Class 4A, 2.875% (6-Month USD-LIBOR + 1.500%) due 10/25/34(c)	1,870,183
673,200	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/5/49(a)	663,316
210,000	Baa2(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	199,981
890,000	Aaa(b)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 2.225% (1-Month USD-LIBOR + 1.350%) due 11/15/36(a)(c)	869,708
		Asset-Backed Securities Corp. Home Equity Loan Trust:
497,447	BB	Series 2007-HE1, Class A1B, 1.156% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	469,504
572,834	CCC	Series 2007-HE1, Class A4, 1.146% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	562,574
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 2.233% (3-Month USD-LIBOR + 1.170%) due 10/20/34(a)(c)	282,072
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	462,576
420,000	AAA(j)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	414,676
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(a)	792,235
24,712	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.454% due 7/25/34(c)	24,046
500,000	Aaa(b)	Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.919% due 8/15/52	464,923
388,110	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 1.863% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	385,376
570,000	AAA	BBCMS Mortgage Trust, Series 2020-C6, Class A4, 2.639% due 2/15/53	517,381
108,794	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.290% due 5/25/47(c)	104,396

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 51,439	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 2.739% due 5/25/35(c)	$50,173
272,535	D	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	248,842
		Benchmark Mortgage Trust:
253,273	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	253,600
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	323,551
2,191,411	Aa1(b)	Series 2021-B28, Class XA, 1.288% due 8/15/54(c)(k)	181,015
460,000	AAA	Series 2021-B31, Class A5, 2.669% due 12/15/54	409,745
660,000	Aaa(b)	Series 2022-B33, Class A5, 3.458% due 3/15/55	628,380
440,000	Aaa(b)	Series 2022-B35, Class A5, 4.594% due 5/15/55(c)	456,332
1,333,000	AAA(j)	BFLD, Series 2019-DPLO, Class A, 1.965% (1-Month USD-LIBOR + 1.090%) due 10/15/34(a)(c)	1,312,680
775,000	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 2.043% (3-Month USD-LIBOR + 0.980%) due 7/20/29(a)(c)	762,529
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(c)	262,471
		BX Commercial Mortgage Trust:
940,000	AAA	Series 2019-IMC, Class A, 1.875% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	921,444
890,000	Aaa(b)	Series 2021-CIP, Class A, 1.796% (1-Month USD-LIBOR + 0.921%) due 12/15/38(a)(c)	867,445
280,039	A3(b)	Series 2021-XL2, Class D, 2.272% (1-Month USD-LIBOR + 1.397%) due 10/15/38(a)(c)	267,233
220,000	BBB-	BX Trust, Series 2021-ARIA, Class D, 2.770% (1-Month USD-LIBOR + 1.895%) due 10/15/36(a)(c)	207,872
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	871,165
1,931,147	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.235% due 5/10/50(c)(k)	78,541
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	546,222
42,602	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.988% due 2/25/37(c)	42,077
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
267,553	BBB	Series 2004-2A, Class A1, 1.276% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	259,823
1,114,379	CCC	Series 2004-2A, Class B1, 0.961% due 5/25/35(a)(c)	892,411
950,000	Aaa(b)	CIFC Funding 2013-IV Ltd., Series 2013-4A, Class A1RR, 2.285% (3-Month USD-LIBOR + 1.060%) due 4/27/31(a)(c)	939,341
750,000	AAA	CIFC Funding 2014-V Ltd., Series 2014-5A, Class A1R2, 2.244% (3-Month USD-LIBOR + 1.200%) due 10/17/31(a)(c)	737,567
		CIM Trust:
402,437	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	401,428
426,999	NR	Series 2018-R6, Class A1, 1.876% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	418,429
1,018,645	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	965,963
577,965	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	536,125
1,180,507	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,088,843
1,260,700	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	1,159,206
1,463,611	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(c)	1,371,133
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	138,727
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	572,367
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	265,104
740,000	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	703,941
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	479,979
338,925	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	337,978
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 1.446% (1-Month USD-LIBOR + 0.440%) due 9/25/36(c)	555,991
		Commercial Mortgage Trust:
190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	189,090
260,000	D	Series 2013-CR9, Class E, 4.293% due 7/10/45(a)(c)(e)	138,060
534,839	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	536,189
40,000	Baa1(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	39,342
20,000	Ba3(b)	Series 2013-CR12, Class C, 5.068% due 10/10/46(c)	16,844
143,000	Baa3(b)	Series 2014-CR17, Class C, 4.783% due 5/10/47(c)	140,984
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	140,314
180,896	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	181,461
210,000	A-(j)	Series 2014-CR21, Class C, 4.420% due 12/10/47(c)	197,542
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	345,307

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 2,851,469	Aa1(b)	Series 2015-CR25, Class XA, 0.816% due 8/10/48(c)(k)	$61,130
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	173,361
874,447	Aaa(b)	Series 2015-CR27, Class A3, 3.349% due 10/10/48	854,659
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	468,575
190,143	AA	Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2, 1.806% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	184,399
		Countrywide Home Loan Mortgage Pass-Through Trust:
53,860	WR(b)	Series 2005-11, Class 3A3, 2.551% due 4/25/35(c)	42,390
43,038	WR(b)	Series 2005-11, Class 6A1, 1.606% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	32,535
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	923,838
53,245	NR	Series 2015-5R, Class 1A1, 1.139% due 9/27/46(a)(c)	53,166
269,439	NR	Series 2021-2R, Class 1A1, 2.550% (1-Month USD-LIBOR + 1.750%) due 7/25/47(a)(c)	273,433
173,360	AAA(j)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(c)	162,402
1,449,321	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	1,380,372
35,059	WR(b)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	30,517
		Credit Suisse Mortgage Capital Certificates:
660,000	Aaa(b)	Series 2019-ICE4, Class A, 1.855% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	649,844
950,000	Ba3(b)	Series 2019-ICE4, Class F, 3.525% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	913,849
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(b)	Series 2015-C1, Class A4, 3.505% due 4/15/50	291,926
270,000	Aaa(b)	Series 2015-C3, Class A4, 3.718% due 8/15/48	267,473
1,000,000	Aaa(b)	Series 2016-C5, Class A5, 3.757% due 11/15/48	990,542
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(c)	309,117
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	160,801
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	260,340
		CSMC Trust:
625,617	AAA(j)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	600,122
1,964,448	NR	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(c)	1,922,213
53,904	CCC	CWABS Asset-Backed Notes Trust 2006-SD2, Series 2006-SD3, Class A1, 1.666% (1-Month USD-LIBOR + 0.660%) due 7/25/36(a)(c)	52,342
580,938	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 1.095% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	550,688
350,000	AA-(j)	DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.195% due 5/10/49(c)	338,774
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	351,823
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 2.611% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	692,943
25,473	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.728% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	24,112
153,393	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 3.556% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	153,737
824,923	Aaa(b)	Extended Stay America Trust, Series 2021-ESH, Class A, 1.955% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(c)	807,617
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
47,830	NR	Series 334, Class S7, 5.225% (6.100% - 1-Month USD-LIBOR) due 8/15/44(k)(l)	7,479
77,493	NR	Series 353, Class S1, 5.125% (6.000% - 1-Month USD-LIBOR) due 12/15/46(k)(l)	10,840
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,835	NR	Series 1865, Class DA, 30.679% (31.310% - 11th District Cost of Funds Index) due 2/15/24(k)(l)	284
12,852	NR	Series 3451, Class SB, 5.155% (6.030% - 1-Month USD-LIBOR) due 5/15/38(k)(l)	1,134
44,787	NR	Series 3621, Class SB, 5.355% (6.230% - 1-Month USD-LIBOR) due 1/15/40(k)(l)	5,916
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	572,572
548,566	NR	Series 3866, Class SA, 5.075% (5.950% - 1-Month USD-LIBOR) due 5/15/41(k)(l)	54,844
130,453	NR	Series 3947, Class SG, 5.075% (5.950% - 1-Month USD-LIBOR) due 10/15/41(k)(l)	16,859
14,543	NR	Series 3973, Class SA, 5.615% (6.490% - 1-Month USD-LIBOR) due 12/15/41(k)(l)	2,061
136,394	NR	Series 4203, Class PS, 5.375% (6.250% - 1-Month USD-LIBOR) due 9/15/42(k)(l)	12,631
104,366	NR	Series 4210, Class Z, 3.000% due 5/15/43	94,447
53,946	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	2,390
346,351	NR	Series 4316, Class XZ, 4.500% due 3/15/44	356,042
43,934	NR	Series 4335, Class SW, 5.125% (6.000% - 1-Month USD-LIBOR) due 5/15/44(k)(l)	6,184
887,349	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	825,099

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 166,773	NR	Series 4879, Class BC, 3.000% due 4/15/49	$159,824
72,278	NR	Series 5010, Class IK, 2.500% due 9/25/50(k)	11,003
255,876	NR	Series 5010, Class JI, 2.500% due 9/25/50(k)	41,691
89,921	NR	Series 5013, Class IN, 2.500% due 9/25/50(k)	14,616
179,860	NR	Series 5018, Class MI, 2.000% due 10/25/50(k)	25,550
78,607	NR	Series 5040, Class IB, 2.500% due 11/25/50(k)	11,583
383,954	NR	Series 5140, Class NI, 2.500% due 5/25/49(k)	55,232
476,398	NR	Series 5148, Class BI, 2.500% due 1/25/49(k)	77,501
194,169	NR	Series 5148, Class CI, 2.000% due 6/25/49(k)	22,943
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	499,000
45,452	NR	Series R007, Class ZA, 6.000% due 5/15/36	49,456
402,657	BB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 2.384% (SOFR + 1.800%) due 1/25/51(a)(c)	386,019
265,000	NR	Federal National Mortgage Association (FNMA) Multifamily, REMICS, Series 2022-M10, Class A2, 2.003% due 1/25/32(c)	234,298
		Federal National Mortgage Association (FNMA), ACES:
4,134,897	NR	Series 2013-M7, Class X2, 0.103% due 12/27/22(c)(e)(k)	39
3,571,573	NR	Series 2015-M7, Class X2, 0.470% due 12/25/24(c)(k)	33,287
15,782,217	NR	Series 2015-M8, Class X2, 0.068% due 1/25/25(c)(k)	32,854
96,339	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	95,729
188,014	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	179,977
112,186	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	108,913
588,751	NR	Series 2020-M36, Class X1, 1.459% due 9/25/34(c)(k)	52,241
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(c)	214,281
425,000	NR	Series 2022-M5, Class A3, 2.390% due 1/1/34(c)	376,780
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
591,917	BBB(j)	Series 2014-C02, Class 1M2, 3.606% (1-Month USD-LIBOR + 2.600%) due 5/25/24(c)	594,504
632,932	A3(b)	Series 2017-C03, Class 1M2, 4.006% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)(c)	642,255
744,104	BBB-(j)	Series 2017-C07, Class 1M2, 3.406% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	746,236
611,545	BBB(j)	Series 2018-C01, Class 1M2, 3.256% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)(c)	615,452
514,669	BB+(j)	Series 2018-C06, Class 1M2, 3.006% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	506,780
		Federal National Mortgage Association (FNMA), Grantor Trust:
48,269	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	48,081
99,486	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	98,036
		Federal National Mortgage Association (FNMA), Interest Strip:
55,414	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	6,009
119,144	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	21,633
15,994	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	2,822
		Federal National Mortgage Association (FNMA), REMICS:
14,470	NR	Series 2004-38, Class FK, 1.356% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	14,434
15,484	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	15,662
252,702	NR	Series 2006-51, Class SP, 5.644% (6.650% - 1-Month USD-LIBOR) due 3/25/36(k)(l)	20,774
143,646	NR	Series 2007-68, Class SC, 5.694% (6.700% - 1-Month USD-LIBOR) due 7/25/37(k)(l)	22,344
428,627	NR	Series 2008-18, Class SM, 5.994% (7.000% - 1-Month USD-LIBOR) due 3/25/38(k)(l)	37,272
349,465	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	349,104
98,678	NR	Series 2011-87, Class SG, 5.544% (6.550% - 1-Month USD-LIBOR) due 4/25/40(k)(l)	4,860
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	802,344
75,945	NR	Series 2012-35, Class SC, 5.494% (6.500% - 1-Month USD-LIBOR) due 4/25/42(k)(l)	11,790
57,616	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	62,857
89,408	NR	Series 2012-51, Class B, 7.000% due 5/25/42	101,538
73,347	NR	Series 2012-74, Class SA, 5.644% (6.650% - 1-Month USD-LIBOR) due 3/25/42(k)(l)	7,446
12,224	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(h)	11,091
29,484	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	1,048
51,755	NR	Series 2012-133, Class CS, 5.144% (6.150% - 1-Month USD-LIBOR) due 12/25/42(k)(l)	8,005
218,096	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	240,196

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 181,015	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	$193,349
44,352	NR	Series 2013-54, Class BS, 5.144% (6.150% - 1-Month USD-LIBOR) due 6/25/43(k)(l)	6,883
38,475	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(k)	2,457
142,655	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	143,593
93,228	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	93,460
97,217	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	94,168
207,809	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	148,984
168,016	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(k)	27,546
576,333	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(k)	93,571
391,273	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(k)	58,294
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AAA(j)	Series K104, Class XAM, 1.385% due 1/25/30(c)(k)	224,600
1,023,405	AAA(j)	Series K736, Class X1, 1.307% due 7/25/26(c)(k)	42,854
3,999,878	AAA(j)	Series K743, Class X1, 0.926% due 5/25/28(c)(k)	190,172
216,168	NR	Series KIR2, Class A1, 2.748% due 3/25/27	215,880
		FHLMC Multifamily WI Certificates:
440,000	AAA(j)	Series K144, Class A2, 2.450% due 7/25/32	403,561
1,240,000	AAA(j)	Series K146, Class A2, 2.920% due 7/25/32	1,180,486
195,451	BBB-(j)	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 3.456% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	195,048
		First Franklin Mortgage Loan Trust:
1,064,625	CC	Series 2006-FF13, Class A2D, 1.486% (1-Month USD-LIBOR + 0.480%) due 10/25/36(c)	793,415
583,823	CCC	Series 2006-FF15, Class A2, 1.126% (1-Month USD-LIBOR + 0.120%) due 11/25/36(c)	546,816
1,100,000	Aaa(b)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 2.154% (3-Month USD-LIBOR + 1.110%) due 7/19/34(a)(c)	1,068,147
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.953% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	312,486
158,701	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	159,390
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 2.663% (3-Month USD-LIBOR + 1.600%) due 10/20/34(a)(c)	1,007,702
306,675	A(j)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	277,569
		Government National Mortgage Association (GNMA):
282,938	NR	Series 2007-51, Class SG, 5.653% (6.580% - 1-Month USD-LIBOR) due 8/20/37(k)(l)	23,102
888,729	NR	Series 2008-51, Class GS, 5.355% (6.230% - 1-Month USD-LIBOR) due 6/16/38(k)(l)	116,457
9,748	NR	Series 2010-85, Class HS, 5.723% (6.650% - 1-Month USD-LIBOR) due 1/20/40(k)(l)	288
166,181	NR	Series 2012-H27, Class AI, 1.745% due 10/20/62(c)(k)	7,716
100,688	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	10,419
357,217	NR	Series 2013-85, Class IA, 0.261% due 3/16/47(c)(k)	4,820
79,990	NR	Series 2013-107, Class AD, 2.763% due 11/16/47(c)	76,969
92,420	NR	Series 2014-105, Class IO, 0.124% due 6/16/54(c)(k)	1,951
1,107,335	NR	Series 2014-H20, Class FA, 0.868% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,100,461
51,770	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	9,342
173,758	NR	Series 2015-167, Class SA, 5.323% (6.250% - 1-Month USD-LIBOR) due 11/20/45(k)(l)	24,276
52,222	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	10,491
53,820	NR	Series 2016-135, Class SB, 5.225% (6.100% - 1-Month USD-LIBOR) due 10/16/46(k)(l)	9,446
76,112	NR	Series 2017-187, Class SJ, 5.273% (6.200% - 1-Month USD-LIBOR) due 12/20/47(k)(l)	9,953
499,708	NR	Series 2017-H22, Class IC, 2.478% due 11/20/67(c)(k)	28,049
98,017	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	98,223
5,380	NR	Series 2018-130, Class A, 3.250% due 5/16/59	5,377
151,761	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	150,549
344,181	NR	Series 2019-86, Class C, 2.500% due 3/20/49	327,788
106,581	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	102,377
304,932	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(k)	50,245
79,783	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(k)	13,491
87,531	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(k)	12,751
256,942	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(k)	37,263
85,061	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(k)	12,368

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 87,442	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(k)	$13,192
90,127	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(k)	13,531
87,960	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(k)	13,096
357,324	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(k)	52,454
428,009	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(k)	48,796
211,392	NR	Series 2020-H09, Class FL, 1.588% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)	215,465
56,844	NR	Series 2020-H12, Class F, 0.938% (1-Month USD-LIBOR + 0.500%) due 7/20/70(c)	56,377
280,518	NR	Series 2020-H13, Class FA, 0.888% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	277,682
60,699	NR	Series 2020-H13, Class FC, 0.888% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	60,161
2,720,139	NR	Series 2021-133, Class IO, 0.879% due 7/16/63(c)(k)	203,216
1,391,551	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(c)(k)	86,561
662,010	A-	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 2.425% (1-Month USD-LIBOR + 1.550%) due 9/15/31(a)(c)	587,212
		GS Mortgage Securities Corp. Trust:
1,772,000	AA-(j)	Series 2021-IP, Class B, 2.025% (1-Month USD-LIBOR + 1.150%) due 10/15/36(a)(c)	1,681,318
370,000	AAA	Series 2021-ROSS, Class A, 2.025% (1-Month USD-LIBOR + 1.150%) due 5/15/26(a)(c)	364,282
		Harborview Mortgage Loan Trust:
59,299	AA+	Series 2004-5, Class 2A6, 2.652% due 6/19/34(c)	58,959
36,442	WD(j)	Series 2006-2, Class 1A, 2.721% due 2/25/36(c)	14,943
712,872	Caa2(b)	Series 2006-10, Class 1A1A, 1.128% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	631,070
400,000	Aa2(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)(g)	352,000
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 1.951% (1-Month USD-LIBOR + 0.945%) due 12/25/35(c)	744,978
51,018	AA	Impac CMB Trust, Series 2007-A, Class A, 1.506% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	49,540
710,000	AAA(j)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	695,458
		Indymac Index Mortgage Loan Trust:
923,064	CCC	Series 2005-AR14, Class 2A1A, 1.606% (1-Month USD-LIBOR + 0.600%) due 7/25/35(c)	807,115
27,005	Caa2(b)	Series 2005-AR15, Class A2, 2.926% due 9/25/35(c)	24,361
317,955	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	284,701
925,086	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.326% (1-Month USD-LIBOR + 0.320%) due 8/25/36(c)	286,918
		JP Morgan Chase Commercial Mortgage Securities Trust:
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	459,834
922,585	Aaa(b)	Series 2016-JP2, Class A3, 2.559% due 8/15/49	874,977
1,710,000	Caa1(b)	Series 2018-PHH, Class F, 4.660% (1-Month USD-LIBOR + 3.160%) due 6/15/35(a)(c)(e)	332,168
365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	339,427
250,000	Baa1(b)	Series 2021-MHC, Class D, 2.575% (1-Month USD-LIBOR + 1.700%) due 4/15/38(a)(c)	238,288
718,676	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 1.591% (1-Month USD-LIBOR + 0.585%) due 5/25/35(c)	711,663
880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 1.306% (1-Month USD-LIBOR + 0.300%) due 1/25/37(c)	853,096
		JP Morgan Mortgage Trust:
173,085	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	165,466
154,111	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	149,696
42,160	AAA	Series 2019-1, Class A11, 1.956% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	41,603
1,792,653	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(c)	1,579,293
69,392	Aaa(b)	JP Morgan Trust, Series 2015-5, Class A9, 2.312% due 5/25/45(a)(c)	69,499
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.886% due 1/15/47(c)	40,163
350,000	B(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)(e)	288,043
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(j)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	316,331
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	184,785
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	127,961
890,000	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 1.957% (1-Month USD-LIBOR + 1.070%) due 2/15/39(a)(c)	864,549
1,200,000	NR	KREST Commercial Mortgage Securities Trust 2021-CHIP, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	985,039
		Legacy Mortgage Asset Trust:
566,910	NR	Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(a)	566,639

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 1,974,437	NR	Series 2020-GS2, Class A1, step bond to yield, 2.750% due 3/25/60(a)	$1,975,326
841,505	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	798,857
274,000	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	247,071
500,000	AAA	Madison Park Funding LVII Ltd., Series 2018-1A, Class A1, 2.144% (3-Month USD-LIBOR + 1.100%) due 10/15/31(a)(c)	492,475
1,100,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 2.194% (3-Month USD-LIBOR + 1.150%) due 4/19/33(a)(c)	1,079,364
280,000	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 2.439% (3-Month USD-LIBOR + 1.200%) due 7/29/30(a)(c)	278,151
817,960	A	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	710,187
184,843	WD(j)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.375% due 10/25/32(c)	180,740
219,954	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.256% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	122,553
13,168	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 3.072% due 5/25/34(c)	12,518
1,155,000	Aaa(b)	MF1 Ltd., Series 2021-FL7, Class A, 2.016% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(c)	1,120,711
275,000	AAA(j)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	241,436
		ML-CFC Commercial Mortgage Trust:
31,437	Ca(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	15,477
3,849	WD(j)	Series 2007-9, Class AJ, 6.193% due 9/12/49(c)	3,793
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(b)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	501,963
536,473	Aaa(b)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	523,139
270,478	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	254,441
1,200,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 2.204% (3-Month USD-LIBOR + 1.160%) due 7/15/34(a)(c)	1,167,000
		New Residential Mortgage Loan Trust:
157,285	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	154,030
557,511	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	543,717
494,580	Aaa(b)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 2.325% (3-Month USD-LIBOR + 1.100%) due 12/21/29(a)(c)	490,337
360,321	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	332,610
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 2.204% (3-Month USD-LIBOR + 1.160%) due 7/15/36(a)(c)	973,327
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	444,083
1,650,000	B-	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class M2, 1.756% (1-Month USD-LIBOR + 0.750%) due 11/25/35(c)	1,599,460
225,538	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 1.786% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	219,352
		Palmer Square CLO Ltd.:
800,000	AAA	Series 2014-1A, Class A1R2, 2.174% (3-Month USD-LIBOR + 1.130%) due 1/17/31(a)(c)	788,743
1,150,000	AAA	Series 2018-2A, Class A1A, 2.144% (3-Month USD-LIBOR + 1.100%) due 7/16/31(a)(c)	1,136,840
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 2.806% (1-Month USD-LIBOR + 1.800%) due 12/25/34(c)	1,628,962
		PFS Financing Corp.:
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(a)	386,671
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(a)	179,400
540,000	AAA	Series 2022-C, Class A, 3.890% due 5/15/27(a)	542,561
		PMT Credit Risk Transfer Trust:
304,635	NR	Series 2019-2R, Class A, 3.773% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	298,958
175,841	NR	Series 2019-3R, Class A, 3.723% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(c)	174,955
		Prime Mortgage Trust:
8,487	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	8,464
573,393	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	513,831
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	1,525,921
1,108,504	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 2.206% (1-Month USD-LIBOR + 1.200%) due 11/25/36(a)(c)	1,064,649
1,100,000	AA	Regata XII Funding Ltd., Series 2019-1A, Class BR, 2.644% (3-Month USD-LIBOR + 1.600%) due 10/15/32(a)(c)	1,050,852
104,809	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	102,773
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 5.050% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(c)	846,501
419,198	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	416,556
		Seasoned Credit Risk Transfer Trust:
89,396	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	89,453
790,000	B(j)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	750,099
285,485	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	285,475

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3% - (continued)
$ 210,000	B(j)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(c)	$195,466
647,461	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 1.687% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	617,383
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(c)	259,782
1,110,000	AAA	SREIT Trust, Series 2021-MFP, Class A, 1.606% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(c)	1,079,103
547,479	NR	Store Maser Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120% due 6/20/51(a)	478,997
517,565	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1.806% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	503,138
53,982	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.428% (1-Month USD-LIBOR + 0.500%) due 7/19/35(c)	51,353
391,796	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	366,955
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 1.895% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(c)	78,875
291,629	B+	Series 2018-THL, Class E, 4.325% (1-Month USD-LIBOR + 3.480%) due 11/11/34(a)(c)	266,655
		Towd Point Mortgage Trust:
760,000	Baa3(b)	Series 2015-2, Class 1B3, 3.303% due 11/25/60(a)(c)	702,133
1,549,805	Aaa(b)	Series 2015-5, Class M1, 3.500% due 5/25/55(a)(c)	1,548,497
770,000	Baa1(b)	Series 2016-5, Class B2, 3.552% due 10/25/56(a)(c)	721,570
200,000	Aaa(b)	TPGI Trust, Series 2021-DGWD, Class A, 1.570% (1-Month USD-LIBOR + 0.700%) due 6/15/26(a)(c)	191,819
		UBS Commercial Mortgage Trust:
340,000	AA-(j)	Series 2018-C11, Class B, 4.713% due 6/15/51(c)	331,229
350,000	Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	317,737
430,000	AA+	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	430,103
2,215,393	BB+	WaMu Mortgage Pass Through Certificates Trust, Series 2005-AR15, Class A1A1, 1.526% (1-Month USD-LIBOR + 0.520%) due 11/25/45(c)	2,089,514
		WaMu Mortgage Pass-Through Certificates Trust:
308,651	B-	Series 2005-AR1, Class A1B, 1.786% (1-Month USD-LIBOR + 0.780%) due 1/25/45(c)	296,500
126,986	BB-	Series 2005-AR4, Class A5, 2.977% due 4/25/35(c)	123,500
752,621	A-	Series 2005-AR19, Class A1B3, 1.706% (1-Month USD-LIBOR + 0.700%) due 12/25/45(c)	722,690
536,986	CCC	Series 2006-AR3, Class A1A, 1.324% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	524,160
293,042	Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 1.024% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	249,423
		Wells Fargo Commercial Mortgage Trust:
120,000	Ba1(b)	Series 2013-LC12, Class B, 4.304% due 7/15/46(c)	113,514
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	990,653
150,000	Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	147,319
416,482	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	407,334
447,129	Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	438,719
10,377,832	Aaa(b)	Series 2018-C43, Class XA, 0.653% due 3/15/51(c)(k)	292,255
250,000	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	246,990
3,404,473	Aaa(b)	Series 2019-C52, Class XA, 1.605% due 8/15/52(c)(k)	276,170
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	168,852
124,031	Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	118,040
		WF-RBS Commercial Mortgage Trust:
181,167	Aa2(b)	Series 2012-C7, Class XA, 0.879% due 6/15/45(a)(c)(k)	2
118,891	Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	118,806

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $138,334,127)	127,050,918

SOVEREIGN BONDS - 2.9%
Argentina - 0.1%
		Argentine Republic Government International Bonds:
64,372	CCC+	1.000% due 7/9/29	19,164
1,852,700	CCC+	0.500% due 7/9/30	545,639

		Total Argentina	564,803

Brazil - 0.2%
		Brazilian Government International Bonds:
200,000	BB-	2.875% due 6/6/25	193,213
300,000	BB-	4.625% due 1/13/28	294,130

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.9% - (continued)
Brazil - 0.2% - (continued)
$ 200,000		BB-	3.875% due 6/12/30	$179,455
1,680,000		BB-	5.000% due 1/27/45	1,353,388

			Total Brazil	2,020,186

Canada - 0.1%
			Province of Manitoba Canada:
152,000		A+	3.050% due 5/14/24	153,015
1,025,000		A+	1.500% due 10/25/28	925,060

			Total Canada	1,078,075

Chile - 0.1%
			Chile Government International Bonds:
650,000		A	2.450% due 1/31/31	575,473
500,000		A	2.550% due 1/27/32	442,297

			Total Chile	1,017,770

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	235,969
280,000		BB+	3.875% due 4/25/27	261,667
340,000		BB+	3.000% due 1/30/30	281,143
315,000		BB+	3.125% due 4/15/31	255,701
430,000		BB+	3.250% due 4/22/32	346,330
430,000		BB+	4.125% due 2/22/42	314,522

			Total Colombia	1,695,332

Dominican Republic - 0.0%
350,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	308,019

Egypt - 0.0%
200,000		B	Egypt Government International Bonds, 5.250% due 10/6/25	181,007

Guatemala - 0.0%
200,000		BB-	Guatemala Government Bonds, 4.900% due 6/1/30	192,132

Hong Kong - 0.0%
445,000		AA+	Airport Authority, 3.250% due 1/12/52(a)	363,559

Hungary - 0.0%
200,000		BBB	Hungary Government International Bonds, 2.125% due 9/22/31	161,722

Indonesia - 0.4%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	80,768
445,000		BBB	2.850% due 2/14/30	413,785
320,000		BBB	2.150% due 7/28/31	279,155
100,000		BBB	7.750% due 1/17/38(a)	126,243
530,000		Baa2(b)	4.350% due 1/11/48	497,464
			Indonesia Treasury Bonds:
33,727,000,000	IDR	NR	6.500% due 2/15/31	2,245,721
19,692,000,000	IDR	NR	6.375% due 4/15/32	1,287,381

			Total Indonesia	4,930,517

Israel - 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	192,295

Kenya - 0.0%
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(a)	404,300

Mexico - 1.2%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	784,784
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,137,116
14,640,000	MXN	BBB+	7.750% due 11/23/34	697,975
111,575,700	MXN	BBB+	7.750% due 11/13/42	5,121,851

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.9% - (continued)
Mexico - 1.2% - (continued)
84,090,000	MXN	Baa1(b)	8.000% due 11/7/47	$3,936,737
			Mexico Government International Bonds:
$ 200,000		BBB	4.150% due 3/28/27	202,518
323,000		BBB	3.750% due 1/11/28	318,220
572,000		BBB	4.500% due 4/22/29	576,387
1,294,000		BBB	2.659% due 5/24/31	1,118,842
1,055,000		BBB	4.750% due 4/27/32	1,061,967
1,060,000		BBB	3.500% due 2/12/34	933,012
210,000		BBB	4.750% due 3/8/44	189,170
200,000		BBB	4.600% due 2/10/48	172,736

			Total Mexico	16,251,315

Nigeria - 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	215,114

Oman - 0.0%
200,000		Ba3(b)	Oman Government International Bonds, 5.625% due 1/17/28	201,832

Panama - 0.1%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	206,081
500,000		BBB	3.160% due 1/23/30	461,715
640,000		BBB	2.252% due 9/29/32	525,479
405,000		BBB	3.298% due 1/19/33	361,427
290,000		BBB	4.500% due 4/1/56	249,536

			Total Panama	1,804,238

Paraguay - 0.0%
			Paraguay Government International Bonds:
200,000		BB	4.700% due 3/27/27	198,397
200,000		BB	2.739% due 1/29/33(a)	160,980

			Total Paraguay	359,377

Peru - 0.1%
			Peruvian Government International Bonds:
825,000		BBB	4.125% due 8/25/27	828,816
790,000		BBB	2.783% due 1/23/31	699,216
70,000		BBB	6.550% due 3/14/37	80,759
160,000		BBB	5.625% due 11/18/50	178,054

			Total Peru	1,786,845

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	387,719
200,000		BBB+	2.457% due 5/5/30	180,970
560,000		BBB+	1.648% due 6/10/31	468,920
550,000		BBB+	1.950% due 1/6/32	468,421

			Total Philippines	1,506,030

Poland - 0.1%
910,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	921,046

Qatar - 0.0%
200,000		AA-	Qatar Government International Bonds, 4.500% due 4/23/28	212,678

Russia - 0.1%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26(e)	11,763
205,378,000	RUB	WR(b)	7.050% due 1/19/28(e)	347,588
170,520,000	RUB	WD(j)	6.900% due 5/23/29(e)	288,593
49,650,000	RUB	NR	7.700% due 3/16/39(e)	84,029

			Total Russia	731,973

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BONDS - 2.9% - (continued)
Saudi Arabia - 0.0%
		Saudi Government International Bonds:
$ 200,000	A1(b)	3.250% due 10/26/26	$200,212
200,000	A1(b)	3.625% due 3/4/28	202,936

		Total Saudi Arabia	403,148

South Africa - 0.0%
300,000	BB-	Republic of South Africa Government International Bonds, 5.875% due 4/20/32	285,600

United Arab Emirates - 0.1%
		Abu Dhabi Government International Bonds:
400,000	AA	2.500% due 10/11/22(a)	401,060
200,000	AA	2.500% due 9/30/29	190,390

		Total United Arab Emirates	591,450

Uruguay - 0.1%
		Uruguay Government International Bonds:
70,000	BBB	4.500% due 8/14/24	71,395
555,000	BBB	4.375% due 10/27/27	574,430
200,000	BBB	4.375% due 1/23/31	208,950

		Total Uruguay	854,775

		TOTAL SOVEREIGN BONDS (Cost - $49,970,265)	39,235,138

SENIOR LOANS - 1.7%
235,386	NR	1011778 B.C. Unlimited Liability Co., (Restricted, cost - $231,665, acquired 8/12/20), 2.810% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	227,271
199,491	NR	Acrisure LLC, 4.560% (1-Month USD-LIBOR + 0.035%) due 2/15/27	191,013
150,000	NR	Air Canada, (Restricted, cost - $149,155, acquired 7/27/21), 4.250% (3-Month USD-LIBOR + 3.500%) due 8/11/28(n)	146,672
340,000	NR	Ali Group SRL, (Restricted, cost - $337,238, acquired 10/13/21), 0.000% due 10/13/28(n)(o)	330,863
417,196	NR	Allied Universal Holdco LLC, (Restricted, cost - $418,522, acquired 2/19/20), 4.810% (1-Month USD-LIBOR + 3.750%) due 5/12/28(n)	395,658
155,180	NR	Alterra Mountain Co., (Restricted, cost - $155,012, acquired 3/27/19), 4.560% (1-Month USD-LIBOR + 3.500%) due 8/17/28(n)	150,331
646,727	NR	AmWINS Group Inc., 3.310% (1-Month USD-LIBOR + 2.250%) due 2/19/28	622,734
10	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $10, acquired 12/13/19), 2.810% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	10
611,858	NR	Asplundh Tree Expert LLC, (Restricted, cost - $613,418, acquired 3/4/21), 2.810% (1-Month USD-LIBOR + 1.750%) due 9/7/27(n)	597,266
118,800	NR	Asurion LLC, (Restricted, cost - $117,852, acquired 1/29/21), 4.310% (1-Month USD-LIBOR + 3.250%) due 7/31/27(n)	112,801
174,708	NR	Asurion LLC, (Restricted, cost - $174,358, acquired 11/20/19), 4.060% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	169,123
382,314	NR	Asurion LLC, (Restricted, cost - $382,779, acquired 4/10/19), 4.310% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	362,864
48,733	NR	Asurion LLC, (Restricted, cost - $48,733, acquired 2/26/20), 4.185% (1-Month USD-LIBOR + 3.125%) due 11/3/23(n)	47,680
513,043	NR	athenahealth Group Inc., (Restricted, cost - $510,593, acquired 1/27/22), 4.363% (1-Month USD-LIBOR + 3.500%) due 2/15/29(n)	491,026
557,938	NR	Avolon TLB Borrower 1 , (Restricted, cost - $557,972, acquired 3/4/21), 3.177% (1-Month USD-LIBOR + 2.250%) due 12/1/27(n)	540,153
226,082	NR	Berry Global Inc., (Restricted, cost - $226,647, acquired 2/12/21), 2.594% (1-Month USD-LIBOR + 1.750%) due 7/1/26(n)	221,899
77,256	NR	Brookfield WEC Holdings Inc., (Restricted, cost - $77,257, acquired 11/15/19), 3.810% (1-Month USD-LIBOR + 2.750%) due 8/1/25(n)	74,122
218,823	NR	Brown Group Holdings LLC, (Restricted, cost - $218,572, acquired 11/9/21), 3.506% (3-Month USD-LIBOR + 2.750%) due 6/7/28(n)	208,429
216,700	NR	Caesars Resort Collection LLC, (Restricted, cost - $212,710, acquired 6/19/20), 4.560% (1-Month USD-LIBOR + 3.500%) due 7/21/25(n)	214,249
217,580	NR	Caesars Resort Collection LLC, (Restricted, cost - $214,982, acquired 5/20/22), 3.810% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	213,949
237,677	NR	Change Healthcare Holdings LLC, (Restricted, cost - $237,520, acquired 2/18/20), 3.560% (1-Month USD-LIBOR + 2.500%) due 3/1/24(n)	234,335
205,263	NR	Charter Communications Operating LLC, (Restricted, cost - $205,905, acquired 2/7/20), 2.810% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	201,689
342,521	NR	Charter Communications Operating LLC, (Restricted, cost - $343,449, acquired 10/24/19), 2.810% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	339,310
464,706	NR	Citadel Securities LP, (Restricted, cost - $463,941, acquired 4/15/21), 3.649% (1-Month USD-LIBOR + 2.500%) due 2/2/28(n)	451,171
202,850	NR	Clarios Global LP, (Restricted, cost - $201,738, acquired 3/18/19), 4.310% (1-Month USD-LIBOR + 3.250%) due 4/30/26(n)	195,450
129,675	NR	Cloudera Inc., (Restricted, cost - $128,524, acquired 8/10/21), 4.810% (1-Month USD-LIBOR + 3.750%) due 10/8/28(n)	123,570
69,284	NR	CSC Holdin LLC, (Restricted, cost - $68,381, acquired 6/29/21), 3.125% (1-Month USD-LIBOR + 2.250%) due 1/15/26(n)	65,820
421,844	NR	DCert Buyer Inc., (Restricted, cost - $422,216, acquired 8/8/19), 5.060% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	412,880
26,920	NR	Deerfield Dakota Holding LLC due 4/9/27(o)	25,950
750,000	NR	Delos Finance Sarl, (Restricted, cost - $750,000, acquired 3/4/21), 2.756% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	745,196
150,000	NR	Directv Financing LLC due 8/2/27(o)	145,594
173,175	NR	Edelman Financial Engines Center LLC, (Restricted, cost - $173,651, acquired 4/22/19), 4.560% (1-Month USD-LIBOR + 3.500%) due 4/7/28(n)	166,867

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.7% - (continued)
$ 308,593	NR	Endo Luxembourg Finance Co. I Sarl, 6.063% (1-Month USD-LIBOR + 5.000%) due 3/27/28	$240,895
107,964	NR	EyeCare Partners LLC, (Restricted, cost - $107,903, acquired 2/18/20), 4.756% (3-Month USD-LIBOR + 3.750%) due 2/18/27(n)	101,256
200,824	NR	Fertitta Entertainment LLC, 5.034% (1-Month USD-LIBOR + 4.000%) due 1/27/29	192,814
17,892	NR	FinCo I LLC, (Restricted, cost - $17,807, acquired 8/12/20), 3.560% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	17,467
56,532	NR	First Eagle Holdings Inc., (Restricted, cost - $56,673, acquired 4/5/19), 3.506% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	54,271
158,801	NR	FleetCor Technologies Operating Co. LLC, (Restricted, cost - $157,794, acquired 4/22/21), 2.810% (1-Month USD-LIBOR + 1.750%) due 4/28/28(n)	153,810
214,630	NR	Focus Financial Partners LLC, (Restricted, cost - $215,210, acquired 2/18/20), 3.060% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	209,790
20,000	NR	Formula One Management Ltd., (Restricted, cost - $19,782, acquired 8/12/20), 3.560% (1-Month USD-LIBOR + 2.500%) due 2/1/24(n)	19,837
48,041	NR	Four Seasons Holdings Inc., (Restricted, cost - $48,217, acquired 11/21/19), 3.060% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	47,981
157,200	NR	Froneri International Ltd., (Restricted, cost - $157,509, acquired 2/18/20), 3.310% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	151,207
233,582	NR	Gainwell Acquisition Corp., (Restricted, cost - $230,814, acquired 3/8/22), 5.006% (3-Month USD-LIBOR + 4.000%) due 10/1/27(n)	228,910
75,577	NR	Garda World Security Corp., (Restricted, cost - $74,623, acquired 10/24/19), 5.260% (1-Month USD-LIBOR + 4.250%) due 10/30/26(n)	71,224
35,199	NR	Genesee & Wyoming Inc. due 12/30/26(o)	34,481
464,110	NR	Harbor Freight Tools USA Inc., (Restricted, cost - $465,851, acquired 4/15/21), 3.810% (1-Month USD-LIBOR + 2.750%) due 10/19/27(n)	430,667
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $432,196, acquired 8/18/16), 2.756% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	422,048
530,000	NR	Hunter Douglas Holding BV, (Restricted, cost - $527,457, acquired 2/9/22), 4.842% (3-Month USD-LIBOR + 3.500%) due 2/26/29(n)	481,306
340,977	NR	Icon Public Limited Company, (Restricted, cost - $339,499, acquired 6/16/21), 3.313% (3-Month USD-LIBOR + 3.500%) due 2/26/29(n)	336,501
162,988	NR	iHeartCommunications Inc., (Restricted, cost - $162,865, acquired 1/29/20), 4.060% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	156,740
280,000	NR	II-VI Inc., (Restricted, cost - $278,411, acquired 12/8/21), due 12/8/28(n)(o)	274,168
79,000	NR	INEOS Styrolution Group GmbH, (Restricted, cost - $79,243, acquired 1/21/21), 3.810% (1-Month USD-LIBOR + 2.750%) due 1/29/26(n)	76,842
184,349	NR	Jane Street Group LLC, (Restricted, cost - $184,162, acquired 1/21/21), 3.810% (1-Month USD-LIBOR + 2.750%) due 1/26/28(n)	179,203
636,447	NR	Jazz Pharmaceuticals Public Limited Co., (Restricted, cost - $633,908, acquired 4/22/21), 4.560% (1-Month USD-LIBOR + 3.500%) due 5/5/28(n)	623,982
382,876	NR	Level 3 Financing Inc., (Restricted, cost - $382,729, acquired 4/17/19), 2.810% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	368,518
174,384	NR	LifePoint Health Inc., (Restricted, cost - $173,337, acquired 8/16/19), 4.810% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	168,747
249,362	NR	Lumen Technologies Inc., 3.310% (1-Month USD-LIBOR + 2.250%) due 3/15/27	234,868
590,000	NR	Medline Borrower LP, (Restricted, cost - $587,672, acquired 9/30/21), 4.310% (1-Month USD-LIBOR + 3.250%) due 10/23/28(n)	570,825
423,178	NR	Naked Juice LLC due 1/24/29(o)	415,243
490,185	NR	Nexstar Media Inc., (Restricted, cost - $489,415, acquired 8/16/19), 3.300% (1-Month USD-LIBOR + 2.500%) due 9/18/26(n)	482,587
128,718	NR	Numericable U.S. LLC, (Restricted, cost - $128,576, acquired 10/6/17), 4.732% (3-Month USD-LIBOR + 3.688%) due 1/31/26(n)	120,969
51,688	NR	Osmosis Buyer Ltd. due 7/31/28(o)	49,232
113,265	NR	PCI Gaming Authority, (Restricted, cost - $113,440, acquired 5/15/19), 3.560% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	110,717
250,000	NR	Perrigo Investments LLC, due 3.464% (1-Month USD-LIBOR + 2.500%) due 4/20/29	245,000
346,500	NR	Phoenix Guarantor Inc., (Restricted, cost - $346,500, acquired 2/23/21), 4.461% (1-Month USD-LIBOR + 3.500%) due 3/5/26(n)	335,362
676,600	NR	Pilot Travel Centers LLC, (Restricted, cost - $673,610, acquired 7/29/21), 3.134% (1-Month Term SOFR + 2.000%) due 8/4/28(n)	654,611
400,902	NR	Prime Security Services Borrower LLC, (Restricted, cost - $402,973, acquired 4/22/19), 3.500% (1-Month USD-LIBOR + 2.750%) due 9/23/26(n)	391,881
170,000	NR	QUIKRETE Holdings Inc., (Restricted, cost - $168,897, acquired 6/11/21), 4.060% (1-Month USD-LIBOR + 0.030%) due 5/22/28(n)	164,210
197,900	NR	Rackspace Technology Global Inc., (Restricted, cost - $198,417, acquired 2/19/21), 3.500% (3-Month USD-LIBOR +2.750%) due 2/15/28(n)	189,571
338,300	NR	RealPage Inc., (Restricted, cost - $338,484, acquired 2/18/21), 4.310% (1-Month USD-LIBOR + 3.250%) due 4/24/28(n)	325,308
335,349	NR	Reynolds Consumer Products LLC, (Restricted, cost - $336,500, acquired 2/18/20), 2.810% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	327,438
360,000	NR	Scientific Games International Inc., (Restricted, cost - $357,641, acquired 4/7/22), 3.882% (1-Month USD-LIBOR + 3.000%) due 4/14/29(n)	352,350
850,000	NR	Setanta Aircraft Leasing DAC, (Restricted, cost - $849,079, acquired 11/30/21), 3.006% (3-Month USD-LIBOR + 2.000%) due 11/5/28(n)	828,113
360,000	NR	Sotera Health Holdings LLC, (Restricted, cost - $362,813, acquired 1/20/21), 3.810% (1-Month USD-LIBOR + 2.750%) due 12/11/26(n)	349,650
298,492	NR	Sunshine Luxembourg VII Sarl, 4.756% (3-Month USD-LIBOR + 3.750%) due 10/1/26	286,978
464,504	NR	Trans Union LLC, 3.310% (1-Month USD-LIBOR + 2.250%) due 12/1/28	454,227
249,362	NR	TransDigm Inc., 3.310% (1-Month USD-LIBOR + 2.250%) due 5/30/25	243,369
19,747	NR	TransDigm Inc., (Restricted, cost - $19,530, acquired 2/9/21), 3.310% (1-Month USD-LIBOR + 2.250%) due 12/9/25(n)	19,282
403,857	NR	UFC Holdings LLC, (Restricted, cost - $406,886, acquired 4/30/19), 3.500% (3-Month USD-LIBOR + 2.750%) due 4/29/26(n)	392,331
493,342	NR	United AirLines Inc., (Restricted, cost - $494,888, acquired 4/14/21), 4.711% (1-Month USD-LIBOR + 3.750%) due 4/21/28(n)	482,345
150,000	NR	VFH Parent LLC, (Restricted, cost - $149,742, acquired 1/7/22), 3.882% (1-Month USD-LIBOR + 3.000%) due 1/13/29(n)	145,125
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $427,923, acquired 4/30/19), 3.375% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	420,147
249,375	NR	Whatabrans LLC due 8/3/28(o)	237,663
46,139	NR	Zayo Group Holdings Inc. due 3/9/27(o)	44,366
300,000	NR	Zayo Group Holdings Inc., (Restricted, cost - $292,812, acquired 3/22/22), 4.060% (1-Month USD-LIBOR + 3.000%) due 3/9/27(n)	281,250

		TOTAL SENIOR LOANS (Cost - $23,322,437)	22,623,628

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.2%
Automobiles - 0.3%
$ 694,000	AAA	CarMax Auto Owner Trust, Series 2022-2, Class A2A, 2.810% due 5/15/25	$693,672
		Credit Acceptance Auto Loan Trust:
151,036	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(a)	150,918
410,000	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(a)	394,972
320,000	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(a)	306,991
470,000	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(a)	447,993
803,000	AAA	Ford Credit Auto Lease Trust, Series 2022-A, Class A2A, 2.780% due 10/15/24	801,503
920,000	Aaa(b)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(a)	870,061
870,000	Aaa(b)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	836,588
146	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	146

		Total Automobiles	4,502,844

Credit Cards - 0.0%
300,000	NR	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.200% due 9/21/26(a)	281,749

Student Loans - 0.9%
139,351	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	135,404
		ECMC Group Student Loan Trust:
165,778	Aaa(b)	Series 2016-1A, Class A, 2.018% (1-Month USD-LIBOR + 1.350%) due 7/26/66(a)(c)	163,963
1,130,074	Aaa(b)	Series 2017-2A, Class A, 2.056% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(c)	1,115,496
50,259	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 2.125% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	50,233
1,232,537	Aaa(b)	Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.110% due 2/18/70(a)	1,136,512
		Navient Student Loan Trust:
1,094,235	AA+	Series 2017-2A, Class A, 2.056% (1-Month USD-LIBOR + 1.050%) due 12/27/66(a)(c)	1,090,425
1,300,000	AA+	Series 2017-3A, Class A3, 2.056% (1-Month USD-LIBOR + 1.050%) due 7/26/66(a)(c)	1,272,170
158,243	AAA	Series 2017-4A, Class A2, 1.506% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	158,013
1,174,356	AA+	Series 2020-1A, Class A1B, 2.056% (1-Month USD-LIBOR + 1.050%) due 6/25/69(a)(c)	1,169,041
185,799	Aaa(b)	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	173,016
371,883	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 5.625% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	408,089
		SLM Student Loan Trust:
780,000	AA+	Series 2003-10A, Class A4, 1.496% (3-Month USD-LIBOR + 0.670%) due 12/17/68(a)(c)	761,730
692,383	AAA	Series 2005-5, Class A4, 1.324% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	687,134
		SMB Private Education Loan Trust:
441,907	AAA	Series 2015-C, Class A3, 2.825% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	442,875
27,201	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	26,978
98,441	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	96,127
58,169	AAA	Series 2017-B, Class A2B, 1.625% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	57,536
240,519	AAA	Series 2018-A, Class A2B, 1.675% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	236,824
281,857	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	277,639
345,181	AAA	Series 2018-C, Class A2B, 1.625% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	343,353
79,551	AAA	Series 2020-A, Class A2B, 1.705% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	77,977
631,356	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(a)	582,428
730,000	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	678,176
240,000	Aa2(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	220,621
129,957	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	129,034

		Total Student Loans	11,490,794

		TOTAL ASSET-BACKED SECURITIES (Cost - $16,823,696)	16,275,387

MUNICIPAL BONDS - 0.3%
California - 0.1%
205,000	AA-	Los Angeles Department of Water & Power Power System Revenue, 6.574% due 7/1/45	266,625

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 0.3% - (continued)
California - 0.1% - (continued)
$ 530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	$595,873
100,000	AA-	State of California, 7.550% due 4/1/39	137,920
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	24,560
266,000	AA	Series AQ, 4.767% due 5/15/15	254,933

		Total California	1,279,911

Minnesota - 0.0%
260,000	AA	University of Minnesota, 4.048% due 4/1/52	258,290

New Jersey - 0.1%
485,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	514,965
85,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	99,175

		Total New Jersey	614,140

New York - 0.1%
		City of New York:
375,000	AA	GO, Series A, 3.000% due 8/1/34	327,764
500,000	AA	Series G-1, 5.968% due 3/1/36	579,323
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
350,000	AAA	5.508% due 8/1/37	383,606
80,000	AAA	Series A-1, 5.000% due 11/1/42	82,494
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	373,186

		Total New York	1,746,373

Texas - 0.0%
120,000	Aa3(b)	City of Houston TX, GO, 3.961% due 3/1/47	114,100
350,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	287,137
70,000	AAA	State of Texas, GO, 2.754% due 10/1/41	54,834

		Total Texas	456,071

Virginia - 0.0%
118,150	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	119,689

		TOTAL MUNICIPAL BONDS (Cost - $4,907,946)	4,474,474

Shares/Units
COMMON STOCK - 0.0%
Wireless Telecommunication Services - 0.0%
11,265		Intelsat Emergence SA*(e)
		(Cost - $848,528)	338,654

RIGHT - 0.0%
Luxembourg - 0.0%
2,358		Intelsat Jackson Holdings SA*#(e)(g)
		(Cost - $0)	—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,499,359,176)	1,396,636,864

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Rating††	Security	Value
SHORT-TERM INVESTMENTS - 5.7%
SOVEREIGN BOND - 0.4%
$ 595,000,000	JPY	NR	Japan Treasury Discount Bills, (0.260)% due 8/1/22(p) (Cost - $4,585,228)	$4,624,764

TIME DEPOSITS - 1.7%
267,980	AUD		ANZ National Bank - London, 0.030% due 6/1/22	192,302
4,233,384			Barclays Bank PLC - London, 0.400% due 6/1/22	4,233,384
247,719	GBP		BNP Paribas - Paris, 0.420% due 6/1/22	312,151
88,959	EUR		Citibank - London, (0.780)% due 6/1/22	95,507
			Sumitomo Mitsui Banking Corp. - Tokyo:
30,441,976	JPY		(0.410)% due 6/1/22	236,470
18,137,397			0.400% due 6/1/22	18,137,397

			TOTAL TIME DEPOSITS (Cost - $23,207,211)	23,207,211

U.S. GOVERNMENT AGENCY - 0.2%
2,850,000			Federal Home Loan Bank Discount Notes, 0.872% due 7/20/22(p) (Cost - $2,846,625)	2,846,625

U.S. GOVERNMENT OBLIGATIONS - 3.4%
			U.S. Treasury Bills:
470,000			0.273% due 7/14/22(p)	469,847
1,110,000			0.351% due 7/21/22(p)	1,109,460
9,375,000			0.427% due 7/28/22(p)	9,368,677
7,745,000			0.561% due 8/4/22(p)	7,737,289
8,885,000			0.631% due 8/25/22(p)	8,871,810
13,960,000			0.793% due 9/1/22(p)	13,931,812
4,825,000			1.260% due 10/20/22(p)	4,801,340

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $46,290,235)	46,290,235

			TOTAL SHORT-TERM INVESTMENTS (Cost - $76,929,299)	76,968,835

			TOTAL INVESTMENTS IN SECURITIES (Cost - $1,576,288,475)	1,473,605,699

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $495,219)	107,406

			TOTAL INVESTMENTS - 108.2% (Cost - $1,576,783,694)	1,473,713,105

			Liabilities in Excess of Other Assets - (8.2)%	(111,218,207)

			TOTAL NET ASSETS - 100.0%	$1,362,494,898

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $175,043,416 and represents 12.8% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Principal only security.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service.
(k)	Interest only security.
(l)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2022.
(m)	Affiliated security. As of May 31, 2022, total cost and total market value of affiliated securities amounted to $1,082,163 and $1,025,102, respectively.

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of May 31, 2022
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$533,514	$—	$—	$—	$(31,551)	$15,146	$501,963
Series 2016-C28, Class A3, 3.272% due 1/15/49	632,966	—	(59,477)	(3,578)	(46,772)	13,650	523,139
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48	204,031	—	(202,238)	(126)	(1,667)	698	—

Total	$1,370,511	$—	$(261,715)	$(3,704)	$(79,990)	$29,494	$1,025,102

(n)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2022, amounts to $18,959,201 and represents 1.4% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2022, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 1,576,783,694	$ 17,141,683	$ (117,305,017)	$ (100,163,334)

Abbreviations used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
OFZ	—	Federal Loan Obligations (Russian: Obligatsyi Federal’novo Zaima)
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	29.7%
U.S. Government Agencies & Obligations	27.1
Mortgage-Backed Securities	23.8
Collateralized Mortgage Obligations	8.6
Sovereign Bonds	2.7
Senior Loans	1.5
Asset-Backed Securities	1.1
Municipal Bonds	0.3
Common Stock	0.0	*
Purchased Options	0.0	*
Right	0.0	*
Short-Term Investments	5.2

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2022, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
124	$ 30,040,550	1-Year Eurodollar Mid-Curve July Futures, Call	GSC	7/15/22	$97.38	$13,950
197	47,686,313	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$96.88	24,625
124	30,015,750	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$97.00	7,750
63	15,249,938	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$97.38	394
65	15,734,063	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$97.88	406
63	15,249,938	1-Year Eurodollar Mid-Curve June Futures, Put	GSC	6/10/22	$96.50	3,544
52	12,597,650	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$98.38	2,275
112	27,133,400	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$98.75	2,800
173	41,950,338	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.38	9,731
191	46,233,938	3-Month Eurodollar June Futures, Call	GSC	6/19/23	$98.50	28,650
170	23,959,375	U.S. Treasury Long Bond June Futures, Call	GSC	6/3/22	$143.00	13,281

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $495,219)				$107,406

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2022, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
191	$ 46,233,938	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$98.63	$1,194
63	15,249,938	1-Year Eurodollar Mid-Curve June Futures, Put	GSC	6/10/22	$96.56	5,512
255	61,776,938	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$99.00	4,781
197	47,725,713	1-Year Eurodollar Mid-Curve September Futures, Call	GSC	9/16/22	$97.38	57,869
57	13,808,963	1-Year Eurodollar Mid-Curve September Futures, Call	GSC	9/16/22	$97.50	12,825
124	30,040,550	1-Year Eurodollar Mid-Curve September Futures, Call	GSC	9/16/22	$97.63	21,700
136	15,411,563	U.S. Treasury 5-Year Note July Futures, Call	GSC	6/24/22	$112.75	90,313
94	10,652,109	U.S. Treasury 5-Year Note July Futures, Call	GSC	6/24/22	$114.00	17,626
160	18,131,250	U.S. Treasury 5-Year Note July Futures, Call	GSC	6/24/22	$115.50	5,000
136	15,411,563	U.S. Treasury 5-Year Note July Futures, Put	GSC	6/24/22	$111.25	12,750
94	10,652,109	U.S. Treasury 5-Year Note July Futures, Put	GSC	6/24/22	$111.75	16,156
319	77,353,513	3-Month Eurodollar December Futures, Call	CITI	12/19/22	$97.00	201,369
173	41,950,338	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.13	14,056
173	41,950,338	3-Month Eurodollar December Futures, Put	GSC	12/19/22	$98.13	538,462
191	46,233,938	3-Month Eurodollar June Futures, Call	GSC	6/19/23	$98.00	56,106
36	8,714,250	3-Month Eurodollar June Futures, Put	GSC	6/19/23	$97.00	57,375
67	16,275,138	3-Month SOFR September Futures, Call	GSC	9/15/23	$98.75	16,750
68	9,724,000	U.S. Treasury Long Bond June Futures, Call	GSC	6/10/22	$143.00	17,000

		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $1,240,819)				$1,146,844

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2022, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor December Futures	79	12/22	$21,052,745	$21,025,489	$(27,256)
90-Day Eurodollar December Futures	544	12/22	133,158,788	131,790,800	(1,367,988)
90-Day Eurodollar December Futures	124	12/23	30,464,975	30,051,400	(413,575)
90-Day Eurodollar June Futures	93	6/23	22,471,194	22,493,213	22,019
Australian Government 10-Year Bond June Futures	35	6/22	3,289,298	3,069,625	(219,673)
Euro-Bobl June Futures	14	6/22	1,970,475	1,901,195	(69,280)
Euro-OAT June Futures	24	6/22	4,061,557	3,712,680	(348,877)
U.S. Treasury 2-Year Note September Futures	221	9/22	46,589,256	46,653,445	64,189
U.S. Treasury 5-Year Note September Futures	964	9/22	108,907,392	108,886,813	(20,579)
U.S. Treasury 10-Year Note September Futures	47	9/22	5,617,100	5,614,297	(2,803)
U.S. Treasury Long Bond September Futures	79	9/22	11,052,434	11,015,563	(36,871)
U.S. Treasury Ultra Long Bond September Futures	91	9/22	14,310,606	14,173,250	(137,356)

					(2,558,050)

Contracts to Sell:
3-Month Euro-Euribor June Futures	76	6/22	20,497,788	20,450,415	47,373
90-Day Eurodollar March Futures	121	3/25	29,607,188	29,384,850	222,338
Euro-Bund June Futures	3	6/22	533,783	488,177	45,606
Japan Government 10-Year Bond June Futures	5	6/22	5,836,020	5,812,328	23,692
U.S. Treasury 10-Year Note September Futures	634	9/22	75,669,762	75,733,282	(63,520)
U.S. Treasury Long Bond September Futures	11	9/22	1,531,546	1,533,812	(2,266)
U.S. Treasury Ultra Long Bond September Futures	16	9/22	2,509,068	2,492,000	17,068
U.S. Ultra Long Bond September Futures	75	9/22	9,619,665	9,636,328	(16,663)

					273,628

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(2,284,422)

At May 31, 2022, Core Fixed Income Fund had deposited cash of $7,365,517 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2022, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	6,243,202	USD	4,670,134	CITI	$ 4,483,301	7/19/22	$(186,833)
British Pound	1,655,489	USD	2,162,550	CITI	2,086,749	7/19/22	(75,801)
Canadian Dollar	6,570,000	USD	5,251,085	CITI	5,193,114	7/19/22	(57,971)
Canadian Dollar	10,532,103	USD	8,431,078	CITI	8,324,871	7/19/22	(106,207)
Indonesian Rupiah	23,436,280,400	USD	1,629,443	CITI	1,606,123	7/19/22	(23,320)
Japanese Yen	521,992,622	USD	4,225,327	CITI	4,063,055	7/19/22	(162,272)
South African Rand	8,680,000	USD	588,291	CITI	551,544	7/19/22	(36,747)

							(649,151)

Contracts to Sell:
Australian Dollar	190,000	USD	133,164	CITI	136,441	7/19/22	(3,277)
Chinese Offshore Renminbi	14,290,752	USD	2,232,038	CITI	2,137,904	7/19/22	94,134
Euro	229,627	USD	251,384	CITI	247,160	7/19/22	4,224
Euro	1,991,000	NOK	18,965,440	CITI	2,143,022	7/19/22	(118,727)
Japanese Yen	595,000,000	USD	4,586,343	CITI	4,634,002	8/1/22	(47,659)
Mexican Peso	34,030,000	USD	1,690,906	CITI	1,712,830	7/19/22	(21,924)
Mexican Peso	16,412,905	USD	815,090	CITI	826,110	7/19/22	(11,020)
Mexican Peso	21,360,000	USD	1,034,102	CITI	1,075,113	7/19/22	(41,011)
Mexican Peso	22,239,000	USD	1,075,392	CITI	1,119,355	7/19/22	(43,963)

							(189,223)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(838,374)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2022, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.450%	5/15/27	6-Month	USD	3,581,000	$400,478	$(18,214)	$418,692
Receive	3-Month USD-LIBOR	1.250%	2/15/28	6-Month	USD	5,730,000	470,780	5,733	465,047
Receive	3-Month USD-LIBOR	1.350%	2/15/28	6-Month	USD	10,365,000	793,934	(37,165)	831,099
Receive	3-Month USD-LIBOR	1.630%	2/15/47	6-Month	USD	263,000	60,549	(2,889)	63,438
Receive	SOFR	1.130%	8/15/28	12-Month	USD	15,832,000	1,269,948	89,227	1,180,721
Receive	SOFR	1.520%	2/15/47	12-Month	USD	5,749,000	1,157,840	25,203	1,132,637
Receive	SOFR	1.630%	5/15/47	12-Month	USD	6,870,000	1,272,387	306,223	966,164
Receive	SOFR	1.650%	8/15/47	12-Month	USD	96,000	17,573	9,653	7,920
Receive	SOFR	1.729%	2/15/47	12-Month	USD	1,505,000	245,460	—	245,460
Receive	SOFR	1.733%	10/20/31	12-Month	USD	4,090,000	163,577	16,150	147,427
Receive	SOFR	2.000%	3/18/32	12-Month	USD	2,303,000	121,660	14,962	106,698
Pay	SOFR	2.470%	8/31/26	12-Month	USD	21,752,000	(131,321)	(163,155)	31,834
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	263,187	—	263,187

							$6,106,052	$245,728	$5,860,324

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2022, Core Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year United States Consumer Price Index for All Urban Consumers	2.950%	10/20/26	USD 4,090,000	$240,823	$(2,141)	$242,964
Receive	1-Year United States Consumer Price Index for All Urban Consumers	2.770%	10/20/31	USD 4,090,000	(263,569)	3,529	(267,098)

					$(22,746)	$1,388	$(24,134)

At May 31, 2022, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 38 5-Year Index, NR	(5.000%)	6/20/27	3-Month	4.615%	USD 1,030,000	$(26,411)	$(46,988)	$20,577

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America High Yield Series 38 5-Year Index, NR	1.000%	6/20/27	3-Month	0.798%	USD 22,080,000	$250,710	$171,401	$79,309

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At May 31, 2022, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $778,908 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
RUB	—	Russian Ruble
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9%
Advertising - 0.1%
$ 200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$162,879

Aerospace/Defense - 0.6%
266,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	252,752
308,000	B	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	309,310
190,000	B-	TransDigm Inc., Company Guaranteed Notes, 4.625% due 1/15/29	170,851

		Total Aerospace/Defense	732,913

Agriculture - 0.1%
90,000	BB+	Darling Ingredients Inc., Senior Unsecured Notes, 6.000% due 6/15/30(a)	91,688

Airlines - 3.0%
120,000	BB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	112,011
275,000	CCC	American Airlines Group Inc., Company Guaranteed Notes, 3.750% due 3/1/25(a)	244,823
604,000	B	American Airlines Inc., Senior Secured Notes, 11.750% due 7/15/25(a)	687,050
		American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes:
78,000	Ba2(b)	5.500% due 4/20/26(a)	77,196
201,000	Ba2(b)	5.750% due 4/20/29(a)	194,811
120,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	128,489
240,000	Baa1(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	239,941
179,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	176,747
310,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	315,059
300,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	261,150
192,747	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	202,206
174,300	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	169,065
		United Airlines Inc., Senior Secured Notes:
403,000	BB-	4.375% due 4/15/26(a)	390,656
472,000	BB-	4.625% due 4/15/29(a)	444,294

		Total Airlines	3,643,498

Auto Manufacturers - 1.7%
		Ford Motor Co., Senior Unsecured Notes:
120,000	BB+	9.000% due 4/22/25	133,780
130,000	BB+	3.250% due 2/12/32	109,295
777,000	BB+	4.750% due 1/15/43	643,197
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
220,000	BB+	4.950% due 5/28/27	219,244
550,000	BB+	4.000% due 11/13/30	495,206
341,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	338,442
195,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	164,117

		Total Auto Manufacturers	2,103,281

Auto Parts & Equipment - 0.9%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
210,000	B+	6.500% due 4/1/27	199,897
370,000	B+	5.000% due 10/1/29	329,483
452,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	361,035
192,000	B-	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	188,514

		Total Auto Parts & Equipment	1,078,929

Banks - 1.3%
230,000	B+	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	239,292
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	215,625
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	B+	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	212,902
200,000	B+	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	198,065

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Banks - 1.3% - (continued)
$ 360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	$295,469
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	467,916

		Total Banks	1,629,269

Beverages - 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	147,260

Biotechnology - 0.5%
333,000	B	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	304,970
270,000	NR	Halozyme Therapeutics Inc., Senior Unsecured Notes, 0.250% due 3/1/27	247,207

		Total Biotechnology	552,177

Building Materials - 1.0%
130,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	110,710
382,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	342,494
210,000	B+	SRM Escrow Issuer LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	196,424
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	245,524
100,000	BB	4.375% due 7/15/30(a)	89,659
250,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	236,282

		Total Building Materials	1,221,093

Chemicals - 1.3%
53,000	B-	ASP Unifrax Holdings Inc., Senior Secured Notes, 5.250% due 9/30/28(a)	47,953
321,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	294,307
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	136,907
307,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	297,029
300,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	279,799
190,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	186,155
386,000	B	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	328,360

		Total Chemicals	1,570,510

Coal - 0.2%
255,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	255,891

Commercial Services - 6.7%
200,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 8/1/29(a)	178,269
105,000	BB-	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	96,533
290,000	CCC-	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	258,112
110,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	109,209
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes:
830,000	B	4.625% due 6/1/28(a)	741,521
288,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	259,736
341,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	323,704
200,000	B+	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	169,439
90,000	NR	Chegg Inc., Senior Unsecured Notes, zero coupon due 9/1/26	70,200
		CoreCivic Inc., Company Guaranteed Notes:
50,000	BB-	4.625% due 5/1/23	50,023
340,000	BB-	8.250% due 4/15/26	351,026
310,000	B-	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	275,305
		Garda World Security Corp.:
217,000	B	Senior Secured Notes, 4.625% due 2/15/27(a)	195,669
119,000	CCC+	Senior Unsecured Notes, 6.000% due 6/1/29(a)	96,613
242,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	232,868
239,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	223,064
344,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	288,821
610,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	544,092
270,000	BB	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 5.875% due 10/1/30(a)	266,956
550,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	429,520

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Commercial Services - 6.7% - (continued)
		Prime Security Services Borrower LLC/Prime Finance Inc.:
$ 310,000	B-	Secured Notes, 6.250% due 1/15/28(a)	$285,990
351,000	BB-	Senior Secured Notes, 3.375% due 8/31/27(a)	314,680
469,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	416,526
524,000	B	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	460,153
400,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	391,370
222,000	CCC+	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	212,971
60,000	B+	Terminix Co. LLC (The), Senior Unsecured Notes, 7.450% due 8/15/27	67,918
290,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	259,282
		United Rentals North America Inc., Company Guaranteed Notes:
280,000	BB+	5.250% due 1/15/30	280,997
100,000	BB+	3.875% due 2/15/31	91,153
165,000	B+	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	117,049
100,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	92,972

		Total Commercial Services	8,151,741

Computers - 1.2%
350,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	299,139
435,000	CCC+	Condor Merger Sub Inc., Senior Unsecured Notes, 7.375% due 2/15/30(a)	379,873
330,000	B	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	313,805
235,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	222,054
220,000	B-	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	219,725

		Total Computers	1,434,596

Cosmetics/Personal Care - 0.3%
448,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	407,971

Distribution/Wholesale - 0.2%
56,244	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK), due 9/1/26(a)(e)	62,990
228,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	199,375

		Total Distribution/Wholesale	262,365

Diversified Financial Services - 4.8%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	392,248
160,000	BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.300% due 1/30/32	134,893
341,000	CCC	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	304,086
60,000	NR	Bread Financial Holdings Inc., Company Guaranteed Notes, 4.750% due 12/15/24(a)	56,926
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB-	6.250% due 4/15/28(a)	679,655
200,000	BB-	6.875% due 4/15/30(a)	187,587
444,000	B-	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	347,133
180,000	BB+	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	122,324
341,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26(a)	346,069
346,000	CCC+	Curo Group Holdings Corp., Senior Secured Notes, 7.500% due 8/1/28(a)	251,450
237,000	Ba2(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	238,193
272,000	B-	Enova International Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	244,634
668,721	B1(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK), due 9/15/24(a)(e)	541,166
174,000	BB-	goeasy Ltd., Company Guaranteed Notes, 4.375% due 5/1/26(a)	155,684
100,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	93,723
		LD Holdings Group LLC, Company Guaranteed Notes:
240,000	B	6.500% due 11/1/25(a)	200,843
190,000	B	6.125% due 4/1/28(a)	152,737
270,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	242,325
305,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	283,708
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
255,000	BB+	3.625% due 3/1/29(a)	221,452
460,000	BB+	3.875% due 3/1/31(a)	387,709

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Diversified Financial Services - 4.8% - (continued)
$ 127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	$131,180
210,000	B-	VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Unsecured Notes, 6.375% due 2/1/30(a)	178,857

		Total Diversified Financial Services	5,894,582

Electric - 1.3%
378,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	337,131
78,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	66,682
240,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	233,399
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB+	5.750% due 1/15/28	174,667
157,000	BB+	3.625% due 2/15/31(a)	138,018
354,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	333,112
346,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	324,276

		Total Electric	1,607,285

Electrical Components & Equipment - 0.4%
359,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	304,252
245,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	223,015

		Total Electrical Components & Equipment	527,267

Electronics - 0.5%
335,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	315,918
345,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	306,098

		Total Electronics	622,016

Energy - Alternate Sources - 0.2%
310,000	B-	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	278,901

Engineering & Construction - 0.6%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	239,825
160,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	142,150
340,000	B-	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	300,005

		Total Engineering & Construction	681,980

Entertainment - 2.8%
478,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	330,680
815,000	CCC-	AMC Entertainment Holdings Inc., Secured Notes, 10.000% due 6/15/26(a)	626,095
400,000	B	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	389,997
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	143,605
411,000	B	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	416,425
250,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	155,625
		Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
282,000	CCC+	5.625% due 9/1/29(a)	223,540
102,000	CCC+	5.875% due 9/1/31(a)	80,198
324,000	B	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	301,140
		SeaWorld Parks & Entertainment Inc.:
293,000	B-	Company Guaranteed Notes, 5.250% due 8/15/29(a)	262,896
255,000	BB-	Senior Secured Notes, 8.750% due 5/1/25(a)	265,497
107,000	BB-	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	101,633
148,000	B+	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	150,601

		Total Entertainment	3,447,932

Environmental Control - 0.5%
		Covanta Holding Corp., Company Guaranteed Notes:
299,000	B	4.875% due 12/1/29(a)	260,667
93,000	B	5.000% due 9/1/30	80,880
349,000	B+	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	301,326

		Total Environmental Control	642,873

Food - 1.8%
272,000	BB	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	267,109

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Food - 1.8% - (continued)
$ 550,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	$457,712
290,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	312,330
347,000	B+	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	341,715
254,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	228,838
580,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	522,658

		Total Food	2,130,362

Forest Products & Paper - 0.1%
242,000	BB	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	174,455

Healthcare - Products - 0.5%
		Mozart Debt Merger Sub Inc.:
432,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	391,090
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	203,697

		Total Healthcare - Products	594,787

Healthcare - Services - 2.4%
344,000	B	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.000% due 4/15/29(a)	336,645
110,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	89,997
190,000	CCC+	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	169,108
10,000	BBB-	Centene Corp., Senior Unsecured Notes, 3.375% due 2/15/30	9,206
		CHS/Community Health Systems Inc.:
442,000	CCC	Secured Notes, 6.125% due 4/1/30(a)	311,169
307,000	B	Senior Secured Notes, 5.625% due 3/15/27(a)	286,824
		HCA Inc., Company Guaranteed Notes:
371,000	BBB-	3.500% due 9/1/30	339,591
230,000	BBB-	7.500% due 11/6/33	271,141
110,000	BBB-	7.500% due 11/15/95	121,000
234,000	B	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	218,654
110,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	90,336
70,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	71,339
139,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	138,831
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.625% due 6/15/28(a)	231,316
330,000	CCC	U.S. Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	241,892

		Total Healthcare - Services	2,927,049

Home Builders - 0.7%
182,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	163,453
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	110,173
120,000	BB-	5.000% due 3/1/28(a)	108,618
225,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	212,037
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB	5.250% due 12/15/27(a)	185,879
130,000	BB	4.625% due 3/1/30(a)	108,594

		Total Home Builders	888,754

Insurance - 0.7%
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK), due 10/15/25(a)(e)	247,223
182,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	191,094
428,000	BB-	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	385,862

		Total Insurance	824,179

Internet - 1.1%
310,000	B	Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	269,111
300,000	B	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	244,320
490,000	B	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	437,761
		Match Group Holdings II LLC, Senior Unsecured Notes:
130,000	BB	4.625% due 6/1/28(a)	121,386

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Internet - 1.1% - (continued)
$ 140,000	BB	3.625% due 10/1/31(a)	$118,289
130,000	B-	Photo Holdings Merger Sub Inc., Senior Secured Notes, 8.500% due 10/1/26(a)	110,793

		Total Internet	1,301,660

Investment Companies - 0.1%
120,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	108,478

Iron/Steel - 1.1%
379,000	B	Allegheny Technologies Inc., Senior Unsecured Notes, 4.875% due 10/1/29	342,044
		Cleveland-Cliffs Inc.:
238,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	222,474
144,000	B-	Senior Unsecured Notes, 6.250% due 10/1/40	132,060
200,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	173,617
		Mineral Resources Ltd., Senior Unsecured Notes:
324,000	Ba3(b)	8.125% due 5/1/27(a)	335,316
83,000	Ba3(b)	8.000% due 11/1/27(a)	85,678
96,000	Ba3(b)	8.500% due 5/1/30(a)	97,530

		Total Iron/Steel	1,388,719

Leisure Time - 3.5%
		Carnival Corp.:
		Company Guaranteed Notes:
455,000	B	6.000% due 5/1/29(a)	385,262
330,000	B	10.500% due 6/1/30(a)	335,735
530,000	B	Senior Unsecured Notes, 5.750% due 3/1/27(a)	470,001
40,000	NR	Liberty TripAdvisor Holdings Inc., Senior Unsecured Notes, 0.500% due 6/30/51(a)	29,578
		NCL Corp., Ltd.:
		Company Guaranteed Notes:
428,000	B-	5.875% due 3/15/26(a)	383,798
50,000	NR	2.500% due 2/15/27(a)	40,375
330,000	B+	Senior Secured Notes, 5.875% due 2/15/27(a)	307,991
		Senior Unsecured Notes:
552,000	B-	3.625% due 12/15/24(a)	496,474
321,000	B-	7.750% due 2/15/29(a)	289,098
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
341,000	B	4.250% due 7/1/26(a)	291,850
102,000	B	5.500% due 4/1/28(a)	86,262
		Viking Cruises Ltd.:
134,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	113,900
259,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	282,937
489,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	416,745
333,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	292,929

		Total Leisure Time	4,222,935

Lodging - 2.1%
370,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	335,533
430,000	B	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	380,829
475,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	346,856
		Sands China Ltd., Senior Unsecured Notes:
200,000	BB+	3.800% due 1/8/26	175,925
400,000	BB+	3.250% due 8/8/31(a)	279,066
331,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	328,483
		Wynn Macau Ltd., Senior Unsecured Notes:
445,000	B+	5.625% due 8/26/28(a)	332,391
500,000	B+	5.125% due 12/15/29(a)	375,902

		Total Lodging	2,554,985

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Machinery - Construction & Mining - 0.2%
$ 240,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	$213,225

Machinery - Diversified - 0.1%
88,000	B+	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 4.125% due 12/15/28(a)	78,790

Media - 5.9%
		Altice Financing SA, Senior Secured Notes:
681,000	B	5.000% due 1/15/28(a)	617,534
200,000	B	5.750% due 8/15/29(a)	179,357
358,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	323,278
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
571,000	BB-	4.750% due 3/1/30(a)	529,497
160,000	BB-	4.500% due 8/15/30(a)	144,710
160,000	BB-	4.750% due 2/1/32(a)	143,016
680,000	BB-	4.500% due 5/1/32	598,536
		CSC Holdings LLC, Senior Unsecured Notes:
780,000	B+	5.750% due 1/15/30(a)	646,885
265,000	B+	4.625% due 12/1/30(a)	208,627
310,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	292,866
		DISH DBS Corp.:
770,000	B	Company Guaranteed Notes, 7.750% due 7/1/26	659,697
410,000	B+	Senior Secured Notes, 5.750% due 12/1/28(a)	336,149
65,000	CCC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	49,162
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	163,679
270,000	BB-	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	254,533
44,000	NR	Liberty Latin America Ltd., Senior Unsecured Notes, 2.000% due 7/15/24	39,485
100,000	BB+	News Corp., Senior Unsecured Notes, 3.875% due 5/15/29(a)	92,276
345,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	320,445
400,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29(a)	392,220
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	165,887
50,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	60,504
		Univision Communications Inc., Senior Secured Notes:
150,000	B+	9.500% due 5/1/25(a)	156,358
388,000	B+	6.625% due 6/1/27(a)	389,585
327,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	300,329
167,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	157,949

		Total Media	7,222,564

Metal Fabricate/Hardware - 0.2%
80,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	66,151
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	204,702

		Total Metal Fabricate/Hardware	270,853

Mining - 2.1%
251,000	B+	Constellium SE, Company Guaranteed Notes, 5.625% due 6/15/28(a)	241,302
730,000	B+	First Quantum Minerals Ltd., Company Guaranteed Notes, 6.875% due 10/15/27(a)	729,494
		FMG Resources August 2006 Pty Ltd.:
311,000	BB+	Company Guaranteed Notes, 4.500% due 9/15/27(a)	300,105
160,000	BB+	Senior Unsecured Notes, 6.125% due 4/15/32(a)	158,597
600,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	586,492
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	35,623
537,000	B	6.125% due 4/1/29(a)	482,237

		Total Mining	2,533,850

Miscellaneous Manufacturers - 0.0%
10,402	B-(g)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% cash), due 8/15/26(a)(e)	10,775

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Oil & Gas - 7.7%
$ 364,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	$370,012
		Apache Corp., Senior Unsecured Notes:
105,000	BB+	4.375% due 10/15/28	100,544
60,000	BB+	7.750% due 12/15/29	67,349
256,000	BB+	4.250% due 1/15/30	247,774
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	397,583
426,000	BB-	California Resources Corp., Company Guaranteed Notes, 7.125% due 2/1/26(a)	437,583
10,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	10,174
256,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	245,208
370,000	B+	Colgate Energy Partners III LLC, Senior Unsecured Notes, 5.875% due 7/1/29(a)	357,050
130,000	B+	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(a)	124,284
333,000	B+	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.250% due 5/1/26(a)	323,676
375,000	B+	Earthstone Energy Holdings LLC, Company Guaranteed Notes, 8.000% due 4/15/27(a)	381,313
120,000	BB+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 6.625% due 7/15/25(a)	124,339
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
405,000	BB+	5.750% due 2/1/29(a)	397,550
170,000	BB+	6.250% due 4/15/32(a)	166,034
280,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 7.125% due 2/1/27(a)	293,390
301,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.375% due 7/15/28	309,428
223,000	B	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	225,329
262,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	252,015
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	245,951
692,000	B+	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	696,726
		Occidental Petroleum Corp., Senior Unsecured Notes:
714,000	BB+	8.875% due 7/15/30	892,657
252,000	BB+	6.125% due 1/1/31	274,365
110,000	BB+	6.600% due 3/15/46	124,443
30,000	BB+	4.100% due 2/15/47	25,955
277,000	B	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	245,272
370,000	B+	Penn Virginia Holdings LLC, Company Guaranteed Notes, 9.250% due 8/15/26(a)	374,977
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	43,894
20,000	BB-	5.750% due 2/1/29	20,319
		Range Resources Corp., Company Guaranteed Notes:
300,000	BB-	8.250% due 1/15/29	325,485
140,000	BB-	4.750% due 2/15/30(a)	137,242
236,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	223,527
		Southwestern Energy Co., Company Guaranteed Notes:
341,000	BB+	5.375% due 2/1/29	343,830
259,000	BB+	4.750% due 2/1/32	252,606
344,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	333,135

		Total Oil & Gas	9,391,019

Oil & Gas Services - 0.6%
343,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	335,027
185,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	180,765
187,000	B+	Weatherford International Ltd., Senior Secured Notes, 6.500% due 9/15/28(a)	184,304

		Total Oil & Gas Services	700,096

Packaging & Containers - 0.5%
249,000	BB-	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30(a)	248,844
271,000	B-	LABL Inc., Senior Secured Notes, 5.875% due 11/1/28(a)	250,076
10,000	B-	Pactiv LLC, Senior Unsecured Notes, 8.375% due 4/15/27	9,711
51,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.000% due 4/15/29(a)	50,314

		Total Packaging & Containers	558,945

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Pharmaceuticals - 2.3%
$ 380,000	B	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	$328,444
		Bausch Health Cos., Inc.:
170,000	BB	Senior Secured Notes, 6.125% due 2/1/27(a)	155,380
430,000	B	Company Guaranteed Notes, 5.250% due 1/30/30(a)	252,326
324,000	B+	Embecta Corp., Senior Secured Notes, 5.000% due 2/15/30(a)	287,275
130,000	CC	Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes, 9.500% due 7/31/27(a)	31,850
460,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	331,619
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
400,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	384,625
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	440,548
210,000	CCC	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	164,692
450,000	BB-	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 5.125% due 5/9/29	413,226

		Total Pharmaceuticals	2,789,985

Pipelines - 6.3%
341,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	341,832
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
10,000	B+	7.625% due 12/15/25(a)	10,119
210,000	B+	6.625% due 7/15/26(a)	206,721
381,000	BB	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	355,556
150,000	BB+	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31	139,697
380,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	339,560
		DCP Midstream Operating LP, Company Guaranteed Notes:
324,000	BB+	5.625% due 7/15/27	335,525
190,000	BB+	6.750% due 9/15/37(a)	208,620
275,000	BB+	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	257,383
90,000	BB	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	84,251
		EQM Midstream Partners LP, Senior Unsecured Notes:
42,000	BB-	7.500% due 6/1/27(a)	42,000
369,000	BB-	5.500% due 7/15/28	349,980
248,000	BB-	7.500% due 6/1/30(a)	251,430
70,000	BB-	4.750% due 1/15/31(a)	60,860
170,000	BB-	6.500% due 7/15/48	145,246
900,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.500% due 10/1/25	871,569
460,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	462,300
409,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	385,376
473,000	B	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 6.750% due 1/15/27(a)	454,674
412,000	B	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	353,743
650,000	BB-	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	610,483
		NuStar Logistics LP, Company Guaranteed Notes:
100,000	BB-	5.750% due 10/1/25	101,273
238,000	BB-	6.375% due 10/1/30	233,321
90,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 8.500% due 10/15/26(a)	86,646
210,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	189,614
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB	3.875% due 8/15/29(a)	250,663
170,000	BB	3.875% due 11/1/33(a)	155,252
		Western Midstream Operating LP, Senior Unsecured Notes:
18,000	BBB-	4.500% due 3/1/28	17,726
270,000	BBB-	5.500% due 8/15/48	248,997
170,000	BBB-	5.750% due 2/1/50	151,013

		Total Pipelines	7,701,430

Real Estate - 1.1%
409,000	BB	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	412,354

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Real Estate - 1.1% - (continued)
$ 420,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	$406,889
		Kennedy-Wilson Inc., Company Guaranteed Notes:
150,000	BB	4.750% due 3/1/29	134,914
305,000	BB	4.750% due 2/1/30	272,553
160,000	B+	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.750% due 1/15/29(a)	142,575

		Total Real Estate	1,369,285

Real Estate Investment Trusts (REITs) - 4.1%
240,000	NR	AFC Gamma Inc., Senior Unsecured Notes, 5.750% due 5/1/27(a)(h)	229,886
534,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	452,795
120,000	BB-(g)	Blackstone Mortgage Trust Inc., Senior Unsecured Notes, 5.500% due 3/15/27	117,240
345,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	311,137
		Diversified Healthcare Trust:
180,000	BB	Company Guaranteed Notes, 9.750% due 6/15/25	189,208
300,000	BB-	Senior Unsecured Notes, 4.750% due 2/15/28	251,509
		GEO Group Inc. (The), Company Guaranteed Notes:
360,000	CCC	5.875% due 10/15/24	328,430
523,000	CCC	6.000% due 4/15/26	433,724
307,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	311,785
390,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	376,769
225,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	207,068
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
498,000	BB-	4.250% due 2/1/27(a)	450,273
130,000	BB-	4.750% due 6/15/29(a)	117,268
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
10,000	BBB-	4.625% due 8/1/29	9,540
160,000	BBB-	3.500% due 3/15/31	140,150
124,000	B+	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 5.875% due 10/1/28(a)	122,709
		Service Properties Trust:
131,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	116,652
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	175,779
545,000	B+	4.375% due 2/15/30	405,532
		Starwood Property Trust Inc., Senior Unsecured Notes:
200,000	BB-	3.625% due 7/15/26(a)	186,505
60,000	BB-	4.375% due 1/15/27(a)	56,637

		Total Real Estate Investment Trusts (REITs)	4,990,596

Retail - 4.9%
70,000	BB-	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	64,879
197,000	BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	181,795
		Bath & Body Works Inc., Company Guaranteed Notes:
20,000	BB	9.375% due 7/1/25(a)	21,611
300,000	BB	5.250% due 2/1/28	287,192
210,000	BB	6.625% due 10/1/30(a)	210,000
230,000	B+	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	102,865
227,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	219,494
565,000	CCC-	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	425,654
456,000	CCC	Carvana Co., Company Guaranteed Notes, 5.875% due 10/1/28(a)	321,430
456,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	410,195
268,000	B	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	269,500
600,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	585,657
337,000	B-	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	309,893
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
80,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	69,311

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Retail - 4.9% - (continued)
$ 220,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	$200,577
		FirstCash Inc., Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	407,517
294,000	BB	5.625% due 1/1/30(a)	280,858
200,000	BB+	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	165,061
94,000	CCC+	Foundation Building Materials Inc., Company Guaranteed Notes, 6.000% due 3/1/29(a)	76,783
136,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	117,860
		Michaels Cos Inc. (The):
30,000	B	Senior Secured Notes, 5.250% due 5/1/28(a)	24,728
260,000	CCC+	Senior Unsecured Notes, 7.875% due 5/1/29(a)	186,757
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	96,350
230,000	BB+	Nordstrom Inc., Senior Unsecured Notes, 5.000% due 1/15/44	184,430
367,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	266,752
202,000	B-	Party City Holdings Inc., Senior Secured Notes, 8.750% due 2/15/26(a)	153,479
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	147,880
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	92,388
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	83,245

		Total Retail	5,964,141

Software - 1.3%
70,000	BB-	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(a)	65,800
160,000	CCC+	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	142,925
170,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	149,205
605,000	CCC	Minerva Merger Sub Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	560,696
160,000	B	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	140,484
		Rackspace Technology Global Inc.:
110,000	B-	Company Guaranteed Notes, 5.375% due 12/1/28(a)	87,175
445,000	B+	Senior Secured Notes, 3.500% due 2/15/28(a)	380,991

		Total Software	1,527,276

Telecommunications - 4.3%
300,000	CCC+	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	296,785
		Altice France SA, Senior Secured Notes:
200,000	B	8.125% due 2/1/27(a)	200,954
490,000	B	5.125% due 7/15/29(a)	428,652
446,000	B	5.500% due 10/15/29(a)	387,735
		CommScope Inc.:
90,000	CCC+	Company Guaranteed Notes, 8.250% due 3/1/27(a)	78,862
170,000	B	Senior Secured Notes, 4.750% due 9/1/29(a)	149,813
200,000	CCC+	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	186,618
477,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	457,777
		Frontier Communications Holdings LLC:
100,000	CCC+	Secured Notes, 6.750% due 5/1/29(a)	88,307
80,000	B	Senior Secured Notes, 5.000% due 5/1/28(a)	74,560
303,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	299,166
560,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	540,716
		Lumen Technologies Inc., Senior Unsecured Notes:
210,000	BB-	5.125% due 12/15/26(a)	194,627
200,000	BB-	5.375% due 6/15/29(a)	171,642
330,000	BB+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	429,099
		Switch Ltd., Company Guaranteed Notes:
90,000	BB	3.750% due 9/15/28(a)	90,567
90,000	BB	4.125% due 6/15/29(a)	90,931
435,000	B	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	294,467

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 86.9% - (continued)
Telecommunications - 4.3% - (continued)
		T-Mobile USA Inc., Company Guaranteed Notes:
$ 20,000	BB+	3.500% due 4/15/31	$18,426
260,000	BB+	3.500% due 4/15/31(a)	239,535
80,000	BB+	Viavi Solutions Inc., Company Guaranteed Notes, 3.750% due 10/1/29(a)	72,313
260,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	236,600
219,000	CCC+	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	175,584

		Total Telecommunications	5,203,736

Transportation - 0.6%
341,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	331,614
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	255,066
184,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	175,903

		Total Transportation	762,583

Trucking & Leasing - 0.3%
375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(c)	364,457

		TOTAL CORPORATE BONDS & NOTES (Cost - $114,479,733)	105,918,866

SENIOR LOANS - 4.6%
58,800	NR	Acrisure LLC, (Restricted, cost - $58,701, acquired 1/31/20), 4.560% (1-Month USD-LIBOR + 3.500%) due 2/15/27(f)	56,301
29,480	NR	AmeriLife Holdings LLC, (Restricted, cost - $29,435, acquired 2/6/20), 4.800% (1-Month USD-LIBOR + 4.000%) due 3/18/27(f)	28,362
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $164,066, acquired 5/21/20), 2.810% (1-Month USD-LIBOR + 1.750%) due 3/11/25(f)	166,104
358,024	NR	Arctic Canadian Diamond Co., Ltd., (Restricted, cost - $358,024, acquired 2/2/21), 17.500% (3-Month USD-LIBOR + 3.750%) due 12/31/24(f)(h)(i)	321,255
245,301	NR	Asurion LLC, (Restricted, cost - $241,690, acquired 4/8/20), 4.310% (1-Month USD-LIBOR + 3.250%) due 12/23/26(f)	232,821
225,377	NR	CommScope Inc., (Restricted, cost - $219,537, acquired 4/17/20), 4.310% (1-Month USD-LIBOR + 3.250%) due 4/6/26(f)	214,671
323,400	NR	DCert Buyer Inc., (Restricted, cost - $316,446, acquired 4/17/20), 5.060% (1-Month USD-LIBOR + 4.000%) due 10/16/26(f)	316,528
590,000	NR	DCert Buyer Inc., (Restricted, cost - $588,758, acquired 2/16/21), 7.209% (1-Month USD-LIBOR + 7.000%) due 2/19/29(f)	581,150
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost - $79,130, acquired 3/5/20), 7.810% (1-Month USD-LIBOR + 6.750%) due 4/7/28(f)	78,500
265,275	NR	Equinox Holdings Inc., (Restricted, cost - $261,492, acquired 6/9/20), 10.006% (3-Month USD-LIBOR + 9.000%) due 3/8/24(f)	263,949
58,890	NR	EyeCare Partners LLC, (Restricted, cost - $58,849, acquired 2/5/20), 4.756% (3-Month USD-LIBOR + 3.750%) due 2/18/27(f)	55,230
480,000	NR	Garda World Security Corp., (Restricted, cost - $464,569, acquired 4/17/20), 5.260% (1-Month USD-LIBOR + 4.250%) due 10/30/26(f)	452,352
77,781	NR	Global Tel*Link Corp., (Restricted, cost - $75,940, acquired 8/16/19), 5.310% (1-Month USD-LIBOR + 4.250%) due 11/29/25(f)	73,643
237,009	NR	Great Outdoors Group LLC, (Restricted, cost - $237,009, acquired 11/24/21), 4.810% (1-Month USD-LIBOR + 1.750%) due 3/6/28(f)	225,781
320,000	NR	Mileage Plus Holdings LLC, (Restricted, cost - $315,345, acquired 6/25/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/21/27(f)	325,533
301,355	NR	Peraton Corp., (Restricted, cost - $300,119, acquired 2/23/21), 4.810% (1-Month USD-LIBOR + 3.750%) due 2/1/28(f)	292,992
244,987	NR	Phoenix Guarantor Inc., (Restricted, cost - $234,010, acquired 4/8/20), 4.310% (1-Month USD-LIBOR + 3.250%) due 3/5/26(f)	236,413
50,000	NR	Radiology Partners Inc., (Restricted, cost - $47,870, acquired 5/21/20), 5.196% (1-Month USD-LIBOR + 4.250%) due 7/9/25(f)	46,616
378,100	NR	Redstone HoldCo 2 LP, (Restricted, cost - $375,798, acquired 4/16/21), 5.934% (3-Month USD-LIBOR + 4.750%) due 4/27/28(f)	353,996
244,937	NR	Sedgwick Claims Management Services Inc. , (Restricted, cost - $232,485, acquired 4/30/20), 4.310% (1-Month USD-LIBOR + 3.250%) due 12/31/25(f)	235,139
72,108	NR	Spencer Spirit IH LLC, (Restricted, cost - $71,273, acquired 6/14/19), 7.060% (1-Month USD-LIBOR + 6.000%) due 6/19/26(f)(h)	71,522
48,857	NR	Terrier Media Buyer Inc., (Restricted, cost - $48,698, acquired 12/12/19), 4.560% (1-Month USD-LIBOR + 3.500%) due 12/17/26(f)	47,025
247,500	NR	Truck Hero Inc., (Restricted, cost - $247,500, acquired 1/20/21), 4.310% (1-Month USD-LIBOR + 3.250%) due 1/31/28(f)	225,596
305,316	NR	U.S. Renal Care Inc., (Restricted, cost - $304,932, acquired 1/7/21), (5.000% - 1-Month USD-LIBOR) due 6/26/26(f)	246,182
107,809	NR	Vericast Corp., (Restricted, cost - $97,455, acquired 3/5/21), 8.756% (3-Month USD-LIBOR + 7.750%) due 6/16/26(f)	86,281
313,721	NR	Verscend Holding Corp., (Restricted, cost - $304,803, acquired 4/8/20), 5.060% (1-Month USD-LIBOR + 4.000%) due 8/27/25(f)	308,231

		TOTAL SENIOR LOANS (Cost - $5,733,936)	5,542,173

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 4.444% (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	280,495
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 4.834% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	243,559
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 7.454% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	249,545
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 4.444% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	239,424
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 7.163% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	327,203
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 4.593% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	469,672
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 4.164% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	244,018
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 7.018% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	223,401

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5% - (continued)
$ 280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 4.794% (3-Month USD-LIBOR + 3.750%) due 10/15/34(a)(c)	$255,120
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 4.471% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	191,481
250,000	BBB-	Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 3.813% (3-Month USD-LIBOR + 2.750%) due 1/20/31(a)(c)	228,216
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 5.863% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	289,786
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 8.313% (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	212,077
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 7.334% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	234,515
310,000	Ba3(b)	THL Credit Wind River CLO Ltd., Series 2017-3A, Class ER, 8.094% (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	285,014
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 8.013% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	324,927

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,566,477)	4,298,453

Shares/Units
CONVERTIBLE PREFERRED STOCK - 0.4%
ENERGY - 0.4%
Pipelines - 0.4%
12,149		MPLX LP, (Restricted, cost - $394,843, acquired 12/16/20) 8.462%*(d)(f)(i) (Cost - $394,843)	455,587

COMMON STOCKS - 0.4%
CONSUMER CYCLICAL - 0.0%
Retail - 0.0%
1,771		Party City Holdco Inc.*	2,550

ENERGY - 0.4%
Oil & Gas - 0.4%
21,784		Berry Corp.	242,456
1,531		Oasis Petroleum Inc.	243,016

		Total Oil & Gas	485,472

		TOTAL COMMON STOCKS (Cost - $197,550)	488,022

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
6,200		B. Riley Financial Inc., 5.000% due 12/31/26	146,754
4,950		B. Riley Financial Inc., 5.250% due 8/31/28	113,405
12,150		B. Riley Financial Inc., 6.000% due 1/31/28	296,338

		TOTAL PREFERRED STOCKS (Cost - $582,500)	556,497

SOVEREIGN BONDS - 0.0%
Argentina - 0.0%
		Argentine Republic Government International Bonds:
9,647	CCC+	1.000% due 7/9/29	2,872
51,375	CCC+	0.500% due 7/9/30	15,131
94,124	CCC+	1.125% due 7/9/35	25,687

		TOTAL SOVEREIGN BONDS (Cost - $84,986)	43,690

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $126,040,025)	117,303,288

Face Amount/Units†
SHORT-TERM INVESTMENTS - 3.1%
TIME DEPOSITS - 3.1%
$ 2,946,488	Barclays Bank PLC - London, 0.400% due 6/1/22	2,946,488
837,183	Citibank - New York, 0.400% due 6/1/22	837,183
20,252	Royal Bank of Canada - Toronto, 0.400% due 6/1/22	20,252
176	Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	176

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,804,099)	3,804,099

	TOTAL INVESTMENTS - 99.4% (Cost - $129,844,124)	121,107,387

	Other Assets in Excess of Liabilities - 0.6%	731,484

	TOTAL NET ASSETS - 100.0%	$121,838,871

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $89,746,289 and represents 73.7% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2022, amounts to $5,997,760 and represents 4.9% of net assets.
(g)	Rating by Fitch Ratings Service.
(h)	Illiquid security.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2022, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 129,844,124	$ 1,921,742	$ (10,658,479)	$ (8,736,737)

Abbreviations used in this schedule:

CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.5%
Senior Loans	4.6
Collateralized Mortgage Obligations	3.5
Preferred Stocks	0.5
Common Stocks	0.4
Convertible Preferred Stock	0.4
Sovereign Bonds	0.0 *
Short-Term Investments	3.1

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Currency Abbreviation used in this schedule:

USD	—	United States Dollar

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 41.1%
Argentina - 0.0%
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$1,110
460,000	ARS	Provincia de Buenos Aires, 48.551% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	3,859

		Total Argentina	4,969

Australia - 0.4%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	67,855
200,000	AUD	1.000% due 11/21/31	116,489
500,000	AUD	1.750% due 6/21/51	235,988
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	184,333
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	111,602

		Total Australia	716,267

Canada - 1.7%
600,000	CAD	Canadian Government Bonds, 2.000% due 12/1/51	393,926
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,450,980

		Total Canada	2,844,906

Chile - 0.2%
$300,000		Chile Government International Bonds, 2.750% due 1/31/27	287,936

China - 0.4%
		China Government Bonds:
1,600,000	CNY	3.720% due 4/12/51	256,847
2,600,000	CNY	3.530% due 10/18/51	405,408

		Total China	662,255

France - 3.6%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,171,558
3,300,000	EUR	2.000% due 5/25/48(b)	3,460,990
1,650,000	EUR	0.750% due 5/25/52	1,220,848
500,000	EUR	0.500% due 5/25/72(b)	259,697

		Total France	6,113,093

Israel - 0.6%
1,300,000	ILS	Bank of Israel Bills - Makam, zero coupon due 2/8/23	389,502
2,000,000	ILS	Israel Government Bonds - Fixed, 1.000% due 3/31/30	540,682
200,000		State of Israel, 3.800% due 5/13/60	180,252

		Total Israel	1,110,436

Italy - 3.7%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	935,325
3,000,000	EUR	1.850% due 7/1/25(b)	3,226,920
950,000	EUR	1.700% due 9/1/51(b)	701,113
900,000	EUR	2.800% due 3/1/67(b)	816,832
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	576,260

		Total Italy	6,256,450

Japan - 17.6%
1,200,000		Development Bank of Japan Inc., 2.500% due 10/18/22	1,201,284
700,000,000	JPY	Japan Government Five Year Bonds, 0.005% due 3/20/27	5,437,527
920,000,000	JPY	Japan Government Ten Year Bonds, 0.100% due 6/20/31	7,072,679
		Japan Government Thirty Year Bonds:
190,000,000 J	PY	1.700% due 9/20/44	1,735,603
310,000,000	JPY	1.400% due 9/20/45	2,681,791
152,000,000	JPY	0.500% due 9/20/46	1,080,630

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 17.6% - (continued)
128,000,000	JPY	0.700% due 12/20/48	$932,404
380,000,000	JPY	0.500% due 3/20/49	2,621,208
125,000,000	JPY	0.700% due 6/20/51	898,576
140,000,000	JPY	0.700% due 12/20/51	1,003,071
		Japan Government Twenty Year Bonds:
120,000,000	JPY	1.300% due 6/20/35	1,035,197
181,000,000	JPY	1.200% due 9/20/35	1,543,901
190,000,000	JPY	1.000% due 12/20/35	1,582,566
40,000,000	JPY	0.400% due 3/20/36	307,998
112,655,400	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	925,588

		Total Japan	30,060,023

Malaysia - 0.6%
4,500,000	MYR	Malaysia Government Investment Issue, 4.369% due 10/31/28	1,051,895

Peru - 0.7%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	334,977
1,300,000	PEN	6.350% due 8/12/28(b)	334,978
800,000	PEN	5.940% due 2/12/29	199,861
400,000	PEN	5.940% due 2/12/29(b)	99,930
700,000	PEN	6.950% due 8/12/31(b)	181,299
200,000	PEN	5.350% due 8/12/40(b)	41,446

		Total Peru	1,192,491

Qatar - 0.4%
		Qatar Government International Bonds:
$ 500,000		3.875% due 4/23/23	505,838
200,000		4.400% due 4/16/50(b)	203,918

		Total Qatar	709,756

Romania - 0.2%
		Romanian Government International Bonds:
200,000	EUR	1.750% due 7/13/30(b)	169,484
100,000	EUR	2.000% due 4/14/33(b)	78,245
50,000	EUR	2.750% due 4/14/41(b)	36,352
200,000	EUR	2.875% due 4/13/42(b)	145,313

		Total Romania	429,394

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(b)	83,933
100,000	EUR	1.650% due 3/3/33(b)	76,059

		Total Serbia	159,992

Singapore - 2.6%
		Singapore Government Bonds:
200,000	SGD	2.875% due 7/1/29	148,181
2,800,000	SGD	2.875% due 9/1/30	2,071,462
3,300,000	SGD	1.625% due 7/1/31	2,204,224

		Total Singapore	4,423,867

Spain - 4.7%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	119,182
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(b)	427,113
1,500,000	EUR	1.400% due 7/30/28(b)	1,587,310
450,000	EUR	1.450% due 4/30/29(b)	473,975
2,700,000	EUR	1.250% due 10/31/30(b)	2,738,119
400,000	EUR	0.700% due 4/30/32(b)	371,575
400,000	EUR	1.850% due 7/30/35(b)	400,890

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Spain - 4.7% - (continued)
500,000	EUR	1.900% due 10/31/52(b)	$425,076
850,000	EUR	3.450% due 7/30/66(b)	981,401
800,000	EUR	1.450% due 10/31/71(b)	510,463

		Total Spain	8,035,104

Thailand - 0.6%
		Thailand Government Bonds:
41,200,000	THB	1.585% due 12/17/35	993,095
1,000,000	THB	3.300% due 6/17/38	28,468
3,800,000	THB	2.000% due 6/17/42	86,019

		Total Thailand	1,107,582

United Arab Emirates - 0.1%
$ 200,000		Abu Dhabi Government International Bonds, 3.875% due 4/16/50	189,480

United Kingdom - 2.9%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,928,168
700,000	GBP	3.500% due 1/22/45	1,041,584
500,000	GBP	1.750% due 1/22/49	548,404
1,400,000	GBP	0.625% due 10/22/50	1,129,287
300,000	GBP	1.250% due 7/31/51	287,630

		Total United Kingdom	4,935,073

		TOTAL SOVEREIGN BONDS (Cost - $81,592,704)	70,290,969

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.7%
71,047		A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(b)	70,519
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.906% (1-Month USD-LIBOR + 0.900%) due 8/25/35(c)	392,315
285,432	GBP	ALBA PLC, Series 2007-1, Class A3, 0.392% (Sterling Overnight Index Average + 0.289%) due 3/17/39(c)	343,820
400,000		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 2.536% (3-Month USD-LIBOR + 1.250%) due 11/2/30(b)(c)	397,241
400,000		Apidos CLO XXIV, Series 2016-24A, Class A1AL, 2.013% (3-Month USD-LIBOR + 0.950%) due 10/20/30(b)(c)	393,479
400,000		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 1.944% (3-Month USD-LIBOR + 0.900%) due 7/18/29(b)(c)	396,970
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 1.849% (SOFR + 1.450%) due 1/15/37(b)(c)	395,841
400,000		ARES L CLO Ltd., Series 2018-50A, Class AR, 2.094% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	391,831
358,849		ARES XL CLO Ltd., Series 2016-40A, Class A1RR, 1.914% (3-Month USD-LIBOR + 0.870%) due 1/15/29(b)(c)	356,000
428,540		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 1.486% (1-Month USD-LIBOR + 0.480%) due 5/25/35(c)	388,255
423,585		Atrium XII, Series 12A, Class AR, 1.966% (3-Month USD-LIBOR + 0.830%) due 4/22/27(b)(c)	420,463
237,468	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 1.690% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)	298,486
7,863		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.613% due 2/20/36(c)	7,712
452,167		Barings CLO Ltd., Series 2013-IA, Class AR, 1.863% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(c)	448,981
173,818		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 1.456% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	175,669
400,000		BDS Ltd., Series 2021-FL10, Class A, 2.286% (1-Month USD-LIBOR + 1.350%) due 12/16/36(b)(c)	386,653
		Bear Stearns Adjustable Rate Mortgage Trust:
2,108		Series 2003-5, Class 1A2, 2.923% due 8/25/33(c)	2,103
3,057		Series 2003-7, Class 6A, 2.470% due 10/25/33(c)	3,027
8,533		Series 2004-2, Class 22A, 2.657% due 5/25/34(c)	8,204
5,134		Series 2004-2, Class 23A, 2.846% due 5/25/34(c)	4,674
46,507		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.239% due 1/26/36(c)	39,116
400,000		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 2.124% (1-Month Term SOFR + 1.342%) due 2/15/39(b)(c)	393,755
29,642	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	31,735
258,438	EUR	BlueMountain Fuji Euro CLO II DAC, Series 2017-2A, Class AR, 0.650% (3-Month EURIBOR + 0.650%) due 7/15/30(b)(c)	273,710
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 7/22/32(b)(c)	312,463
225,380	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	238,121
250,000	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 0.780% (3-Month EURIBOR + 0.780%) due 10/15/31(b)(c)	263,486
400,000		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 2.063% (3-Month USD-LIBOR + 1.000%) due 4/20/31(b)(c)	391,693
		CIFC Funding Ltd.:
400,000		Series 2017-4A, Class A1R, 2.134% (3-Month USD-LIBOR + 0.950%) due 10/24/30(b)(c)	392,964
400,000		Series 2018-1A, Class A, 2.044% (3-Month USD-LIBOR + 1.000%) due 4/18/31(b)(c)	394,638

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.7% - (continued)
		Countrywide Alternative Loan Trust:
$ 4,163		Series 2005-21CB, Class A3, 5.250% due 6/25/35	$3,590
26,432		Series 2007-7T2, Class A9, 6.000% due 4/25/37	14,041
33,759		Series 2007-11T1, Class A12, 1.356% (1-Month USD-LIBOR + 0.350%) due 5/25/37(c)	13,163
19,257		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	12,394
		Countrywide Asset-Backed Certificates:
341,093		Series 2007-9, Class 2A4, 1.256% (1-Month USD-LIBOR + 0.250%) due 2/25/36(c)	331,511
52,193		Series 2007-12, Class 1A1, 1.746% (1-Month USD-LIBOR + 0.740%) due 8/25/47(c)	50,385
390,612		Series 2007-13, Class 1A, 1.846% (1-Month USD-LIBOR + 0.840%) due 10/25/47(c)	378,280
107,998		Series 2007-SEA2, Class 1A1, 3.006% (1-Month USD-LIBOR + 2.000%) due 8/25/47(b)(c)	107,551
		Countrywide Home Loan Mortgage Pass-Through Trust:
317		Series 2004-12, Class 11A1, 3.270% due 8/25/34(c)	318
44,927		Series 2005-2, Class 1A1, 1.646% (1-Month USD-LIBOR + 0.640%) due 3/25/35(c)	38,153
3,033		Series 2005-3, Class 2A1, 1.586% (1-Month USD-LIBOR + 0.580%) due 4/25/35(c)	2,822
51,078		Series 2005-9, Class 1A3, 1.466% (1-Month USD-LIBOR + 0.460%) due 5/25/35(c)	43,294
14,814		Series 2005-11, Class 3A1, 2.551% due 4/25/35(c)	12,355
9,682		Series 2005-HYB9, Class 3A2A, 1.985% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	8,154
512,663		Series 2007-4, Class 1A47, 6.000% due 5/25/37	277,045
92,291		Series 2007-19, Class 2A1, 6.500% due 11/25/47	57,199
		Credit Suisse Mortgage Capital Trust:
34,354		Series 2007-5R, Class A5, 6.500% due 7/26/36	10,661
89,811		Series 2021-INV1, Class A3, 2.500% due 7/25/56(b)(c)	79,122
136,220		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	35,949
300,000	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 0.650% (3-Month EURIBOR + 0.650%) due 10/15/31(b)(c)	315,207
444,957		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.756% (1-Month USD-LIBOR + 0.750%) due 10/25/47(c)	386,084
300,000	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	315,307
400,000		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 2.064% (3-Month USD-LIBOR + 1.020%) due 4/15/31(b)(c)	395,253
294,758		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 2.024% (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	292,651
400,000		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 2.134% (3-Month USD-LIBOR + 0.950%) due 10/25/30(b)(c)	392,003
409,954		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.056% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	402,044
125,527	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 1.187% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(c)	154,635
295,560	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.972% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(c)	367,103
397,553		Extended Stay America Trust, Series 2021-ESH, Class A, 1.955% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	389,213
		Federal Home Loan Mortgage Corp. (FHLMC):
15,434		Series T-35, Class A, 1.286% (1-Month USD-LIBOR + 0.280%) due 9/25/31(c)	15,342
21,399		Series T-62, Class 1A1, 1.524% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(c)	21,744
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
13,642		Series 2391, Class FJ, 1.375% (1-Month USD-LIBOR + 0.500%) due 4/15/28(c)	13,671
26,203		Series 2614, Class SJ, 17.257% (19.663% - 2.750% x 1-Month USD-LIBOR) due 5/15/33(d)	29,610
102,169		Series 4579, Class FD, 0.805% (1-Month USD-LIBOR + 0.350%) due 1/15/38(c)	101,727
102,169		Series 4579, Class SD, 1.552% due 1/15/38(c)(e)	5,981
4,361		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	4,624
		Federal National Mortgage Association (FNMA), REMICS:
4,509		Series 2003-34, Class A1, 6.000% due 4/25/43	4,805
6,388		Series 2006-48, Class TF, 1.406% (1-Month USD-LIBOR + 0.400%) due 6/25/36(c)	6,382
60,299		Series 2009-104, Class FA, 1.806% (1-Month USD-LIBOR + 0.800%) due 12/25/39(c)	61,011
30,404		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	32,357
39,134		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1.726% (1-Month USD-LIBOR + 0.720%) due 10/25/35(c)	39,041
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 2.366% (SOFR + 1.850%) due 2/23/39(b)(c)	393,387
400,000		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 2.014% (3-Month USD-LIBOR + 0.970%) due 10/15/30(b)(c)	393,646
500,000		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 2.134% (3-Month USD-LIBOR + 1.090%) due 7/15/31(b)(c)	492,480
17,105		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 2.893% due 11/19/35(c)	16,395

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.7% - (continued)
		Government National Mortgage Association (GNMA):
$ 279,250		Series 2016-H15, Class FA, 1.238% (1-Month USD-LIBOR + 0.800%) due 7/20/66(c)	$279,880
6,422		Series 2017-121, Class PE, 3.000% due 7/20/46	6,372
		GS Mortgage-Backed Securities Corp. Trust:
388,791		Series 2022-PJ2, Class A4, 2.500% due 6/25/52(b)(c)	341,559
896,000		Series 2022-PJ4, Class A4, 2.500% due 9/25/52(b)(c)	785,942
		GS Mortgage-Backed Securities Trust:
183,500		Series 2021-GR2, Class A2, 2.500% due 2/25/52(b)(c)	161,660
94,608		Series 2021-GR3, Class A2, 2.500% due 4/25/52(b)(c)	83,026
370,598		Series 2021-HP1, Class A2, 2.500% due 1/25/52(b)(c)	326,490
92,387		Series 2021-INV1, Class A2, 2.500% due 12/25/51(b)(c)	81,391
286,064		Series 2022-MM1, Class A2, 2.500% due 7/25/52(b)(c)	252,017
		GSR Mortgage Loan Trust:
2,968		Series 2003-1, Class A2, 2.880% (1-Year CMT Index + 1.750%) due 3/25/33(c)	2,971
48,973		Series 2005-AR7, Class 2A1, 3.016% due 11/25/35(c)	49,047
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 2.736% (3-Month USD-LIBOR + 1.450%) due 11/30/32(b)(c)	396,400
		Harborview Mortgage Loan Trust:
10,670		Series 2005-2, Class 2A1A, 1.368% (1-Month USD-LIBOR + 0.440%) due 5/19/35(c)	9,969
22,137		Series 2005-3, Class 2A1A, 1.408% (1-Month USD-LIBOR + 0.480%) due 6/19/35(c)	21,292
48,620		Series 2006-SB1, Class A1A, 1.174% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(c)	45,096
70,890		Series 2007-1, Class 2A1A, 1.188% (1-Month USD-LIBOR + 0.260%) due 3/19/37(c)	64,843
296,962	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 0.650% (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)	314,293
324,923	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.703% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(c)	409,667
29,199		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	29,148
		JP Morgan Mortgage Trust:
2,242		Series 2003-A2, Class 3A1, 2.194% due 11/25/33(c)	2,188
616		Series 2005-A1, Class 6T1, 2.292% due 2/25/35(c)	598
271,822		Series 2021-1, Class A3, 2.500% due 6/25/51(b)(c)	239,470
366,949		Series 2021-10, Class A3, 2.500% due 12/25/51(b)(c)	321,804
1,100,164		Series 2021-INV4, Class A2, 3.000% due 1/25/52(b)(c)	1,010,905
368,457		Series 2021-INV5, Class A2, 3.000% due 12/25/51(b)(c)	338,563
1,126,422		Series 2021-INV8, Class A2, 3.000% due 5/25/52(b)(c)	1,035,032
673,515		Series 2022-INV1, Class A3, 3.000% due 3/25/52(b)(c)	632,001
898,587		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(b)(c)	850,590
3,695		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 4.967% due 7/27/37(b)(c)	3,693
428,892		LCM XIII LP, Series 13A, Class AR3, 1.914% (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)	425,098
418,717	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 1.198% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(c)	500,373
400,000		LUXE Trust, Series 2021-TRIP, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 10/15/38(b)(c)	387,392
388,790		Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 1.794% (3-Month USD-LIBOR + 0.750%) due 4/15/29(b)(c)	382,958
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(b)	267,977
250,000		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 2.084% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	245,947
3,027		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 1.819% due 2/25/33(c)	2,790
127,773		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 1.760% (1-Month Term SOFR + 0.964%) due 7/15/36(b)(c)	126,408
243,481		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	235,469
392,155		MP CLO VII Ltd., Series 2015-1A, Class AR3, 1.934% (3-Month USD-LIBOR + 0.890%) due 10/18/28(b)(c)	385,165
		New Residential Mortgage Loan Trust:
231,545		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	225,466
231,763		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	224,465
453,791		Series 2021-INV1, Class A2, 2.500% due 6/25/51(b)(c)	401,984
506,942	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 1.026% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(c)	609,263
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 1.546% (1-Month USD-LIBOR + 0.540%) due 5/25/36(c)	377,489
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1.970% (1-Month USD-LIBOR + 1.095%) due 11/15/38(b)(c)	385,589
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 1.825% (1-Month USD-LIBOR + 0.950%) due 1/15/36(b)(c)	292,677
64,247		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 1.146% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	59,051
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 2.163% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	490,360

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.7% - (continued)
		Palmer Square Loan Funding Ltd.:
$ 333,290		Series 2021-3A, Class A1, 1.863% (3-Month USD-LIBOR + 0.800%) due 7/20/29(b)(c)	$329,555
365,685		Series 2021-4A, Class A1, 1.844% (3-Month USD-LIBOR + 0.800%) due 10/15/29(b)(c)	360,780
357,359		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(b)	338,924
		RALI Trust:
88,539		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	77,702
42,360		Series 2007-QO2, Class A1, 1.156% (1-Month USD-LIBOR + 0.150%) due 2/25/47(c)	18,136
55,282	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(b)	43,520
		Residential Asset Securitization Trust:
13,382		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	6,603
38,092		Series 2006-R1, Class A2, 1.406% (1-Month USD-LIBOR + 0.400%) due 1/25/46(c)	12,326
154,890	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 1.547% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	194,767
191,342	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 1.197% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(c)	232,919
1,155,558	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 1.351% (Sterling Overnight Index Average + 0.700%) due 8/28/56(b)	1,439,396
		RMAC Securities No 1 PLC:
357,206	GBP	Series 2006-NS3X, Class A2A, 0.245% (0.269% - Sterling Overnight Index Average) due 6/12/44(d)	432,864
185,712	GBP	Series 2006-NS1X, Class A2A, 0.245% (0.269% - Sterling Overnight Index Average) due 6/12/44(d)	226,513
300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 2.314% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	295,662
900,000		Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, 2.294% (3-Month USD-LIBOR + 1.110%) due 4/25/31(b)(c)	889,811
215,896		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 2.174% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	214,681
400,000		Sound Point CLO XVII, Series 2017-3A, Class A1R, 2.043% (3-Month USD-LIBOR + 0.980%) due 10/20/30(b)(c)	396,058
1,153,624		Soundview Home Loan Trust, Series 2006-3, Class A4, 1.506% (1-Month USD-LIBOR + 0.500%) due 11/25/36(c)	1,094,772
402,569	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 1.361% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	504,264
		Structured Adjustable Rate Mortgage Loan Trust:
2,870		Series 2004-1, Class 4A1, 2.463% due 2/25/34(c)	2,789
7,670		Series 2004-4, Class 3A2, 2.507% due 4/25/34(c)	7,683
25,068		Series 2004-19, Class 2A1, 1.724% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(c)	22,331
		Structured Asset Mortgage Investments II Trust:
27,301		Series 2005-AR2, Class 2A1, 1.466% (1-Month USD-LIBOR + 0.460%) due 5/25/45(c)	25,036
40,937		Series 2005-AR8, Class A1A, 1.566% (1-Month USD-LIBOR + 0.560%) due 2/25/36(c)	38,021
18,836		Series 2006-AR5, Class 1A1, 1.426% (1-Month USD-LIBOR + 0.420%) due 5/25/36(c)	15,463
117,060		Series 2007-AR4, Class A3, 1.226% (1-Month USD-LIBOR + 0.220%) due 9/25/47(c)	102,997
63,125		Series 2007-AR6, Class A1, 1.824% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(c)	59,440
49,993		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 1.286% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	48,537
57,209		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.988% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	57,130
400,000		TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, 1.974% (3-Month USD-LIBOR + 0.930%) due 7/15/30(b)(c)	395,535
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 2.124% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	390,560
449,490	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 1.361% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(c)	565,795
254,049	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 1.527% (Sterling Overnight Index Average + 0.900%) due 5/20/45(c)	319,277
		Towd Point Mortgage Trust:
720,369		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	698,931
194,315		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	188,775
161,154	GBP	Trinity Square PLC, Series 2021-1A, Class A, 1.300% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	202,027
394,348		US Capital Funding II Ltd./US Capital Funding II Corp., 2.036% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	389,419
		UWM Mortgage Trust:
477,239		Series 2021-INV3, Class A3, 2.500% due 11/25/51(b)(c)	419,534
287,652		Series 2021-INV4, Class A3, 2.500% due 12/25/51(b)(c)	254,210
97,285		Series 2021-INV5, Class A12, 3.000% due 1/25/52(b)(c)	89,545
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 2.446% (3-Month USD-LIBOR + 1.160%) due 7/30/32(b)(c)	392,306
72,953		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.924% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	72,501
206,452		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 1.878% (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	204,853
300,000		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 2.103% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	295,928
400,000		Voya CLO Ltd., Series 2017-1A, Class A1R, 1.994% (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	394,996

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.7% - (continued)
		WaMu Mortgage Pass-Through Certificates Trust:
$ 5,336		Series 2002-AR9, Class 1A, 1.724% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(c)	$5,136
1,406		Series 2003-AR5, Class A7, 3.189% due 6/25/33(c)	1,375
66,154		Series 2003-AR9, Class 2A, 2.383% due 9/25/33(c)	63,401
137,028		Series 2004-AR1, Class A, 2.462% due 3/25/34(c)	137,792
17,805		Series 2005-AR13, Class A1A1, 1.586% (1-Month USD-LIBOR + 0.580%) due 10/25/45(c)	17,274
24,245		Series 2006-AR10, Class 2A1, 2.768% due 9/25/36(c)	22,614
40,230		Series 2006-AR13, Class 2A, 1.723% (11th District Cost of Funds Index + 1.500%) due 10/25/46(c)	37,616
16,376		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.264% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(c)	10,660
48,031		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.608% due 12/25/32(c)	47,260
398,361		Wind River CLO Ltd., Series 2014-1A, Class ARR, 2.094% (3-Month USD-LIBOR + 1.050%) due 7/18/31(b)(c)	391,190

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $44,080,610)	42,150,632

CORPORATE BONDS & NOTES - 14.9%
Canada - 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(b)	103,469

Cayman Islands - 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	175,458

Denmark - 3.1%
		Jyske Realkredit AS, Covered Notes:
6,124,047	DKK	1.000% due 10/1/50	711,647
1	DKK	1.500% due 10/1/50	–
494,992	DKK	1.500% due 10/1/53	60,451
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1	DKK	1.500% due 10/1/37	–
9,800,748	DKK	1.000% due 10/1/50	1,122,540
1	DKK	1.500% due 10/1/50	–
398,025	DKK	1.500% due 10/1/53	46,932
		Nykredit Realkredit AS, Covered Notes:
20,004,025	DKK	1.000% due 10/1/50	2,293,353
1	DKK	1.500% due 10/1/50	–
3,939,950	DKK	1.000% due 10/1/53	455,001
3,187,319	DKK	1.500% due 10/1/53	378,115
		Realkredit Danmark AS, Covered Notes:
1	DKK	2.500% due 4/1/47	–
1,278,777	DKK	1.000% due 10/1/50	149,711
798,440	DKK	1.500% due 10/1/53	94,577

		Total Denmark	5,312,327

France - 1.0%
		BNP Paribas SA, Senior Unsecured Notes:
200,000		3.800% due 1/10/24(b)	200,856
200,000		2.159% (SOFR + 1.218%) due 9/15/29(b)(c)	172,175
300,000		5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(b)(c)	306,184
200,000		3.132% (SOFR + 1.561%) due 1/20/33(b)(c)	172,493
		Societe Generale SA:
200,000		Junior Subordinated Notes, 6.750% (5-Year USD Swap Rate + 3.929%)(b)(c)(f)	191,660
		Senior Unsecured Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(b)(c)	249,068
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(b)(c)	341,383

		Total France	1,633,819

Germany - 1.5%
		Deutsche Bank AG, Senior Unsecured Notes:
200,000		3.300% due 11/16/22	200,216
300,000		3.950% due 2/27/23	301,299
100,000	GBP	2.625% due 12/16/24	122,110

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Germany - 1.5% - (continued)
100,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(d)	$103,353
$ 350,000		3.961% (SOFR + 2.581%) due 11/26/25(c)	344,819
300,000	EUR	2.625% due 2/12/26	319,659
200,000	EUR	1.625% due 1/20/27	200,414
400,000		2.552% (SOFR + 1.318%) due 1/7/28(c)	356,485
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(d)	188,549
200,000		Deutsche Bank AG, (Restricted, cost - $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(c)(g)	166,295
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(b)(h)	276,477

		Total Germany	2,579,676

Ireland - 0.1%
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(b)	200,016

Italy - 0.2%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	98,900
100,000	EUR	Covered Notes, 0.875% due 10/8/26	102,836
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% - 5-Year EUR Swap Rate)(d)(f)	214,853

		Total Italy	416,589

Japan - 0.2%
200,000		Nissan Motor Co., Ltd., Senior Unsecured Notes, 4.345% due 9/17/27(b)	191,333
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	182,697

		Total Japan	374,030

Luxembourg - 0.1%
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	77,952

Netherlands - 0.3%
500,000		ING Groep NV, Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.862%)(c)(f)	401,400
52,525	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, step bond to yield, 6.500%(f)	59,150

		Total Netherlands	460,550

Portugal - 0.0%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(a)(i)	37,576
200,000	EUR	4.000% due 1/21/19(a)(i)	37,576

		Total Portugal	75,152

Qatar - 0.2%
		Qatar Energy, Senior Unsecured Notes:
200,000		2.250% due 7/12/31(b)	177,804
200,000		3.125% due 7/12/41(b)	167,857

		Total Qatar	345,661

Singapore - 0.1%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(b)	200,018

Spain - 0.3%
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 5.875% (5-Year EUR Swap Rate + 5.660%)(c)(f)	217,248
200,000	EUR	CaixaBank SA, Junior Subordinated Notes, 6.750% (5-Year EUR Swap Rate + 6.498%)(c)(f)	221,175

		Total Spain	438,423

Supranational - 0.5%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	350,356
800,000	AUD	0.500% due 8/10/23	558,989

		Total Supranational	909,345

Switzerland - 1.3%
		Credit Suisse Group AG:
		Junior Subordinated Notes:
200,000		6.250% (5-Year USD Swap Rate + 3.455%)(b)(c)(f)	194,408
200,000		7.500% (5-Year USD Swap Rate + 4.598%)(b)(c)(f)	201,444

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Switzerland - 1.3% - (continued)
		Senior Unsecured Notes:
$ 300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	$299,228
250,000		4.282% due 1/9/28(b)	240,961
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	234,561
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	252,374
400,000		5.125% due 5/15/24	406,710
400,000		UBS Group AG, Senior Unsecured Notes, 2.361% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(c)	400,498

		Total Switzerland	2,230,184

United Kingdom - 3.0%
600,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	610,543
600,000	GBP	Barclays PLC, Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(c)(f)	767,064
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	130,496
		HSBC Holdings PLC:
400,000		Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(f)	385,915
		Senior Unsecured Notes:
300,000		2.455% (3-Month USD-LIBOR + 1.000%) due 5/18/24(c)	300,179
400,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(c)	399,484
200,000		4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(c)	195,160
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	132,313
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(c)(f)	243,454
200,000		Senior Unsecured Notes, 3.900% due 3/12/24	201,233
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 4.250% due 12/8/23	251,314
		Nationwide Building Society, Senior Unsecured Notes:
200,000		3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	200,355
300,000		2.972% (SOFR + 1.290%) due 2/16/28(b)(c)	280,362
		NatWest Group PLC, Junior Subordinated Notes:
200,000	GBP	5.125% (5-Year UK Government Note Generic Bid Yield + 4.985%)(c)(f)	231,638
200,000		6.000% (5-Year CMT Index + 5.625%)(c)(f)	196,429
100,000	GBP	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27	125,222
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	406,131
94,401	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	132,084

		Total United Kingdom	5,189,376

United States - 2.8%
100,000	EUR	AT&T Inc., Junior Subordinated Notes, 2.875% (3.140% - 5-Year EURIBOR ICE Swap Rate)(d)(f)	102,546
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(c)(f)	189,156
		Broadcom Inc.:
81,000		Company Guaranteed Notes, 4.150% due 11/15/30	77,033
		Senior Unsecured Notes:
10,000		3.187% due 11/15/36(b)	8,038
108,793		4.926% due 5/15/37(b)	103,506
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	58,382
348,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	348,094
200,000		Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	204,739
		Fidelity National Information Services Inc.:
100,000	GBP	Senior Unsecured Notes, 1.700% due 6/30/22	125,984
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	107,278
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000		4.250% due 9/20/22	200,700
200,000		3.550% due 10/7/22	200,130
200,000		4.140% due 2/15/23	200,504
100,000	GBP	2.748% due 6/14/24	119,883
100,000	EUR	0.346% (0.700% - 3-Month EURIBOR) due 12/1/24(d)	102,043
400,000		5.125% due 6/16/25	401,125

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
United States - 2.8% - (continued)
$ 150,000	GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(b)	$137,782
	Goldman Sachs Group Inc.(The), Senior Unsecured Notes:
400,000	3.615% (SOFR + 1.846%) due 3/15/28(c)	389,816
600,000	3.102% (SOFR + 1.410%) due 2/24/33(c)	535,144
100,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	97,675
1,300,000	Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 12/28/17(a)	5,525
300,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(b)	304,896
	Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000	3.450% due 7/1/25	96,088
200,000	4.400% due 3/1/32	182,007
100,000	Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(b)	94,590
100,000	Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	100,203
300,000	Wells Fargo & Co., Senior Unsecured Notes, 3.908% (SOFR + 1.320%) due 4/25/26(c)	300,643

	Total United States	4,793,510

	TOTAL CORPORATE BONDS & NOTES (Cost - $29,628,575)	25,515,555

MORTGAGE-BACKED SECURITIES - 11.2%
FHLMC - 0.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
38,086	3.500% due 10/1/39	37,838
99,610	2.000% due 3/1/52	89,065

	Total FHLMC	126,903

FNMA - 11.1%
	Federal National Mortgage Association (FNMA):
390,216	3.500% due 10/1/34 - 6/1/50	387,328
12,250,000	3.500% due 7/1/52(j)	11,985,682
17,952	2.428% (1-Year CMT Index + 2.360%) due 11/1/34(c)	18,749
1,692	6.500% due 8/1/37	1,723
465,353	3.000% due 10/1/49 - 5/1/51	446,102
107,178	4.000% due 6/1/50	107,928
5,600,000	4.000% due 7/1/52(j)	5,590,487
497,525	2.000% due 3/1/52	444,858

	Total FNMA	18,982,857

GNMA - 0.0%
1,548	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,598

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $19,179,087)	19,111,358

U.S. GOVERNMENT OBLIGATIONS - 2.4%
	U.S. Treasury Bonds:
1,200,000	1.375% due 11/15/40	884,274
1,300,000	1.875% due 2/15/41	1,044,316
	U.S. Treasury Inflation Indexed Notes:
1,165,560	0.500% due 1/15/28(k)	1,200,131
321,807	0.125% due 7/15/31	321,348
600,000	U.S. Treasury Notes, 2.875% due 4/30/25(l)	602,578

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $4,492,340)	4,052,647

ASSET-BACKED SECURITIES - 0.5%
Automobiles - 0.2%
400,000	Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(b)	392,809

Student Loans - 0.3%
46,671	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.134% (3-Month USD-LIBOR + 0.950%) due 4/25/38(c)	46,746
400,000	SMB Private Education Loan Trust, Series 2022-B, Class A1B, 1.830% (SOFR + 1.450%) due 2/16/55(b)(c)	399,215

	Total Student Loans	445,961

	TOTAL ASSET-BACKED SECURITIES (Cost - $846,615)	$838,770

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MUNICIPAL BOND - 0.0%
United States - 0.0%
$ 100,000		New Jersey Transportation Trust Fund Authority, 4.131% due 6/15/42 (Cost - $116,695)	$86,847

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $179,936,626)	162,046,778

SHORT-TERM INVESTMENTS - 15.3%
SOVEREIGN BONDS - 10.0%
Israel - 2.1%
		Bank of Israel Bills - Makam:
3,200,000	ILS	0.010% due 11/2/22(m)	964,286
2,900,000	ILS	(0.020)% due 12/7/22(m)	873,939
5,700,000	ILS	0.868% due 4/5/23(m)	1,705,934

		Total Israel	3,544,159

Japan - 7.9%
		Japan Treasury Discount Bills:
360,000,000	JPY	(0.082)% due 7/4/22(m)	2,797,055
480,000,000	JPY	(0.098)% due 7/11/22(m)	3,729,570
80,000,000	JPY	(0.122)% due 7/19/22(m)	621,638
450,000,000	JPY	(0.119)% due 8/1/22(m)	3,496,671
130,000,000	JPY	(0.138)% due 8/8/22(m)	1,010,175
240,000,000	JPY	(0.122)% due 8/15/22(m)	1,864,862

		Total Japan	13,519,971

		TOTAL SOVEREIGN BONDS (Cost - $17,491,068)	17,064,130

TIME DEPOSITS - 3.3%
237,048	AUD	ANZ National Bank - London, 0.030% due 6/1/22	170,106
		BBH - Grand Cayman:
50,274	CHF	(1.460)% due 6/1/22	52,413
4,870	DKK	(0.620)% due 6/1/22	703
19,826	SEK	0.005% due 6/1/22	2,030
4,692	NOK	0.140% due 6/1/22	501
21,145	NZD	0.400% due 6/1/22	13,778
596,065	ZAR	5.700% due 6/1/22	38,098
50,750	GBP	BNP Paribas - Paris, 0.420% due 6/1/22	63,949
381,166	EUR	Citibank - London, (0.780)% due 6/1/22	409,220
452	HKD	HSBC Bank - Hong Kong, 0.000% due 6/1/22	58
115,350	SGD	HSBC Bank - Singapore, 0.120% due 6/1/22	84,200
156,014	CAD	Royal Bank of Canada - Toronto, 0.280% due 6/1/22	123,351
		Sumitomo Mitsui Banking Corp. - Tokyo:
19,295,766	JPY	(0.410)% due 6/1/22	149,887
4,542,546		0.400% due 6/1/22	4,542,546

		TOTAL TIME DEPOSITS (Cost - $5,650,840)	5,650,840

U.S. GOVERNMENT OBLIGATION - 2.0%
3,400,000		U.S. Treasury Bills, 0.634% due 7/19/22(m)(n) (Cost - $3,397,130)	3,397,130

		TOTAL SHORT-TERM INVESTMENTS (Cost - $26,539,038)	26,112,100

		TOTAL INVESTMENTS IN SECURITIES (Cost - $206,475,664)	188,158,878

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $32,257)	104,763

		TOTAL INVESTMENTS - 110.1% (Cost - $206,507,921)	188,263,641

		Liabilities in Excess of Other Assets - (10.1)%	(17,275,279)

		TOTAL NET ASSETS - 100.0%	$170,988,362

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $57,622,093 and represents 33.7% of net assets.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2022.
(e)	Interest only security.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2022, amounts to $166,295 and represents 0.1% of net assets.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is currently in default.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(m)	Rate shown represents yield-to-maturity.
(n)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.

At May 31, 2022, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 206,507,921	$ 9,249,785	$ (28,009,472)	$ (18,759,687)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	37.3%
Collateralized Mortgage Obligations	22.4
Corporate Bonds & Notes	13.6
Mortgage-Backed Securities	10.1
U.S. Government Obligations	2.2
Asset-Backed Securities	0.4
Municipal Bond	0.0 *
Purchased Options	0.1
Short-Term Investments	13.9

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At May 31, 2022, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$ 9,483	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.180%	$39,794

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	194,000,000	EUR	French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR97.00	$64,969

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost - $32,257)				$104,763

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$101,770		OTC Markit CDX North America High Yield Series 38 5-Year Index, Put	JPM	8/17/22	95.000%	$742
400,000	292,572		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	6/15/22	1.000%	20
800,000	585,144		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BNP	7/20/22	1.200%	263
500,000	365,715		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	6/15/22	1.100%	8
200,000	146,286		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	6/15/22	1.000%	10
300,000	236,949		OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Call	GSC	8/17/22	0.700%	242
900,000	710,847		OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	BOA	7/20/22	1.200%	434
800,000	631,864		OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	GSC	8/17/22	1.300%	698
100,000	392,159	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	JPM	6/15/22	5.000%	122
100,000	392,159	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	JPM	6/15/22	5.250%	74
100,000	392,159	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BNP	6/15/22	5.000%	123
1,100,000	845,152	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	6/15/22	1.000%	265
200,000	153,664	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	6/15/22	1.100%	19
600,000	460,992	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	7/20/22	1.200%	403
300,000	230,496	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	6/15/22	1.000%	72
1,300,000	998,816	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	6/15/22	1.100%	127
400,000	307,328	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	6/15/22	1.200%	18
600,000	460,992	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	7/20/22	1.200%	403
400,000	307,328	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	GSC	6/15/22	0.950%	150
500,000	384,160	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	JPM	7/20/22	1.100%	492
200,000	168,874	EUR	OTC Markit iTraxx Europe Series 37 5-Year Index, Put	BCLY	8/17/22	1.600%	106
900,000	759,933	EUR	OTC Markit iTraxx Europe Series 37 5-Year Index, Put	JPM	7/20/22	1.200%	840

			Total Credit Default Swaptions				$5,631

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Interest Rate Cap Option

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,000,000	3,540	EUR	OTC 1-Year Swaption, Call	GSC	4/11/23	0.550%	$551

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
700,000	2,478	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	BNP	4/11/23	0.550%	$386
400,000	1,416	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	BNP	4/28/23	0.700%	312
1,400,000	4,956	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/5/23	0.550%	762
1,400,000	4,956	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/11/23	0.550%	772
1,000,000	3,540	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	5/15/23	0.550%	581
400,000	1,416	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/24/23	0.700%	310
600,000	2,124	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/26/23	0.700%	469
700,000	2,478	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	BNP	4/11/23	2.100%	1,653
400,000	1,416	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	BNP	4/28/23	2.250%	873
1,400,000	4,956	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/5/23	2.100%	3,253
1,400,000	4,956	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/11/23	2.100%	3,306
1,000,000	3,540	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/11/23	2.100%	2,361
1,000,000	3,540	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	5/15/23	2.100%	2,647
400,000	1,416	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/24/23	2.250%	853
600,000	2,124	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/26/23	2.250%	1,296
1,500,000	21,135	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	3,911
600,000	$9,483		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	4/8/24	2.790%	4,221
400,000	6,322		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	10/13/23	2.920%	2,527
15,900,000	251,288		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/2/22	0.870%	38
400,000	6,322		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/20/23	2.150%	1,295
700,000	11,063		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/17/23	2.250%	2,509
700,000	11,063		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/2/24	2.697%	4,554
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/8/24	2.721%	1,334
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/27/23	2.841%	1,207
400,000	6,322		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/10/23	2.910%	2,619
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/13/23	2.920%	1,264
300,000	4,741		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/25/23	2.973%	2,022
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/20/23	3.018%	1,387
100,000	1,580		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/3/23	3.088%	749
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.140%	1,534
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.190%	1,595
100,000	1,580		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.225%	819
5,400,000	85,343		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.310%	41,718
600,000	9,483		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	4/8/24	2.790%	3,317
400,000	6,322		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	10/13/23	2.920%	1,902
15,900,000	251,288		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/2/22	1.270%	298,386
700,000	11,063		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/2/24	2.697%	4,132
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/8/24	2.721%	1,162
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/27/23	2.841%	1,022
400,000	6,322		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/10/23	2.910%	1,937
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/13/23	2.920%	951
300,000	4,741		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/25/23	2.973%	1,373
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/20/23	3.018%	876
100,000	1,580		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/3/23	3.088%	415
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.140%	787
200,000	3,161		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.190%	753
100,000	1,580		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.225%	365
400,000	6,322		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/20/23	3.650%	1,015
700,000	11,063		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/17/23	3.750%	1,616
200,000	708	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	DUB	8/8/22	0.350%	31
200,000	708	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	DUB	8/8/22	0.550%	3,171
5,500,000	86,924		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BOA	6/16/22	1.650%	102
5,500,000	86,924		OTC 2-Year Swaption, 3-Month USD-LIBOR, Put	BOA	6/16/22	2.400%	30,801
200,000	708	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	62,439
700,000	11,063		OTC 7-Year Swaption, 3-Month USD-LIBOR, Call	GSC	8/18/22	2.370%	4,150
700,000	11,063		OTC 7-Year Swaption, 3-Month USD-LIBOR, Put	GSC	8/18/22	3.070%	2,800
900,000	14,224		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	BOA	8/19/22	2.310%	4,915
900,000	14,224		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	8/19/22	3.010%	6,371

			Total Interest Rate Swaptions				$529,926

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
13	$3,155,425	1-Year SOFR June Futures, Call	BNP	6/10/22	$98.13	$81
13	3,155,425	1-Year SOFR June Futures, Put	BNP	6/10/22	$97.38	12,025
3	729,413	3-Month SOFR December Futures, Call	BNP	12/15/23	$98.00	2,362
3	729,413	3-Month SOFR December Futures, Put	BNP	12/15/23	$96.50	2,888
100,000	194,000,000	OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Call	JPM	7/7/22	$100.22	489

		Total Options on Futures				$17,845

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $279,664)				$553,953

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 100,000	3.500% due 7/1/137(a)	$100,459
2,100,000	2.000% due 6/1/37(a)	1,983,995
14,450,000	2.000% due 6/1/52(a)	12,818,731
13,100,000	2.500% due 6/1/52(a)	12,055,070
2,400,000	3.000% due 6/1/52(a)	2,288,250

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $29,098,848)	$29,246,505

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond June Futures	30	6/22	$2,815,380	$2,631,107	$(184,273)
Australian Government 3-Year Bond June Futures	54	6/22	4,333,326	4,214,323	(119,003)
Euro-BTP September Futures	93	9/22	12,607,628	12,440,662	(166,966)
Euro-Bund June Futures	6	6/22	994,970	976,354	(18,616)
Euro-Buxl 30-Year Bond September Futures	11	9/22	2,092,060	2,053,453	(38,607)
Euro-OAT June Futures	34	6/22	5,772,232	5,259,631	(512,601)
Euro-Schatz Note September Futures	169	9/22	19,866,146	19,848,453	(17,693)
U.S. Treasury 10-Year Note September Futures	13	9/22	1,547,203	1,552,891	5,688
U.S. Treasury Ultra Long Bond September Futures	2	9/22	315,480	311,501	(3,979)
U.S. Ultra Long Bond September Futures	1	9/22	128,273	128,484	211

					(1,055,839)

Contracts to Sell:
Canada Government 10-Year Bond September Futures	10	9/22	1,014,042	1,004,190	9,852
Euro-Bobl September Futures	76	9/22	10,255,499	10,217,150	38,349
U.S. Treasury 5-Year Note September Futures	12	9/22	1,353,713	1,355,437	(1,724)
U.S. Treasury Long Bond September Futures	11	9/22	1,532,868	1,533,813	(945)
United Kingdom Treasury 10-Year Gilt September Futures	14	9/22	2,083,008	2,045,873	37,135

					82,667

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(973,172)

At May 31, 2022, International Fixed Income Fund had deposited cash of $220,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	1,714,871	USD	361,825	BNP	$360,824	6/2/22	$(1,001)
Brazilian Real	1,714,871	USD	362,636	GSC	360,824	6/2/22	(1,812)
Brazilian Real	1,714,871	USD	345,163	GSC	357,335	7/5/22	12,172
British Pound	12,022,189	USD	15,198,451	BOA	15,149,042	6/6/22	(49,409)
British Pound	189,000	USD	230,226	JPM	238,157	6/6/22	7,931
British Pound	169,000	USD	210,986	UBS	212,956	6/6/22	1,970
Canadian Dollar	3,876,753	USD	3,055,208	BOA	3,065,112	6/2/22	9,904
Chilean Peso	345,801,800	USD	392,689	BNP	416,213	7/15/22	23,524
Chinese Offshore Renminbi	680,000	USD	101,692	BNP	101,809	6/24/22	117
Chinese Offshore Renminbi	2,183,000	USD	320,031	UBS	326,837	6/24/22	6,806
Danish Krone	710,000	USD	101,166	BOA	102,627	7/1/22	1,461
Danish Krone	700,000	USD	104,423	GSC	101,182	7/1/22	(3,241)
Danish Krone	1,305,000	USD	184,753	JPM	188,633	7/1/22	3,880
Danish Krone	1,270,000	USD	180,687	UBS	183,573	7/1/22	2,886
Euro	105,000	USD	110,613	BCLY	112,728	6/2/22	2,115
Euro	184,000	USD	192,039	BNP	197,542	6/2/22	5,503
Euro	467,000	USD	493,498	BOA	501,371	6/2/22	7,873
Euro	286,000	USD	306,602	BOA	307,050	6/2/22	448
Euro	2,455,000	USD	2,585,090	BOA	2,635,687	6/2/22	50,597
Euro	481,000	USD	499,295	JPM	516,401	6/2/22	17,106
Euro	174,000	USD	183,304	JPM	186,806	6/2/22	3,502
Euro	101,000	USD	107,798	SCB	108,433	6/2/22	635
Euro	226,000	USD	238,390	SCB	242,634	6/2/22	4,244
Euro	26,056,764	USD	27,958,908	SOG	27,974,530	6/2/22	15,622
Indonesian Rupiah	4,073,431,320	USD	279,615	JPM	279,321	6/16/22	(294)
Indonesian Rupiah	3,909,211,764	USD	266,622	HSBC	267,718	8/10/22	1,096
Japanese Yen	116,000,000	USD	894,949	BNP	901,076	6/2/22	6,127
Japanese Yen	3,748,105,183	USD	29,431,529	HSBC	29,114,889	6/2/22	(316,640)
Malaysian Ringgit	921,130	USD	210,328	BCLY	210,313	6/15/22	(15)
Malaysian Ringgit	1,290,812	USD	293,901	BCLY	294,719	6/15/22	818
Malaysian Ringgit	343,811	USD	78,496	GSC	78,499	6/15/22	3
Malaysian Ringgit	1,396,014	USD	317,709	GSC	318,738	6/15/22	1,029
Malaysian Ringgit	930,629	USD	220,330	BNP	212,458	6/22/22	(7,872)
Malaysian Ringgit	2,150,567	USD	509,758	BNP	490,963	6/22/22	(18,795)
Malaysian Ringgit	407,067	USD	96,918	BNP	92,931	6/22/22	(3,987)
Malaysian Ringgit	187,721	USD	44,515	BNP	42,856	6/22/22	(1,659)
Malaysian Ringgit	362,960	USD	85,766	BNP	82,862	6/22/22	(2,904)
Malaysian Ringgit	95,347	USD	22,716	BNP	21,767	6/22/22	(949)
Malaysian Ringgit	575,063	USD	136,979	BOA	131,284	6/22/22	(5,695)
Malaysian Ringgit	199,072	USD	47,100	HSBC	45,447	6/22/22	(1,653)
Malaysian Ringgit	974,105	USD	222,882	GSC	222,374	9/21/22	(508)
Malaysian Ringgit	3,951,768	USD	902,230	GSC	902,130	9/21/22	(100)
Mexican Peso	1,426,837	USD	68,126	BOA	72,309	6/15/22	4,183
Mexican Peso	2,117,000	USD	101,461	GSC	107,286	6/15/22	5,825
Mexican Peso	7,076,806	USD	338,321	BNP	357,403	7/1/22	19,082
Mexican Peso	4,007,000	USD	196,189	GSC	201,835	7/15/22	5,646
Norwegian Krone	955,000	USD	101,570	BOA	101,886	6/2/22	316
Norwegian Krone	995,000	USD	103,018	DUB	106,154	6/2/22	3,136
Norwegian Krone	14,895,000	USD	1,573,936	HSBC	1,589,106	6/2/22	15,170
Norwegian Krone	16,819,858	USD	1,783,767	UBS	1,795,025	7/5/22	11,258
Peruvian Sol	194,858	USD	51,000	BNP	52,084	8/8/22	1,084
Peruvian Sol	192,780	USD	51,000	BNP	51,529	8/8/22	529
Peruvian Sol	335,064	USD	82,081	BNP	89,029	10/5/22	6,948
South African Rand	2,813,000	USD	183,603	BOA	179,483	6/15/22	(4,120)
South African Rand	1,936,295	USD	126,357	GSC	123,545	6/15/22	(2,812)
South African Rand	1,573,000	USD	100,351	JPM	100,365	6/15/22	14
Swiss Franc	244,000	USD	250,403	BOA	254,379	6/2/22	3,976
Swiss Franc	232,000	USD	231,909	SCB	241,868	6/2/22	9,959
Swiss Franc	291,000	USD	299,394	UBS	303,378	6/2/22	3,984

							(144,987)

Contracts to Sell:
Australian Dollar	83,000	USD	58,511	BCLY	59,561	6/2/22	(1,050)
Australian Dollar	60,000	USD	42,630	BNP	43,056	6/2/22	(426)
Brazilian Real	1,714,871	USD	362,636	BNP	360,824	6/2/22	1,812
Brazilian Real	1,714,871	USD	348,339	GSC	360,825	6/2/22	(12,486)
British Pound	12,358,189	USD	15,548,727	DUB	15,572,432	6/6/22	(23,705)
British Pound	22,000	USD	26,790	JPM	27,722	6/6/22	(932)
British Pound	12,022,189	USD	15,200,699	BOA	15,151,982	7/5/22	48,717
Canadian Dollar	449,000	USD	347,997	BOA	354,997	6/2/22	(7,000)
Canadian Dollar	740,330	USD	577,017	HSBC	585,333	6/2/22	(8,316)
Canadian Dollar	420,963	USD	327,794	HSBC	332,830	6/2/22	(5,036)
Canadian Dollar	64,000	USD	49,799	JPM	50,601	6/2/22	(802)
Canadian Dollar	480,613	USD	374,242	SCB	379,991	6/2/22	(5,749)
Canadian Dollar	1,724,597	USD	1,344,988	SCB	1,363,534	6/2/22	(18,546)
Canadian Dollar	3,877,303	USD	3,055,208	BOA	3,065,001	7/5/22	(9,793)
Chinese Offshore Renminbi	6,357,684	USD	931,470	JPM	951,868	6/24/22	(20,398)
Chinese Offshore Renminbi	3,927,021	USD	574,361	JPM	587,951	6/24/22	(13,590)
Chinese Offshore Renminbi	974,815	USD	151,000	BNP	145,566	3/15/23	5,434
Chinese Offshore Renminbi	2,538,712	USD	393,000	GSC	379,098	3/15/23	13,902
Chinese Offshore Renminbi	1,232,086	USD	183,592	HSBC	183,971	5/10/23	(379)
Chinese Offshore Renminbi	7,432,881	USD	1,149,000	BOA	1,109,844	5/19/23	39,156
Chinese Offshore Renminbi	814,716	USD	126,000	DUB	121,650	5/19/23	4,350
Danish Krone	11,180,000	USD	1,673,984	BCLY	1,616,021	7/1/22	57,963
Danish Krone	720,000	USD	101,746	BOA	104,073	7/1/22	(2,327)
Danish Krone	16,314,459	USD	2,431,511	DUB	2,358,186	7/1/22	73,325
Danish Krone	12,862,938	USD	1,901,013	DUB	1,859,283	7/1/22	41,730
Euro	698,000	USD	736,209	BCLY	749,373	6/2/22	(13,164)
Euro	397,000	USD	420,170	BCLY	426,219	6/2/22	(6,049)
Euro	435,000	USD	453,623	BCLY	467,016	6/2/22	(13,393)
Euro	423,000	USD	445,571	JPM	454,133	6/2/22	(8,562)
Euro	28,582,764	USD	30,089,161	UBS	30,686,442	6/2/22	(597,281)
Euro	26,056,764	USD	28,006,018	SOG	28,025,740	7/5/22	(19,722)
Indonesian Rupiah	8,053,353,967	USD	543,129	JPM	551,524	8/10/22	(8,395)
Israeli New Shekel	1,114,220	USD	342,700	BNP	335,916	6/15/22	6,784
Israeli New Shekel	761,637	USD	234,001	SOG	229,619	6/15/22	4,382
Israeli New Shekel	2,599,740	USD	842,035	GSC	790,709	11/2/22	51,326
Israeli New Shekel	300,000	USD	96,923	GSC	91,245	11/2/22	5,678
Israeli New Shekel	300,000	USD	96,844	GSC	91,244	11/2/22	5,600
Israeli New Shekel	2,500,000	USD	789,540	DUB	762,122	12/7/22	27,418
Israeli New Shekel	400,080	USD	129,728	JPM	121,964	12/7/22	7,764
Israeli New Shekel	1,293,890	USD	391,898	BNP	396,140	2/8/23	(4,242)
Israeli New Shekel	1,785,600	USD	544,274	BOA	548,625	4/5/23	(4,351)
Israeli New Shekel	3,874,650	USD	1,163,733	JPM	1,190,485	4/5/23	(26,752)
Japanese Yen	3,863,516,553	USD	30,226,276	BCLY	30,011,392	6/2/22	214,884
Japanese Yen	360,000,000	USD	2,958,823	BOA	2,800,404	7/5/22	158,419
Japanese Yen	3,743,042,960	USD	29,431,529	HSBC	29,116,758	7/5/22	314,771
Japanese Yen	480,000,000	USD	3,940,337	BCLY	3,734,867	7/11/22	205,470
Japanese Yen	80,000,000	USD	648,758	HSBC	622,699	7/19/22	26,059
Japanese Yen	450,000,000	USD	3,513,144	BCLY	3,504,707	8/1/22	8,437
Japanese Yen	130,000,000	USD	1,000,878	BOA	1,012,908	8/8/22	(12,030)
Japanese Yen	240,000,000	USD	1,865,940	JPM	1,870,790	8/15/22	(4,850)
Malaysian Ringgit	3,951,768	USD	903,674	GSC	902,267	6/15/22	1,407
Malaysian Ringgit	15,081,318	USD	3,591,389	BNP	3,442,975	9/28/22	148,414
Mexican Peso	6,595,000	USD	324,141	BNP	334,223	6/15/22	(10,082)
Mexican Peso	1,166,000	USD	58,636	UBS	59,091	6/15/22	(455)
Mexican Peso	7,858,000	USD	357,733	BNP	393,930	8/9/22	(36,197)
New Zealand Dollar	75,000	USD	48,204	BOA	48,870	6/2/22	(666)
Norwegian Krone	16,824,576	USD	1,783,767	UBS	1,794,966	6/2/22	(11,199)
Peruvian Sol	432,956	USD	107,125	BOA	115,885	7/26/22	(8,760)
Peruvian Sol	4,745,999	USD	1,247,732	JPM	1,268,582	8/8/22	(20,850)
Polish Zloty	56,000	USD	12,900	BNP	13,092	6/15/22	(192)
Polish Zloty	31,633	USD	6,936	DUB	7,396	6/15/22	(460)
Singapore Dollar	100,000	USD	73,808	BCLY	72,993	6/15/22	815
Singapore Dollar	805,000	USD	593,460	BCLY	587,594	6/15/22	5,866
Singapore Dollar	471,000	USD	347,339	BCLY	343,797	6/15/22	3,542
Singapore Dollar	72,000	USD	52,769	BCLY	52,555	6/15/22	214
Singapore Dollar	1,962,279	USD	1,438,695	BNP	1,432,326	6/15/22	6,369
Singapore Dollar	253,000	USD	185,953	BOA	184,672	6/15/22	1,281
Singapore Dollar	109,000	USD	80,114	HSBC	79,563	6/15/22	551
Singapore Dollar	2,705,371	USD	1,990,020	SCB	1,974,730	6/15/22	15,290
Swiss Franc	118,000	USD	117,525	BNP	123,020	6/2/22	(5,495)
Swiss Franc	99,000	USD	99,954	BOA	103,211	6/2/22	(3,257)
Swiss Franc	115,000	USD	115,412	HSBC	119,891	6/2/22	(4,479)
Swiss Franc	67,000	USD	67,330	SCB	69,850	6/2/22	(2,520)
Thai Baht	3,791,540	USD	111,467	BCLY	110,570	6/15/22	897
Thai Baht	1,753,890	USD	51,000	BCLY	51,147	6/15/22	(147)
Thai Baht	24,344,568	USD	701,108	GSC	709,939	6/15/22	(8,831)
Thai Baht	4,500,246	USD	129,559	GSC	131,236	6/15/22	(1,677)
Thai Baht	2,691,303	USD	77,804	JPM	78,484	6/15/22	(680)
Thai Baht	1,743,027	USD	51,000	UBS	50,830	6/15/22	170

							542,924

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$397,937

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.514%	PAM*	9/20/22	BNP	USD 4,000,000	$556,694	$1,071	$555,623
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.503%	PAM*	6/20/22	GSC	USD 4,500,000	609,849	1,296	608,553

							$1,166,543	$2,367	$1,164,176

*	PAM - paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Pay	3-Month MYR-KLIBOR	3.750%	6/15/25	BOA	MYR	3,100,000	$5,088	$(1,501)	$6,589
Pay	3-Month MYR-KLIBOR	4.000%	6/15/27	BOA	MYR	2,900,000	10,534	(7,674)	18,208
Pay	3-Month MYR-KLIBOR	4.000%	6/15/27	GSC	MYR	3,400,000	12,349	(5,773)	18,122
Receive	3-Month MYR-KLIBOR	3.250%	3/16/32	BOA	MYR	5,200,000	67,974	16,482	51,492
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	BOA	MYR	100,000	793	(17)	810
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	SCB	MYR	400,000	3,173	(1,240)	4,413
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	BNP	THB	14,500,000	11,595	2,281	9,314
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	BOA	THB	400,000	319	60	259
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	GSC	THB	3,400,000	2,719	609	2,110

							$114,544	$3,227	$111,317

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	6/19/22	6-Month	JPY	30,000,000	$(45)	$—	$(45)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	6/19/22	6-Month	JPY	80,000,000	(119)	—	(119)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	12/15/26	12-Month	JPY	90,000,000	(4,186)	(3,627)	(559)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	580,000,000	(148,238)	(20,750)	(127,488)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	270,000,000	(58,563)	(65,996)	7,433
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month	JPY	410,000,000	(20,761)	55,540	(76,301)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(3,900)	(1,479)	(2,421)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(66,998)	(28,522)	(38,476)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(15,473)	(4,225)	(11,248)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	6/19/22	6-Month	JPY	410,000,000	615	2	613
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	28,548	(20,457)	49,005
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	20,000,000	17,902	13,433	4,469
Receive	China 7-Day Reverse Repo Index	2.500%	9/15/26	3-Month	CNY	15,400,000	(15,423)	14,710	(30,133)
Receive	China 7-Day Reverse Repo Index	2.750%	9/15/26	3-Month	CNY	13,500,000	(36,099)	(10,868)	(25,231)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/15/24	PAM*	INR	1,065,400,000	(199,146)	(137,757)	(61,389)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/16/27	6-Month	INR	231,500,000	144,826	117,983	26,843
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/16/32	6-Mo-nth	INR	22,000,000	17,954	15,809	2,145
Pay	Singapore Overnight Index Average	2.250%	6/15/32	6-Month	SGD	100,000	(1,820)	(1,023)	(797)
Pay	Singapore Overnight Index Average	2.500%	6/15/32	6-Month	SGD	200,000	(354)	(399)	45
Receive	Singapore Overnight Index Average	1.250%	3/16/24	6-Month	SGD	8,950,000	90,239	84,950	5,289
Receive	Singapore Overnight Index Average	1.250%	9/15/31	6-Month	SGD	130,000	9,780	8,860	920
Pay	SOFR	1.000%	6/15/29	12-Month	USD	400,000	(41,295)	(21,801)	(19,494)
Pay	SOFR	1.250%	12/15/28	12-Month	USD	3,000,000	(228,952)	11,604	(240,556)
Pay	SOFR	1.250%	6/15/32	12-Month	USD	1,200,000	(150,418)	(55,834)	(94,584)
Pay	SOFR	1.500%	12/15/31	12-Month	USD	1,200,000	(109,978)	17,690	(127,668)
Pay	SOFR	1.500%	6/15/52	12-Month	USD	700,000	(155,197)	(19,768)	(135,429)
Pay	SOFR	1.500%	6/15/52	12-Month	USD	100,000	(22,294)	(13,602)	(8,692)
Pay	SOFR	1.695%	11/15/31	12-Month	USD	3,700,000	(295,294)	(6,181)	(289,113)
Pay	SOFR	1.750%	6/15/52	12-Month	USD	1,200,000	(204,087)	(211,297)	7,210
Pay	SOFR	1.888%	3/22/29	12-Month	USD	800,000	(33,291)	—	(33,291)
Pay	SOFR	2.175%	4/21/29	12-Month	USD	800,000	(20,016)	—	(20,016)
Receive	SOFR	0.500%	6/15/24	12-Month	USD	7,700,000	322,664	143,361	179,303
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	64,545	3,719	60,826
Receive	SOFR	1.000%	6/15/27	12-Month	USD	1,600,000	119,904	58,831	61,073
Receive	SOFR	1.320%	12/21/23	PAM*	USD	57,800,000	910,957	157,084	753,873
Receive	SOFR	1.750%	6/15/27	12-Month	USD	2,800,000	111,305	102,142	9,163
Receive	SOFR	1.850%	4/21/24	PAM*	USD	13,000,000	135,003	144,162	(9,159)
Receive	SOFR	2.117%	3/31/24	12-Month	USD	3,200,000	30,024	—	30,024
Receive	SOFR	2.209%	3/31/24	12-Month	USD	1,700,000	13,296	—	13,296
Pay	Swiss Average Rate Overnight Index	(0.500)%	9/15/26	12-Month	CHF	2,400,000	(138,333)	(3,087)	(135,246)
Pay	Swiss Average Rate Overnight Index	0.283%	2/14/27	12-Month	CHF	600,000	(15,911)	—	(15,911)
Pay	Swiss Average Rate Overnight Index	0.294%	2/10/27	12-Month	CHF	800,000	(20,539)	(22,343)	1,804
Pay	Swiss Average Rate Overnight Index	0.295%	2/17/27	12-Month	CHF	300,000	(7,820)	—	(7,820)
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	600,000	(15,383)	—	(15,383)
Pay	Swiss Average Rate Overnight Index	0.343%	5/16/27	12-Month	CHF	400,000	(11,716)	—	(11,716)
Pay	Swiss Average Rate Overnight Index	0.368%	6/15/27	12-Month	CHF	2,900,000	(86,592)	(6,662)	(79,930)
Pay	Sterling Overnight Index Average	0.010%	2/7/23	PAM*	GBP	4,800,000	(86,957)	—	(86,957)
Pay	Sterling Overnight Index Average	0.500%	9/21/27	12-Month	GBP	1,300,000	(138,641)	(107,109)	(31,532)
Pay	Sterling Overnight Index Average	0.750%	9/21/32	12-Month	GBP	600,000	(95,210)	(62,979)	(32,231)
Receive	Sterling Overnight Index Average	0.500%	9/21/24	12-Month	GBP	2,100,000	105,046	104,116	930
Receive	Sterling Overnight Index Average	0.750%	9/21/52	12-Month	GBP	100,000	35,415	19,816	15,599
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	(78,228)	(380)	(77,848)
Pay	3-Month Canadian Bank Bill	1.250%	6/16/31	6-Month	CAD	1,500,000	(191,448)	(135,835)	(55,613)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	832	2,196	(1,364)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(215,180)	(27,393)	(187,787)
Pay	3-Month Canadian Bank Bill	1.585%	7/19/31	6-Month	CAD	800,000	(86,029)	(53,520)	(32,509)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(55,267)	2,504	(57,771)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	(54,606)	12,573	(67,179)
Pay	3-Month Canadian Bank Bill	2.000%	11/14/23	6-Month	CAD	2,000,000	(19,383)	43	(19,426)
Pay	3-Month Canadian Bank Bill	2.060%	10/28/23	6-Month	CAD	4,200,000	(38,446)	246	(38,692)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	11/1/23	6-Month	NZD	3,900,000	(28,837)	1,323	(30,160)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month	NZD	4,400,000	(34,531)	(779)	(33,752)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	300,000	(1,440)	(385)	(1,055)
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month	NZD	4,500,000	(7,557)	(2,373)	(5,184)
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month	SEK	4,800,000	(13,077)	6,261	(19,338)
Pay	3-Month USD-LIBOR	0.500%	6/16/28	6-Month	USD	500,000	(65,922)	(21,371)	(44,551)
Pay	3-Month USD-LIBOR	1.500%	12/15/28	6-Month	USD	3,100,000	(240,945)	55,638	(296,583)
Pay	3-Month USD-LIBOR	1.518%	1/20/29	6-Month	USD	100,000	(7,837)	—	(7,837)
Pay	3-Month USD-LIBOR	1.545%	1/20/29	6-Month	USD	900,000	(68,971)	—	(68,971)
Pay	3-Month USD-LIBOR	1.630%	1/26/29	6-Month	USD	200,000	(14,328)	—	(14,328)
Pay	3-Month USD-LIBOR	2.000%	12/15/51	6-Month	USD	400,000	(67,659)	26,360	(94,019)
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	1,200,000	22,972	122	22,850
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	850,000	76,933	17,606	59,327
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	400,000	690,446	236,689	453,757
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	200,000	34,333	11,329	23,004
Receive	3-Month USD-LIBOR	1.250%	12/15/26	6-Month	USD	2,400,000	155,819	(29,693)	185,512
Receive	3-Month USD-LIBOR	1.250%	6/9/41	6-Month	USD	900,000	231,027	65,342	165,685
Receive	3-Month USD-LIBOR	1.270%	11/4/23	6-Month	USD	15,900,000	297,702	172,750	124,952
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	43,825	(30,011)	73,836
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	27,489	(40,806)	68,295
Receive	3-Month USD-LIBOR	1.750%	12/15/31	6-Month	USD	200,000	18,468	(7,578)	26,046
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	1,600,000	87,731	(113,535)	201,266
Pay	6-Month EURIBOR	(0.500)%	9/21/24	6-Month	EUR	9,100,000	(367,744)	(339,251)	(28,493)
Pay	6-Month EURIBOR	(0.250)%	9/21/27	6-Month	EUR	16,400,000	(1,622,976)	(1,173,044)	(449,932)
Pay	6-Month EURIBOR	0.250%	9/21/32	6-Month	EUR	7,190,000	(1,201,169)	(780,476)	(420,693)
Pay	6-Month EURIBOR	0.650%	4/12/27	6-Month	EUR	500,000	(20,704)	—	(20,704)
Pay	6-Month EURIBOR	0.650%	5/11/27	6-Month	EUR	300,000	(13,055)	—	(13,055)
Pay	6-Month EURIBOR	0.700%	4/11/27	6-Month	EUR	200,000	(7,753)	—	(7,753)
Pay	6-Month EURIBOR	1.000%	3/30/24	6-Month	EUR	30,400,000	(194,144)	(119,237)	(74,907)
Pay	6-Month EURIBOR	1.000%	5/13/27	6-Month	EUR	500,000	(12,621)	—	(12,621)
Receive	6-Month EURIBOR	0.054%	5/27/50	6-Month	EUR	50,000	18,344	6,520	11,824
Receive	6-Month EURIBOR	0.064%	11/17/52	6-Month	EUR	100,000	41,951	11,996	29,955
Receive	6-Month EURIBOR	0.500%	9/21/52	6-Month	EUR	1,450,000	450,392	146,203	304,189
Pay	6-Month JPY-LIBOR	0.000%	6/19/22	6-Month	JPY	410,000,000	890	(4)	894
Receive	6-Month JPY-LIBOR	0.000%	6/19/22	6-Month	JPY	80,000,000	(174)	1	(175)
Receive	6-Month JPY-LIBOR	0.000%	6/19/22	6-Month	JPY	30,000,000	(65)	—	(65)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(172,854)	(90,197)	(82,657)

							$(2,994,822)	$(1,942,120)	$(1,052,702)

* PAM— paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	$1,226	$18	$1,208
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	503	(595)	1,098
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	1,236	(1,135)	2,371
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	3,527	(4,009)	7,536
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	277	(2,444)	2,721
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	1,434	115	1,319
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	851	(77)	928

					$9,054	$(8,127)	$17,181

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
Pay	10-Year GBP Inflation Linked	3.740%	3/15/31	GBP	300,000	$(59,896)	$(2,630)	$(57,266)
Pay	10-Year GBP Inflation Linked	3.700%	4/15/31	GBP	450,000	(94,173)	(9,516)	(84,657)

						$(154,069)	$(12,146)	$(141,923)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	BCLY	0.229%	USD	200,000	$(2,027)	$(3,815)	$1,788
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	GSC	0.229%	USD	500,000	(5,066)	(9,654)	4,588
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BCLY	0.032%	USD	400,000	(1,025)	(14,121)	13,096
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BNP	0.032%	USD	700,000	(1,795)	(25,057)	23,262
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BOA	0.032%	USD	200,000	(512)	(6,913)	6,401
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	GSC	0.032%	USD	500,000	(1,281)	(17,653)	16,372
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	HSBC	0.032%	USD	300,000	(769)	(10,159)	9,390
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.255%	USD	600,000	(5,913)	(15,056)	9,143
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.255%	USD	400,000	(3,942)	(9,884)	5,942
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.255%	USD	200,000	(1,971)	(4,989)	3,018
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.255%	USD	400,000	(3,942)	(9,580)	5,638

								$(28,243)	$(126,881)	$98,638

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Sovereign Issues - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.826%	USD	300,000	$2,128	$(7,348)	$9,476
Saudi Government International Bonds, A-	1.000%	12/20/26	3-Month	GSC	0.595%	USD	600,000	11,572	14,305	(2,733)

								$13,700	$6,957	$6,743

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 35 5-Year Index, NR	(5.000%)	12/20/25	3-Month	0.040%	USD	200,000	$(8,176)	$(19,498)	$11,322
Markit CDX North America High Yield Series 36 5-Year Index, NR	(5.000%)	6/20/26	3-Month	0.042%	USD	300,000	(11,727)	(29,462)	17,735
Markit CDX North America Investment Grade Series 37 10-Year Index, NR	(1.000%)	12/20/31	3-Month	0.011%	USD	500,000	3,768	(2,647)	6,415
Markit iTraxx Europe Series 31 10-Year Index, NR	(1.000%)	6/20/29	3-Month	0.010%	EUR	9,600,000	6,022	(218,575)	224,597

							$(10,113)	$(270,182)	$260,069

Centrally Cleared - Credit Default Swaps on Corporate Issues and Indexes - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Jaguar Land Rover Automotive PLC, B+	5.000%	6/20/26	3-Month	0.068%	EUR	200,000	$(10,409)	$12,873	$(23,282)
Markit CDX North America Investment Grade Series 38 5-Year Index, NR	1.000%	6/20/27	3-Month	0.008%	USD	7,400,000	84,903	98,349	(13,446)
Markit iTraxx Europe Crossover Series 36 5-Year Index, NR	5.000%	12/20/26	3-Month	0.041%	EUR	100,000	4,862	3,046	1,816
Markit iTraxx Europe Crossover Series 37 5-Year Index, NR	5.000%	6/20/27	3-Month	0.044%	EUR	200,000	7,739	16,401	(8,662)
Markit iTraxx Europe Series 37 5-Year Index, NR	1.000%	6/20/27	3-Month	0.009%	EUR	700,000	5,944	1,429	4,515
Rolls-Royce PLC, BB-	1.000%	6/20/26	3-Month	0.032%	EUR	200,000	(16,965)	(15,002)	(1,963)
Ryder System Inc, BBB+	1.000%	6/20/22	3-Month	0.005%	USD	100,000	231	726	(495)
Shell International Finance BV, A+	1.000%	12/20/26	3-Month	0.008%	EUR	200,000	5,695	6,963	(1,268)

							$82,000	$124,785	$(42,785)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2022, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	$57,140	$(3,920)	$61,060

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2022, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,443,000 for open centrally cleared swap contracts.

At May 31, 2022, International Fixed Income Fund had cash collateral from brokers in the amount of $1,970,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

ARS	—	Argentine Peso	BCLY	—	Barclays Bank PLC
AUD	—	Australian Dollar	BNP	—	BNP Paribas SA
CAD	—	Canadian Dollar	BOA	—	Bank of America
CHF	—	Swiss Franc	DUB	—	Deutsche Bank AG
CNY	—	China Yuan Renminbi	GSC	—	Goldman Sachs & Co.
DKK	—	Danish Krone	HSBC	—	HSBC Bank USA
EUR	—	Euro	JPM	—	JPMorgan Chase & Co.
GBP	—	British Pound	SCB	—	Standard Chartered Bank
HKD	—	Hong Kong Dollar	SOG	—	Societe Generale SA
ILS	—	Israeli New Shekel	UBS	—	UBS Securities LLC
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 99.9%
Alaska - 0.2%
		Northern Tobacco Securitization Corp., Revenue Bonds:
$ 105,000	BBB+	Series A, 4.000% due 6/1/50	$100,726
35,000	BBB+	Series B1, 0.500% due 6/1/31	34,800
80,000	BBB-	Series B1, 4.000% due 6/1/50	80,120

		Total Alaska	215,646

Arizona - 4.5%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(a)	469,659
2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(b)(c)	2,953,972
230,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(a)	228,305
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(a)	501,086

		Total Arizona	4,153,022

California - 19.2%
195,000	NR	California Community Housing Agency, Revenue Bonds, 4.000% due 8/1/51(a)	157,809
		California County Tobacco Securitization Agency, Revenue Bonds:
10,615,000	NR	zero coupon due 6/1/55	742,423
335,000	A	Merced County Tobacco Funding Corp., 5.000% due 6/1/31	373,382
500,000	A+	California Health Facilities Financing Authority, Revenue Bonds, Providence St. Joseph Health, 3.000% due 10/1/47	411,432
640,000	BBB	California School Finance Authority, Revenue Bonds, Aspire Public School Obligation Group, 5.000% due 8/1/32(a)	691,398
250,000	NR	California School Finance Authority, Revenue Bonds, iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(a)	243,179
1,000,000	A+	California State Public Works Board, Revenue Bonds, Series D, 4.000% due 5/1/47	1,035,259
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(a)	819,934
165,000	AAA	City & County of San Francisco CA, GO, Series R1, 5.000% due 6/15/32	200,920
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(c)	844,959
440,000	NR	CMFA Special Finance Agency VIII, Revenue Bonds, 3.000% due 8/1/56(a)	335,466
1,565,000	AA+	County of Los Angeles Public Works Financing Authority, Revenue Bonds, Green Bond, LACMA Building for the Permanent Collection Project, 3.000% due 12/1/50	1,337,451
		CSCDA Community Improvement Authority, Revenue Bonds:
135,000	NR	3.125% due 6/1/57(a)	97,719
805,000	NR	3.250% due 4/1/57(a)	629,998
100,000	NR	3.250% due 5/1/57(a)	77,510
140,000	NR	4.000% due 10/1/56(a)	131,537
285,000	NR	4.000% due 12/1/58(a)	243,740
100,000	NR	4.000% due 12/1/59(a)	65,199
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, Pre-refunded 6/1/22 @ 100, 5.000% due 6/1/47(d)	35,000
210,000	NR	Series B2, zero coupon due 6/1/66	27,790
500,000	Aa3(e)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	506,090
500,000	Aa2(e)	Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/47	572,269
1,000,000	Aa2(e)	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/47	1,171,501
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,609,189
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,135,557
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	606,122
500,000	A2(e)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/56	509,271
500,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series 2020, 4.000% due 5/1/39(c)	503,425
475,000	Aa2(e)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	494,121
850,000	AA-	State of California, GO: 5.000% due 4/1/42	936,281
1,020,000	AA-	5.000% due 8/1/28	1,129,726

		Total California	17,675,657

Colorado - 4.2%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	814,890
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B2, 5.000% due 11/15/38	1,492,558
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,549,769

		Total Colorado	3,857,217

District of Columbia - 1.1%
2,075,000	WD(f)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	324,655
700,000	A+	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	712,940

		Total District of Columbia	1,037,595

Florida - 7.7%
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, 5.000% due 4/1/47	1,105,039

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Florida - 7.7% - (continued)
$ 665,000	AA+	Broward County, FL, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/47	$686,206
225,000	Baa3(e)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	237,793
		Capital Trust Agency Inc., Revenue Bonds:
500,000	NR	Educational Growth Fund LLC Charter School Portfolio Projects, Series A1, 3.375% due 7/1/31(a)	452,164
100,000	Ba2(e)	Viera Charter Schools Inc., Project, Series A, 4.000% due 10/15/29(a)	101,174
2,500,000	NR	Wonderful Foundations Charter, zero coupon due 1/1/60	199,640
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,538,510
500,000	Baa1(e)	City of Tallahassee, FL, Revenue Bonds, 5.000% due 12/1/27	533,844
190,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	186,469
190,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(a)(c)	186,297
100,000	BBB	Florida Development Finance Corp., Revenue Bonds, Mater Academy Project, Series A, 5.000% due 6/15/56	102,470
45,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	44,746
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	272,951
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, 4.000% due 10/1/52	1,006,694
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	294,637
140,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	137,930

		Total Florida	7,086,564

Georgia - 3.8%
		Main Street Natural Gas Inc., Revenue Bonds:
435,000	A3(e)	Series A, 4.000% due 9/1/52(b)	444,140
2,610,000	Aa2(e)	Series B, 4.000% due 8/1/49(b)	2,692,794
320,000	A3(e)	Series C, 4.000% due 5/1/52(b)	327,976

		Total Georgia	3,464,910

Guam - 0.1%
		Territory of Guam, Revenue Bonds:
15,000	Ba1(e)	Series A, 5.000% due 11/1/27	15,813
15,000	Ba1(e)	Series A, 5.000% due 11/1/28	15,864
15,000	Ba1(e)	Series A, 5.000% due 11/1/29	15,913

		Total Guam	47,590

Illinois - 3.6%
		Illinois Finance Authority, Revenue Bonds:
600,000	A	DePaul University, 5.000% due 10/1/36	643,956
10,000	NR	Advocate Health Care, Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(d)	10,000
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,153,005
220,000	AA+	Northwestern Memorial HealthCare, Series A, 4.000% due 7/15/39	224,239
1,235,000	A	Railsplitter Tobacco Settlement Authority, Revenue Bonds, 5.000% due 6/1/25	1,315,133

		Total Illinois	3,346,333

Indiana - 4.2%
2,815,000	Aa3(e)	Indiana Finance Authority, Revenue Bonds, Franciscan Alliance Inc., Series A, 4.000% due 11/1/51	2,815,468
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,079,741

		Total Indiana	3,895,209

Iowa - 1.2%
1,000,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,074,267

Kentucky - 0.2%
230,000	NR	City of Henderson, KY, Revenue Bonds, AMT, 4.450% due 1/1/42(a)(c)	231,062

Louisiana - 0.6%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A-	Series B, 5.000% due 1/1/38(c)	264,946
250,000	A-	Series B, 5.000% due 1/1/37(c)	265,217

		Total Louisiana	530,163

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Maryland - 1.4%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
$ 200,000	NR	Series A, 2.750% due 6/1/24(a)	$196,580
125,000	NR	Series A, 2.800% due 6/1/25(a)	121,902
135,000	NR	Series A, 2.850% due 6/1/26(a)	130,684
140,000	NR	Series B, 3.000% due 6/1/24(a)	137,737
630,000	Baa3(e)	Maryland Economic Development Corp., Revenue Bonds, AMT, Green Bond, Purple Line Light Rail Project, 5.250% due 6/30/55(c)	662,873

		Total Maryland	1,249,776

Massachusetts - 2.5%
1,000,000	AAA	City of Boston, MA, GO, Series A, 5.000% due 11/1/37	1,220,988
1,000,000	AA	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,084,886

		Total Massachusetts	2,305,874

Michigan - 0.6%
		Michigan Finance Authority, Revenue Bonds:
300,000	BB+	Cesar Chavez Academy Project, 3.250% due 2/1/24	297,163
190,000	A1(e)	McLaren Health Care Corp., 1.200% due 10/15/38(b)	172,304
100,000	BB	Michigan Strategic Fund, Revenue Bonds, AMT, 4.000% due 10/1/61(b)(c)	102,434

		Total Michigan	571,901

Nevada - 1.5%
75,000	Ba2(e)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(a)	73,106
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,266,335

		Total Nevada	1,339,441

New Hampshire - 1.0%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., AMT, Remarketing, 2.950% due 4/1/29(a)(c)	909,127

New Jersey - 3.2%
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(a)	221,270
500,000	AA-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, 3.000% due 7/1/51	409,297
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,250,000	A+	Highway Reimbursement, Series A, 5.000% due 6/15/30	1,343,240
1,000,000	BBB+	Series A, 4.000% due 6/15/40	1,005,555

		Total New Jersey	2,979,362

New Mexico - 0.1%
55,000	BB+(f)	City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project, 2.625% due 5/15/25	54,009

New York - 8.2%
500,000	AA+	New York City Municipal Water Finance Authority, Revenue Bonds, 4.000% due 6/15/51	517,890
40,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 4.000% due 7/15/40	41,674
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
335,000	AAA	4.000% due 8/1/39	351,288
1,000,000	AAA	4.000% due 2/1/42	1,044,121
965,000	AA+	New York State Dormitory Authority, Revenue Bonds, Series A, 5.000% due 3/15/31	1,144,747
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	540,034
225,000	Baa3(e)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. - LaGuardia, AMT, 4.000% due 10/1/30(c)	224,340
1,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 230, 3.000% due 12/1/31	973,197
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
1,000,000	AA+	4.000% due 5/15/51	1,027,443
275,000	AA+	5.000% due 5/15/39	318,057
1,170,000	AA	Trust for Cultural Resources of The City of New York (The), Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,349,704

		Total New York	7,532,495

North Dakota - 1.0%
1,000,000	Aa1(e)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, 3.700% due 1/1/46	949,938

Ohio - 2.5%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
250,000	BBB+	Series A2, 3.000% due 6/1/48	194,483
900,000	BBB+	Series A2, 4.000% due 6/1/48	871,688
460,000	NR	Series B2, 5.000% due 6/1/55	467,268
		County of Montgomery, OH, Revenue Bonds, Dayton Children’s Hospital:
75,000	A1(e)	4.000% due 8/1/38	75,958
80,000	A1(e)	4.000% due 8/1/39	80,865
600,000	Baa3(e)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	584,807

		Total Ohio	2,275,069

Oregon - 0.5%
500,000	A+	Oregon State Facilities Authority, Revenue Bonds, Legacy Health Project, Series A, 4.125% due 6/1/52	498,141

Pennsylvania - 1.2%
100,000	BB+	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	108,371
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A	Series A, 4.000% due 12/1/45	167,583
830,000	A	Series A, 4.000% due 12/1/46	814,631

		Total Pennsylvania	1,090,585

Puerto Rico - 1.4%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	668,052
216,000	NR	Series A2, 4.784% due 7/1/58	217,703
90,000	NR	Series A1, 5.000% due 7/1/58	91,730
299,000	NR	Series A1, zero coupon due 7/1/24	278,658

		Total Puerto Rico	1,256,143

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
South Carolina - 4.2%
$ 1,535,000	Aa3(e)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	$1,645,687
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,215,689

		Total South Carolina	3,861,376

Tennessee - 0.7%
600,000	Aa2(e)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	603,590

Texas - 7.0%
630,000	AA-	City of Dallas, TX, GO, 5.000% due 2/15/28	715,982
1,000,000	A1(e)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(c)	1,086,967
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(a)	477,206
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,069,215
795,000	Aaa(e)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	753,911
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,349,090
1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	990,101

		Total Texas	6,442,472

Utah - 0.6%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	552,775

Virginia - 3.3%
		Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Project:
585,000	A	5.000% due 2/1/32	651,867
1,000,000	AA+	Series A, 4.000% due 2/1/34	1,078,837
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College and Equipment Program, Series A, 5.000% due 1/15/29	1,196,591
100,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(c)	96,336

		Total Virginia	3,023,631

Washington - 4.1%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,141,341
650,000	Aa2(e)	Snohomish County Public Utility District No 1, Revenue Bonds, Series A, 5.000% due 12/1/51	748,397
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,662,194
100,000	NR	Washington State Convention Center Public Facilities District, Revenue Bonds, 4.000% due 7/1/31	95,748
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(a)	101,864

		Total Washington	3,749,544

West Virginia - 2.3%
		West Virginia Parkways Authority, Revenue Bonds:
1,000,000	AA-	4.000% due 6/1/51	1,014,064
1,000,000	AA-	5.000% due 6/1/47	1,144,452

		Total West Virginia	2,158,516

Wisconsin - 2.0%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,305,214
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	540,823

		Total Wisconsin	1,846,037

		TOTAL MUNICIPAL BONDS (Cost - $93,282,830)	91,865,037

SHORT-TERM INVESTMENT - 2.0%
TIME DEPOSIT - 2.0%
1,829,337		Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22 (Cost - $1,829,337)	1,829,337

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,829,337)	1,829,337

		TOTAL INVESTMENTS - 101.9% (Cost - $95,112,167)	93,694,374

		Liabilities in Excess of Other Assets - (1.9)%	(1,779,776)

		TOTAL NET ASSETS - 100.0%	$91,914,598

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $8,032,712 and represents 8.7% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.

At May 31, 2022, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$ 95,112,167	$ 1,455,268	$ (2,839,211)	$ (1,383,943)

Abbreviations used in this schedule:

GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

Summary of Investments by Industry^
General Obligation	27.3%
Health Care Providers & Services	15.6
Transportation	7.7
Higher Education	5.8
Tobacco Settlement	5.7
Development	5.3
Airport	5.3
Water and Sewer	5.0
School District	4.8
Education	4.2
Utilities	3.5
Power	2.4
Multifamily Housing	1.9
Single Family Housing	1.7
Pollution	1.0
Nursing Homes	0.5
Housing	0.3
Short-Term Investment	2.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At May 31, 2022, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Note September Futures	14	9/22	$1,585,736	$1,581,344	$4,392
U.S. Treasury 10-Year Note September Futures	14	9/22	1,683,254	1,672,344	10,910
U.S. Treasury Long Bond September Futures	14	9/22	1,970,673	1,952,125	18,548

					$33,850

At May 31, 2022, Municipal Bond Fund had deposited cash of $95,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

USD	—	United States Dollars

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 104.3%
			U.S. Treasury Inflation Indexed Bonds:
$ 1,845,553			2.375% due 1/15/25	$2,005,536
2,206,142			2.000% due 1/15/26	2,404,997
2,191,659			1.750% due 1/15/28	2,410,841
3,539,142			3.625% due 4/15/28	4,287,442
1,864,027			2.500% due 1/15/29	2,161,551
2,180,853			3.875% due 4/15/29	2,737,986
38,874			3.375% due 4/15/32	50,894
1,303,576			2.125% due 2/15/40	1,634,178
853,359			2.125% due 2/15/41	1,070,391
2,290,248			0.750% due 2/15/42	2,280,162
862,845			0.625% due 2/15/43	832,740
3,417,100			1.375% due 2/15/44	3,799,278
1,123,246			0.750% due 2/15/45	1,099,691
1,929,274			1.000% due 2/15/46	1,997,289
2,012,824			0.875% due 2/15/47	2,042,382
1,189,208			1.000% due 2/15/48	1,250,257
626,237			0.250% due 2/15/50	547,702
1,325,148			0.125% due 2/15/51	1,131,089
516,395			0.125% due 2/15/52	443,268
			U.S. Treasury Inflation Indexed Notes:
5,118,047			0.125% due 1/15/23(a)	5,241,732
5,694,703			0.625% due 4/15/23(a)	5,859,981
2,094,689			0.625% due 1/15/24	2,171,521
4,673,795			0.500% due 4/15/24(a)	4,842,669
2,577,357			0.125% due 10/15/24	2,654,941
3,784,404			0.125% due 4/15/25	3,877,617
554,020			0.125% due 10/15/25	567,997
3,339,545			0.625% due 1/15/26	3,471,635
1,534,820			0.125% due 4/15/26	1,563,943
2,320,897			0.125% due 7/15/26	2,371,329
1,999,047			0.125% due 10/15/26(h)	2,040,564
2,416,106			0.375% due 1/15/27	2,482,273
1,832,886			0.125% due 4/15/27	1,861,141
4,595,501			0.375% due 7/15/27(a)	4,731,194
5,335,934			0.500% due 1/15/28(a)	5,494,199
7,456,294			0.750% due 7/15/28(a)	7,813,772
3,062,888			0.875% due 1/15/29	3,226,648
3,110,025			0.250% due 7/15/29	3,152,128
938,666			0.125% due 1/15/30	936,994
2,545,465			0.125% due 7/15/30	2,546,552
2,219,924			0.125% due 1/15/31	2,214,495
4,516,025			0.125% due 7/15/31	4,509,588
4,044,924			0.125% due 1/15/32(a)	4,030,132
130,000			U.S. Treasury Notes, 1.750% due 12/31/24	127,042

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $111,795,227)	111,977,761

SOVEREIGN BONDS - 13.8%
Australia - 0.3%
290,000	AUD	Aaa(b)	Australia Government Bonds, 3.000% due 9/20/25	301,482

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 13.8% - (continued)
Canada - 0.5%
			Canadian Government Real Return Bonds:
508,620	CAD	AAA	4.250% due 12/1/26	$475,095
57,284	CAD	AAA	0.500% due 12/1/50	38,912

			Total Canada	514,007

France - 1.6%
			French Republic Government Bonds OAT:
651,306	EUR	AAu(c)	0.100% due 3/1/26(d)	760,504
543,600	EUR	AAu(c)	0.100% due 7/25/31(d)	642,615
320,241	EUR	NR	0.100% due 7/25/38(d)	370,244

			Total France	1,773,363

Italy - 4.9%
			Italy Buoni Poliennali Del Tesoro:
3,321,185	EUR	NR	1.400% due 5/26/25(d)	3,754,905
551,170	EUR	Baa3u(b)	0.400% due 5/15/30(d)	583,184
952,920	EUR	NR	0.100% due 5/15/33(d)	928,251

			Total Italy	5,266,340

Japan - 0.9%
			Japanese Government CPI Linked Bonds:
39,941,460	JPY	A1(b)	0.100% due 3/10/28	328,163
82,382,670	JPY	A1(b)	0.100% due 3/10/29	678,208

			Total Japan	1,006,371

New Zealand - 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	219,575

Peru - 0.3%
1,200,000	PEN	BBB+	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(d)	289,624

Qatar - 0.2%
$ 200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	202,335

United Kingdom - 4.9%
			United Kingdom Gilt Inflation Linked:
2,831,400	GBP	Aa3u(b)	1.875% due 11/22/22	3,794,425
1,067,568	GBP	Aa3u(b)	0.125% due 3/22/24	1,476,057

			Total United Kingdom	5,270,482

			TOTAL SOVEREIGN BONDS (Cost - $16,047,504)	14,843,579

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9%
			Alternative Loan Trust:
213,257		Caa2(b)	Series 2006-HY11, Class A1, 1.246% (1-Month USD-LIBOR + 0.240%) due 6/25/36(e)	204,573
33,247		NR	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	30,699
437,552		Caa3(b)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	404,897
69		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.348% (6-Month USD-LIBOR + 1.500%) due 9/25/45(e)	69
300,000		Aaa(b)	ARES L CLO Ltd., Series 2018-50A, Class AR, 2.094% (3-Month USD-LIBOR + 1.050%) due 1/15/32(d)(e)	293,873
12,351		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(d)	12,409
18,219		NR	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.001% due 5/25/33(e)	17,851
174,136		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.981% (1-Month USD-LIBOR + 0.975%) due 6/25/34(e)	174,669
300,000	EUR	Aaa(b)	Cairn CLO X DAC, Series 2018-10A, Class AR, 0.780% (3-Month EURIBOR + 0.780%) due 10/15/31(d)	316,183
300,000	EUR	Aaa(b)	Carlyle Global Markets Strategies Euro CLO, Series 2014-2A, Class AR-1, 0.750% (3-Month EURIBOR + 0.750%) due 11/15/31(d)	316,671
37,509		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 1.366% (1-Month USD-LIBOR + 0.360%) due 3/25/35(d)(e)	37,188
			CHL Mortgage Pass-Through Trust:
597,948		NR	Series 2005-HYB6, Class 2A1, 2.706% due 10/20/35(e)	581,383
61,063		NR	Series 2005-HYB9, Class 2A1, 1.987% (1-Year USD-LIBOR + 1.750%) due 2/20/36(e)	57,058
91,308		Caa2(b)	Series 2006-6, Class A4, 6.000% due 4/25/36	56,514
127,967		NR	Series 2007-1, Class A1, 6.000% due 3/25/37	74,405

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
			Citigroup Mortgage Loan Trust:
$ 4,660		NR	Series 2004-HYB2, Class 2A, 2.360% due 3/25/34(e)	$4,595
123,344		Caa2(b)	Series 2007-AR4, Class 1A1A, 3.228% due 3/25/37(e)	116,384
18,526		B(c)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	17,678
			Countrywide Asset-Backed Certificates:
308,094		CC	Series 2007-1, Class 1A, 1.146% (1-Month USD-LIBOR + 0.140%) due 7/25/37(e)	287,400
61,836		D	Series 2007-6, Class 1A, 1.206% (1-Month USD-LIBOR + 0.200%) due 9/25/37(e)	55,053
341,088		CCC	Series 2007-8, Class 1A1, 1.196% (1-Month USD-LIBOR + 0.190%) due 11/25/37(e)	323,794
349,698		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 1.156% (1-Month USD-LIBOR + 0.150%) due 9/29/36(d)(e)	340,707
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 2.056% (1-Month USD-LIBOR + 1.050%) due 6/25/35(e)	149,383
776,099		CC	Series 2007-CB6, Class A3, 1.226% (1-Month USD-LIBOR + 0.220%) due 7/25/37(d)(e)	565,031
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 2.731% (1-Month USD-LIBOR + 1.725%) due 11/25/34(e)	143,726
393,011		Aaa(b)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 2.024% (3-Month USD-LIBOR + 0.980%) due 4/15/28(d)(e)	390,201
722,322		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 2.106% (1-Month USD-LIBOR + 1.100%) due 5/25/37(d)(e)	706,132
268,086		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 0.382% (1-Year USD-LIBOR + 0.150%) due 8/20/68(e)	262,209
21,909		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	14,461
3,758		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1.607% (1-Month USD-LIBOR + 0.680%) due 6/20/35(e)	3,564
296,962	EUR	NR	Harvest CLO, Series 11A-ARR, Class ARR, 0.650% (3-Month EURIBOR + 0.650%) due 6/26/30(d)	314,293
584,861	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.703% (Sterling Overnight Index Average + 1.050%) due 5/25/53(d)(e)	737,401
48,303		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.646% (1-Month USD-LIBOR + 0.640%) due 7/25/45(e)	40,503
274,312		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 1.466% (1-Month USD-LIBOR + 0.460%) due 3/25/36(e)	262,781
106,046		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 2.450% (1-Month USD-LIBOR + 1.450%) due 12/15/31(d)(e)	105,024
215,880	EUR	Aaa(b)	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.197% (0.800% - 3-Month EURIBOR) due 12/15/29(d)(f)	229,620
262,652		NR	Lehman XS Trust, Series 2007-20N, Class A1, 2.156% (1-Month USD-LIBOR + 1.150%) due 12/25/37(e)	274,334
162,084		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 1.246% (1-Month USD-LIBOR + 0.240%) due 8/25/36(e)	76,478
167,328		Aaa(b)	Midocean Credit CLO V, Series 2016-5A, Class AR, 2.164% (3-Month USD-LIBOR + 1.120%) due 7/19/28(d)(e)	166,073
208,244		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.841% (3-Month USD-LIBOR + 0.820%) due 10/13/27(d)(e)	206,683
6,549		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 1.355% (1-Month USD-LIBOR + 0.480%) due 6/15/30(e)	6,317
			New Residential Mortgage Loan Trust:
43,720		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	43,901
231,545		Aaa(b)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	225,466
			Option One Mortgage Loan Trust:
98,437		CC	Series 2007-1, Class 1A1, 1.146% (1-Month USD-LIBOR + 0.140%) due 1/25/37(e)	69,751
95,226		CC	Series 2007-2, Class 1A1, 1.146% (1-Month USD-LIBOR + 0.140%) due 3/25/37(e)	68,782
385,785		Aaa(b)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 2.024% (3-Month USD-LIBOR + 0.980%) due 10/17/29(d)(e)	381,667
318,157		BBB	RASC Trust, Series 2006-KS3, Class M1, 1.501% (1-Month USD-LIBOR + 0.330%) due 4/25/36(e)	314,767
507,425		NR	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	228,052
			Securitized Asset-Backed Receivables LLC Trust:
485,699		CC	Series 2006-FR3, Class A3, 1.506% (1-Month USD-LIBOR + 0.500%) due 5/25/36(e)	294,376
98,141		CC	Series 2006-HE2, Class A2C, 1.306% (1-Month USD-LIBOR + 0.300%) due 7/25/36(e)	48,383
133,543		B-	Sequoia Mortgage Trust, Series 6, Class A, 1.568% (1-Month USD-LIBOR + 0.640%) due 4/19/27(e)	129,224
			Soundview Home Loan Trust:
223,411		CC	Series 2007-OPT1, Class 1A1, 1.206% (1-Month USD-LIBOR + 0.200%) due 6/25/37(e)	168,195
57,021		CCC	Series 2007-OPT2, Class 2A3, 1.186% (1-Month USD-LIBOR + 0.180%) due 7/25/37(e)	54,161
35,756		Aaa(b)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.988% (3-Month USD-LIBOR + 0.950%) due 7/14/26(d)(e)	35,706
133,515		Aaa(b)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 1.924% (3-Month USD-LIBOR + 0.880%) due 4/15/28(d)(e)	132,798
164,570		Aaa(b)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 1.903% (3-Month USD-LIBOR + 0.840%) due 4/20/28(d)(e)	163,952
240,744		Aaa(b)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.924% (3-Month USD-LIBOR + 0.880%) due 4/15/27(d)(e)	239,254
			Voya CLO Ltd.:
400,000		Aaa(b)	Series 2017-1A, Class A1R, 1.994% (3-Month USD-LIBOR + 0.950%) due 4/17/30(d)(e)	394,996
300,000		AAA	Series 2017-2A, Class A1R, 2.024% (3-Month USD-LIBOR + 0.980%) due 6/7/30(d)(e)	296,790
			WaMu Mortgage Pass-Through Certificates Trust:
7,433		Baa1(b)	Series 2002-AR2, Class A, 1.473% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	7,353

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
$ 3,719		BB	Series 2002-AR17, Class 1A, 1.524% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	$3,540

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,323,792)	11,679,381

CORPORATE BONDS & NOTES - 4.4%
Banks - 2.7%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	134,959
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB	2.516% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	201,218
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	201,971
			Nykredit Realkredit AS, Covered Notes:
18,509,479	DKK	AAA	1.000% due 10/1/50	2,165,414
690,230	DKK	AAA	1.000% due 10/1/53	79,548
988,023	DKK	NR	1.500% due 10/1/53	120,299

			Total Banks	2,903,409

Diversified Financial Services - 1.7%
			Jyske Realkredit, Covered Notes:
6,919,505	DKK	AAA	1.000% due 10/1/50	811,340
495,665	DKK	AAA	1.500% due 10/1/53	60,167
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
2,379,880	DKK	AAA	1.000% due 10/1/50	279,280
496,050	DKK	AAA	1.500% due 10/1/53	59,714
			Realkredit Danmark AS, Covered Notes:
4,033,062	DKK	AAA	1.000% due 10/1/50	472,165
593,243	DKK	AAA	1.000% due 10/1/53	68,053
593,516	DKK	AAA	1.500% due 10/1/53	72,337

			Total Diversified Financial Services	1,823,056

			TOTAL CORPORATE BONDS & NOTES (Cost - $5,909,437)	4,726,465

MORTGAGE-BACKED SECURITIES - 3.1%
FNMA - 3.1%
			Federal National Mortgage Association (FNMA):
36,693			4.000% due 3/1/50	37,092
99,678			3.000% due 5/1/52	95,163
2,100,000			4.000% due 6/1/52(g)	2,101,477
1,166,000			3.500% due 7/1/52(g)	1,140,841

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,356,806)	3,374,573

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $149,432,766)	146,601,759

SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 0.3%
383,250			Bank of America repurchase agreement dated 5/31/22, 0.750% due 06/01/22, Proceeds at maturity - $383,258; (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 1/15/23; Market Valued - $382,956) (Cost - $383,250)	383,250

TIME DEPOSITS - 1.0%
40,776	GBP		Barclays Bank PLC - London, 0.420% due 6/1/22	51,382
56	CAD		BBH - Grand Cayman, 0.280% due 6/1/22	44
			BNP Paribas - Paris:
3,290	DKK		(0.620)% due 6/1/22	475
2,942,468	JPY		(0.410)% due 6/1/22	22,857
455	NOK		0.140% due 6/1/22	48
4,280	NZD		0.400% due 6/1/22	2,789
441	SGD		HSBC Bank - Singapore, 0.120% due 6/1/22	322
4,825	ZAR		ING Bank - Amsterdam, 5.700% due 6/1/22	308

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value
TIME DEPOSITS - 1.0% (continued)
15,734	SEK	Skandinaviska Enskilda Banken AB - Sweden, 0.005% due 6/1/22	$1,611
23,618	AUD	Societe Generale SA - Paris, 0.030% due 6/1/22	16,948
		Sumitomo Mitsui Banking Corp. - Tokyo:
279,078	EUR	(0.780)% due 6/1/22	299,618
$ 642,971		0.400% due 6/1/22	642,971

		TOTAL TIME DEPOSITS (Cost - $1,039,373)	1,039,373

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,422,623)	1,422,623

		TOTAL INVESTMENTS IN SECURITIES (Cost - $150,855,389)	148,024,382

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $228,518)	722,450

		TOTAL INVESTMENTS - 138.5% (Cost - $151,083,907)	148,746,832

		Liabilities in Excess of Other Assets - (38.5)%	(41,327,648)

		TOTAL NET ASSETS - 100.0%	$107,419,184

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $13,981,346 and represents 13.0% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(f)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2022.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $2,040,564 which represents 1.9% of net assets.

At May 31, 2022, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$ 151,083,907	$ 8,450,659	$ (11,531,253)	$ (3,080,594)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	75.3%
Sovereign Bonds	10.0
Collateralized Mortgage Obligations	7.8
Corporate Bonds & Notes	3.2
Mortgage-Backed Securities	2.3
Purchased Options	0.5
Short-Term Investments	0.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
2,700,000	$42,672		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/2/23	1.410%	$1,745
6,500,000	102,728		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/25/23	1.710%	7,529
1,100,000	3,894	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.197%	428,561
300,000	1,062	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.197%	116,880
1,100,000	17,385		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.237%	167,735
			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $228,518)				$722,450

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$73,839		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	6/15/22	1.000%	$5
200,000	147,678		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BNP	7/20/22	1.200%	66
200,000	147,678		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	6/15/22	1.100%	3
100,000	73,839		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	6/15/22	1.000%	5
100,000	392,159	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BNP	6/15/22	5.500%	43
700,000	537,824	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	6/15/22	1.000%	169
200,000	153,664	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	7/20/22	1.200%	134

			Total Credit Default Swaptions				$425

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	354	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	DUB	8/8/22	0.350%	$16
100,000	354	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	DUB	8/8/22	0.550%	1,585
5,600,000	$88,504		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.340%	209,177
2,640,000	9,346	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.000%	513,138
860,000	3,044	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.000%	167,159
600,000	9,483		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/2/23	1.558%	1,777
1,400,000	22,126		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/25/23	1.785%	6,402

			Total Interest Rate Swaptions				$899,254

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
100,000	$96,406,250	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/6/22	$96.41	$1,081
100,000	97,617,100	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/6/22	$97.62	2,251
100,000	98,039,062	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/6/22	$98.04	268
100,000	98,625,000	OTC Federal National Mortgage Association (FNMA) 30-Year June Futures, Put	JPM	6/6/22	$98.63	647

		Total Options on Futures				$4,247

		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $218,312)				$903,926

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of America:
$ 5,497,800	0.820% due 6/1/22	$5,497,800
4,041,375	0.830% due 6/2/22	4,041,375
	NatWest Markets Securities Inc.:
5,610,453	0.820% due 6/1/22	5,610,453
21,331,777	0.820% due 6/7/22	21,331,777

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $36,481,405)	$36,481,405

For the period ended May 31, 2022, the daily average borrowing and interest rate under the reverse repurchase agreements were $37,419,692 and 0.187%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor March Futures	51	3/23	$ 13,725,640	$ 13,519,348	$(206,292)
Euro-Bund June Futures	1	6/22	165,012	162,725	(2,287)
U.S. Treasury 2-Year Note September Futures	42	9/22	8,848,547	8,866,266	17,719

					(190,860)

Contracts to Sell:
Australian Government 3-Year Bond June Futures	8	6/22	641,974	624,344	17,630
Euro-Bobl September Futures	37	9/22	4,992,809	4,974,139	18,670
Euro-BTP June Futures	19	6/22	2,944,917	2,587,945	356,972
Euro-Buxl 30-Year Bond June Futures	11	6/22	2,172,773	1,915,517	257,256
Euro-OAT September Futures	10	9/22	1,532,296	1,523,224	9,072
Euro-Schatz Note September Futures	67	9/22	7,875,919	7,868,914	7,005
Japan Government 10-Year Bond June Futures	7	6/22	8,138,036	8,137,259	777
Short Euro-BTP September Futures	14	9/22	1,642,404	1,636,810	5,594
U.S. Treasury 5-Year Note September Futures	51	9/22	5,761,764	5,760,610	1,154
U.S. Treasury 10-Year Note September Futures	36	9/22	4,294,128	4,300,313	(6,185)
U.S. Treasury Long Bond September Futures	5	9/22	696,758	697,187	(429)
U.S. Treasury Ultra Long Bond September Futures	3	9/22	472,981	467,250	5,731
U.S. Ultra Long Bond September Futures	27	9/22	3,464,227	3,469,079	(4,852)
United Kingdom Treasury 10-Year Gilt September Futures	1	9/22	148,805	146,134	2,671

					671,066

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$480,206

At May 31, 2022, Inflation-Linked Fixed Income Fund had deposited cash of $646,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	94,000	USD	118,301	BNP	$ 118,448	6/6/22	$147
British Pound	4,923,000	USD	6,223,657	MLP	6,203,424	6/6/22	(20,233)
Danish Krone	665,000	USD	94,273	HSBC	96,123	7/1/22	1,850
Danish Krone	9,265,000	USD	1,362,784	MLP	1,339,216	7/1/22	(23,568)
Euro	92,000	USD	97,369	BCLY	98,771	6/2/22	1,402
Euro	64,000	USD	66,740	BCLY	68,711	6/2/22	1,971
Euro	58,000	USD	61,092	BCLY	62,268	6/2/22	1,176
Euro	107,000	USD	113,561	BNP	114,875	6/2/22	1,314
Euro	59,000	USD	62,449	BNP	63,342	6/2/22	893
Euro	147,000	USD	155,050	BNP	157,819	6/2/22	2,769
Euro	7,630,000	USD	8,214,458	HSBC	8,191,565	6/2/22	(22,893)
Euro	324,000	USD	345,811	JPM	347,846	6/2/22	2,035
Euro	339,000	USD	365,545	MLP	364,617	7/5/22	(928)
Peruvian Sol	192,187	USD	50,954	BNP	51,371	8/8/22	417

							(53,648)

Contracts to Sell:
Australian Dollar	458,000	USD	322,879	DUB	328,661	6/2/22	(5,782)
British Pound	4,975,000	USD	6,245,899	BNP	6,268,948	6/6/22	(23,049)
British Pound	15,000	USD	18,633	BNP	18,902	6/6/22	(269)
British Pound	27,000	USD	32,879	JPM	34,022	6/6/22	(1,143)
British Pound	4,923,000	USD	6,224,577	MLP	6,204,628	7/5/22	19,949
Canadian Dollar	661,000	USD	512,295	MLP	522,613	6/2/22	(10,318)
Danish Krone	13,107,481	USD	1,937,154	DUB	1,894,631	7/1/22	42,523
Danish Krone	16,624,610	USD	2,477,736	DUB	2,403,017	7/1/22	74,719
Danish Krone	9,975,000	USD	1,493,752	MLP	1,441,843	7/1/22	51,909
Euro	255,000	USD	264,736	BNP	273,768	6/2/22	(9,032)
Euro	142,000	USD	149,372	BNP	152,451	6/2/22	(3,079)
Euro	8,084,000	USD	8,510,706	DUB	8,678,979	6/2/22	(168,273)
Euro	297,000	USD	319,337	BCLY	319,443	7/5/22	(106)
Euro	7,630,000	USD	8,228,161	HSBC	8,206,560	7/5/22	21,601
Japanese Yen	129,200,000	USD	996,788	BNP	1,003,612	6/2/22	(6,824)
New Zealand Dollar	342,000	USD	219,788	SCB	222,847	6/2/22	(3,059)
Peruvian Sol	1,887,374	USD	496,194	JPM	504,485	8/8/22	(8,291)

							(28,524)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(82,172)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	$(200)	$(1,139)	$939
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	13,858	(103,178)	117,036
Receive	3-Month USD-LIBOR	1.840%	11/21/28	6-Month	USD	1,500,000	71,096	—	71,096
Pay	3-Month USD-LIBOR	1.888%	11/21/53	6-Month	USD	300,000	(55,940)	—	(55,940)
Pay	6-Month EURIBOR	0.500%	9/21/52	12-Month	EUR	400,000	(124,246)	(40,324)	(83,922)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(12,424)	—	(12,424)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(13,059)	—	(13,059)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(7,754)	—	(7,754)
Receive	6-Month EURIBOR	0.250%	9/21/32	6-Month	EUR	1,400,000	233,885	126,274	107,611

							$105,216	$(18,367)	$123,583

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.330%	7/15/22	EUR	600,000	$55,381	$2,849	$52,532
Receive	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	2,832	100	2,732
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	1,000,000	93,622	(37,985)	131,607
Receive	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	4,820	2,060	2,760
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(266,306)	(9,569)	(256,737)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(124,693)	93,051	(217,744)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	15,241	(15,114)	30,355
Pay	15-Year EUR Inflation Linked	2.488%	5/15/37	EUR	200,000	(3,022)	201	(3,223)
Pay	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(283)	—	(283)
Pay	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	7,163	(2,478)	9,641
Receive	2-Year GBP Inflation Linked	6.290%	3/15/24	GBP	300,000	6,531	(134)	6,665
Receive	5-Year GBP Inflation Linked	4.735%	2/15/27	GBP	1,000,000	52,768	—	52,768
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	(129,283)	76,362	(205,645)
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	2,900,000	(421,859)	29,795	(451,654)
Receive	5-Year GBP Inflation Linked	4.626%	12/15/26	GBP	1,000,000	59,572	(12,515)	72,087
Pay	10-Year GBP Inflation Linked	3.750%	4/15/31	GBP	520,000	(105,052)	(4)	(105,048)
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	900,000	(208,360)	9,395	(217,755)
Receive	10-Year GBP Inflation Linked	4.300%	1/15/32	GBP	400,000	25,389	1,393	23,996
Pay	10-Year GBP Inflation Linked	3.718%	12/15/28	GBP	20,000	(2,664)	1,513	(4,177)
Pay	15-Year GBP Inflation Linked	3.566%	3/15/36	GBP	100,000	(22,121)	—	(22,121)
Pay	15-Year GBP Inflation Linked	3.580%	3/15/36	GBP	300,000	(65,392)	(2,006)	(63,386)
Pay	1-Year USD Inflation Linked	5.032%	3/8/23	USD	300,000	(5,145)	—	(5,145)
Pay	1-Year USD Inflation Linked	4.950%	3/7/23	USD	200,000	(3,621)	—	(3,621)
Pay	1-Year USD Inflation Linked	5.320%	4/29/23	USD	2,300,000	(13,847)	—	(13,847)
Pay	1-Year USD Inflation Linked	5.150%	5/23/23	USD	500,000	(669)	—	(669)
Pay	1-Year USD Inflation Linked	5.000%	3/3/23	USD	400,000	(7,278)	—	(7,278)
Pay	1-Year USD Inflation Linked	5.185%	5/24/23	USD	500,000	(362)	—	(362)
Pay	1-Year USD Inflation Linked	5.470%	3/21/23	USD	2,300,000	(25,260)	—	(25,260)
Pay	1-Year USD Inflation Linked	3.850%	12/20/22	USD	600,000	(24,123)	—	(24,123)
Receive	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	43,826	—	43,826
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	45,820	80	45,740
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	25,581	—	25,581
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	561,643	(214,466)	776,109
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	188,199	(62,311)	250,510
Receive	7-Year USD Inflation Linked	1.89%	8/27/27	USD	700,000	109,971	1,693	108,278
Receive	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	98,215	5,868	92,347
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	7,002	—	7,002
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	7,782	—	7,782
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	300,034	1,035	298,999
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(177,969)	(50,027)	(127,942)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(56,997)	37,569	(94,566)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(208,448)	(8,764)	(199,684)
Pay	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	(243,530)	9,233	(252,763)
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	(37,716)	24,122	(61,838)
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(103,735)	59,292	(163,027)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(56,146)	36,670	(92,816)

						$(602,489)	$(23,092)	$(579,397)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swaps on Corporate Issue—Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Depreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.006%	USD 100,000	$856	$981		$(125)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2022, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $501,000 for open centrally cleared swap contracts.

At May 31, 2022, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $90,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BCLY	—	Barclays Bank PLC
CAD	—	Canadian Dollar	BNP	—	BNP Paribas SA
DKK	—	Danish Krone	DUB	—	Deutsche Bank AG
EUR	—	Euro	HSBC	—	HSBC Bank USA
GBP	—	British Pound	JPM	—	JPMorgan Chase & Co.
JPY	—	Japanese Yen	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
NOK	—	Norwegian Krone	SCB	—	Standard Chartered Bank
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See pages 253-255 for definitions of ratings.

At May 31, 2022, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	5/31/22	6/2/22	0.862%	$537,609

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.7%
Aerospace/Defense - 1.7%
			Boeing Co. (The), Senior Unsecured Notes:
$ 3,727,000		BBB-	4.508% due 5/1/23	$3,761,084
100,000		BBB-	1.875% due 6/15/23	98,678
5,100,000		BBB-	1.433% due 2/4/24	4,915,226

			Total Aerospace/Defense	8,774,988

Agriculture - 1.4%
			BAT Capital Corp., Company Guaranteed Notes:
3,700,000		BBB+	3.222% due 8/15/24	3,674,907
1,200,000		BBB+	2.789% due 9/6/24	1,178,531
			Imperial Brands Finance PLC, Company Guaranteed Notes:
1,100,000		BBB	3.125% due 7/26/24(a)	1,077,479
700,000		BBB	3.500% due 7/26/26(a)	670,122
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	608,273

			Total Agriculture	7,209,312

Auto Manufacturers - 7.0%
			Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000		BB+	2.979% due 8/3/22	500,510
2,700,000		BB+	3.350% due 11/1/22	2,695,896
2,000,000		BB+	3.087% due 1/9/23	2,000,000
600,000		BB+	4.140% due 2/15/23	601,512
400,000		BB+	3.096% due 5/4/23	397,076
400,000		BB+	3.370% due 11/17/23	395,750
			General Motors Financial Co., Inc.:
			Company Guaranteed Notes:
1,500,000		BBB	2.306% (3-Month USD-LIBOR + 1.310%) due 6/30/22(b)	1,500,489
2,000,000		BBB	3.250% due 1/5/23	2,005,900
1,600,000		BBB	3.950% due 4/13/24	1,611,954
			Senior Unsecured Notes:
2,000,000		BBB	1.982% (SOFR + 1.200%) due 11/17/23(b)	1,980,439
1,500,000		BBB	5.100% due 1/17/24	1,537,196
			Hyundai Capital America, Senior Unsecured Notes:
1,500,000		BBB+	0.800% due 4/3/23(a)	1,470,840
1,200,000		BBB+	5.750% due 4/6/23	1,225,381
1,000,000		BBB+	5.750% due 4/6/23(a)	1,021,150
1,500,000		BBB+	1.250% due 9/18/23(a)	1,461,446
2,000,000		BBB+	0.875% due 6/14/24(a)	1,891,352
			Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
1,630,000		BBB-	2.650% due 7/13/22	1,630,206
2,800,000		BBB-	1.656% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	2,797,190
1,000,000		BBB-	3.875% due 9/21/23(a)	1,002,801
4,974,000		BBB	Stellantis NV, Senior Unsecured Notes, 5.250% due 4/15/23	5,051,570
710,000	AUD	BBB+	Volkswagen Financial Services Australia Pty Ltd., Company Guaranteed Notes, 1.455% (3-Month Australian Bank Bill + 1.300%) due 9/14/22(b)	510,503
4,000,000	CAD	BBB+	VW Credit Canada Inc., (Restricted, cost - $3,234,910, acquired 3/5/21), Company Guaranteed Notes, 2.650% due 6/27/22(c)	3,164,731

			Total Auto Manufacturers	36,453,892

Banks - 20.0%
200,000	AUD	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 1.907% (3-Month Australian Bank Bill + 1.380%) due 10/25/22(b)	143,821
700,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.550% due 9/9/22	700,042
800,000		A	Banco Bilbao Vizcaya Argentaria SA, Senior Unsecured Notes, 0.875% due 9/18/23	776,224
1,000,000	AUD	A-	Banco Santander SA, Senior Unsecured Notes, 2.013% (3-Month Australian Bank Bill + 1.650%) due 1/19/23(b)	720,174
1,200,000		BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,204,376

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.7% - (continued)
Banks - 20.0% - (continued)
			Bank of America Corp., Senior Unsecured Notes:
$ 500,000		A-	2.816% (3-Month USD-LIBOR + 0.930%) due 7/21/23(b)	$500,077
3,000,000		A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(b)	3,000,053
			Barclays PLC, Senior Unsecured Notes:
2,750,000	AUD	BBB	1.955% (3-Month Australian Bank Bill + 1.800%) due 6/15/23(b)	1,988,306
3,200,000		BBB	2.791% (3-Month USD-LIBOR + 1.380%) due 5/16/24(b)	3,209,906
			BNP Paribas SA, Senior Unsecured Notes:
1,000,000		A-	3.800% due 1/10/24(a)	1,004,280
400,000	AUD	A-	2.920% (3-Month Australian Bank Bill + 1.750%) due 2/28/24(b)	290,009
400,000		A-	3.375% due 1/9/25(a)	395,735
			Citigroup Inc., Senior Unsecured Notes:
1,500,000		BBB+	2.134% (3-Month USD-LIBOR + 0.950%) due 7/24/23(b)	1,499,937
2,100,000		BBB+	3.010% (3-Month USD-LIBOR + 1.430%) due 9/1/23(b)	2,102,688
760,000	AUD	BBB+	2.249% (3-Month Australian Bank Bill + 1.720%) due 10/27/23(b)	550,997
500,000		BBB+	2.544% (3-Month USD-LIBOR + 1.100%) due 5/17/24(b)	500,742
300,000		BBB+	2.603% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	300,225
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 1.984% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,004,415
2,500,000	AUD	A1(d)	Credit Suisse AG, Senior Unsecured Notes, 2.235% (3-Month Australian Bank Bill + 1.150%) due 5/26/23(b)	1,798,691
			Credit Suisse Group AG, Senior Unsecured Notes:
1,750,000		BBB	2.043% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,757,935
2,000,000		BBB	2.043% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	2,009,068
			Danske Bank AS, Senior Unsecured Notes:
1,200,000		BBB+	1.863% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	1,204,188
500,000		BBB+	1.863% (3-Month USD-LIBOR + 1.060%) due 9/12/23(a)(b)	501,745
1,000,000		BBB+	3.875% due 9/12/23(a)	1,004,911
3,431,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	3,394,155
600,000		BBB+	5.375% due 1/12/24	613,630
200,000		BBB+	5.375% due 1/12/24(a)	204,544
			Deutsche Bank AG, Senior Unsecured Notes:
300,000		BBB-	2.601% (3-Month USD-LIBOR + 1.190%) due 11/16/22(b)	300,664
790,000	AUD	BBB-	2.112% (3-Month Australian Bank Bill + 1.400%) due 1/30/23(b)	567,221
400,000		BBB-	2.783% (3-Month USD-LIBOR + 1.230%) due 2/27/23(b)	402,090
1,100,000		BBB-	3.950% due 2/27/23	1,104,764
1,800,000		A-	0.962% due 11/8/23	1,739,422
2,100,000		BBB-	2.222% (SOFR + 2.159%) due 9/18/24(b)	2,047,731
900,000		A-	Deutsche Bank AG, (Restricted, cost—$874,823, acquired 3/31/22), Senior Unsecured Notes, 0.898% due 5/28/24(c)	854,065
1,700,000	AUD	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 2.180% (3-Month Australian Bank Bill + 1.100%) due 2/18/25(b)	1,216,485
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000		BBB+	2.255% (3-Month USD-LIBOR + 0.750%) due 2/23/23(b)	998,431
3,000,000	AUD	BBB+	2.200% (3-Month Australian Bank Bill + 1.200%) due 5/16/23(b)	2,163,227
1,400,000		BBB+	1.217% due 12/6/23	1,368,727
1,000,000	AUD	BBB+	2.250% (3-Month Australian Bank Bill + 1.550%) due 5/2/24(b)	724,365
1,000,000		BBB+	0.925% (SOFR + 0.486%) due 10/21/24(b)	966,380
			Hana Bank, Senior Unsecured Notes:
400,000		A+	1.678% (3-Month USD-LIBOR + 0.875%) due 9/14/22(b)	400,698
1,000,000		A+	2.014% (3-Month USD-LIBOR + 0.800%) due 7/26/23(b)	1,004,403
			HSBC Holdings PLC, Senior Unsecured Notes:
500,000		A-	3.033% (3-Month USD-LIBOR + 0.923%) due 11/22/23(b)	500,458
1,000,000	AUD	A-	2.100% (3-Month Australian Bank Bill + 1.100%) due 2/16/24(b)	718,317
5,900,000		A-	1.975% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	5,916,041
1,900,000		A-	ING Groep NV, Senior Unsecured Notes, 1.569% (SOFR + 1.010%) due 4/1/27(b)	1,862,369
			JPMorgan Chase & Co., Senior Unsecured Notes:
3,300,000		A-	2.074% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,310,046
600,000		A-	1.286% (SOFR + 0.765%) due 9/22/27(b)	577,559

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.7% - (continued)
Banks - 20.0% - (continued)
			Lloyds Banking Group PLC, Senior Unsecured Notes:
4,000,000	AUD	BBB+	1.480% (3-Month Australian Bank Bill + 1.300%) due 3/20/23(b)	$2,877,083
3,700,000	AUD	BBB+	1.535% (3-Month Australian Bank Bill + 1.400%) due 3/7/25(b)	2,645,380
			Mizuho Financial Group Inc., Senior Unsecured Notes:
$ 2,900,000		A-	1.653% (3-Month USD-LIBOR + 0.850%) due 9/13/23(b)	2,903,185
1,500,000		A-	2.154% (3-Month USD-LIBOR + 0.630%) due 5/25/24(b)	1,499,623
300,000		BBB	NatWest Group PLC, Senior Unsecured Notes, 2.516% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	301,828
1,000,000		A-	NatWest Markets PLC, Senior Unsecured Notes, 1.971% (SOFR + 1.450%) due 3/22/25(a)(b)	1,003,141
			Nordea Bank Abp, Senior Unsecured Notes:
600,000		A	1.693% (SOFR + 0.960%) due 6/6/25(a)(b)	600,000
1,200,000		A	2.538% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,207,256
			QNB Finance Ltd., Company Guaranteed Notes:
500,000	AUD	A	2.447% (3-Month Australian Bank Bill + 1.750%) due 2/1/23(b)	360,774
4,200,000		A	2.178% (3-Month USD-LIBOR + 1.250%) due 3/21/24(b)	4,223,016
476,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	476,967
			Societe Generale SA, Senior Unsecured Notes:
2,200,000		BBB	3.875% due 3/28/24(a)	2,204,308
2,300,000		BBB	2.625% due 1/22/25(a)	2,213,626
800,000		BBB	1.744% (SOFR + 1.050%) due 1/21/26(a)(b)	780,761
			Standard Chartered PLC, Senior Unsecured Notes:
400,000		BBB+	1.319% (1-Year CMT Index + 1.170%) due 10/14/23(a)(b)	396,816
500,000		BBB+	3.885% (3-Month USD-LIBOR + 1.080%) due 3/15/24(a)(b)	500,896
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,689,610
3,000,000		BBB+	2.318% (SOFR + 1.740%) due 3/30/26(a)(b)	3,019,461
7,700,000	AUD	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 1.613% (3-Month Australian Bank Bill + 1.250%) due 10/16/24(b)	5,546,505
500,000		A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.800% due 9/16/24(a)	470,960
5,600,000	AUD	A+	UBS AG, Senior Unsecured Notes, 1.582% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(b)	4,004,333
5,200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $4,286,016, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(c)	4,043,238
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(c)	782,158

			Total Banks	104,875,262

Beverages - 0.2%
900,000		BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	843,903

Commercial Services - 1.2%
2,500,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 3.500% due 3/16/23	2,510,076
5,000,000	AUD	BBB	Transurban Queensland Finance Pty Ltd., Senior Secured Notes, 2.204% (3-Month Australian Bank Bill + 2.050%) due 12/16/24(b)	3,678,272

			Total Commercial Services	6,188,348

Computers - 1.1%
826,000		BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 5.450% due 6/15/23	841,158
5,000,000		BBB-	Leidos Inc., Company Guaranteed Notes, 2.950% due 5/15/23	4,989,126

			Total Computers	5,830,284

Diversified Financial Services - 5.5%
4,300,000		BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 9/15/23	4,317,654
			Aircastle Ltd., Senior Unsecured Notes:
1,300,000		BBB-	5.000% due 4/1/23	1,313,569
800,000		BBB-	4.400% due 9/25/23	801,191
1,200,000		BBB-	Ally Financial Inc., Senior Unsecured Notes, 3.050% due 6/5/23	1,201,029
2,000,000		BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 3.875% due 5/1/23(a)	1,996,228
			Avolon Holdings Funding Ltd., Company Guaranteed Notes:
500,000		BBB-	5.500% due 1/15/23(a)	503,364
900,000		BBB-	5.125% due 10/1/23(a)	908,422
			BOC Aviation Ltd., Senior Unsecured Notes:
500,000		A-	2.750% due 9/18/22	500,045

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.7% - (continued)
Diversified Financial Services - 5.5% - (continued)
$ 200,000		A-	2.750% due 9/18/22(a)	$200,018
400,000		A-	2.091% (3-Month USD-LIBOR + 1.125%) due 9/26/23(a)(b)	400,574
600,000		A-	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	578,751
2,500,000		BBB-	Cantor Fitzgerald LP, Senior Unsecured Notes, 4.875% due 5/1/24(a)	2,553,229
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	775,875
500,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 2.652% due 9/19/22(a)	500,691
1,200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/25/23	1,204,539
			Nomura Holdings Inc., Senior Unsecured Notes:
4,500,000		BBB+	2.648% due 1/16/25	4,369,885
1,100,000		BBB+	1.851% due 7/16/25	1,030,275
400,000		A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	400,433
			Park Aerospace Holdings Ltd., Company Guaranteed Notes:
2,600,000		BBB-	5.250% due 8/15/22(a)	2,605,625
1,000,000		BBB-	4.500% due 3/15/23(a)	1,000,736
1,800,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 2.850% due 7/25/22	1,800,647

			Total Diversified Financial Services	28,962,780

Electric - 2.4%
			Ausgrid Finance Pty Ltd., Senior Secured Notes:
704,000		BBB	3.850% due 5/1/23(a)	706,399
1,200,000	AUD	Baa1(d)	1.932% (3-Month Australian Bank Bill + 1.220%) due 10/30/24(b)	863,540
1,000,000	AUD	Baa1(d)	3.750% due 10/30/24	712,928
400,000		BBB+	Cleco Power LLC, Senior Unsecured Notes, 1.326% (3-Month USD-LIBOR + 0.500%) due 6/15/23(a)(b)	398,102
1,000,000		BBB+	Enel Finance International NV, Company Guaranteed Notes, 2.650% due 9/10/24	977,202
200,000		BBB+	Iberdrola International BV, Company Guaranteed Notes, 5.810% due 3/15/25	213,254
			Israel Electric Corp., Ltd., Senior Secured Notes:
400,000		BBB+	6.875% due 6/21/23	414,468
600,000		BBB+	5.000% due 11/12/24(a)	617,976
2,900,000	AUD	Aa2(d)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 1.682% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(b)	2,084,073
			Pacific Gas & Electric Co., 1st Mortgage Notes:
1,400,000		BBB-	4.250% due 8/1/23	1,407,721
500,000		BBB-	3.850% due 11/15/23	499,242
300,000		BBB-	3.750% due 2/15/24	298,099
100,000		BBB-	3.400% due 8/15/24	97,950
5,000,000	AUD	A-	Victoria Power Networks Finance Pty Ltd., 1.554% (3-Month Australian Bank Bill + 0.500%) due 8/23/24(b)	3,555,930

			Total Electric	12,846,884

Electronics - 0.3%
1,500,000		BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24(a)	1,412,870

Entertainment - 0.2%
			Magallanes Inc., Company Guaranteed Notes:
700,000		BBB-	2.258% (SOFR + 1.780%) due 3/15/24(a)(b)	705,262
500,000		BBB-	3.428% due 3/15/24(a)	497,466

			Total Entertainment	1,202,728

Food - 0.2%
700,000		BBB-	Barry Callebaut Services NV, Company Guaranteed Notes, 5.500% due 6/15/23	712,251
300,000		BBB-	Kraft Heinz Foods Co., Company Guaranteed Notes, 2.222% (3-Month USD-LIBOR + 0.820%) due 8/10/22(b)	299,481

			Total Food	1,011,732

Healthcare - Services - 0.4%
2,100,000		BBB-	HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	2,155,133

Holding Companies - Diversified - 0.2%
843,000		A	Hutchison Whampoa International 12 II Ltd., Company Guaranteed Notes, 3.250% due 11/8/22	846,043

Home Builders - 0.1%
700,000		BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/15/22	704,013

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.7% - (continued)
Insurance - 0.1%
$ 200,000		A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	$191,477
400,000		A-	GA Global Funding Trust, Secured Notes, 1.625% due 1/15/26(a)	364,739

			Total Insurance	556,216

Investment Companies - 0.1%
400,000		Baa3(d)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	371,615

Lodging - 0.2%
900,000		BB+	Hyatt Hotels Corp., Senior Unsecured Notes, 1.637% (SOFR + 1.050%) due 10/1/23(b)	900,491

Machinery - Diversified - 0.2%
500,000		BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 1.950% due 7/2/23	495,499
300,000		BBB	CNH Industrial NV, Senior Unsecured Notes, 4.500% due 8/15/23	304,366

			Total Machinery - Diversified	799,865

Media - 1.0%
4,189,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 2.936% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	4,251,475
1,000,000		BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 3/15/23	1,038,614

			Total Media	5,290,089

Oil & Gas - 0.4%
1,300,000		A-	BP Capital Markets America Inc., Company Guaranteed Notes, 1.578% (3-Month USD-LIBOR + 0.650%) due 9/19/22(b)	1,300,666
1,000,000		A1(d)	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.875% due 4/16/24	992,904

			Total Oil & Gas	2,293,570

Packaging & Containers - 0.5%
			Berry Global Inc., Senior Secured Notes:
1,700,000		BBB-	0.950% due 2/15/24	1,618,389
1,114,000		BBB-	4.875% due 7/15/26(a)	1,096,923

			Total Packaging & Containers	2,715,312

Pipelines - 1.0%
600,000		BBB-	Energy Transfer LP/Regency Energy Finance Corp., Senior Unsecured Notes, 5.000% due 10/1/22	601,504
4,500,000		BBB	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 4/15/23	4,575,843

			Total Pipelines	5,177,347

Real Estate - 0.0%
200,000	AUD	BBB+	Aroundtown SA, Senior Unsecured Notes, 4.500% due 5/14/25	142,113

Savings & Loans - 0.3%
			Nationwide Building Society, Senior Unsecured Notes:
500,000		BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(b)	500,888
1,000,000		BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(b)	1,008,774

			Total Savings & Loans	1,509,662

Semiconductors - 0.4%
1,000,000		Baa2(d)	Microchip Technology Inc., Senior Secured Notes, 4.333% due 6/1/23	1,011,270
			SK Hynix Inc., Senior Unsecured Notes:
200,000		BBB-	1.000% due 1/19/24	192,087
800,000		BBB-	1.000% due 1/19/24(a)	768,346

			Total Semiconductors	1,971,703

Software - 0.1%
500,000		BBB-	VMware Inc., Senior Unsecured Notes, 1.000% due 8/15/24	473,100

Telecommunications - 2.2%
3,900,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 1.430% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	2,814,069
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost - $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(c)	778,100
400,000		Baa2(d)	SES SA, Company Guaranteed Notes, 3.600% due 4/4/23(a)	400,350
700,000		BBB-	T-Mobile USA Inc., Senior Secured Notes, 3.500% due 4/15/25	695,330
7,600,000	AUD	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 2.235% (3-Month Australian Bank Bill + 1.220%) due 2/17/23(b)	5,469,376
2,280,000	AUD	BBB	Vodafone Group PLC, Senior Unsecured Notes, 1.205% (3-Month Australian Bank Bill + 1.050%) due 12/13/22(b)	1,638,848

			Total Telecommunications	11,796,073

Transportation - 0.0%
200,000		BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 6.000% due 4/7/23	203,393

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 48.7% - (continued)
Trucking & Leasing - 0.3%
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
$ 400,000		A-	3.000% due 7/15/22	$400,032
500,000		A-	4.125% due 7/15/23(a)	499,842
700,000		A-	3.550% due 4/15/24(a)	690,946

			Total Trucking & Leasing	1,590,820

			TOTAL CORPORATE BONDS & NOTES (Cost - $259,911,623)	255,109,541

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.4%
449,961		Aaa(d)	A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(a)	446,620
441,919		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1.786% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	420,934
121,445		Aaa(d)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 2.018% (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	120,893
2,000,000		Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 2.094% (3-Month USD-LIBOR + 1.050%) due 7/15/30(a)(b)	1,982,946
300,000		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 2.094% (3-Month USD-LIBOR + 1.050%) due 1/15/32(a)(b)	293,873
164,254		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 1.933% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	163,256
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.825% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	681,705
1,424,808	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 1.690% (3-Month Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	1,790,916
1,200,000	EUR	Aaa(d)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 0.740% (3-Month EURIBOR + 0.740%) due 1/20/32(a)(b)	1,257,541
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 2.075% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	489,686
400,000		Aaa(d)	Series 2019-RLJ, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	392,418
24,701		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	24,818
433,576		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.790% (1-Month USD-LIBOR + 0.500%) due 9/25/34(b)	417,844
1,000,000		Aaa(d)	Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class A1R, 1.994% (3-Month USD-LIBOR + 0.950%) due 10/15/30(a)(b)	982,962
1,200,000		Aaa(d)	Birch Grove CLO Ltd., Series 19A, Class AR, 1.956% (3-Month USD-LIBOR + 1.130%) due 6/15/31(a)(b)	1,176,852
998,469	EUR	AAA	Black Diamond CLO Ltd., Series 2017-2A, Class A1, 0.860% (3-Month EURIBOR + 0.860%) due 1/20/32(a)(b)	1,064,793
118,006		Aaa(d)	Brass NO 8 PLC, Series 8A, Class A1, 2.111% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	118,022
1,968,305	EUR	AAA	Bruegel 2021 DAC, Series 2021-1A, Class A, 0.800% (3-Month EURIBOR + 0.800%) due 5/22/31(a)(b)	2,084,428
2,000,000		NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 2.125% (1-Month USD-LIBOR + 1.250%) due 9/15/36(a)(b)	1,923,921
1,500,000		Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 1.930% (SOFR + 1.514%) due 11/15/37(a)(b)	1,491,806
746,180	GBP	Aaa(d)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.953% (3-Month Sterling Overnight Index Average + 1.350%) due 5/16/56(b)	940,946
3,200,000		Aaa(d)	CIFC Funding Ltd., Series 2017-4A, Class A1R, 2.134% (3-Month USD-LIBOR + 0.950%) due 10/24/30(a)(b)	3,143,715
2,700,000		AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 2.055% (1-Month USD-LIBOR + 1.180%) due 10/15/36(a)(b)	2,589,948
1,694,774		Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 1.434% (SOFR + 0.850%) due 5/25/51(a)(b)	1,612,001
			COMM Mortgage Trust:
31,518		Aaa(d)	Series 2013-CR6, Class A3FL, 1.473% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,518
2,100,000		NR	Series 2021-2400, Class A, 2.175% (1-Month USD-LIBOR + 1.300%) due 12/15/38(a)(b)	2,014,003
852,542		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	811,983
269,433		AAA	CSMC Trust, Series 2021-INV1, Class A11, 1.089% (SOFR + 0.800%) due 7/25/56(a)(b)	255,977
169,480		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1.861% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	167,246
1,300,000	EUR	AAA	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,366,328
565,329		AAA	Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, 2.064% (3-Month USD-LIBOR + 1.020%) due 4/15/29(a)(b)	561,725
1,500,000	EUR	AAA	Dryden 52 Euro CLO DAC, Series 2017-52A, Class AR, 0.860% (3-Month EURIBOR + 0.860%) due 5/15/34(a)(b)	1,588,619
3,000,000		Aaa(d)	Elevation CLO Ltd., Series 2017-8A, Class A1R2, 2.134% (3-Month USD-LIBOR + 0.950%) due 10/25/30(a)(b)	2,940,024
2,087,155		Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 1.955% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(b)	2,043,369
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
612,132		NR	Series 4344, Class FA, 0.905% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	608,802
954,148		NR	Series 4351, Class FA, 0.905% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	946,423
1,530,927		NR	Series 4906, Class WF, 0.855% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	1,524,819
1,034,522		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 1.306% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	1,029,038
166,122		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1.831% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	160,855
2,859,289	GBP	(P)AAA	Finsbury Square, Series 2021-1GRA, Class AGRN, 1.415% (3-Month Sterling Overnight Index Average + 0.650%) due 12/16/67(a)(b)	3,531,061
1,499,456	GBP	AAA(e)	Finsbury Square PLC, Series 2020-1A, Class A, 1.077% (3-Month Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	1,883,904
700,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 1.475% (1-Month USD-LIBOR + 0.600%) due 9/15/24(b)	700,062

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.4% - (continued)
$ 251,176		BBB-	Fremont Home Loan Trust, Series 2005-A, Class M3, 1.741% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	$245,855
600,000		Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 2.134% (3-Month USD-LIBOR + 1.090%) due 7/15/31(a)(b)	590,976
			GCAT Trust:
933,753		AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	869,876
1,048,365		AAA(e)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	1,025,750
2,700,000		Aaa(d)	Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 1.973% (3-Month USD-LIBOR + 0.910%) due 11/20/30(a)(b)	2,647,453
			Government National Mortgage Association (GNMA):
1,667,019		NR	Series 2016-H06, Class FD, 1.358% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	1,674,901
1,209,670		NR	Series 2017-H15, Class FE, 1.047% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,215,123
88,410		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	83,789
66,579		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	64,236
3,645,847		NR	Series 2021-97, Class FA, 0.899% (SOFR + 0.400%) due 6/20/51(b)	3,358,488
3,730,734		NR	Series 2021-122, Class FA, 0.899% (SOFR + 0.400%) due 7/20/51(b)	3,469,981
1,000,000		Aaa(d)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 2.055% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	982,489
162,010		Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	162,718
1,668,989		AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,605,826
			GS Mortgage-Backed Securities Trust:
825,751		Aaa(d)	Series 2021-GR2, Class A9, 1.434% (SOFR + 0.850%) due 2/25/52(a)(b)	783,945
277,161		Aaa(d)	Series 2021-INV1, Class A9, 1.434% (SOFR + 0.850%) due 12/25/51(a)(b)	263,465
1,600,000	EUR	Aaa(d)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 0.640% (3-Month EURIBOR + 0.640%) due 10/15/31(a)(b)	1,672,172
500,000	EUR	Aaa(d)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 0.760% (3-Month EURIBOR + 0.760%) due 7/15/31(a)(b)	521,807
1,949,535	GBP	AAA	Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class A, 1.703% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)	2,458,005
2,599,381	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.703% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	3,277,340
48,664		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	48,580
80,212		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 1.646% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	76,483
265,114		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 2.450% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	262,559
			JP Morgan Mortgage Trust:
227,557		Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	220,175
353,621		Aaa(d)	Series 2021-12, Class A11, 1.434% (SOFR + 0.850%) due 2/25/52(a)(b)	334,627
1,660,618	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.519% (0.800% - 3-Month EURIBOR) due 12/15/29(a)(f)	1,766,310
2,700,000		Aaa(d)	KKR CLO 18 Ltd., Series 18, Class AR, 1.984% (3-Month USD-LIBOR + 0.940%) due 7/18/30(a)(b)	2,667,049
1,700,000	EUR	Aaa(d)	Laurelin DAC, Series 2016-1A, Class ARR, 0.720% (3-Month EURIBOR + 0.720) due 10/20/31(a)(b)	1,787,372
171,557		AAA	LCM XIII LP, Series 13A, Class AR3, 1.914% (3-Month USD-LIBOR + 0.870%) due 7/19/27(a)(b)	170,039
			Legacy Mortgage Asset Trust:
193,716		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(a)	193,569
361,452		NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	341,674
390,328		NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	377,401
120,410		NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	117,041
98,277	GBP	Aaa(d)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 0.952% (0.969% - Sterling Overnight Index Average) due 11/15/49(f)	123,816
			LUXE Trust:
2,700,000		Aaa(d)	Series 2021-MLBH, Class A, 1.855% (1-Month USD-LIBOR + 0.980%) due 11/15/38(a)(b)	2,609,905
2,700,000		Aaa(d)	Series 2021-TRIP, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 10/15/38(a)(b)	2,614,897
2,700,000		Aaa(d)	M360 Ltd., Series 2021-CRE3, Class A, 2.461% (1-Month USD-LIBOR + 1.500%) due 11/22/38(a)(b)	2,629,183
3,600,000	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 0.690% (3-Month EURIBOR + 0.690%) due 12/15/31(a)(b)	3,822,040
79,595		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.375% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	79,565
175,993		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 1.706% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	169,345
			MF1 Ltd.:
133,845		Aaa(d)	Series 2020-FL3, Class A, 2.946% (30-Day SOFR + 2.164%) due 7/15/35(a)(b)	133,671
1,100,000		Aaa(d)	Series 2020-FL4, Class A, 2.610% (30-Day SOFR + 1.814%) due 11/15/35(a)(b)	1,093,791
1,149,955		Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 1.760% (30-Day SOFR + 0.964%) due 7/15/36(a)(b)	1,137,675
			MFA Trust:
314,888		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	305,582
382,612		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	370,023

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.4% - (continued)
$ 1,881,339		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 2.269% (3-Month USD-LIBOR + 1.030%) due 1/29/30(a)(b)	$1,859,865
			Mill City Mortgage Loan Trust:
738,011		Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	723,102
597,204		AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	568,724
454,519		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.906% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(g)	438,817
776,589		Aaa(d)	Mountain View CLO LLC, Series 2017-1A, Class AR, 2.134% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	768,823
631,044		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.841% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	626,311
2,700,000		Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 1.825% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	2,612,441
			New Residential Mortgage Loan Trust:
218,602		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	219,505
68,237		AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	67,712
1,794,476		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	1,747,361
1,622,340		Aaa(d)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	1,571,255
185,103		A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 1.666% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	183,442
494,181		NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	457,332
1,800,000		AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1.970% (1-Month USD-LIBOR + 1.095%) due 11/15/38(a)(b)	1,735,151
1,800,000	EUR	AAA	OCP Euro CLO DAC, Series 2020-4A, Class AR, 0.880% (3-Month EURIBOR + 0.880%) due 9/22/34(a)(b)	1,895,608
1,000,000		Aaa(d)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 2.163% (3-Month USD-LIBOR + 1.100%) due 10/20/31(a)(b)	980,720
461,446	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2021-1A, Class A, 0.780% (3-Month EURIBOR + 0.780%) due 4/15/31(a)(b)	489,746
2,468,371		Aaa(d)	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A1, 1.844% (3-Month USD-LIBOR + 0.800%) due 10/15/29(a)(b)	2,435,266
344,150		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 1.314% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	340,232
			PFP Ltd.:
84,487		Aaa(d)	Series 2019-6, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	83,125
330,685		Aaa(d)	Series 2021-7, Class A, 1.725% (1-Month USD-LIBOR + 0.850%) due 4/14/38(a)(b)	319,985
400,000		AAA	PFS Financing Corp., Series 2020-F, Class A, 0.930% due 8/15/24(a)	398,715
142,274		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	136,279
1,548,897	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 1.547% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	1,947,665
1,838,991		AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 1.450% (1-Month USD-LIBOR + 0.650%) due 2/3/53(a)(b)	1,825,352
301,254	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 0.795% (0.819% - Sterling Overnight Index Average) due 6/12/46(f)	378,715
528,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 1.216% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	666,288
653,236		Aaa(d)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 2.113% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	649,727
1,439,309		Aaa(d)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 2.174% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	1,431,206
546,680		B	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 1.681% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	542,145
270,858		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	256,471
402,569	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, 1.361% (3-Month Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	504,264
1,200,000		AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 4/15/34(a)(b)	1,169,909
600,000		AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 2.154% (3-Month USD-LIBOR + 0.970%) due 4/25/31(a)(b)	594,406
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1.895% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(b)	1,183,132
170,862		NR	Theorem Funding Trust, Series 2021-1A, Class A, 1.210% due 12/15/27(a)	167,798
2,100,000		AAA	THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 2.124% (3-Month USD-LIBOR + 1.080%) due 4/15/31(a)(b)	2,050,438
898,980	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 1.361% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,131,590
2,540,490	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 1.527% (3-Month Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	3,192,769
392,341	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 1.605% (Sterling Overnight Index Average + 1.144%) due 10/20/51(b)	493,049
			Towd Point Mortgage Trust:
277,563		Aaa(d)	Series 2017-5, Class A1, 1.606% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	275,115
452,777		AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	447,794
283,700		Aaa(d)	Series 2019-HY2, Class A1, 2.006% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	281,873
332,766		Aaa(d)	Series 2019-HY3, Class A1A, 2.006% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	328,547
777,260		AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	755,098
2,260,946		AAA(e)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	2,127,841
1,754,771		AAA(e)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	1,728,866
1,369,810	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, 1.300% (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(b)	1,717,234
1,000,000		Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 2.193% (3-Month USD-LIBOR + 1.130%) due 4/20/32(a)(b)	979,465

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.4% - (continued)
$ 583,621		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.924% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	$580,010
598,282		Aaa(d)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 2.163% (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	589,330
140,424		Aaa(d)	VMC Finance LLC, Series 2019-FL3, Class A, 1.987% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	140,366
416,635		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.586% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	404,223
516,262		Aaa(d)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 1.953% (3-Month USD-LIBOR + 0.890%) due 7/20/29(a)(b)	511,268
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(d)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	402,468
500,000		AAA	Series 2017-HSDB, Class A, 1.704% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	492,274
165,112		Aaa(d)	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AFL, 1.677% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	165,187

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $155,704,320)	148,976,567

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 9.3%
U.S. GOVERNMENT AGENCIES - 9.2%
			Federal Home Loan Banks:
5,100,000		AA+	0.800% due 11/27/23	4,979,355
2,500,000		AA+	1.100% due 11/15/24	2,403,588
3,200,000		AA+	0.750% due 2/24/26	2,954,106
3,400,000		AA+	0.960% due 3/5/26	3,160,777
877,500		AA+	1.000% due 3/23/26	814,241
2,600,000		AA+	1.000% due 7/27/26	2,396,082
3,500,000		AA+	1.050% due 8/13/26	3,233,063
4,600,000		AA+	0.830% due 2/10/27	4,171,273
3,900,000		AA+	0.850% due 2/17/27	3,533,452
5,500,000		AA+	1.020% due 2/24/27	5,023,236
5,000,000		AA+	0.900% due 2/26/27	4,531,917
3,400,000		AA+	0.920% due 2/26/27	3,087,433
3,700,000		AA+	1.115% due 2/26/27	3,390,198
5,000,000		Aaa(d)	Federal Home Loan Mortgage Corp., 0.800% due 10/28/26	4,535,496

			Total U.S. GOVERNMENT AGENCIES	48,214,217

U.S. GOVERNMENT OBLIGATION - 0.1%
469,000			U.S. Treasury Notes, 0.125% due 4/30/23	460,685

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATION
			(Cost - $52,744,197)	48,674,902

ASSET-BACKED SECURITIES - 4.2%
Automobiles - 0.7%
8,829		AAA	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540% due 4/15/24(a)	8,821
			Ford Auto Securitization Trust:
1,073,666	CAD	Aaa(d)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	840,955
3,500,000	CAD	AAA(e)	Series 2021-AA, Class A2, 1.162% due 10/15/25(a)	2,697,856
300,000		Aaa(d)	Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.370% due 3/25/25(a)	298,263

			Total Automobiles	3,845,895

Credit Cards - 0.6%
3,000,000		Aaa(d)	Master Credit Card Trust II, Series 2018-1A, Class A, 1.464% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	2,999,116

Student Loans - 2.9%
			ECMC Group Student Loan Trust:
579,525		Aaa(d)	Series 2017-2A, Class A, 2.056% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	572,049
466,637		Aaa(d)	Series 2018-1A, Class A, 1.756% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	449,613
731,011		Aaa(d)	Series 2019-1A, Class A1B, 2.006% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	714,057
98,686		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 2.034% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	98,052
2,221,746		AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	2,048,519
			Navient Private Education Loan Trust:
31,660		Aaa(d)	Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	31,463
1,014,446		AAA	Series 2015-BA, Class A3, 2.325% (1-Month USD-LIBOR + 1.450%) due 7/16/40(a)(b)	1,014,029

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 4.2% - (continued)
Student Loans - 2.9% - (continued)
			Navient Private Education Refi Loan Trust:
$ 264,085		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	$251,950
2,585,742		Aaa(d)	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	2,384,291
			Navient Student Loan Trust:
339,987		AAA	Series 2018-1A, Class A2, 1.356% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	339,169
519,822		AAA	Series 2018-2A, Class A2, 1.386% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	518,012
			Nelnet Student Loan Trust:
892,183		AA+	Series 2017-3A, Class A, 1.856% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	876,784
971,424		AA+	Series 2019-2A, Class A, 1.906% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	968,193
841,131		AA+	Series 2019-3A, Class A, 1.806% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	826,737
			SLC Student Loan Trust:
167,802		AAA	Series 2006-1, Class A5, 0.936% (3-Month USD-LIBOR + 0.110%) due 3/15/27(b)	167,394
396,149		AAA	Series 2007-1, Class A4, 1.471% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	388,932
			SLM Student Loan Trust:
8,958		AAA	Series 2003-10A, Class A3, 1.296% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	8,957
607,050		AAA	Series 2004-10, Class A7B, 1.784% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	601,901
408,084		AAA	Series 2005-5, Class A4, 1.324% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	404,991
377,354		B	Series 2008-5, Class A4, 2.884% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	377,118
584,356		B	Series 2008-7, Class A4, 2.084% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	574,539
88,503		B	Series 2008-8, Class A4, 2.684% (3-Month USD-LIBOR + 1.500%) due 4/25/23(b)	88,003
			SMB Private Education Loan Trust:
374,884		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	346,052
317,832		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	298,819
865,052		Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 1.627% (1-Month USD-LIBOR + 0.700%) due 11/20/61(a)(b)	855,937

			Total Student Loans	15,205,561

			TOTAL ASSET-BACKED SECURITIES
			(Cost - $22,710,796)	22,050,572

SOVEREIGN BONDS - 1.9%
India - 0.4%
1,900,000		Baa3(d)	Export-Import Bank of India, 2.505% (3-Month USD-LIBOR + 1.000%) due 8/21/22(b)	1,907,543

South Korea - 0.9%
			Export-Import Bank of Korea:
1,500,000		AA	1.279% (3-Month USD-LIBOR + 0.775%) due 6/1/23(b)	1,507,814
1,400,000	AUD	AA	1.095% (3-Month Australian Bank Bill + 0.800%) due 10/8/24(b)	1,006,120
2,000,000	AUD	Aa2(d)	Korea Expressway Corp., 0.805% (3-Month Australian Bank Bill + 0.720%) due 9/2/23(b)	1,435,992
650,000		AA	Korea National Oil Corp., 1.919% (3-Month USD-LIBOR + 0.875%) due 7/16/23(b)	653,706

			Total South Korea	4,603,632

Supranational - 0.6%
3,800,000		AAA	International Bank for Reconstruction & Development, 0.850% due 2/10/27	3,415,863

			TOTAL SOVEREIGN BONDS
			(Cost - $10,394,679)	9,927,038

MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.2%
1,014,417			Federal Home Loan Mortgage Corp. (FHLMC): 4.000% due 6/1/49 - 9/1/49
			(Cost - $1,064,187)	1,023,833

CERTIFICATE OF DEPOSIT - 0.2%
1,400,000	AUD	A	Mizuho Bank Ltd., 1.694% (3-Month Australian Bank Bill + 0.750%) due 8/7/24(b)
			(Cost - $1,048,188)	1,003,818

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS
			(Cost - $503,577,990)	486,766,271

SHORT-TERM INVESTMENTS - 35.5%
COMMERCIAL PAPER - 0.2%
1,000,000			VW Credit Inc., 1.001% due 6/3/22(a)(h)	999,945

			(Cost - $999,945)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value
TIME DEPOSITS - 1.3%
2,640	AUD	ANZ National Bank - Hongkong, 0.030% due 6/1/22	$1,895
		BBH - Grand Cayman:
2,565	DKK	(0.620)% due 6/1/22	370
6,091	NZD	0.400% due 6/1/22	3,969
286,764	GBP	BNP Paribas - Paris, 0.420% due 6/1/22	361,352
72,561	EUR	Citibank - London, (0.780)% due 6/1/22	77,901
174,745	CAD	Royal Bank of Canada - Toronto, 0.280% due 6/1/22	138,160
$ 5,243,995		Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	5,243,995
		Sumitomo Mitsui Banking Corp. - Tokyo:
91,973	JPY	(0.410)% due 6/1/22	714
868,361		0.400% due 6/1/22	868,361

		TOTAL TIME DEPOSITS
		(Cost - $6,696,717)	6,696,717

U.S. GOVERNMENT OBLIGATIONS - 34.0%
		U.S. Cash Management Bills:
1,534,000		1.230% due 9/6/22(h)(i)(j)	1,528,937
25,700,000		1.164% due 9/13/22(h)(j)	25,613,876
		U.S. Treasury Bills:
800,000		0.725% due 6/28/22(h)	799,565
100,000		1.053% due 8/18/22(h)(j)	99,773
1,000,000		1.060% due 8/25/22(h)(j)	997,504
150,000,000		1.123% due 9/1/22(h)	149,575,333

		TOTAL U.S. GOVERNMENT OBLIGATIONS
		(Cost - $178,614,988)	178,614,988

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $186,311,650)	186,311,650

		TOTAL INVESTMENTS - 128.4%
		(Cost - $689,889,640)	673,077,921

		Liabilities in Excess of Other Assets - (28.4)%	(148,837,666)

		TOTAL NET ASSETS - 100.0%	$524,240,255

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $200,351,967 and represents 38.2% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2022, amounts to $9,622,292 and represents 1.8% of net assets.
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2022.
(g)	Affiliated security. As of May 31, 2022, total cost and total market value of affiliated securities amounted to $452,699 and $438,817, respectively.

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Depreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2022

Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.906% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$508,348	$—	$ (56,138)	$ 236	$ (13,814)	$ 185	$ 4,133	$ 438,817

(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.

At May 31, 2022, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)

Ultra-Short Term Fixed Income Fund	$ 689,889,640	$ 3,521,520	$ (21,705,451)	$ (18,183,931)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	37.9%
Collateralized Mortgage Obligations	22.1
U.S. Government Agencies & Obligation	7.2
Asset-Backed Securities	3.3
Sovereign Bonds	1.5
Mortgage-Backed Securities	0.2
Certificate of Deposit	0.1
Short-Term Investments	27.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2022, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Note September Futures	1,187	9/22	$133,694,772	$134,075,359	$ (380,587)
U.S. Treasury 10-Year Note September Futures	7	9/22	833,122	836,172	(3,050)
U.S. Treasury Ultra Long Bond September Futures	2	9/22	315,321	311,500	3,821
U.S. Ultra Long Bond September Futures	122	9/22	15,687,218	15,675,094	12,124

					$ (367,692)

At May 31, 2022, Ultra-Short Term Fixed Income Fund had deposited cash of $860,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2022, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	430,000	USD	537,446	BNP	$541,839	6/6/22	$4,393
British Pound	19,404,000	USD	24,530,537	MLP	24,450,790	6/6/22	(79,747)
Canadian Dollar	16,042,115	USD	12,642,537	MLP	12,683,519	6/2/22	40,982
Euro	18,212,000	USD	19,607,039	HSBC	19,552,395	6/2/22	(54,644)
Mexican Peso	7,185,000	USD	343,494	BNP	362,868	7/1/22	19,374

							(69,642)

Contracts to Sell:
Australian Dollar	69,361,000	USD	48,876,526	BNP	49,825,406	8/16/22	(948,880)
Australian Dollar	1,488,000	USD	1,054,534	HSBC	1,068,903	8/16/22	(14,369)
Australian Dollar	1,006,000	USD	714,913	HSBC	722,659	8/16/22	(7,746)
British Pound	19,834,000	USD	24,954,583	DUB	24,992,628	6/6/22	(38,045)
British Pound	19,404,000	USD	24,534,165	MLP	24,455,535	7/5/22	78,630
Canadian Dollar	1,724,923	USD	1,343,157	HSBC	1,363,791	6/2/22	(20,634)
Canadian Dollar	3,033,558	USD	2,364,372	HSBC	2,398,449	6/2/22	(34,077)
Canadian Dollar	2,259,000	USD	1,750,792	MLP	1,786,053	6/2/22	(35,261)
Canadian Dollar	1,969,346	USD	1,533,484	SCB	1,557,041	6/2/22	(23,557)
Canadian Dollar	7,066,667	USD	5,511,189	SCB	5,587,181	6/2/22	(75,992)
Canadian Dollar	16,044,391	USD	12,642,537	MLP	12,683,062	7/5/22	(40,525)
Euro	18,212,000	USD	19,173,302	DUB	19,552,395	6/2/22	(379,093)
Euro	18,212,000	USD	19,639,748	HSBC	19,588,188	7/5/22	51,560

							(1,487,989)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$ (1,557,631)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2022, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	SOFR	2.611%	5/12/24	12-Month	USD	55,000,000	$70,451	$—	$70,451
Pay	SOFR	2.686%	3/31/24	12-Month	USD	87,300,000	23,361	—	23,361
Pay	SOFR	2.703%	3/31/24	12-Month	USD	36,800,000	20,020	18,717	1,303

							$113,832	$18,717	$95,115

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2022, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swap on Indexes—Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Series 37 5-Year Index, NR	(1.000%)	12/20/26	3-Month	0.741%	USD	44,300,000	$(580,626)	$(1,058,967)	$478,341
Markit CDX North America Investment Grade Series 38 5-Year Index, NR	(1.000%)	6/20/27	3-Month	0.798%	USD	6,500,000	(74,579)	(54,234)	(20,345)

							$(655,205)	$(1,113,201)	$457,996

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2022, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $673,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 98.3%
United States - 98.3%
1,306,766	American Beacon AHL Managed Futures Strategy Fund, Class Y	$15,367,563
728,238	BlackRock Event Driven Equity Fund, Institutional Class	7,158,576
1,100,851	BlackRock Global Long/Short Equity Fund, Institutional Class	12,505,669
519,352	BNY Mellon Global Real Return Fund, Class Y	8,517,379
47,179	Cohen & Steers Global Realty Shares Inc., Class I	2,719,404
252,058	Diamond Hill Long/Short Fund, Class I	7,110,554
572,463	Driehaus Event Driven Fund, Common Class	6,995,503
1,213,505	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	11,322,001
910,551	John Hancock Diversified Macro Fund, Class I	9,451,517
739,933	John Hancock Seaport Long/Short Fund, Class I	8,383,443
543,274	LoCorr Market Trend Fund, Class I	8,089,343
420,594	Neuberger Berman Long Short Fund, Institutional Class	7,078,597
616,844	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	4,848,394
1,200,180	PIMCO Credit Opportunities Bond Fund, Institutional Class	11,209,682
1,226,146	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	12,506,685
1,081,671	Western Asset Macro Opportunities Fund, Class I	9,918,919
	TOTAL INVESTMENTS - 98.3%
	(Cost - $143,371,654)	143,183,229

	Other Assets in Excess of Liabilities - 1.7%	2,520,638

	TOTAL NET ASSETS - 100.0%	$145,703,867

At May 31, 2022, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$ 143,371,654	$ 5,996,823	$ (6,185,248)	$ (188,425)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other Interbank Offered Rate (“IBOR”)-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Funds.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$131,228,407	$131,228,407	$—	$—
Consumer Discretionary	209,181,641	209,181,641	—	—
Consumer Staples	92,338,622	92,338,622	—	—
Energy	55,527,417	55,527,417	—	—
Financials	167,832,571	167,832,571	—	—
Health Care	246,060,456	246,060,456	—	—
Industrials	176,968,412	176,968,412	—	—
Information Technology	486,124,022	486,124,022	—	—
Materials	46,291,505	46,285,344	6,161	—
Real Estate	50,982,081	50,982,081	—	—
Utilities	36,887,883	36,887,883	—	—
Closed End Mutual Fund Security:
Financials	20,429,516	20,429,516	—	—
Short-Term Investments:
Money Market Fund	8,281,452	8,281,452	—	—
Time Deposits	62,310,287	—	62,310,287	—

Total Investments, at Value	$1,790,444,272	$1,728,127,824	$62,316,448	$—

Security Lending Transactions - Liabilities	$(8,281,452)	$—	$(8,281,452)	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(289,593)	$(289,593)	$—	$—

Total Other Financial Instruments - Liabilities	$(289,593)	$(289,593)	$—	$—

	Total Fair Value at May 31, 2022		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$11,876,780		$11,876,780	$—		$—
Consumer Discretionary	42,250,680		42,250,680	—		—
Consumer Staples	26,460,415		26,460,415	—		—
Energy	26,465,039		26,465,039	—		—
Financials	71,767,579		71,767,579	—		—
Health Care	86,076,706	*	86,070,601	6,105		—	*
Industrials	97,282,833		97,282,833	—		—
Information Technology	91,816,882		91,816,882	—		—
Materials	31,696,386	*	31,687,527	8,859		—	*
Real Estate	38,023,130		38,023,130	—		—
Utilities	17,842,322		17,842,322	—		—
Preferred Stocks:
Financials	2,840,856		2,840,856	—		—
Closed End Mutual Fund Securities:
Financials	1,012,514		1,012,514	—		—
Corporate Bonds & Notes:
Communication Services	749,736			749,736
Energy	9,536			9,536
Convertible Preferred Stock:
Health Care	185,599		185,599	—		—
Right:
United States	—	*	—	—	*	—
Short-Term Investments:
Money Market Fund	12,122,699		12,122,699	—		—
Time Deposits	12,085,939		—	12,085,939		—

Total Investments, at Value	$570,565,631	*	$557,705,456	$12,860,175	*	$—	*

Security Lending Transactions - Liabilities	$(12,122,699)		$—	$(12,122,699)		$—

Other Financial Instruments - Assets
Futures Contracts	$64,828		$64,828	$—		$—

Total Other Financial Instruments - Assets	$64,828		$64,828	$—		$—

Other Financial Instruments - Liabilities
Futures Contract	$(18,714)		$(18,714)	$—		$—

Total Other Financial Instruments - Liabilities	$(18,714)		$(18,714)	$—		$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$140,672,314	$371,745	$140,300,569	$—
Germany	91,062,167	—	91,062,167	—
Japan	199,500,718	—	199,500,718	—
Switzerland	123,148,331	—	123,148,331	—
United Kingdom	238,177,845	1,308,260	236,869,585	—
Other Countries**	448,116,963	65,034,709	383,082,254	—
Preferred Stocks:
Germany	4,634,197	—	4,634,197	—
Closed End Mutual Fund Security:
United States	1,506,153	1,506,153	—	—
Short-Term Investments:
Money Market Fund	53,208,203	53,208,203	—	—
Time Deposits	44,038,982	—	44,038,982	—

Total Investments, at Value	$1,344,065,873	$121,429,070	$1,222,636,803	$—

Security Lending Transactions - Liabilities	$(53,208,203)	$—	$(53,208,203)	$—

Other Financial Instruments - Assets
Futures Contracts	$53,486	$53,486	$—	$—

Total Other Financial Instruments - Assets	$53,486	$53,486	$—	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$35,594,260	$35,594,260	$—	$—
China	130,540,570	11,425,378	119,115,192	—
India	67,122,095	10,392,563	56,729,532	—
South Korea	65,394,565	23,180	65,371,385	—
Taiwan	67,546,980	13,269,378	54,277,602	—
Other Countries**	121,046,407 *	29,335,531	91,668,482	42,394	*
Preferred Stocks:
Brazil	3,767,884	3,767,884	—	—
Chile	386,279	386,279	—	—
Colombia	139,511	139,511	—	—
Mexico	192,177	192,177	—	—
Russia	856	—	20	836
South Korea	3,713,045	—	3,713,045	—
Rights:
South Korea	1,617	—	1,617	—
Thailand	13,020	—	13,020	—
Short-Term Investments:
Money Market Fund	1,577,266	1,577,266	—	—
Time Deposits	13,956,322	—	13,956,322	—

Total Investments, at Value	$510,992,854 *	$106,103,407	$404,846,217	$43,230	*

Security Lending Transactions - Liabilities	$(1,577,266)	$—	$(1,577,266)	$—

Other Financial Instruments - Liabilities
Futures Contract	(3,377)	(3,377)	—	—

Total Other Financial Instruments - Liabilities	$(3,377)	$(3,377)	$—	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$436,047,451 *	$—	$436,047,451	$—	*
U.S. Government Agencies & Obligations	399,848,648	—	399,848,648	—
Mortgage-Backed Securities	350,742,566	—	350,742,566	—
Collateralized Mortgage Obligations	127,050,918	—	127,050,918	—
Sovereign Bonds	39,235,138	—	39,235,138	—
Senior Loans	22,623,628	—	22,623,628	—
Asset-Backed Securities	16,275,387	—	16,275,387	—
Municipal Bonds	4,474,474	—	4,474,474	—
Common Stock:
Wireless Telecommunication Services	338,654	—	338,654	—
Right:
Luxembourg	— *	—	—	—	*
Purchased Options	107,406	107,406	—	—
Short-Term Investments:
Sovereign Bond	4,624,764	—	4,624,764	—
Time Deposits	23,207,211	—	23,207,211	—
U.S. Government Agency	2,846,625	—	2,846,625	—
U.S. Government Obligations	46,290,235	—	46,290,235	—

Total Investments, at Value	$1,473,713,105 *	$107,406	$1,473,605,699	$—	*

Other Financial Instruments - Assets
Futures Contracts	$442,285	$442,285	$—	$—
Forward Foreign Currency Contracts	98,358	—	98,358	—
Centrally Cleared Interest Rate Swaps	5,860,324	—	5,860,324	—
Centrally Cleared Inflation Rate Swap	242,964	—	242,964	—
Centrally Cleared Credit Default Swaps	99,886	—	99,886	—

Total Other Financial Instruments - Assets	$6,743,817	$442,285	$6,301,532	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(1,146,844)	$(1,146,844)	$—	$—
Futures Contracts	(2,726,707)	(2,726,707)	—	—
Forward Foreign Currency Contracts	(936,732)	—	(936,732)	—
Centrally Cleared Inflation Rate Swap	(267,098)	—	(267,098)	—

Total Other Financial Instruments - Liabilities	$(5,077,381)	$(3,873,551)	$(1,203,830)	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$105,918,866	$—	$105,918,866	$—
Senior Loans	5,542,173	—	5,542,173	—
Collateralized Mortgage Obligations	4,298,453	—	4,298,453	—
Convertible Preferred Stock:
Energy	455,587	—	455,587	—
Common Stocks:
Consumer Cyclical	2,550	2,550	—	—
Energy	485,472	485,472	—	—
Preferred Stocks:
Financials	556,497	556,497	—	—
Sovereign Bonds	43,690	—	43,690	—
Short-Term Investments:
Time Deposits	3,804,099	—	3,804,099	—

Total Investments, at Value	$121,107,387	$1,044,519	$120,062,868	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$30,060,023	$—	$30,060,023	$—
Other Countries**	40,230,946	—	40,230,946	—
Collateralized Mortgage Obligations	42,150,632	—	42,150,632	—
Corporate Bonds & Notes:
Other Countries**	25,515,555	—	25,515,555	—
Mortgage-Backed Securities	19,111,358	—	19,111,358	—
U.S. Government Obligations	4,052,647	—	4,052,647	—
Asset-Backed Securities	838,770	—	838,770	—
Municipal Bond	86,847	—	86,847	—
Purchased Options	104,763	—	104,763	—
Short-Term Investments:
Sovereign Bonds	17,064,130	—	17,064,130	—
Time Deposits	5,650,840	—	5,650,840	—
U.S. Government Obligation	3,397,130	—	3,397,130	—

Total Investments, at Value	$188,263,641	$—	$188,263,641	$—

Other Financial Instruments - Assets
Futures Contracts	$91,235	$91,235	$—	$—
Forward Foreign Currency Contracts	1,786,676	—	1,786,676	—
OTC Total Return Swaps	1,164,176	—	1,164,176	—
OTC Interest Rate Swaps	111,317	—	111,317	—
Centrally Cleared Interest Rate Swaps	2,998,436	—	2,998,436	—
OTC Credit Default Swaps	108,114	—	108,114	—
Centrally Cleared Credit Default Swaps	266,400	—	266,400	—
OTC Cross-Currency Swap	61,060	—	61,060	—

Total Other Financial Instruments Assets	$6,587,414	$91,235	$6,496,179	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(553,953)	$(17,356)	$(536,597)	$—
Forward Sale Commitments	(29,246,505)	—	(29,246,505)	—
Futures Contracts	(1,064,407)	(1,064,407)	—	—
Forward Foreign Currency Contracts	(1,388,739)	—	(1,388,739)	—
Centrally Cleared Interest Rate Swaps	(4,033,957)	—	(4,033,957)	—
Centrally Cleared Inflation Rate Swaps	(141,923)	—	(141,923)	—
OTC Credit Default Swap	(2,733)	—	(2,733)	—
Centrally Cleared Credit Default Swaps	(49,116)	—	(49,116)	—

Total Other Financial Instruments - Liabilities	$(36,481,333)	$(1,081,763)	$(35,399,570)	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$91,865,037	$—	$91,865,037	$—
Short-Term Investments:
Time Deposit	1,829,337	—	1,829,337	—

Total Investments, at Value	$93,694,374	$—	$93,694,374	$—

Other Financial Instruments - Assets
Futures Contracts	$33,850	$33,850	$—	$—

Total Other Financial Instruments - Assets	$33,850	$33,850	$—	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$111,977,761	$—	$111,977,761	$—
Sovereign Bonds	14,843,579	—	14,843,579	—
Collateralized Mortgage Obligations	11,679,381	—	11,679,381	—
Corporate Bonds & Notes	4,726,465	811,340	3,915,125	—
Mortgage-Backed Securities	3,374,573	—	3,374,573	—
Purchased Options	722,450	—	722,450	—
Short-Term Investments:
Repurchase Agreement	383,250	—	383,250	—
Time Deposits	1,039,373	—	1,039,373	—

Total Investments, at Value	$148,746,832	$811,340	$147,935,492	$—

Other Financial Instruments - Assets
Futures Contracts	$700,251	$700,251	$—	$—
Forward Foreign Currency Contracts	224,675	—	224,675	—
Centrally Cleared Interest Rate Swaps	296,682	—	296,682	—
Centrally Cleared Inflation Rate Swaps	2,041,317	—	2,041,317	—

Total Other Financial Instruments - Assets	$3,262,925	$700,251	$2,562,674	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(903,926)	$—	$(903,926)	$—
Reverse Repurchase Agreements	(36,481,405)	—	(36,481,405)	—
Futures Contracts	(220,045)	(220,045)	—	—
Forward Foreign Currency Contracts	(306,847)	—	(306,847)	—
Centrally Cleared Interest Rate Swaps	(173,099)	—	(173,099)	—
Centrally Cleared Inflation Rate Swaps	(2,620,714)	—	(2,620,714)	—
Centrally Cleared Credit Default Swap	(125)	—	(125)	—

Total Other Financial Instruments - Liabilities	$(40,706,161)	$(220,045)	$(40,486,116)	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$255,109,541	$—	$255,109,541	$—
Collateralized Mortgage Obligations	148,976,567	—	148,976,567	—
U.S. Government Agencies & Obligation	48,674,902	—	48,674,902	—
Asset-Backed Securities	22,050,572	—	22,050,572	—
Sovereign Bonds	9,927,038	—	9,927,038	—
Mortgage-Backed Securities	1,023,833	—	1,023,833	—
Certificate of Deposit	1,003,818	—	1,003,818	—
Short-Term Investments:
Commercial Paper	999,945	—	999,945	—
Time Deposits	6,696,717	—	6,696,717	—
U.S. Government Obligations	178,614,988	—	178,614,988	—

Total Investments, at Value	$673,077,921	$—	$673,077,921	$—

Other Financial Instruments - Assets
Futures Contracts	$15,945	$15,945	$—	$—
Forward Foreign Currency Contracts	194,939	—	194,939	—
Centrally Cleared Interest Rate Swaps	95,115	—	95,115	—
Centrally Cleared Credit Default Swap	478,341	—	478,341	—

Total Other Financial Instruments - Assets	$784,340	$15,945	$768,395	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(383,637)	$(383,637)	$—	$—
Forward Foreign Currency Contracts	(1,752,570)	—	(1,752,570)	—
Centrally Cleared Credit Default Swap	(20,345)	—	(20,345)	—

Total Other Financial Instruments - Liabilities	$(2,156,552)	$(383,637)	$(1,772,915)	$—

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$143,183,229	$138,334,835	$4,848,394	$—

Total Investments, at Value	$143,183,229	$138,334,835	$4,848,394	$—

* Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.

** Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2021 through May 31, 2022:

	Total		Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans
Small-Mid Cap Equity Fund
Balance as of August 31, 2021	$—	*	$—	$—	$—	*	$—	$—	$—	$—
Total realized gain (loss)	11		—	—	11		—	—	—	—
Change in unrealized appreciation (depreciation)	—		—	—	—		—	—	—	—
Purchases	—		—	—	—		—	—	—	—
(Sales)	(11)		—	—	(11)		—	—	—	—
Transfers in	—		—	—	—		—	—	—	—
(Transfers out)	—		—	—	—		—	—	—	—

Balance as of May 31, 2022	$—	*	$—	$—	$—	*	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$—		$—	$—	$—		$—	$—	$—	$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans
Emerging Markets Equity Fund
Balance as of August 31, 2021	$19 *	$—	$—	$19 *	$—	$—	$—	$—
Total realized gain (loss)	(39,962)	—	—	(39,962)	—	—	—	—
Change in unrealized appreciation (depreciation)	5,598	—	—	5,598	—	—	—	—
Purchases	34,514	—	—	34,514	—	—	—	—
(Sales)	(123)	—	—	(123)	—	—	—	—
Transfers in	43,201	—	—	42,365	—	836	—	—
(Transfers out)	(17)	—	—	(17)	—	—	—	—

Balance as of May 31, 2022	$43,230 *	$—	$—	$42,394 *	$—	$836	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$(12,655,900)	$—	$—	$(12,610,780)	$—	$(45,120)	$—	$—

	Total		Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights		Senior Loans
Core Fixed Income Fund
Balance as of August 31, 2021	$—	*	$—	$—	$—	$—	*	$—	$—		$—
Total realized gain (loss)	—		—	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—	—	—		—	—		—
Purchases	—	*	—	—	—	—		—	—	*	—
(Sales)	—		—	—	—	—		—	—		—
Transfers in	—		—	—	—	—		—	—		—
(Transfers out)	—		—	—		—		—	—		—

Balance as of May 31, 2022	$—	*	$—	$—	$—	$—	*	$—	$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$—		$—	$—	$—	$—		$—	$—		$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans
High Yield Fund
Balance as of August 31, 2021	$322,753	$—	$—	$—	$—	$—	$—	$322,753
Total realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(33,509)	—	—	—	—	—	—	(33,509)
Purchases	32,011	—	—	—	—	—	—	32,011
(Sales)	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—
(Transfers out)	(321,255)	—	—	—	—	—	—	(321,255)

Balance as of May 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans
International Fixed Income Fund
Balance as of August 31, 2021	$1,342,080	$—	$1,342,080	$—	$—	$—	$—	$—
Total realized gain (loss)	(10,418)	—	(10,418)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(13,912)	—	(13,912)	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—
(Sales)	(1,238,628)	—	(1,238,628)	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—
(Transfers out)	(79,122)	—	(79,122)	—	—	—	—	—

Balance as of May 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights	Senior Loans
Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2021	$1,499,654	$1,199,938	$299,716	$—	$—	$—	$—	$—
Total realized gain (loss)	(339,642)	(159,220)	(180,422)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(72,579)	(63,944)	(8,635)	—	—	—	—	—
Purchases	745,278	—	745,278	—	—	—	—	—
(Sales)	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—
(Transfers out)	(1,832,711)	(976,774)	(855,937)	—	—	—	—	—

Balance as of May 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—

* Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a

Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At May 31, 2022, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$13,389,001	$—	$(13,389,001)	$0
Small-Mid Cap Equity Fund	11,599,888	—	(11,599,888)	0
International Equity Fund	51,003,241	—	(51,003,041)	0
Emerging Markets Equity Fund	1,639,514	—	(1,639,514)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $8,281,452, $12,122,699, $53,208,203 and $1,577,266, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $5,584,032, $0, $998,077 and $144,382, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Replacement Risk. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, Ice Benchmark Administrator (“IBA”) clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (which consists of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of Funds’ investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of Funds’ investments is impacted because of these factors for an extended period, the Funds’ investment results may be adversely affected.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2020 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of May 31, 2022:

Security	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Depreciation
athenahealth Group Inc.	$86,957	$86,541	$83,225	$(3,316)

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2022 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2022 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2022.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2022 have been disclosed under respective schedules of investments.